UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-160635
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 17	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 808	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [B]
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 76. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III

•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
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Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
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Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.50%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	1.65%
Combination Enhanced Death Benefit Option Charge	0.45%
Total Variable Account Charges (including this option only)	1.75%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets)	0.35% [3]
Total Variable Account Charges (including this option only)	1.65%
Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base4) (eligible applicants may purchase one option):
Maximum 5% Nationwide Lifetime Income Rider Charge (no longer available)	1.00% [5]
Maximum 7% Nationwide Lifetime Income Rider Charge	1.00%
Maximum 10% Nationwide Lifetime Income Rider Charge	1.20%
Joint Options for the Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base) (eligible applicants may purchase the option that corresponds to the elected lifetime income option):

Maximum Joint Option for the 5% Nationwide Lifetime Income Rider Charge (no longer available)	0.15%
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.30% [6]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider Charge (not available in NY)	0.30% [7]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option Charge	0.45%
Beneficiary Protector II Option Charge	0.35%
Maximum 10% Nationwide Lifetime Income Rider Charge	1.20% [8]
Maximum Joint Option for the 10% Nationwide Lifetime Income Rider Charge	0.30% [8]
Maximum Possible Total Variable Account Charges	3.60% [9]

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[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[4]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[5]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[6]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[7]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[8]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[9]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
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•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,417	$2,605	$3,733	$6,510	*	$2,105	$3,433	$6,510	$717	$2,105	$3,433	$6,510
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,152	$1,861	$2,580	$4,615	*	$1,361	$2,280	$4,615	$452	$1,361	$2,280	$4,615
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower than 3.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
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Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
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If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider is not available if either of the following optional benefits is elected: the 10% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
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Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to
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limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
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•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
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•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not
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come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
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•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
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each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
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If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income
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Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: the 7% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
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(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
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Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual
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basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
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First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider is not available if either of the following optional benefits is elected: the 10% Nationwide Lifetime Income Rider or the 5% Nationwide Lifetime Income Rider.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
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At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
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(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
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(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime
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Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
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5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
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(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime,
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the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
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(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics
. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
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•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.30%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.30% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant; or
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
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Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Purchase Payment Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
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The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.30% to 2.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
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•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
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Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to
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remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
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•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed
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Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
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Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the elected Nationwide Lifetime Income Rider. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund) and Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
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With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
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If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
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(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
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Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
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Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-160635
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
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BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
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Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
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MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
83

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
84

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
85

Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
86

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
87

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
88

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
89

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
90

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.30%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 2.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.940400	11.832901	-8.56%	6,344
2017	11.467817	12.940400	12.84%	11,523
2016	11.240100	11.467817	2.03%	11,523
2015	11.538145	11.240100	-2.58%	4,787
2014	11.218186	11.538145	2.85%	4,787
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.785793	36.603682	-16.40%	243,275
2017	39.309596	43.785793	11.39%	277,315
2016	31.913697	39.309596	23.17%	308,784
2015	34.286334	31.913697	-6.92%	346,278
2014	31.885431	34.286334	7.53%	369,520
2013	23.471632	31.885431	35.85%	392,661
2012	20.073992	23.471632	16.93%	465,748
2011	22.256871	20.073992	-9.81%	405,512
2010	17.813327	22.256871	24.95%	109,796
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.164466	13.585275	-4.09%	2,050,950
2017	13.842269	14.164466	2.33%	2,176,791
2016	13.434656	13.842269	3.03%	2,116,309
2015	13.956063	13.434656	-3.74%	2,207,058
2014	13.688194	13.956063	1.96%	2,534,426
2013	15.153413	13.688194	-9.67%	2,409,086
2012	14.297491	15.153413	5.99%	2,240,148
2011	12.962797	14.297491	10.30%	1,656,571
2010	12.493924	12.962797	3.75%	467,211
91

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	30.697596	26.369198	-14.10%	391,371
2017	27.901210	30.697596	10.02%	461,261
2016	23.034724	27.901210	21.13%	511,694
2015	23.712676	23.034724	-2.86%	536,568
2014	20.668691	23.712676	14.73%	612,667
2013	16.120711	20.668691	28.21%	644,433
2012	14.053082	16.120711	14.71%	728,817
2011	14.358832	14.053082	-2.13%	583,322
2010	12.227487	14.358832	17.43%	106,435
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.851641	10.400441	-4.16%	20,512
2017	10.267397	10.851641	5.69%	173,454
2016	9.220316	10.267397	11.36%	6,056
2015*	10.000000	9.220316	-7.80%	803
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.091257	9.887506	-2.02%	258,705
2017	9.906199	10.091257	1.87%	263,028
2016	9.795436	9.906199	1.13%	167,720
2015*	10.000000	9.795436	-2.05%	125,671
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.865168	11.755348	-8.63%	50,219
2017	11.189017	12.865168	14.98%	70,797
2016	9.767409	11.189017	14.55%	57,620
2015*	10.000000	9.767409	-2.33%	33,337
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.234356	15.719984	-8.79%	295,527
2017	15.355712	17.234356	12.23%	368,444
2016	14.987145	15.355712	2.46%	387,690
2015	15.338093	14.987145	-2.29%	425,643
2014	15.245537	15.338093	0.61%	453,204
2013	13.500145	15.245537	12.93%	473,142
2012	12.438632	13.500145	8.53%	510,190
2011	13.078195	12.438632	-4.89%	392,780
2010	12.072012	13.078195	8.33%	88,360
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.805473	13.775453	-18.03%	92,479
2017	15.234886	16.805473	10.31%	102,731
2016	11.774721	15.234886	29.39%	110,563
2015	12.754025	11.774721	-7.68%	94,611
2014	12.234599	12.754025	4.25%	80,691
2013*	10.000000	12.234599	22.35%	21,631
92

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.528043	11.256946	-16.79%	82,866
2017	11.913823	13.528043	13.55%	97,606
2016	10.477534	11.913823	13.71%	108,144
2015	10.889543	10.477534	-3.78%	117,709
2014*	10.000000	10.889543	8.90%	45,461
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.056317	29.695973	-10.17%	144,499
2017	29.794920	33.056317	10.95%	180,923
2016	24.009353	29.794920	24.10%	238,479
2015	24.905780	24.009353	-3.60%	236,541
2014	24.004434	24.905780	3.75%	274,588
2013	17.283516	24.004434	38.89%	292,051
2012	15.129971	17.283516	14.23%	340,110
2011	15.243060	15.129971	-0.74%	271,392
2010	12.273737	15.243060	24.19%	49,536
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.570161	28.705897	-6.10%	367,265
2017	25.551563	30.570161	19.64%	452,314
2016	23.229494	25.551563	10.00%	562,344
2015	23.332829	23.229494	-0.44%	599,042
2014	20.901224	23.332829	11.63%	705,290
2013	16.078646	20.901224	29.99%	807,076
2012	14.107815	16.078646	13.97%	855,834
2011	14.065339	14.107815	0.30%	669,675
2010	12.441834	14.065339	13.05%	146,273
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.709719	24.488220	-8.32%	545,033
2017	21.305902	26.709719	25.36%	657,632
2016	20.054835	21.305902	6.24%	760,872
2015	20.885783	20.054835	-3.98%	836,347
2014	19.624877	20.885783	6.43%	962,166
2013	16.456156	19.624877	19.26%	1,074,242
2012	15.138702	16.456156	8.70%	1,102,460
2011	14.104999	15.138702	7.33%	851,993
2010	12.421853	14.104999	13.55%	156,664
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.726834	10.577537	-1.39%	74,938
2017	10.506066	10.726834	2.10%	56,760
2016	9.770039	10.506066	7.53%	110,056
2015	9.997926	9.770039	-2.28%	6,101
2014	10.071973	9.997926	-0.74%	30,368
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.245047	-17.55%	817
93

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.557547	16.589580	-5.51%	1,451,021
2017	15.770077	17.557547	11.33%	1,647,057
2016	15.183111	15.770077	3.87%	1,786,158
2015	15.465121	15.183111	-1.82%	1,870,567
2014	15.035641	15.465121	2.86%	1,921,432
2013	13.457741	15.035641	11.72%	1,961,483
2012	12.219959	13.457741	10.13%	2,006,566
2011	12.433696	12.219959	-1.72%	1,401,868
2010	11.193130	12.433696	11.08%	302,533
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.879025	17.499782	-7.31%	5,641,257
2017	16.451831	18.879025	14.75%	6,326,289
2016	15.753781	16.451831	4.43%	6,726,158
2015	16.034880	15.753781	-1.75%	7,078,471
2014	15.532319	16.034880	3.24%	7,320,595
2013	13.609100	15.532319	14.13%	7,515,207
2012	12.194817	13.609100	11.60%	7,802,034
2011	12.510431	12.194817	-2.52%	6,058,159
2010	11.086541	12.510431	12.84%	1,732,829
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.548096	18.646068	-9.26%	15,795
2017	17.248537	20.548096	19.13%	35,224
2016	16.427999	17.248537	4.99%	45,503
2015	16.732995	16.427999	-1.82%	46,030
2014	16.185651	16.732995	3.38%	46,925
2013	13.507103	16.185651	19.83%	47,432
2012	11.881588	13.507103	13.68%	51,361
2011	12.388256	11.881588	-4.09%	49,417
2010	10.830343	12.388256	14.38%	30,093
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.959964	11.279427	-5.69%	66,181
2017	10.435271	11.959964	14.61%	32,751
2016*	10.000000	10.435271	4.35%	4,061
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.247402	12.805935	-25.75%	82,404
2017	17.972726	17.247402	-4.04%	106,778
2016	13.638889	17.972726	31.78%	128,069
2015	17.436911	13.638889	-21.78%	127,771
2014	20.252144	17.436911	-13.90%	142,191
2013	16.528028	20.252144	22.53%	192,219
2012	15.989239	16.528028	3.37%	223,717
2011	17.087917	15.989239	-6.43%	199,871
2010	14.529425	17.087917	17.61%	17,076
94

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.722306	24.121393	-9.73%	883,588
2017	24.033057	26.722306	11.19%	1,003,522
2016	20.685487	24.033057	16.18%	1,096,547
2015	21.885542	20.685487	-5.48%	1,189,077
2014	20.440533	21.885542	7.07%	1,174,887
2013	16.201274	20.440533	26.17%	1,254,742
2012	14.023439	16.201274	15.53%	1,296,618
2011	14.115327	14.023439	-0.65%	1,106,251
2010	12.444718	14.115327	13.42%	283,646
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.962761	11.617273	-10.38%	24,729
2017	11.262174	12.962761	15.10%	16,976
2016*	10.000000	11.262174	12.62%	1,327
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.721482	31.171482	-1.73%	588,332
2017	23.838353	31.721482	33.07%	758,335
2016	24.019381	23.838353	-0.75%	797,342
2015	22.764038	24.019381	5.51%	861,234
2014	20.775828	22.764038	9.57%	798,710
2013	15.477413	20.775828	34.23%	821,679
2012	13.707490	15.477413	12.91%	904,552
2011	13.892186	13.707490	-1.33%	726,260
2010	11.363488	13.892186	22.25%	174,926
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.298838	14.980022	-2.08%	1,955,666
2017	14.904806	15.298838	2.64%	2,077,315
2016	14.453385	14.904806	3.12%	1,945,354
2015	14.769242	14.453385	-2.14%	1,988,492
2014	14.167846	14.769242	4.24%	2,228,508
2013	14.657541	14.167846	-3.34%	2,204,816
2012	14.063004	14.657541	4.23%	2,031,045
2011	13.311254	14.063004	5.65%	1,507,733
2010	12.540044	13.311254	6.15%	505,413
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.483736	39.098910	-15.89%	477,924
2017	39.070373	46.483736	18.97%	565,170
2016	35.366714	39.070373	10.47%	644,475
2015	36.425827	35.366714	-2.91%	694,547
2014	34.806190	36.425827	4.65%	764,441
2013	25.954620	34.806190	34.10%	867,718
2012	22.954492	25.954620	13.07%	912,624
2011	26.087470	22.954492	-12.01%	794,745
2010	20.557277	26.087470	26.90%	242,021
95

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.830528	21.654331	-16.17%	345,833
2017	20.132452	25.830528	28.30%	354,571
2016	21.531223	20.132452	-6.50%	375,046
2015	21.118649	21.531223	1.95%	415,777
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.444203	11.488735	-7.68%	363
2017	12.149430	12.444203	2.43%	382
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.472957	12.905547	-10.83%	93,595
2017	13.094504	14.472957	10.53%	141,207
2016	11.721534	13.094504	11.71%	138,470
2015	12.662697	11.721534	-7.43%	145,582
2014	12.474214	12.662697	1.51%	149,810
2013	10.211201	12.474214	22.16%	147,464
2012	8.970568	10.211201	13.83%	146,583
2011	9.230806	8.970568	-2.82%	132,788
2010	8.482528	9.230806	8.82%	32,412
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.157566	16.204471	-5.55%	207,307
2017	15.849753	17.157566	8.25%	239,176
2016	14.083020	15.849753	12.55%	258,669
2015	15.351469	14.083020	-8.26%	268,711
2014	14.867410	15.351469	3.26%	325,301
2013	13.220142	14.867410	12.46%	312,412
2012	11.890259	13.220142	11.18%	284,456
2011	11.765995	11.890259	1.06%	193,035
2010	10.580086	11.765995	11.21%	59,282
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.694608	34.131131	-14.02%	150,935
2017	36.344606	39.694608	9.22%	180,209
2016	28.283730	36.344606	28.50%	211,263
2015	30.941984	28.283730	-8.59%	225,766
2014	31.171545	30.941984	-0.74%	288,952
2013	23.181387	31.171545	34.47%	291,214
2012	19.839372	23.181387	16.85%	354,765
2011	20.885506	19.839372	-5.01%	307,156
2010	16.502884	20.885506	26.56%	82,164
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.464831	9.522124	0.61%	264,481
2017	9.407983	9.464831	0.60%	353,623
2016	9.259460	9.407983	1.60%	364,996
2015	9.803446	9.259460	-5.55%	309,871
2014	9.753776	9.803446	0.51%	361,834
96

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.565150	11.863215	-5.59%	408
2017	11.254538	12.565150	11.65%	682
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	1,847
2014	11.458922	11.756183	2.59%	2,914
2013	10.222938	11.458922	12.09%	1,847
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.342147	9.689003	-6.32%	6,430
2017	10.106621	10.342147	2.33%	3,983
2016	10.289133	10.106621	-1.77%	15,765
2015	10.235413	10.289133	0.52%	18,792
2014	9.908546	10.235413	3.30%	100,540
2013*	10.000000	9.908546	-0.91%	449
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.503650	13.526111	-12.76%	88,648
2017	13.699818	15.503650	13.17%	97,284
2016	12.265322	13.699818	11.70%	104,215
2015	12.982605	12.265322	-5.52%	107,896
2014	12.627093	12.982605	2.82%	26,807
2013	9.958708	12.627093	26.79%	26,928
2012*	10.000000	9.958708	-0.41%	16,256
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.660363	15.476672	-7.10%	126,943
2017	13.819307	16.660363	20.56%	159,900
2016	13.921142	13.819307	-0.73%	173,781
2015	13.959072	13.921142	-0.27%	192,484
2014	13.132793	13.959072	6.29%	209,131
2013	9.740391	13.132793	34.83%	223,309
2012*	10.000000	9.740391	-2.60%	283,004
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.075467	15.002398	-6.68%	130,216
2017	13.770342	16.075467	16.74%	163,679
2016	14.318963	13.770342	-3.83%	184,843
2015	15.828728	14.318963	-9.54%	254,399
2014	16.928545	15.828728	-6.50%	290,084
2013	13.706700	16.928545	23.51%	344,961
2012	11.653053	13.706700	17.62%	392,384
2011	12.723062	11.653053	-8.41%	398,500
2010	11.861523	12.723062	7.26%	74,219
97

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.219888	12.771160	-3.39%	51,402
2017	12.555031	13.219888	5.30%	66,877
2016	10.947839	12.555031	14.68%	56,495
2015	11.863786	10.947839	-7.72%	48,145
2014	11.795395	11.863786	0.58%	120,900
2013	10.815203	11.795395	9.06%	325,216
2012*	10.000000	10.815203	8.15%	39,123
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.771418	16.542519	-1.36%	152,284
2017	13.390222	16.771418	25.25%	139,063
2016	12.784264	13.390222	4.74%	146,927
2015	13.747250	12.784264	-7.00%	151,469
2014	12.912192	13.747250	6.47%	122,489
2013	10.068050	12.912192	28.25%	120,556
2012*	10.000000	10.068050	0.68%	77,347
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.072568	9.813037	-2.58%	298,761
2017	9.873813	10.072568	2.01%	286,189
2016	9.786097	9.873813	0.90%	291,335
2015*	10.000000	9.786097	-2.14%	133,591
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.699389	20.779932	0.39%	462,123
2017	16.132183	20.699389	28.31%	623,646
2016	16.032659	16.132183	0.62%	759,023
2015	14.511535	16.032659	10.48%	775,453
2014	13.554874	14.511535	7.06%	1,067,466
2013	10.492598	13.554874	29.19%	1,178,290
2012	8.583266	10.492598	22.24%	1,271,992
2011	9.344776	8.583266	-8.15%	1,112,171
2010	8.891677	9.344776	5.10%	360,896
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.065464	13.011887	-0.41%	200,071
2017	9.134377	13.065464	43.04%	162,261
2016	8.128447	9.134377	12.38%	156,410
2015	7.869904	8.128447	3.29%	195,297
2014	7.291940	7.869904	7.93%	206,665
2013	5.456761	7.291940	33.63%	198,627
2012	4.640225	5.456761	17.60%	180,458
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.988931	10.878721	-16.25%	27,762
2017	10.060412	12.988931	29.11%	32,691
2016	10.925377	10.060412	-7.92%	37,703
2015	12.138000	10.925377	-9.99%	84,416
2014	13.991014	12.138000	-13.24%	58,457
2013	12.403811	13.991014	12.80%	116,156
2012	11.103975	12.403811	11.71%	74,542
98

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.995094	8.837660	-19.62%	37,178
2017	8.714530	10.995094	26.17%	63,276
2016	7.309965	8.714530	19.21%	21,429
2015	9.264351	7.309965	-21.10%	9,055
2014	9.842810	9.264351	-5.88%	1,925
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.225381	9.988137	-2.32%	180,961
2017	9.974307	10.225381	2.52%	128,809
2016*	10.000000	9.974307	-0.26%	67,001
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.834036	16.328658	-3.00%	72,297
2017	13.500207	16.834036	24.69%	65,689
2016	12.571407	13.500207	7.39%	60,343
2015	13.016285	12.571407	-3.42%	60,622
2014	14.256165	13.016285	-8.70%	56,470
2013	10.228022	14.256165	39.38%	66,476
2012*	10.000000	10.228022	2.28%	16,923
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.477297	29.617784	-11.53%	814,353
2017	28.902784	33.477297	15.83%	903,580
2016	25.736921	28.902784	12.30%	1,010,941
2015	26.321762	25.736921	-2.22%	1,084,356
2014	24.199527	26.321762	8.77%	1,137,470
2013	18.081786	24.199527	33.83%	1,193,700
2012	15.809554	18.081786	14.37%	1,232,095
2011	16.092409	15.809554	-1.76%	990,166
2010	14.659938	16.092409	9.77%	279,995
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.188010	17.986606	-10.90%	1,379,570
2017	16.127752	20.188010	25.18%	1,492,368
2016	15.735157	16.127752	2.50%	1,530,853
2015	14.994719	15.735157	4.94%	1,638,257
2014	15.022071	14.994719	-0.18%	1,622,068
2013	11.924574	15.022071	25.98%	1,646,985
2012	10.421665	11.924574	14.42%	1,681,164
2011	10.749702	10.421665	-3.05%	1,179,441
2010*	10.000000	10.749702	7.50%	264,499
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.369174	9.426266	-9.09%	2,925
2017	9.334432	10.369174	11.09%	9,708
2016	8.225852	9.334432	13.48%	13,702
2015*	10.000000	8.225852	-17.74%	239
99

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.584804	17.940717	-8.39%	158,030
2017	16.884148	19.584804	16.00%	214,486
2016	15.410161	16.884148	9.57%	245,693
2015	16.818536	15.410161	-8.37%	257,531
2014	17.399171	16.818536	-3.34%	476,557
2013	13.362779	17.399171	30.21%	475,975
2012	11.040989	13.362779	21.03%	515,182
2011	11.288956	11.040989	-2.20%	343,392
2010*	10.000000	11.288956	12.89%	26,572
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.015636	24.137434	-10.65%	413,537
2017	25.240682	27.015636	7.03%	490,923
2016	21.272530	25.240682	18.65%	502,161
2015	22.554556	21.272530	-5.68%	557,014
2014	20.232022	22.554556	11.48%	557,406
2013	15.567756	20.232022	29.96%	605,830
2012	13.782314	15.567756	12.95%	593,135
2011	13.895869	13.782314	-0.82%	499,233
2010	12.442424	13.895869	11.68%	115,272
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.993503	16.874092	-6.22%	58,275,273
2017	15.743451	17.993503	14.29%	65,732,904
2016	14.633287	15.743451	7.59%	69,789,133
2015	14.681544	14.633287	-0.33%	72,189,199
2014	14.167869	14.681544	3.63%	74,427,089
2013	11.643296	14.167869	21.68%	75,372,574
2012	10.194744	11.643296	14.21%	73,902,076
2011	10.233657	10.194744	-0.38%	60,334,808
2010	9.256045	10.233657	10.56%	17,161,146
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.975369	11.691981	-2.37%	22,242,739
2017	11.755127	11.975369	1.87%	23,888,632
2016	11.602023	11.755127	1.32%	23,114,008
2015	11.782059	11.602023	-1.53%	23,582,925
2014	11.371131	11.782059	3.61%	23,794,959
2013	11.825276	11.371131	-3.84%	23,837,775
2012	11.414478	11.825276	3.60%	20,785,403
2011	10.938320	11.414478	4.35%	15,264,493
2010	10.456028	10.938320	4.61%	5,043,382
100

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.874217	18.660159	-10.61%	1,156,870
2017	16.147843	20.874217	29.27%	1,449,336
2016	16.329379	16.147843	-1.11%	1,600,412
2015	15.528434	16.329379	5.16%	1,666,557
2014	15.449373	15.528434	0.51%	1,497,811
2013	12.167775	15.449373	26.97%	1,597,653
2012	10.098071	12.167775	20.50%	1,587,309
2011	11.281017	10.098071	-10.49%	1,267,149
2010	10.269056	11.281017	9.85%	319,710
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.181094	20.766984	-1.96%	1,201,002
2017	16.791655	21.181094	26.14%	1,640,229
2016	15.598415	16.791655	7.65%	1,825,291
2015	14.849473	15.598415	5.04%	2,055,937
2014	13.922005	14.849473	6.66%	2,139,313
2013	10.882845	13.922005	27.93%	2,222,160
2012	9.392119	10.882845	15.87%	2,412,472
2011	9.983628	9.392119	-5.92%	2,145,882
2010	8.558038	9.983628	16.66%	536,813
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.750206	17.135394	-3.46%	14,212,867
2017	14.749250	17.750206	20.35%	17,299,743
2016	13.451569	14.749250	9.65%	20,070,144
2015	13.482238	13.451569	-0.23%	21,171,143
2014	12.392386	13.482238	8.79%	22,552,170
2013	9.442516	12.392386	31.24%	24,440,392
2012	8.172677	9.442516	15.54%	27,011,615
2011	8.469447	8.172677	-3.50%	21,727,858
2010	7.732300	8.469447	9.53%	6,915,362
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	19.340795	18.640384	-3.62%	1,615,133
2017	18.428083	19.340795	4.95%	1,682,619
2016	17.184248	18.428083	7.24%	1,581,560
2015	17.928782	17.184248	-4.15%	1,635,978
2014	17.485835	17.928782	2.53%	1,632,375
2013	17.917617	17.485835	-2.41%	1,564,084
2012	16.173014	17.917617	10.79%	1,358,583
2011	15.524248	16.173014	4.18%	1,063,907
2010	14.222830	15.524248	9.15%	352,264
101

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	31.789982	29.033852	-8.67%	413,796
2017	27.366799	31.789982	16.16%	488,183
2016	23.582043	27.366799	16.05%	573,882
2015	25.557890	23.582043	-7.73%	625,064
2014	23.772500	25.557890	7.51%	660,739
2013	17.801528	23.772500	33.54%	718,472
2012	15.263091	17.801528	16.63%	758,085
2011	15.868257	15.263091	-3.81%	723,498
2010	13.926149	15.868257	13.95%	185,457
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.024698	9.958885	-9.67%	3,950
2017	9.430999	11.024698	16.90%	4,158
2016	9.278864	9.430999	1.64%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.094700	0.95%	2,586
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.490898	23.445890	-4.27%	43,789
2017	23.242121	24.490898	5.37%	61,082
2016	20.627332	23.242121	12.68%	82,963
2015	21.458525	20.627332	-3.87%	69,777
2014	21.200477	21.458525	1.22%	73,493
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.713896	16.606910	-6.25%	255,810
2017	14.384844	17.713896	23.14%	298,636
2016	12.835420	14.384844	12.07%	328,343
2015	13.161469	12.835420	-2.48%	353,804
2014	12.513978	13.161469	5.17%	437,919
2013	8.833333	12.513978	41.67%	477,117
2012	7.660316	8.833333	15.31%	574,162
2011	8.784988	7.660316	-12.80%	467,362
2010	7.713805	8.784988	13.89%	131,164
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.902283	17.559196	-7.11%	243,477
2017	16.179428	18.902283	16.83%	304,193
2016	14.887031	16.179428	8.68%	340,416
2015	15.146489	14.887031	-1.71%	350,975
2014	13.886551	15.146489	9.07%	395,737
2013	10.154564	13.886551	36.75%	379,021
2012	9.237127	10.154564	9.93%	419,867
2011	9.674479	9.237127	-4.52%	426,894
2010	7.932740	9.674479	21.96%	129,237
102

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.750078	13.873875	-11.91%	6,067
2017	13.319781	15.750078	18.25%	5,974
2016	12.453193	13.319781	6.96%	6,812
2015	12.842453	12.453193	-3.03%	45,826
2014	12.451663	12.842453	3.14%	95,433
2013	9.743653	12.451663	27.79%	99,727
2012	8.499356	9.743653	14.64%	99,891
2011	9.197754	8.499356	-7.59%	91,721
2010	8.106439	9.197754	13.46%	36,323
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.355133	13.284350	-7.46%	24,405,020
2017	12.979469	14.355133	10.60%	27,561,660
2016	12.392966	12.979469	4.73%	29,495,948
2015	12.690633	12.392966	-2.35%	30,896,883
2014	12.327993	12.690633	2.94%	32,556,780
2013	10.893639	12.327993	13.17%	33,707,074
2012	9.938199	10.893639	9.61%	34,520,867
2011	10.206099	9.938199	-2.62%	28,546,047
2010	9.365872	10.206099	8.97%	9,050,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.250834	13.823294	-9.36%	42,521,761
2017	13.342302	15.250834	14.30%	46,827,198
2016	12.595360	13.342302	5.93%	49,631,086
2015	12.933092	12.595360	-2.61%	51,652,390
2014	12.515531	12.933092	3.34%	52,489,659
2013	10.458384	12.515531	19.67%	52,865,784
2012	9.324356	10.458384	12.16%	51,680,388
2011	9.784260	9.324356	-4.70%	43,624,700
2010	8.820316	9.784260	10.93%	11,641,389
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.706472	12.213702	-3.88%	7,936,891
2017	12.103767	12.706472	4.98%	9,223,014
2016	11.722026	12.103767	3.26%	10,170,981
2015	11.964218	11.722026	-2.02%	10,516,369
2014	11.730417	11.964218	1.99%	11,030,611
2013	11.326218	11.730417	3.57%	11,730,063
2012	10.675245	11.326218	6.10%	13,583,715
2011	10.665062	10.675245	0.10%	9,227,830
2010	10.117462	10.665062	5.41%	2,651,238
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.181625	11.179328	-8.23%	38,174
2017	10.753745	12.181625	13.28%	31,467
2016	10.321485	10.753745	4.19%	32,233
2015	10.926615	10.321485	-5.54%	24,684
2014	10.825854	10.926615	0.93%	10,349
2013*	10.000000	10.825854	8.26%	0
103

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.509431	11.472669	-8.29%	341,330
2017	10.759508	12.509431	16.26%	259,428
2016	10.263252	10.759508	4.84%	203,866
2015	10.931527	10.263252	-6.11%	219,694
2014	10.964383	10.931527	-0.30%	177,523
2013*	10.000000	10.964383	9.64%	321
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.842214	13.610151	-8.30%	35,181,996
2017	13.194055	14.842214	12.49%	39,101,386
2016	12.523394	13.194055	5.36%	41,940,160
2015	12.825049	12.523394	-2.35%	44,673,562
2014	12.426087	12.825049	3.21%	46,726,947
2013	10.686963	12.426087	16.27%	47,934,657
2012	9.636061	10.686963	10.91%	48,363,739
2011	9.995903	9.636061	-3.60%	40,932,591
2010	9.093523	9.995903	9.92%	11,729,828
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.475540	13.821761	-10.69%	84,886
2017	13.279313	15.475540	16.54%	112,798
2016	12.504478	13.279313	6.20%	350,966
2015	12.863113	12.504478	-2.79%	356,498
2014	12.463956	12.863113	3.20%	376,241
2013	10.161260	12.463956	22.66%	378,214
2012	8.984882	10.161260	13.09%	367,502
2011	9.549068	8.984882	-5.91%	190,121
2010	8.538248	9.549068	11.84%	43,059
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.861507	13.028691	-6.01%	8,891,443
2017	12.780176	13.861507	8.46%	9,892,121
2016	12.215391	12.780176	4.62%	10,639,401
2015	12.509532	12.215391	-2.35%	11,444,655
2014	12.177203	12.509532	2.73%	12,107,709
2013	11.091106	12.177203	9.79%	12,932,648
2012	10.211873	11.091106	8.61%	13,471,224
2011	10.374143	10.211873	-1.56%	10,810,880
2010	9.639911	10.374143	7.62%	3,156,219
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.862143	12.606713	-1.99%	357,507
2017	12.508297	12.862143	2.83%	355,836
2016	12.068542	12.508297	3.64%	354,063
2015	12.336118	12.068542	-2.17%	414,424
2014	11.939941	12.336118	3.32%	338,805
2013	12.360305	11.939941	-3.40%	312,089
2012	11.651623	12.360305	6.08%	288,100
2011	11.111502	11.651623	4.86%	197,114
2010	10.543220	11.111502	5.39%	57,937
104

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.712184	13.336247	-2.74%	623,238
2017	13.387989	13.712184	2.42%	664,491
2016	13.125979	13.387989	2.00%	663,359
2015	13.368004	13.125979	-1.81%	675,471
2014	12.913677	13.368004	3.52%	706,523
2013	13.357432	12.913677	-3.32%	657,819
2012	12.634477	13.357432	5.72%	601,293
2011	12.070481	12.634477	4.67%	481,308
2010	11.311614	12.070481	6.71%	145,779
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.113893	12.510596	-11.36%	5,999
2017	12.129861	14.113893	16.36%	435
2016	11.032835	12.129861	9.94%	0
2015	11.542787	11.032835	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.108147	11.925354	-9.02%	0
2017	11.666589	13.108147	12.36%	0
2016	10.866903	11.666589	7.36%	0
2015	11.207456	10.866903	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.701051	28.861167	-2.83%	293,719
2017	23.681032	29.701051	25.42%	396,646
2016	23.220151	23.681032	1.98%	466,893
2015	22.443641	23.220151	3.46%	203,552
2014	20.945809	22.443641	7.15%	269,675
2013	15.571403	20.945809	34.51%	241,522
2012	13.322678	15.571403	16.88%	248,691
2011	13.843186	13.322678	-3.76%	240,465
2010	12.924657	13.843186	7.11%	52,779
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.487247	29.652540	-18.73%	27,540
2017	26.176121	36.487247	39.39%	48,360
2016	24.674670	26.176121	6.08%	56,844
2015	29.844449	24.674670	-17.32%	35,005
2014	32.075590	29.844449	-6.96%	42,129
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2018	57.049401	56.276697	-1.35%	46,998
2017	56.618635	57.049401	0.76%	51,455
2016	56.940028	56.618635	-0.56%	62,126
2015	57.752811	56.940028	-1.41%	49,825
2014	55.956777	57.752811	3.21%	52,297
2013	59.090227	55.956777	-5.30%	48,176
2012	58.094578	59.090227	1.71%	48,626
2011	54.876337	58.094578	5.86%	32,697
2010	53.061772	54.876337	3.42%	12,932
105

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2018	57.200468	56.425721	-1.35%	76,476
2017	56.768565	57.200468	0.76%	79,002
2016	57.090816	56.768565	-0.56%	73,892
2015	57.905756	57.090816	-1.41%	77,806
2014	56.104961	57.905756	3.21%	82,066
2013	59.246711	56.104961	-5.30%	83,463
2012	58.248425	59.246711	1.71%	81,167
2011	55.021654	58.248425	5.86%	58,944
2010	53.202285	55.021654	3.42%	24,608
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	25.408539	25.425166	0.07%	1,345,382
2017	25.634244	25.408539	-0.88%	1,274,244
2016	25.968963	25.634244	-1.29%	1,346,497
2015	26.310999	25.968963	-1.30%	1,249,976
2014	26.657539	26.310999	-1.30%	1,440,362
2013	27.008645	26.657539	-1.30%	1,462,454
2012	27.365352	27.008645	-1.30%	1,489,045
2011	27.724772	27.365352	-1.30%	990,847
2010	28.089898	27.724772	-1.30%	354,744
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.636178	8.943300	-15.92%	385,789
2017	8.479950	10.636178	25.43%	360,831
2016	8.537229	8.479950	-0.67%	375,554
2015	8.937541	8.537229	-4.48%	388,361
2014	9.120905	8.937541	-2.01%	353,330
2013	7.860500	9.120905	16.03%	331,243
2012	6.911842	7.860500	13.73%	320,032
2011	7.780782	6.911842	-11.17%	287,810
2010	6.976101	7.780782	11.53%	83,878
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.675954	9.895458	-15.25%	282,379
2017	9.504772	11.675954	22.84%	329,419
2016	9.579509	9.504772	-0.78%	363,624
2015	9.842403	9.579509	-2.67%	358,084
2014	10.629783	9.842403	-7.41%	320,110
2013	8.899785	10.629783	19.44%	293,246
2012	7.628054	8.899785	16.67%	285,172
2011	8.867807	7.628054	-13.98%	221,884
2010	8.365616	8.867807	6.00%	56,481
106

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.900613	21.499479	-10.05%	33,003
2017	20.446358	23.900613	16.89%	35,290
2016	18.923306	20.446358	8.05%	29,901
2015	19.365849	18.923306	-2.29%	31,915
2014	18.689197	19.365849	3.62%	32,300
2013	14.880689	18.689197	25.59%	39,385
2012	13.008386	14.880689	14.39%	37,209
2011	13.718712	13.008386	-5.18%	12,680
2010	12.125482	13.718712	13.14%	13,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.619165	16.545599	-6.09%	12,622,662
2017	16.062681	17.619165	9.69%	14,202,932
2016	15.308822	16.062681	4.92%	15,231,148
2015	15.537445	15.308822	-1.47%	16,182,630
2014	15.051921	15.537445	3.23%	16,984,585
2013	13.445256	15.051921	11.95%	17,466,952
2012	12.453829	13.445256	7.96%	17,751,199
2011	12.506867	12.453829	-0.42%	13,568,627
2010	11.539047	12.506867	8.39%	4,251,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.998256	19.382820	-7.69%	21,142,278
2017	18.530018	20.998256	13.32%	23,071,616
2016	17.424857	18.530018	6.34%	24,187,642
2015	17.748766	17.424857	-1.82%	24,863,844
2014	17.091735	17.748766	3.84%	25,308,904
2013	14.491720	17.091735	17.94%	25,741,993
2012	13.080661	14.491720	10.79%	25,075,336
2011	13.377772	13.080661	-2.22%	20,423,031
2010	12.098401	13.377772	10.57%	5,048,298
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.059473	14.594620	-3.09%	6,607,735
2017	14.436880	15.059473	4.31%	7,508,800
2016	14.028384	14.436880	2.91%	8,439,818
2015	14.175624	14.028384	-1.04%	8,545,266
2014	13.824513	14.175624	2.54%	8,696,940
2013	13.361029	13.824513	3.47%	9,716,730
2012	12.871264	13.361029	3.81%	10,469,264
2011	12.669107	12.871264	1.60%	7,224,314
2010	12.121663	12.669107	4.52%	2,163,277
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.090316	11.261028	-6.86%	35,493
2017	10.741921	12.090316	12.55%	26,894
2016	10.295392	10.741921	4.34%	31,581
2015	10.780413	10.295392	-4.50%	44,142
2014	10.660597	10.780413	1.12%	29,607
2013*	10.000000	10.660597	6.61%	0
107

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.469311	11.561261	-7.28%	209,449
2017	10.800929	12.469311	15.45%	196,991
2016	10.231625	10.800929	5.56%	182,469
2015	10.793271	10.231625	-5.20%	133,304
2014	10.749073	10.793271	0.41%	101,908
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.112294	18.721954	-6.91%	16,480,355
2017	18.043956	20.112294	11.46%	18,781,511
2016	17.062222	18.043956	5.75%	19,945,236
2015	17.344999	17.062222	-1.63%	21,231,516
2014	16.707801	17.344999	3.81%	22,025,135
2013	14.514442	16.707801	15.11%	22,747,363
2012	13.271179	14.514442	9.37%	23,589,152
2011	13.451045	13.271179	-1.34%	18,764,577
2010	12.287158	13.451045	9.47%	5,560,630
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.556159	20.541262	-8.93%	55,999
2017	19.585756	22.556159	15.17%	76,470
2016	18.291615	19.585756	7.08%	100,556
2015	18.668782	18.291615	-2.02%	108,531
2014	18.021349	18.668782	3.59%	110,867
2013	14.919941	18.021349	20.79%	105,016
2012	13.288387	14.919941	12.28%	103,971
2011	13.755584	13.288387	-3.40%	71,285
2010	12.351443	13.755584	11.37%	18,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.792058	16.904197	-4.99%	5,571,630
2017	16.505393	17.792058	7.80%	6,288,223
2016	15.819996	16.505393	4.33%	6,787,245
2015	16.033270	15.819996	-1.33%	7,276,109
2014	15.509387	16.033270	3.38%	7,734,276
2013	14.221146	15.509387	9.06%	8,020,750
2012	13.336642	14.221146	6.63%	8,697,444
2011	13.238865	13.336642	0.74%	6,512,723
2010	12.360498	13.238865	7.11%	2,014,402
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.927824	11.204442	-6.06%	907,420
2017	10.280032	11.927824	16.03%	696,531
2016	9.594931	10.280032	7.14%	249,296
2015	9.944781	9.594931	-3.52%	217,399
2014*	10.000000	9.944781	-0.55%	0
108

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.077557	12.574287	-3.85%	22,880
2017	10.887163	13.077557	20.12%	29,104
2016	10.023328	10.887163	8.62%	6,383
2015	10.140998	10.023328	-1.16%	6,383
2014*	10.000000	10.140998	1.41%	8,027
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	35.739647	31.256919	-12.54%	260,017
2017	31.274224	35.739647	14.28%	305,726
2016	26.340668	31.274224	18.73%	366,775
2015	27.381525	26.340668	-3.80%	357,055
2014	25.353753	27.381525	8.00%	340,255
2013	19.306983	25.353753	31.32%	351,104
2012	16.652215	19.306983	15.94%	387,577
2011	17.311562	16.652215	-3.81%	305,015
2010	13.897916	17.311562	24.56%	67,909
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.679636	10.427821	-17.76%	347,770
2017	10.233039	12.679636	23.91%	372,341
2016	10.630202	10.233039	-3.74%	397,995
2015	10.841177	10.630202	-1.95%	432,469
2014	11.134515	10.841177	-2.63%	414,496
2013	9.317313	11.134515	19.50%	85,361
2013	9.317313	11.134515	19.50%	412,542
2012	8.171995	9.317313	14.02%	446,118
2011	9.161036	8.171995	-10.80%	368,172
2010	8.155696	9.161036	12.33%	75,275
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.499408	15.092501	-18.42%	322,796
2017	15.295523	18.499408	20.95%	340,761
2016	14.761123	15.295523	3.62%	377,111
2015	15.800174	14.761123	-6.58%	378,034
2014	17.723427	15.800174	-10.85%	380,835
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.011865	18.134675	-4.61%	194,958
2017	14.830376	19.011865	28.20%	236,817
2016	14.732003	14.830376	0.67%	280,063
2015	14.473087	14.732003	1.79%	290,587
2014	13.312694	14.473087	8.72%	359,862
2013	10.034666	13.312694	32.67%	335,592
2012	8.754200	10.034666	14.63%	352,480
2011	9.165548	8.754200	-4.49%	284,977
2010	8.049864	9.165548	13.86%	70,653
109

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.929698	14.737858	-12.95%	304,999
2017	14.998075	16.929698	12.88%	354,671
2016	13.094066	14.998075	14.54%	501,887
2015	13.738665	13.094066	-4.69%	436,354
2014	12.626278	13.738665	8.81%	435,689
2013	9.474025	12.626278	33.27%	531,366
2012	8.163084	9.474025	16.06%	543,982
2011	8.806953	8.163084	-7.31%	436,486
2010	7.914167	8.806953	11.28%	93,991
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.792777	17.239895	-8.26%	267,964
2017	14.930349	18.792777	25.87%	318,688
2016	14.262772	14.930349	4.68%	340,808
2015	14.500762	14.262772	-1.64%	437,786
2014	14.164867	14.500762	2.37%	369,399
2013	10.354080	14.164867	36.80%	379,697
2012	9.150703	10.354080	13.15%	436,602
2011	9.702858	9.150703	-5.69%	353,919
2010	7.773151	9.702858	24.83%	59,339
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.803904	18.687973	-14.29%	159,654
2017	19.404857	21.803904	12.36%	188,478
2016	16.718352	19.404857	16.07%	182,783
2015	17.441873	16.718352	-4.15%	199,486
2014	15.101350	17.441873	15.50%	201,067
2013	11.276879	15.101350	33.91%	202,048
2012	9.820513	11.276879	14.83%	199,695
2011	10.186047	9.820513	-3.59%	177,607
2010	8.626530	10.186047	18.08%	46,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.818148	25.198722	-9.42%	57,375
2017	22.610721	27.818148	23.03%	69,609
2016	21.199435	22.610721	6.66%	76,240
2015	21.365507	21.199435	-0.78%	91,896
2014	21.111083	21.365507	1.21%	73,952
2013	14.858613	21.111083	42.08%	78,229
2012	13.311867	14.858613	11.62%	82,521
2011	13.604002	13.311867	-2.15%	83,152
2010	11.017236	13.604002	23.48%	22,488
110

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.768314	32.527733	-18.21%	46,728
2017	37.047779	39.768314	7.34%	57,633
2016	29.880711	37.047779	23.99%	65,199
2015	32.306150	29.880711	-7.51%	63,969
2014	30.657604	32.306150	5.38%	67,351
2013	22.182797	30.657604	38.20%	65,315
2012	18.682235	22.182797	18.74%	65,707
2011	20.019528	18.682235	-6.68%	56,735
2010	16.037243	20.019528	24.83%	13,975
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.693760	32.426685	-13.97%	52,204
2017	33.735956	37.693760	11.73%	59,937
2016	27.891337	33.735956	20.95%	72,247
2015	28.804598	27.891337	-3.17%	79,249
2014	29.022648	28.804598	-0.75%	88,878
2013	20.921043	29.022648	38.72%	97,779
2012	18.396109	20.921043	13.73%	93,270
2011	19.786128	18.396109	-7.03%	84,033
2010	16.039863	19.786128	23.36%	19,569
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.964991	26.538697	-1.58%	58,208
2017	22.719555	26.964991	18.69%	66,439
2016	20.707448	22.719555	9.72%	72,999
2015	20.842235	20.707448	-0.65%	100,195
2014	18.885193	20.842235	10.36%	77,299
2013	14.629438	18.885193	29.09%	81,283
2012	13.019696	14.629438	12.36%	83,909
2011	13.141121	13.019696	-0.92%	66,649
2010	11.759147	13.141121	11.75%	19,396
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.626461	13.849618	-5.31%	60,155
2017	13.960929	14.626461	4.77%	83,395
2016	13.197146	13.960929	5.79%	92,610
2015	14.173227	13.197146	-6.89%	106,795
2014	11.165751	14.173227	26.93%	310,234
2013	11.015389	11.165751	1.37%	177,299
2012	9.656214	11.015389	14.08%	151,285
2011	9.217325	9.656214	4.76%	115,533
2010	7.193460	9.217325	28.13%	24,981
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.114133	16.067288	-6.12%	451,160
2017	14.303136	17.114133	19.65%	543,445
2016	13.008544	14.303136	9.95%	437,187
2015	13.056769	13.008544	-0.37%	388,205
2014	11.698844	13.056769	11.61%	256,104
2013*	10.000000	11.698844	16.99%	107,627
111

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.521816	10.469473	-0.50%	777,967
2017	10.494294	10.521816	0.26%	913,987
2016	10.373648	10.494294	1.16%	830,712
2015	10.546244	10.373648	-1.64%	843,099
2014	10.632633	10.546244	-0.81%	740,432
2013	10.761332	10.632633	-1.20%	633,189
2012	10.532312	10.761332	2.17%	462,880
2011	10.533921	10.532312	-0.02%	273,637
2010	10.420495	10.533921	1.09%	70,345
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.373188	14.326130	-12.50%	122,611
2017	14.528012	16.373188	12.70%	172,075
2016	12.177331	14.528012	19.30%	136,517
2015	12.970958	12.177331	-6.12%	130,927
2014	12.569682	12.970958	3.19%	41,494
2013*	10.000000	12.569682	25.70%	16,298
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.045717	14.183448	-16.79%	1,467,111
2017	14.072567	17.045717	21.13%	1,532,927
2016	14.100165	14.072567	-0.20%	1,775,459
2015	14.866112	14.100165	-5.15%	1,759,680
2014	16.397851	14.866112	-9.34%	1,710,019
2013	13.833939	16.397851	18.53%	1,670,677
2012	11.723024	13.833939	18.01%	1,799,417
2011	13.562540	11.723024	-13.56%	1,449,144
2010	12.921098	13.562540	4.96%	334,224
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	22.647761	22.579931	-0.30%	216,907
2017	22.742550	22.647761	-0.42%	260,210
2016	22.763730	22.742550	-0.09%	233,080
2015	23.021249	22.763730	-1.12%	233,536
2014	23.183057	23.021249	-0.70%	276,421
2013	23.344417	23.183057	-0.69%	286,697
2012	22.611361	23.344417	3.24%	293,400
2011	22.842396	22.611361	-1.01%	247,423
2010	21.981507	22.842396	3.92%	69,306
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.392688	31.961134	-14.53%	64,362
2017	27.790304	37.392688	34.55%	100,640
2016	28.199623	27.790304	-1.45%	90,190
2015	27.558987	28.199623	2.32%	87,182
2014	27.359465	27.558987	0.73%	84,604
112

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.017781	8.747710	-20.60%	247,138
2017	8.827918	11.017781	24.81%	327,206
2016	9.193527	8.827918	-3.98%	205,193
2015	9.034020	9.193527	1.77%	153,835
2014*	10.000000	9.034020	-9.66%	46,274
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.590750	25.932146	-9.30%	303,743
2017	24.834807	28.590750	15.12%	351,530
2016	22.606814	24.834807	9.86%	385,806
2015	22.214411	22.606814	1.77%	440,264
2014	20.386676	22.214411	8.97%	459,603
2013	15.714632	20.386676	29.73%	515,219
2012	13.654221	15.714632	15.09%	561,318
2011	13.877335	13.654221	-1.61%	449,484
2010	12.138929	13.877335	14.32%	149,885
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.519431	35.775304	-11.71%	170,407
2017	36.038505	40.519431	12.43%	195,099
2016	31.028490	36.038505	16.15%	210,265
2015	33.477218	31.028490	-7.31%	235,999
2014	30.377745	33.477218	10.20%	208,100
2013	21.886628	30.377745	38.80%	196,150
2012	18.845528	21.886628	16.14%	218,385
2011	19.559328	18.845528	-3.65%	187,628
2010	16.103843	19.559328	21.46%	62,400
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.634778	10.857233	-6.68%	19,605
2017	10.396674	11.634778	11.91%	15,347
2016	9.329288	10.396674	11.44%	12,390
2015	10.408498	9.329288	-10.37%	9,157
2014	10.497838	10.408498	-0.85%	12,290
2013	10.624494	10.497838	-1.19%	12,495
2012*	10.000000	10.624494	6.24%	4,857
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.691884	10.042953	-6.07%	5,421
2017	9.867279	10.691884	8.36%	22,535
2016	8.830153	9.867279	11.75%	19,719
2015	9.163182	8.830153	-3.63%	4,788
2014	9.155270	9.163182	0.09%	59,033
113

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.110606	11.465432	-5.33%	49,268
2017	11.080258	12.110606	9.30%	54,345
2016	10.909064	11.080258	1.57%	59,048
2015	11.907130	10.909064	-8.38%	104,584
2014	12.027758	11.907130	-1.00%	92,221
2013	13.042689	12.027758	-7.78%	232,993
2012	12.557857	13.042689	3.86%	76,856
2011	11.735153	12.557857	7.01%	51,990
2010	10.870871	11.735153	7.95%	22,832
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.448769	11.325917	-1.07%	4,447,948
2017	11.455698	11.448769	-0.06%	4,764,018
2016	11.456652	11.455698	-0.01%	4,855,246
2015	11.583367	11.456652	-1.09%	4,714,633
2014	11.648781	11.583367	-0.56%	4,705,797
2013	11.829684	11.648781	-1.53%	4,572,541
2012	11.334165	11.829684	4.37%	4,117,878
2011	11.368465	11.334165	-0.30%	2,850,658
2010	10.950340	11.368465	3.82%	758,500
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.213804	10.224159	0.10%	213,492
2017	10.114803	10.213804	0.98%	72,961
2016*	10.000000	10.114803	1.15%	21,014
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.148048	10.932460	-1.93%	3,311,548
2017	10.775420	11.148048	3.46%	3,281,398
2016	10.642012	10.775420	1.25%	3,266,975
2015	10.746116	10.642012	-0.97%	3,306,085
2014	10.452058	10.746116	2.81%	3,506,326
2013	10.811694	10.452058	-3.33%	3,641,439
2012	10.004024	10.811694	8.07%	3,348,016
2011*	10.000000	10.004024	0.04%	1,729,908
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.903042	17.484904	-20.17%	840
2017	17.530889	21.903042	24.94%	2,119
2016	18.207858	17.530889	-3.72%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.133185	34.971167	-0.46%	69,062
2017	27.959682	35.133185	25.66%	95,254
2016	31.726679	27.959682	-11.87%	115,575
2015	28.580474	31.726679	11.01%	187,162
2014	22.066684	28.580474	29.52%	174,829
2013	14.854028	22.066684	48.56%	176,513
2012	11.488675	14.854028	29.29%	163,255
2011	10.544560	11.488675	8.95%	100,695
2010*	10.000000	10.544560	5.45%	12,017
114

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.495412	5.294856	-29.36%	162,269
2017	7.746583	7.495412	-3.24%	203,252
2016	5.472537	7.746583	41.55%	115,574
2015	8.353783	5.472537	-34.49%	167,435
2014	10.494193	8.353783	-20.40%	184,170
2013	9.639938	10.494193	8.86%	227,635
2012*	10.000000	9.639938	-3.60%	75,013
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	38.643925	27.353905	-29.22%	10,200
2017	39.827798	38.643925	-2.97%	12,432
2016	28.077975	39.827798	41.85%	12,944
2015	42.745337	28.077975	-34.31%	16,676
2014	53.536208	42.745337	-20.16%	18,598
2013	49.072107	53.536208	9.10%	21,454
2012	48.091591	49.072107	2.04%	34,819
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.237241	30.232592	-0.02%	159,901
2017	24.340346	30.237241	24.23%	219,877
2016	22.887061	24.340346	6.35%	245,693
2015	23.876779	22.887061	-4.15%	313,854
2014	24.654228	23.876779	-3.15%	333,337
2013	16.626985	24.654228	48.28%	252,006
2012	15.617243	16.626985	6.47%	292,717
2011	16.584886	15.617243	-5.83%	243,602
2010	13.254565	16.584886	25.13%	61,970
115

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.357828	11.208026	-9.30%	149
2017	11.040732	12.357828	11.93%	155
2016	10.909664	11.040732	1.20%	154
2015	11.290479	10.909664	-3.37%	141
2014	11.067087	11.290479	2.02%	62
2013	10.099288	11.067087	9.58%	61
2012*	10.000000	10.099288	0.99%	55
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.227133	33.354373	-17.08%	145
2017	36.408893	40.227133	10.49%	479
2016	29.799540	36.408893	22.18%	562
2015	32.276721	29.799540	-7.67%	1,142
2014	30.261854	32.276721	6.66%	1,164
2013	22.458355	30.261854	34.75%	17,201
2012	19.364694	22.458355	15.98%	17,348
2011	21.645669	19.364694	-10.54%	32,547
2010	17.465534	21.645669	23.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.537282	11.926630	-4.87%	1,136
2017	12.351936	12.537282	1.50%	1,136
2016	12.085906	12.351936	2.20%	1,136
2015	12.657600	12.085906	-4.52%	1,136
2014	12.516108	12.657600	1.13%	2,717
2013	13.969137	12.516108	-10.40%	3,737
2012	13.288066	13.969137	5.13%	11,238
2011	12.145743	13.288066	9.41%	18,894
2010	11.802059	12.145743	2.91%	11,926
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.692468	23.593780	-14.80%	0
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	2,392
2014	19.261251	21.918914	13.80%	2,392
2013	15.145649	19.261251	27.17%	3,000
2012	13.311218	15.145649	13.78%	3,023
2011	13.711769	13.311218	-2.92%	0
2010	11.771784	13.711769	16.48%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
116

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.589432	11.409599	-9.37%	2,349
2017	11.038366	12.589432	14.05%	2,349
2016	9.714392	11.038366	13.63%	2,349
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.061355	14.530599	-9.53%	14,088
2017	14.427148	16.061355	11.33%	14,022
2016	14.195594	14.427148	1.63%	14,024
2015	14.646763	14.195594	-3.08%	60,011
2014	14.677369	14.646763	-0.21%	63,308
2013	13.103201	14.677369	12.01%	68,672
2012	12.171792	13.103201	7.65%	28,427
2011	12.901996	12.171792	-5.66%	26,669
2010	12.006618	12.901996	7.46%	17,332
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.130826	10.837279	-17.47%	589
2017	11.658186	13.130826	12.63%	646
2016	10.336229	11.658186	12.79%	680
2015	10.830491	10.336229	-4.56%	17,419
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.272688	36.774684	-10.90%	132
2017	37.503708	41.272688	10.05%	144
2016	30.467372	37.503708	23.09%	159
2015	31.863244	30.467372	-4.38%	1,668
2014	30.961078	31.863244	2.91%	1,949
2013	22.474371	30.961078	37.76%	2,285
2012	19.835131	22.474371	13.31%	2,337
2011	20.146375	19.835131	-1.54%	398
2010	16.354284	20.146375	23.19%	0
117

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.519423	27.493199	-6.86%	1,184
2017	24.874226	29.519423	18.67%	1,222
2016	22.797927	24.874226	9.11%	1,249
2015	23.086481	22.797927	-1.25%	6,681
2014	20.849501	23.086481	10.73%	7,210
2013	16.169811	20.849501	28.94%	7,084
2012	14.303996	16.169811	13.04%	6,423
2011	14.377214	14.303996	-0.51%	14,725
2010	12.821532	14.377214	12.13%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	926
2016	19.846568	20.914245	5.38%	1,110
2015	20.837798	19.846568	-4.76%	21,066
2014	19.739772	20.837798	5.56%	21,034
2013	16.687695	19.739772	18.29%	42,174
2012	15.477413	16.687695	7.82%	42,167
2011	14.538119	15.477413	6.46%	35,420
2010	12.907789	14.538119	12.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.327162	10.100426	-2.20%	4,800
2017	10.197053	10.327162	1.28%	4,800
2016	9.559951	10.197053	6.66%	4,800
2015	9.862874	9.559951	-3.07%	9,599
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
2010	10.776056	11.873459	10.18%	0
118

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.030743	15.657816	-8.06%	5,199
2017	14.962036	17.030743	13.83%	5,399
2016	14.443940	14.962036	3.59%	8,559
2015	14.821828	14.443940	-2.55%	8,904
2014	14.474615	14.821828	2.40%	9,008
2013	12.785948	14.474615	13.21%	9,104
2012	11.551050	12.785948	10.69%	9,099
2011	11.946635	11.551050	-3.31%	1,406
2010	10.673348	11.946635	11.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.557870	11.457213	-26.36%	2,874
2017	16.344257	15.557870	-4.81%	2,874
2016	12.504226	16.344257	30.71%	2,874
2015	16.117204	12.504226	-22.42%	32,112
2014	18.872608	16.117204	-14.60%	31,634
2013	15.527989	18.872608	21.54%	51,365
2012	15.144867	15.527989	2.53%	51,437
2011	16.317591	15.144867	-7.19%	43,143
2010	13.987693	16.317591	16.66%	8,355
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.585818	22.907168	-10.47%	3,993
2017	23.198359	25.585818	10.29%	4,065
2016	20.129717	23.198359	15.24%	4,170
2015	21.471624	20.129717	-6.25%	4,744
2014	20.217816	21.471624	6.20%	3,904
2013	16.155606	20.217816	25.14%	4,067
2012	14.098424	16.155606	14.59%	4,168
2011	14.306539	14.098424	-1.45%	11,020
2010	12.716264	14.306539	12.51%	0
119

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.413591	30.617218	-2.54%	2,834
2017	23.799118	31.413591	31.99%	3,114
2016	24.175276	23.799118	-1.56%	3,388
2015	23.099004	24.175276	4.66%	2,438
2014	21.253794	23.099004	8.68%	1,261
2013	15.962768	21.253794	33.15%	25,194
2012	14.253099	15.962768	12.00%	22,541
2011	14.562929	14.253099	-2.13%	37,036
2010	12.009351	14.562929	21.26%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.230944	12.849635	-2.88%	2,263
2017	12.995201	13.230944	1.81%	2,196
2016	12.704293	12.995201	2.29%	2,011
2015	13.088037	12.704293	-2.93%	2,023
2014	12.657694	13.088037	3.40%	2,632
2013	13.202218	12.657694	-4.12%	3,645
2012	12.770479	13.202218	3.38%	3,095
2011	12.186292	12.770479	4.79%	1,513
2010	11.574050	12.186292	5.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.820145	35.723508	-16.57%	894
2017	36.284131	42.820145	18.01%	1,236
2016	33.112218	36.284131	9.58%	1,346
2015	34.382591	33.112218	-3.69%	2,473
2014	33.122328	34.382591	3.80%	4,112
2013	24.900640	33.122328	33.02%	4,100
2012	22.202713	24.900640	12.15%	4,269
2011	25.439024	22.202713	-12.72%	1,366
2010	20.209885	25.439024	25.87%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.460845	20.338794	-16.85%	251
2017	19.220118	24.460845	27.27%	247
2016	20.723042	19.220118	-7.25%	265
2015	20.492118	20.723042	1.13%	685
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
120

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.604021	14.617081	-6.32%	8,255
2017	14.532036	15.604021	7.38%	8,255
2016	13.017354	14.532036	11.64%	8,255
2015	14.305828	13.017354	-9.01%	9,479
2014	13.967963	14.305828	2.42%	9,479
2013	12.521814	13.967963	11.55%	9,109
2012	11.354426	12.521814	10.28%	5,610
2011	11.327373	11.354426	0.24%	3,816
2010	10.268844	11.327373	10.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.799637	32.236596	-14.72%	146
2017	34.891526	37.799637	8.33%	355
2016	27.374044	34.891526	27.46%	399
2015	30.191621	27.374044	-9.33%	1,181
2014	30.664291	30.191621	-1.54%	1,148
2013	22.990371	30.664291	33.38%	1,134
2012	19.837005	22.990371	15.90%	1,228
2011	21.053389	19.837005	-5.78%	520
2010	16.771307	21.053389	25.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.112346	9.092780	-0.21%	1,305
2017	9.131417	9.112346	-0.21%	1,305
2016	9.060502	9.131417	0.78%	1,305
2015	9.671224	9.060502	-6.31%	2,471
2014	9.700854	9.671224	-0.31%	3,062
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.354726	-6.45%	0
121

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.957046	9.252187	-7.08%	9,383
2017	9.809567	9.957046	1.50%	9,383
2016	10.068100	9.809567	-2.57%	9,383
2015	10.097385	10.068100	-0.29%	9,383
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.805622	12.811761	-13.47%	397
2017	13.189561	14.805622	12.25%	386
2016	11.904712	13.189561	10.79%	385
2015	12.703933	11.904712	-6.29%	391
2014	12.457051	12.703933	1.98%	166
2013	9.904825	12.457051	25.77%	1,985
2012*	10.000000	9.904825	-0.95%	167
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.908849	14.658004	-7.86%	0
2017	13.303405	15.908849	19.58%	0
2016	13.510672	13.303405	-1.53%	0
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.981312	13.867274	-7.44%	5,445
2017	12.937600	14.981312	15.80%	5,451
2016	13.562685	12.937600	-4.61%	5,455
2015	15.115308	13.562685	-10.27%	32,084
2014	16.297741	15.115308	-7.26%	35,052
2013	13.303702	16.297741	22.51%	35,805
2012	11.403036	13.303702	16.67%	34,332
2011	12.551668	11.403036	-9.15%	2,577
2010	11.797263	12.551668	6.39%	35,916
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.624780	12.096854	-4.18%	1,079
2017	12.087526	12.624780	4.44%	1,095
2016	10.626022	12.087526	13.75%	1,085
2015	11.609166	10.626022	-8.47%	1,875
2014	11.636539	11.609166	-0.24%	1,790
2013	10.756707	11.636539	8.18%	2,187
2012*	10.000000	10.756707	7.57%	2,213
122

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.016357	15.668950	-2.17%	1,080
2017	12.891506	16.016357	24.24%	1,187
2016	12.408419	12.891506	3.89%	1,253
2015	13.452185	12.408419	-7.76%	2,414
2014	12.738315	13.452185	5.60%	1,317
2013	10.013576	12.738315	27.21%	3,875
2012*	10.000000	10.013576	0.14%	2,427
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.856624	9.524387	-3.37%	3,943
2017	9.740863	9.856624	1.19%	3,403
2016	9.732986	9.740863	0.08%	3,045
2015*	10.000000	9.732986	-2.67%	2,933
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.331710	38.167114	-0.43%	134
2017	30.117230	38.331710	27.28%	158
2016	30.175337	30.117230	-0.19%	176
2015	27.535550	30.175337	9.59%	39,607
2014	25.930457	27.535550	6.19%	16,675
2013	20.236256	25.930457	28.14%	17,264
2012	16.689381	20.236256	21.25%	19,619
2011	18.318292	16.689381	-8.89%	429
2010	17.572410	18.318292	4.24%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.773268	22.494959	-1.22%	124
2017	16.050898	22.773268	41.88%	124
2016	14.399596	16.050898	11.47%	3,654
2015	14.055504	14.399596	2.45%	17,486
2014	13.129661	14.055504	7.05%	13,956
2013	9.905487	13.129661	32.55%	13,832
2012*	10.000000	9.905487	-0.95%	12,783
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	1,564
2013	28.484938	31.869561	11.88%	1,480
2012	25.708882	28.484938	10.80%	1,475
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
123

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	2,504
2014	14.064242	12.736892	-9.44%	2,504
2013	10.172689	14.064242	38.25%	3,406
2012*	10.000000	10.172689	1.73%	1,776
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.076443	28.146963	-12.25%	875
2017	27.918863	32.076443	14.89%	817
2016	25.063313	27.918863	11.39%	857
2015	25.842325	25.063313	-3.01%	1,376
2014	23.952869	25.842325	7.89%	467
2013	18.043582	23.952869	32.75%	3,068
2012	15.905352	18.043582	13.44%	1,745
2011	16.321966	15.905352	-2.55%	0
2010	14.990464	16.321966	8.88%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.968719	16.762409	-11.63%	1,830
2017	15.277072	18.968719	24.16%	2,536
2016	15.026600	15.277072	1.67%	2,690
2015	14.436485	15.026600	4.09%	16,286
2014	14.580986	14.436485	-0.99%	3,697
2013	11.668920	14.580986	24.96%	8,008
2012	10.281748	11.668920	13.49%	7,916
2011	10.691901	10.281748	-3.84%	12,427
2010*	10.000000	10.691901	6.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.476441	16.787329	-9.14%	3,666
2017	16.058345	18.476441	15.06%	3,990
2016	14.775883	16.058345	8.68%	4,186
2015	16.258144	14.775883	-9.12%	4,494
2014	16.956943	16.258144	-4.12%	6,025
2013	13.129492	16.956943	29.15%	5,847
2012	10.937073	13.129492	20.05%	6,193
2011	11.273901	10.937073	-2.99%	4,794
2010*	10.000000	11.273901	12.74%	0
124

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.177275	22.311475	-11.38%	76
2017	23.714716	25.177275	6.17%	76
2016	20.149278	23.714716	17.70%	71
2015	21.538248	20.149278	-6.45%	77
2014	19.478221	21.538248	10.58%	33
2013	15.110100	19.478221	28.91%	35
2012	13.486709	15.110100	12.04%	36
2011	13.708726	13.486709	-1.62%	0
2010	12.375076	13.708726	10.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.364238	15.221069	-6.99%	134,027
2017	14.434525	16.364238	13.37%	139,190
2016	13.525972	14.434525	6.72%	158,466
2015	13.681474	13.525972	-1.14%	191,648
2014	13.310690	13.681474	2.79%	210,727
2013	11.028213	13.310690	20.70%	220,943
2012	9.735254	11.028213	13.28%	221,646
2011	9.852092	9.735254	-1.19%	102,708
2010	8.983685	9.852092	9.67%	48,416
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.891119	10.546731	-3.16%	47,224
2017	10.777935	10.891119	1.05%	49,426
2016	10.724241	10.777935	0.50%	61,062
2015	10.979650	10.724241	-2.33%	94,227
2014	10.683291	10.979650	2.77%	95,980
2013	11.200755	10.683291	-4.62%	96,319
2012	10.900226	11.200755	2.76%	84,805
2011	10.530616	10.900226	3.51%	16,252
2010	10.148537	10.530616	3.76%	27,647
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.984142	16.832134	-11.34%	2,981
2017	14.805268	18.984142	28.23%	3,362
2016	15.093694	14.805268	-1.91%	3,644
2015	14.470660	15.093694	4.31%	49,524
2014	14.514649	14.470660	-0.30%	46,547
2013	11.524943	14.514649	25.94%	77,645
2012	9.642894	11.524943	19.52%	79,827
2011	10.860433	9.642894	-11.21%	51,769
2010	9.966894	10.860433	8.97%	0
125

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.263039	18.732446	-2.75%	2,781
2017	15.395409	19.263039	25.12%	2,832
2016	14.417891	15.395409	6.78%	1,604
2015	13.837801	14.417891	4.19%	1,651
2014	13.079528	13.837801	5.80%	3,288
2013	10.307778	13.079528	26.89%	3,433
2012	8.968657	10.307778	14.93%	3,635
2011	9.611252	8.968657	-6.69%	2,724
2010	8.306090	9.611252	15.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.274784	15.582979	-4.25%	28,151
2017	13.633401	16.274784	19.37%	33,844
2016	12.535173	13.633401	8.76%	51,419
2015	12.666441	12.535173	-1.04%	82,557
2014	11.737675	12.666441	7.91%	91,369
2013	9.016676	11.737675	30.18%	98,998
2012	7.868002	9.016676	14.60%	111,105
2011	8.220211	7.868002	-4.28%	23,185
2010	7.566033	8.220211	8.65%	39,849
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.971224	14.311442	-4.41%	842
2017	14.380930	14.971224	4.10%	2,526
2016	13.519510	14.380930	6.37%	2,522
2015	14.220555	13.519510	-4.93%	2,595
2014	13.982557	14.220555	1.70%	1,745
2013	14.444925	13.982557	-3.20%	6,913
2012	13.145245	14.444925	9.89%	1,552
2011	12.720750	13.145245	3.34%	6,950
2010	11.749549	12.720750	8.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.166348	25.514619	-9.41%	2,316
2017	24.444797	28.166348	15.22%	2,316
2016	21.235775	24.444797	15.11%	2,316
2015	23.203218	21.235775	-8.48%	2,316
2014	21.758697	23.203218	6.64%	1,442
2013	16.426574	21.758697	32.46%	3,075
2012	14.199541	16.426574	15.68%	1,384
2011	14.882969	14.199541	-4.59%	0
2010	13.168073	14.882969	13.02%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.039934	0.40%	0
126

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.906675	19.851464	-5.05%	5,619
2017	20.002296	20.906675	4.52%	5,619
2016	17.896590	20.002296	11.77%	5,619
2015	18.769942	17.896590	-4.65%	12,710
2014	18.695763	18.769942	0.40%	7,985
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.374200	15.225735	-7.01%	425
2017	13.405191	16.374200	22.15%	509
2016	12.058722	13.405191	11.17%	622
2015	12.466092	12.058722	-3.27%	1,077
2014	11.949694	12.466092	4.32%	1,769
2013	8.503886	11.949694	40.52%	1,905
2012	7.435009	8.503886	14.38%	2,298
2011	8.596188	7.435009	-13.51%	2,332
2010	7.609657	8.596188	12.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.472844	16.098965	-7.86%	939
2017	15.077691	17.472844	15.89%	1,046
2016	13.986333	15.077691	7.80%	1,189
2015	14.346379	13.986333	-2.51%	1,327
2014	13.260465	14.346379	8.19%	1,414
2013	9.775903	13.260465	35.64%	1,604
2012	8.965523	9.775903	9.04%	1,922
2011	9.466608	8.965523	-5.29%	2,030
2010	7.825648	9.466608	20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.269685	12.179739	-8.21%	41,968
2017	12.095767	13.269685	9.71%	43,044
2016	11.643302	12.095767	3.89%	44,667
2015	12.020417	11.643302	-3.14%	46,692
2014	11.772357	12.020417	2.11%	48,968
2013	10.487632	11.772357	12.25%	49,605
2012	9.646172	10.487632	8.72%	52,932
2011	9.986977	9.646172	-3.41%	43,433
2010	9.239626	9.986977	8.09%	0
127

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.097627	12.673830	-10.10%	60,324
2017	12.433854	14.097627	13.38%	62,617
2016	11.833410	12.433854	5.07%	64,309
2015	12.250041	11.833410	-3.40%	70,186
2014	11.951410	12.250041	2.50%	87,183
2013	10.068560	11.951410	18.70%	91,921
2012	9.050311	10.068560	11.25%	122,242
2011	9.574150	9.050311	-5.47%	74,129
2010	8.701376	9.574150	10.03%	25,077
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.745729	11.198174	-4.66%	7,537
2017	11.279754	11.745729	4.13%	7,821
2016	11.013008	11.279754	2.42%	8,255
2015	11.332415	11.013008	-2.82%	4,791
2014	11.201751	11.332415	1.17%	5,684
2013	10.904150	11.201751	2.73%	5,736
2012	10.361633	10.904150	5.24%	5,605
2011	10.436119	10.361633	-0.71%	2,814
2010	9.981148	10.436119	4.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.719987	12.478483	-9.05%	50,714
2017	12.295793	13.719987	11.58%	53,368
2016	11.765889	12.295793	4.50%	59,646
2015	12.147767	11.765889	-3.14%	63,776
2014	11.866058	12.147767	2.37%	208,253
2013	10.288671	11.866058	15.33%	208,342
2012	9.352918	10.288671	10.00%	213,430
2011	9.781278	9.352918	-4.38%	152,179
2010	8.970926	9.781278	9.03%	13,390
128

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.813410	11.945377	-6.77%	35,099
2017	11.910091	12.813410	7.58%	36,434
2016	11.476508	11.910091	3.78%	38,088
2015	11.848909	11.476508	-3.14%	40,012
2014	11.628374	11.848909	1.90%	41,566
2013	10.677747	11.628374	8.90%	42,640
2012	9.911812	10.677747	7.73%	43,376
2011	10.151402	9.911812	-2.36%	30,717
2010	9.509979	10.151402	6.74%	10,600
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.889720	11.558611	-2.78%	1,947
2017	11.656840	11.889720	2.00%	1,947
2016	11.338656	11.656840	2.81%	1,947
2015	11.684768	11.338656	-2.96%	1,947
2014	11.401917	11.684768	2.48%	1,947
2013	11.899810	11.401917	-4.18%	1,947
2012	11.309423	11.899810	5.22%	1,947
2011	10.873028	11.309423	4.01%	18,482
2010	10.401215	10.873028	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.588381	11.946547	-12.08%	0
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0
129

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.620093	11.387718	-9.77%	0
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.680130	26.678079	-3.62%	223
2017	22.249393	27.680130	24.41%	1,526
2016	21.994125	22.249393	1.16%	1,815
2015	21.432335	21.994125	2.62%	1,041
2014	20.165435	21.432335	6.28%	3,241
2013	15.113690	20.165435	33.42%	3,425
2012	13.036939	15.113690	15.93%	3,637
2011	13.656746	13.036939	-4.54%	1,502
2010	12.854703	13.656746	6.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.741448	27.197282	-19.40%	351
2017	24.403185	33.741448	38.27%	351
2016	23.190795	24.403185	5.23%	351
2015	28.279190	23.190795	-17.99%	19,155
2014	30.641852	28.279190	-7.71%	24,750
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.599537	11.349180	-2.16%	719
2017	11.605754	11.599537	-0.05%	719
2016	11.766749	11.605754	-1.37%	719
2015	12.032256	11.766749	-2.21%	719
2014	11.753335	12.032256	2.37%	719
2013	12.512938	11.753335	-6.07%	719
2012	12.402888	12.512938	0.89%	719
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.518196	8.454297	-0.75%	8,691
2017	8.663894	8.518196	-1.68%	11,074
2016	8.848554	8.663894	-2.09%	10,948
2015	9.038357	8.848554	-2.10%	11,539
2014	9.232234	9.038357	-2.10%	7,541
2013	9.430266	9.232234	-2.10%	7,196
2012	9.633102	9.430266	-2.11%	18,958
2011	9.839155	9.633102	-2.09%	55,680
2010	10.050193	9.839155	-2.10%	0
130

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.618377	8.925745	-15.94%	742
2017	8.714238	10.618377	21.85%	775
2016	8.854338	8.714238	-1.58%	828
2015	9.171695	8.854338	-3.46%	817
2014	9.986411	9.171695	-8.16%	666
2013	8.429405	9.986411	18.47%	615
2012	7.284044	8.429405	15.72%	634
2011	8.537033	7.284044	-14.68%	1,732
2010	8.119311	8.537033	5.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.205952	24.273171	-10.78%	0
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
2010	14.730000	16.530524	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.420068	15.293852	-6.86%	21,245
2017	15.091454	16.420068	8.80%	21,872
2016	14.500350	15.091454	4.08%	22,933
2015	14.837165	14.500350	-2.27%	24,374
2014	14.490979	14.837165	2.39%	25,355
2013	13.049928	14.490979	11.04%	25,382
2012	12.186662	13.049928	7.08%	23,614
2011	12.338344	12.186662	-1.23%	19,724
2010	11.476527	12.338344	7.51%	0
131

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.569339	17.916533	-8.45%	53,397
2017	17.409706	19.569339	12.40%	55,123
2016	16.504731	17.409706	5.48%	56,509
2015	16.948937	16.504731	-2.62%	58,523
2014	16.454880	16.948937	3.00%	56,763
2013	14.065705	16.454880	16.99%	54,312
2012	12.800099	14.065705	9.89%	53,682
2011	13.197581	12.800099	-3.01%	38,414
2010	12.032881	13.197581	9.68%	21,418
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.584982	13.058321	-3.88%	7,961
2017	13.129456	13.584982	3.47%	8,329
2016	12.861902	13.129456	2.08%	8,934
2015	13.103123	12.861902	-1.84%	5,577
2014	12.882997	13.103123	1.71%	5,683
2013	12.552822	12.882997	2.63%	5,688
2012	12.191753	12.552822	2.96%	11,493
2011	12.098070	12.191753	0.77%	2,855
2010	11.669859	12.098070	3.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.406487	18.840932	-7.67%	33,979
2017	18.457007	20.406487	10.56%	35,096
2016	17.594988	18.457007	4.90%	36,393
2015	18.032786	17.594988	-2.43%	38,015
2014	17.512259	18.032786	2.97%	45,741
2013	15.337575	17.512259	14.18%	46,445
2012	14.138667	15.337575	8.48%	47,343
2011	14.447136	14.138667	-2.14%	25,158
2010	13.304813	14.447136	8.59%	0
132

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
2011	15.743222	15.085484	-4.18%	0
2010	14.251599	15.743222	10.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.935291	15.959013	-5.76%	6,716
2017	15.838568	16.935291	6.92%	7,110
2016	15.304545	15.838568	3.49%	13,039
2015	15.637618	15.304545	-2.13%	13,875
2014	15.250271	15.637618	2.54%	14,301
2013	14.097796	15.250271	8.17%	14,415
2012	13.329259	14.097796	5.77%	9,218
2011	13.339394	13.329259	-0.08%	5,147
2010	12.556065	13.339394	6.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.284670	34.944499	-13.26%	623
2017	35.538473	40.284670	13.36%	636
2016	30.175994	35.538473	17.77%	94
2015	31.624771	30.175994	-4.58%	804
2014	29.522061	31.624771	7.12%	939
2013	22.664722	29.522061	30.26%	16,472
2012	19.708343	22.664722	15.00%	16,503
2011	20.655840	19.708343	-4.59%	26,645
2010	16.718064	20.655840	23.55%	52
133

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.720764	9.560578	-18.43%	4,856
2017	9.536194	11.720764	22.91%	4,337
2016	9.987045	9.536194	-4.51%	4,362
2015	10.268527	9.987045	-2.74%	4,764
2014	10.632574	10.268527	-3.42%	5,101
2013	8.969949	10.632574	18.54%	4,928
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	4,914
2011	8.964302	7.931754	-11.52%	4,753
2010	8.045694	8.964302	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.418082	13.285188	-19.08%	4,860
2017	13.685193	16.418082	19.97%	4,456
2016	13.314687	13.685193	2.78%	4,701
2015	14.368478	13.314687	-7.33%	4,772
2014	16.249274	14.368478	-11.57%	4,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.574365	16.626792	-5.39%	11,022
2017	13.820636	17.574365	27.16%	12,035
2016	13.840824	13.820636	-0.15%	12,373
2015	13.708690	13.840824	0.96%	12,684
2014	12.712618	13.708690	7.84%	13,305
2013	9.660589	12.712618	31.59%	13,891
2012	8.496867	9.660589	13.70%	13,794
2011	8.968663	8.496867	-5.26%	14,536
2010	7.941252	8.968663	12.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.649439	13.512239	-13.66%	9,916
2017	13.976794	15.649439	11.97%	11,562
2016	12.301852	13.976794	13.62%	11,919
2015	13.012971	12.301852	-5.46%	14,032
2014	12.057068	13.012971	7.93%	15,249
2013	9.120782	12.057068	32.19%	16,111
2012	7.923076	9.120782	15.12%	24,922
2011	8.617750	7.923076	-8.06%	16,783
2010	7.807353	8.617750	10.38%	253
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.371638	15.806187	-9.01%	3,646
2017	13.913676	17.371638	24.85%	3,839
2016	13.399857	13.913676	3.83%	3,885
2015	13.734813	13.399857	-2.44%	1,891
2014	13.526317	13.734813	1.54%	2,097
2013	9.968046	13.526317	35.70%	1,991
2012	8.881687	9.968046	12.23%	6,302
2011	9.494444	8.881687	-6.45%	2,020
2010	7.668251	9.494444	23.81%	0
134

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.155167	17.133925	-14.99%	2,390
2017	18.083617	20.155167	11.46%	2,365
2016	15.706927	18.083617	15.13%	2,335
2015	16.520612	15.706927	-4.93%	2,726
2014	14.420566	16.520612	14.56%	2,885
2013	10.856424	14.420566	32.83%	3,060
2012	9.531795	10.856424	13.90%	3,344
2011	9.967239	9.531795	-4.37%	3,381
2010	8.510135	9.967239	17.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.650753	23.944300	-10.16%	73
2017	21.838250	26.650753	22.04%	71
2016	20.642024	21.838250	5.80%	77
2015	20.973774	20.642024	-1.58%	75
2014	20.893389	20.973774	0.38%	34
2013	14.825411	20.893389	40.93%	22,765
2012	13.390907	14.825411	10.71%	22,770
2011	13.796402	13.390907	-2.94%	38,560
2010	11.264231	13.796402	22.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.898214	30.745213	-18.87%	1,574
2017	35.593238	37.898214	6.48%	1,552
2016	28.941373	35.593238	22.98%	1,574
2015	31.546364	28.941373	-8.26%	1,729
2014	30.181215	31.546364	4.52%	1,905
2013	22.016351	30.181215	37.09%	1,864
2012	18.693871	22.016351	17.77%	2,011
2011	20.195437	18.693871	-7.44%	1,646
2010	16.310202	20.195437	23.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.508861	30.297870	-14.68%	1,132
2017	32.039348	35.508861	10.83%	1,188
2016	26.704411	32.039348	19.98%	1,214
2015	27.804245	26.704411	-3.96%	1,244
2014	28.243703	27.804245	-1.56%	1,037
2013	20.525741	28.243703	37.60%	959
2012	18.196320	20.525741	12.80%	1,011
2011	19.730922	18.196320	-7.78%	1,032
2010	16.125661	19.730922	22.36%	0
135

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.002203	25.382468	-2.38%	426
2017	22.086735	26.002203	17.73%	515
2016	20.294666	22.086735	8.83%	552
2015	20.593711	20.294666	-1.45%	585
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.520128	12.697641	-6.08%	3,188
2017	13.010033	13.520128	3.92%	3,011
2016	12.398394	13.010033	4.93%	2,683
2015	13.424239	12.398394	-7.64%	2,811
2014	10.662014	13.424239	25.91%	3,888
2013	10.604401	10.662014	0.54%	3,708
2012	9.372044	10.604401	13.15%	9,560
2011	9.019006	9.372044	3.91%	11,567
2010	7.096102	9.019006	27.10%	118
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.477078	15.343061	-6.88%	2,097
2017	13.882846	16.477078	18.69%	2,372
2016	12.729155	13.882846	9.06%	2,512
2015	12.880755	12.729155	-1.18%	2,694
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.726190	9.598924	-1.31%	1,467
2017	9.779813	9.726190	-0.55%	3,940
2016	9.746170	9.779813	0.35%	3,810
2015	9.989310	9.746170	-2.43%	3,645
2014	10.153430	9.989310	-1.62%	2,490
2013	10.360309	10.153430	-2.00%	5,946
2012	10.222898	10.360309	1.34%	2,131
2011	10.307783	10.222898	-0.82%	1,955
2010	10.280127	10.307783	0.27%	12,043
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.763633	13.680263	-13.22%	3,417
2017	14.101088	15.763633	11.79%	3,426
2016	11.915751	14.101088	18.34%	2,011
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
136

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.885432	13.110174	-17.47%	3,071
2017	13.221437	15.885432	20.15%	3,418
2016	13.355354	13.221437	-1.00%	3,708
2015	14.195994	13.355354	-5.92%	3,543
2014	15.786737	14.195994	-10.08%	3,412
2013	13.427157	15.786737	17.57%	3,230
2012	11.471486	13.427157	17.05%	3,373
2011	13.379897	11.471486	-14.26%	4,444
2010	12.851162	13.379897	4.11%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.315879	9.212286	-1.11%	244
2017	9.431108	9.315879	-1.22%	245
2016	9.516823	9.431108	-0.90%	239
2015	9.703145	9.516823	-1.92%	239
2014	9.851201	9.703145	-1.50%	254
2013	10.000830	9.851201	-1.50%	255
2012	9.766160	10.000830	2.40%	243
2011	9.946344	9.766160	-1.81%	3,099
2010	9.649687	9.946344	3.07%	6,272
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.765929	31.169002	-15.22%	562
2017	27.546915	36.765929	33.47%	557
2016	28.180468	27.546915	-2.25%	572
2015	27.765351	28.180468	1.50%	894
2014	27.789621	27.765351	-0.09%	846
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.462926	24.706065	-10.04%	853
2017	24.049417	27.462926	14.19%	882
2016	22.070227	24.049417	8.97%	954
2015	21.864353	22.070227	0.94%	1,868
2014	20.229362	21.864353	8.08%	5,916
2013	15.720688	20.229362	28.68%	6,312
2012	13.771324	15.720688	14.16%	6,486
2011	14.110498	13.771324	-2.40%	3,356
2010	12.443640	14.110498	13.40%	0
137

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.147128	34.281717	-12.43%	523
2017	35.101577	39.147128	11.53%	670
2016	30.467967	35.101577	15.21%	757
2015	33.141181	30.467967	-8.07%	16,147
2014	30.318552	33.141181	9.31%	16,116
2013	22.022269	30.318552	37.67%	16,812
2012	19.117619	22.022269	15.19%	16,982
2011	20.003588	19.117619	-4.43%	1,254
2010	16.604042	20.003588	20.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.110915	10.283854	-7.44%	9,919
2017	10.009415	11.110915	11.00%	9,932
2016	9.054938	10.009415	10.54%	9,930
2015	10.185033	9.054938	-11.10%	11,263
2014	10.356420	10.185033	-1.65%	50,195
2013	10.567028	10.356420	-1.99%	51,632
2012*	10.000000	10.567028	5.67%	51,674
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.286190	10.597866	-6.10%	6,080
2017	10.410114	11.286190	8.42%	6,080
2016	10.332793	10.410114	0.75%	6,080
2015	11.370305	10.332793	-9.12%	6,080
2014	11.579356	11.370305	-1.81%	6,080
2013	12.659052	11.579356	-8.53%	6,080
2012	12.288357	12.659052	3.02%	12,276
2011	11.576880	12.288357	6.15%	20,826
2010	10.811888	11.576880	7.08%	2,917
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.669394	10.468896	-1.88%	11,585
2017	10.762842	10.669394	-0.87%	11,383
2016	10.851466	10.762842	-0.82%	10,846
2015	11.061140	10.851466	-1.90%	11,599
2014	11.214499	11.061140	-1.37%	12,315
2013	11.481716	11.214499	-2.33%	13,035
2012	11.090916	11.481716	3.52%	22,070
2011	11.215134	11.090916	-1.11%	18,154
2010	10.890926	11.215134	2.98%	0
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Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.559840	10.271245	-2.73%	18,418
2017	10.290055	10.559840	2.62%	21,588
2016	10.245476	10.290055	0.44%	21,165
2015	10.430246	10.245476	-1.77%	28,487
2014	10.227743	10.430246	1.98%	25,878
2013	10.666107	10.227743	-4.11%	25,977
2012	9.950190	10.666107	7.20%	29,198
2011*	10.000000	9.950190	-0.50%	20,473
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.011409	32.591174	-1.27%	2,032
2017	26.485092	33.011409	24.64%	2,052
2016	30.298435	26.485092	-12.59%	2,064
2015	27.516881	30.298435	10.11%	18,347
2014	21.418935	27.516881	28.47%	10,659
2013	14.535657	21.418935	47.35%	11,026
2012	11.334453	14.535657	28.24%	11,199
2011	10.487823	11.334453	8.07%	10,152
2010*	10.000000	10.487823	4.88%	11,553
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.157643	5.014977	-29.94%	815
2017	7.457756	7.157643	-4.02%	721
2016	5.311412	7.457756	40.41%	657
2015	8.174268	5.311412	-35.02%	35,308
2014	10.352783	8.174268	-21.04%	47,068
2013	9.587752	10.352783	7.98%	46,317
2012*	10.000000	9.587752	-4.12%	34,873
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.321348	5.140071	-29.79%	226
2017	7.607117	7.321348	-3.76%	226
2016	5.406589	7.607117	40.70%	226
2015	8.298338	5.406589	-34.85%	226
2014	10.478347	8.298338	-20.80%	889
2013	9.683111	10.478347	8.21%	31,036
2012*	10.000000	9.683111	-3.17%	52,846
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Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.174620	26.948846	-0.83%	229
2017	22.053161	27.174620	23.22%	264
2016	20.905410	22.053161	5.49%	286
2015	21.987735	20.905410	-4.92%	20,049
2014	22.889291	21.987735	-3.94%	19,754
2013	15.562679	22.889291	47.08%	40,791
2012	14.737338	15.562679	5.60%	40,791
2011	15.778157	14.737338	-6.60%	36,006
2010	12.712743	15.778157	24.11%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
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•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Taxation of Lifetime Withdrawals Under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider
While the tax treatment for withdrawals for benefits such as 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified
148

plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number
149

of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by
151

one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide DestinationSM [B]
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.940400	11.832901	-8.56%	6,344
2017	11.467817	12.940400	12.84%	11,523
2016	11.240100	11.467817	2.03%	11,523
2015	11.538145	11.240100	-2.58%	4,787
2014	11.218186	11.538145	2.85%	4,787
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.785793	36.603682	-16.40%	243,275
2017	39.309596	43.785793	11.39%	277,315
2016	31.913697	39.309596	23.17%	308,784
2015	34.286334	31.913697	-6.92%	346,278
2014	31.885431	34.286334	7.53%	369,520
2013	23.471632	31.885431	35.85%	392,661
2012	20.073992	23.471632	16.93%	465,748
2011	22.256871	20.073992	-9.81%	405,512
2010	17.813327	22.256871	24.95%	109,796
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.164466	13.585275	-4.09%	2,050,950
2017	13.842269	14.164466	2.33%	2,176,791
2016	13.434656	13.842269	3.03%	2,116,309
2015	13.956063	13.434656	-3.74%	2,207,058
2014	13.688194	13.956063	1.96%	2,534,426
2013	15.153413	13.688194	-9.67%	2,409,086
2012	14.297491	15.153413	5.99%	2,240,148
2011	12.962797	14.297491	10.30%	1,656,571
2010	12.493924	12.962797	3.75%	467,211

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	30.697596	26.369198	-14.10%	391,371
2017	27.901210	30.697596	10.02%	461,261
2016	23.034724	27.901210	21.13%	511,694
2015	23.712676	23.034724	-2.86%	536,568
2014	20.668691	23.712676	14.73%	612,667
2013	16.120711	20.668691	28.21%	644,433
2012	14.053082	16.120711	14.71%	728,817
2011	14.358832	14.053082	-2.13%	583,322
2010	12.227487	14.358832	17.43%	106,435
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.851641	10.400441	-4.16%	20,512
2017	10.267397	10.851641	5.69%	173,454
2016	9.220316	10.267397	11.36%	6,056
2015*	10.000000	9.220316	-7.80%	803
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.091257	9.887506	-2.02%	258,705
2017	9.906199	10.091257	1.87%	263,028
2016	9.795436	9.906199	1.13%	167,720
2015*	10.000000	9.795436	-2.05%	125,671
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.865168	11.755348	-8.63%	50,219
2017	11.189017	12.865168	14.98%	70,797
2016	9.767409	11.189017	14.55%	57,620
2015*	10.000000	9.767409	-2.33%	33,337
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.234356	15.719984	-8.79%	295,527
2017	15.355712	17.234356	12.23%	368,444
2016	14.987145	15.355712	2.46%	387,690
2015	15.338093	14.987145	-2.29%	425,643
2014	15.245537	15.338093	0.61%	453,204
2013	13.500145	15.245537	12.93%	473,142
2012	12.438632	13.500145	8.53%	510,190
2011	13.078195	12.438632	-4.89%	392,780
2010	12.072012	13.078195	8.33%	88,360
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.805473	13.775453	-18.03%	92,479
2017	15.234886	16.805473	10.31%	102,731
2016	11.774721	15.234886	29.39%	110,563
2015	12.754025	11.774721	-7.68%	94,611
2014	12.234599	12.754025	4.25%	80,691
2013*	10.000000	12.234599	22.35%	21,631

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.528043	11.256946	-16.79%	82,866
2017	11.913823	13.528043	13.55%	97,606
2016	10.477534	11.913823	13.71%	108,144
2015	10.889543	10.477534	-3.78%	117,709
2014*	10.000000	10.889543	8.90%	45,461
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	33.056317	29.695973	-10.17%	144,499
2017	29.794920	33.056317	10.95%	180,923
2016	24.009353	29.794920	24.10%	238,479
2015	24.905780	24.009353	-3.60%	236,541
2014	24.004434	24.905780	3.75%	274,588
2013	17.283516	24.004434	38.89%	292,051
2012	15.129971	17.283516	14.23%	340,110
2011	15.243060	15.129971	-0.74%	271,392
2010	12.273737	15.243060	24.19%	49,536
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.570161	28.705897	-6.10%	367,265
2017	25.551563	30.570161	19.64%	452,314
2016	23.229494	25.551563	10.00%	562,344
2015	23.332829	23.229494	-0.44%	599,042
2014	20.901224	23.332829	11.63%	705,290
2013	16.078646	20.901224	29.99%	807,076
2012	14.107815	16.078646	13.97%	855,834
2011	14.065339	14.107815	0.30%	669,675
2010	12.441834	14.065339	13.05%	146,273
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.709719	24.488220	-8.32%	545,033
2017	21.305902	26.709719	25.36%	657,632
2016	20.054835	21.305902	6.24%	760,872
2015	20.885783	20.054835	-3.98%	836,347
2014	19.624877	20.885783	6.43%	962,166
2013	16.456156	19.624877	19.26%	1,074,242
2012	15.138702	16.456156	8.70%	1,102,460
2011	14.104999	15.138702	7.33%	851,993
2010	12.421853	14.104999	13.55%	156,664
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.726834	10.577537	-1.39%	74,938
2017	10.506066	10.726834	2.10%	56,760
2016	9.770039	10.506066	7.53%	110,056
2015	9.997926	9.770039	-2.28%	6,101
2014	10.071973	9.997926	-0.74%	30,368
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.245047	-17.55%	817

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.557547	16.589580	-5.51%	1,451,021
2017	15.770077	17.557547	11.33%	1,647,057
2016	15.183111	15.770077	3.87%	1,786,158
2015	15.465121	15.183111	-1.82%	1,870,567
2014	15.035641	15.465121	2.86%	1,921,432
2013	13.457741	15.035641	11.72%	1,961,483
2012	12.219959	13.457741	10.13%	2,006,566
2011	12.433696	12.219959	-1.72%	1,401,868
2010	11.193130	12.433696	11.08%	302,533
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.879025	17.499782	-7.31%	5,641,257
2017	16.451831	18.879025	14.75%	6,326,289
2016	15.753781	16.451831	4.43%	6,726,158
2015	16.034880	15.753781	-1.75%	7,078,471
2014	15.532319	16.034880	3.24%	7,320,595
2013	13.609100	15.532319	14.13%	7,515,207
2012	12.194817	13.609100	11.60%	7,802,034
2011	12.510431	12.194817	-2.52%	6,058,159
2010	11.086541	12.510431	12.84%	1,732,829
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.548096	18.646068	-9.26%	15,795
2017	17.248537	20.548096	19.13%	35,224
2016	16.427999	17.248537	4.99%	45,503
2015	16.732995	16.427999	-1.82%	46,030
2014	16.185651	16.732995	3.38%	46,925
2013	13.507103	16.185651	19.83%	47,432
2012	11.881588	13.507103	13.68%	51,361
2011	12.388256	11.881588	-4.09%	49,417
2010	10.830343	12.388256	14.38%	30,093
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.959964	11.279427	-5.69%	66,181
2017	10.435271	11.959964	14.61%	32,751
2016*	10.000000	10.435271	4.35%	4,061
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.247402	12.805935	-25.75%	82,404
2017	17.972726	17.247402	-4.04%	106,778
2016	13.638889	17.972726	31.78%	128,069
2015	17.436911	13.638889	-21.78%	127,771
2014	20.252144	17.436911	-13.90%	142,191
2013	16.528028	20.252144	22.53%	192,219
2012	15.989239	16.528028	3.37%	223,717
2011	17.087917	15.989239	-6.43%	199,871
2010	14.529425	17.087917	17.61%	17,076

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.722306	24.121393	-9.73%	883,588
2017	24.033057	26.722306	11.19%	1,003,522
2016	20.685487	24.033057	16.18%	1,096,547
2015	21.885542	20.685487	-5.48%	1,189,077
2014	20.440533	21.885542	7.07%	1,174,887
2013	16.201274	20.440533	26.17%	1,254,742
2012	14.023439	16.201274	15.53%	1,296,618
2011	14.115327	14.023439	-0.65%	1,106,251
2010	12.444718	14.115327	13.42%	283,646
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.962761	11.617273	-10.38%	24,729
2017	11.262174	12.962761	15.10%	16,976
2016*	10.000000	11.262174	12.62%	1,327
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.721482	31.171482	-1.73%	588,332
2017	23.838353	31.721482	33.07%	758,335
2016	24.019381	23.838353	-0.75%	797,342
2015	22.764038	24.019381	5.51%	861,234
2014	20.775828	22.764038	9.57%	798,710
2013	15.477413	20.775828	34.23%	821,679
2012	13.707490	15.477413	12.91%	904,552
2011	13.892186	13.707490	-1.33%	726,260
2010	11.363488	13.892186	22.25%	174,926
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.298838	14.980022	-2.08%	1,955,666
2017	14.904806	15.298838	2.64%	2,077,315
2016	14.453385	14.904806	3.12%	1,945,354
2015	14.769242	14.453385	-2.14%	1,988,492
2014	14.167846	14.769242	4.24%	2,228,508
2013	14.657541	14.167846	-3.34%	2,204,816
2012	14.063004	14.657541	4.23%	2,031,045
2011	13.311254	14.063004	5.65%	1,507,733
2010	12.540044	13.311254	6.15%	505,413
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.483736	39.098910	-15.89%	477,924
2017	39.070373	46.483736	18.97%	565,170
2016	35.366714	39.070373	10.47%	644,475
2015	36.425827	35.366714	-2.91%	694,547
2014	34.806190	36.425827	4.65%	764,441
2013	25.954620	34.806190	34.10%	867,718
2012	22.954492	25.954620	13.07%	912,624
2011	26.087470	22.954492	-12.01%	794,745
2010	20.557277	26.087470	26.90%	242,021

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.830528	21.654331	-16.17%	345,833
2017	20.132452	25.830528	28.30%	354,571
2016	21.531223	20.132452	-6.50%	375,046
2015	21.118649	21.531223	1.95%	415,777
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.444203	11.488735	-7.68%	363
2017	12.149430	12.444203	2.43%	382
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.472957	12.905547	-10.83%	93,595
2017	13.094504	14.472957	10.53%	141,207
2016	11.721534	13.094504	11.71%	138,470
2015	12.662697	11.721534	-7.43%	145,582
2014	12.474214	12.662697	1.51%	149,810
2013	10.211201	12.474214	22.16%	147,464
2012	8.970568	10.211201	13.83%	146,583
2011	9.230806	8.970568	-2.82%	132,788
2010	8.482528	9.230806	8.82%	32,412
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.157566	16.204471	-5.55%	207,307
2017	15.849753	17.157566	8.25%	239,176
2016	14.083020	15.849753	12.55%	258,669
2015	15.351469	14.083020	-8.26%	268,711
2014	14.867410	15.351469	3.26%	325,301
2013	13.220142	14.867410	12.46%	312,412
2012	11.890259	13.220142	11.18%	284,456
2011	11.765995	11.890259	1.06%	193,035
2010	10.580086	11.765995	11.21%	59,282
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.694608	34.131131	-14.02%	150,935
2017	36.344606	39.694608	9.22%	180,209
2016	28.283730	36.344606	28.50%	211,263
2015	30.941984	28.283730	-8.59%	225,766
2014	31.171545	30.941984	-0.74%	288,952
2013	23.181387	31.171545	34.47%	291,214
2012	19.839372	23.181387	16.85%	354,765
2011	20.885506	19.839372	-5.01%	307,156
2010	16.502884	20.885506	26.56%	82,164
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.464831	9.522124	0.61%	264,481
2017	9.407983	9.464831	0.60%	353,623
2016	9.259460	9.407983	1.60%	364,996
2015	9.803446	9.259460	-5.55%	309,871
2014	9.753776	9.803446	0.51%	361,834

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.565150	11.863215	-5.59%	408
2017	11.254538	12.565150	11.65%	682
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	1,847
2014	11.458922	11.756183	2.59%	2,914
2013	10.222938	11.458922	12.09%	1,847
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.342147	9.689003	-6.32%	6,430
2017	10.106621	10.342147	2.33%	3,983
2016	10.289133	10.106621	-1.77%	15,765
2015	10.235413	10.289133	0.52%	18,792
2014	9.908546	10.235413	3.30%	100,540
2013*	10.000000	9.908546	-0.91%	449
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.503650	13.526111	-12.76%	88,648
2017	13.699818	15.503650	13.17%	97,284
2016	12.265322	13.699818	11.70%	104,215
2015	12.982605	12.265322	-5.52%	107,896
2014	12.627093	12.982605	2.82%	26,807
2013	9.958708	12.627093	26.79%	26,928
2012*	10.000000	9.958708	-0.41%	16,256
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.660363	15.476672	-7.10%	126,943
2017	13.819307	16.660363	20.56%	159,900
2016	13.921142	13.819307	-0.73%	173,781
2015	13.959072	13.921142	-0.27%	192,484
2014	13.132793	13.959072	6.29%	209,131
2013	9.740391	13.132793	34.83%	223,309
2012*	10.000000	9.740391	-2.60%	283,004
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.075467	15.002398	-6.68%	130,216
2017	13.770342	16.075467	16.74%	163,679
2016	14.318963	13.770342	-3.83%	184,843
2015	15.828728	14.318963	-9.54%	254,399
2014	16.928545	15.828728	-6.50%	290,084
2013	13.706700	16.928545	23.51%	344,961
2012	11.653053	13.706700	17.62%	392,384
2011	12.723062	11.653053	-8.41%	398,500
2010	11.861523	12.723062	7.26%	74,219

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.219888	12.771160	-3.39%	51,402
2017	12.555031	13.219888	5.30%	66,877
2016	10.947839	12.555031	14.68%	56,495
2015	11.863786	10.947839	-7.72%	48,145
2014	11.795395	11.863786	0.58%	120,900
2013	10.815203	11.795395	9.06%	325,216
2012*	10.000000	10.815203	8.15%	39,123
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.771418	16.542519	-1.36%	152,284
2017	13.390222	16.771418	25.25%	139,063
2016	12.784264	13.390222	4.74%	146,927
2015	13.747250	12.784264	-7.00%	151,469
2014	12.912192	13.747250	6.47%	122,489
2013	10.068050	12.912192	28.25%	120,556
2012*	10.000000	10.068050	0.68%	77,347
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.072568	9.813037	-2.58%	298,761
2017	9.873813	10.072568	2.01%	286,189
2016	9.786097	9.873813	0.90%	291,335
2015*	10.000000	9.786097	-2.14%	133,591
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.699389	20.779932	0.39%	462,123
2017	16.132183	20.699389	28.31%	623,646
2016	16.032659	16.132183	0.62%	759,023
2015	14.511535	16.032659	10.48%	775,453
2014	13.554874	14.511535	7.06%	1,067,466
2013	10.492598	13.554874	29.19%	1,178,290
2012	8.583266	10.492598	22.24%	1,271,992
2011	9.344776	8.583266	-8.15%	1,112,171
2010	8.891677	9.344776	5.10%	360,896
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	13.065464	13.011887	-0.41%	200,071
2017	9.134377	13.065464	43.04%	162,261
2016	8.128447	9.134377	12.38%	156,410
2015	7.869904	8.128447	3.29%	195,297
2014	7.291940	7.869904	7.93%	206,665
2013	5.456761	7.291940	33.63%	198,627
2012	4.640225	5.456761	17.60%	180,458
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.988931	10.878721	-16.25%	27,762
2017	10.060412	12.988931	29.11%	32,691
2016	10.925377	10.060412	-7.92%	37,703
2015	12.138000	10.925377	-9.99%	84,416
2014	13.991014	12.138000	-13.24%	58,457
2013	12.403811	13.991014	12.80%	116,156
2012	11.103975	12.403811	11.71%	74,542

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.995094	8.837660	-19.62%	37,178
2017	8.714530	10.995094	26.17%	63,276
2016	7.309965	8.714530	19.21%	21,429
2015	9.264351	7.309965	-21.10%	9,055
2014	9.842810	9.264351	-5.88%	1,925
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.225381	9.988137	-2.32%	180,961
2017	9.974307	10.225381	2.52%	128,809
2016*	10.000000	9.974307	-0.26%	67,001
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.834036	16.328658	-3.00%	72,297
2017	13.500207	16.834036	24.69%	65,689
2016	12.571407	13.500207	7.39%	60,343
2015	13.016285	12.571407	-3.42%	60,622
2014	14.256165	13.016285	-8.70%	56,470
2013	10.228022	14.256165	39.38%	66,476
2012*	10.000000	10.228022	2.28%	16,923
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.477297	29.617784	-11.53%	814,353
2017	28.902784	33.477297	15.83%	903,580
2016	25.736921	28.902784	12.30%	1,010,941
2015	26.321762	25.736921	-2.22%	1,084,356
2014	24.199527	26.321762	8.77%	1,137,470
2013	18.081786	24.199527	33.83%	1,193,700
2012	15.809554	18.081786	14.37%	1,232,095
2011	16.092409	15.809554	-1.76%	990,166
2010	14.659938	16.092409	9.77%	279,995
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.188010	17.986606	-10.90%	1,379,570
2017	16.127752	20.188010	25.18%	1,492,368
2016	15.735157	16.127752	2.50%	1,530,853
2015	14.994719	15.735157	4.94%	1,638,257
2014	15.022071	14.994719	-0.18%	1,622,068
2013	11.924574	15.022071	25.98%	1,646,985
2012	10.421665	11.924574	14.42%	1,681,164
2011	10.749702	10.421665	-3.05%	1,179,441
2010*	10.000000	10.749702	7.50%	264,499
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.369174	9.426266	-9.09%	2,925
2017	9.334432	10.369174	11.09%	9,708
2016	8.225852	9.334432	13.48%	13,702
2015*	10.000000	8.225852	-17.74%	239

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.584804	17.940717	-8.39%	158,030
2017	16.884148	19.584804	16.00%	214,486
2016	15.410161	16.884148	9.57%	245,693
2015	16.818536	15.410161	-8.37%	257,531
2014	17.399171	16.818536	-3.34%	476,557
2013	13.362779	17.399171	30.21%	475,975
2012	11.040989	13.362779	21.03%	515,182
2011	11.288956	11.040989	-2.20%	343,392
2010*	10.000000	11.288956	12.89%	26,572
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.015636	24.137434	-10.65%	413,537
2017	25.240682	27.015636	7.03%	490,923
2016	21.272530	25.240682	18.65%	502,161
2015	22.554556	21.272530	-5.68%	557,014
2014	20.232022	22.554556	11.48%	557,406
2013	15.567756	20.232022	29.96%	605,830
2012	13.782314	15.567756	12.95%	593,135
2011	13.895869	13.782314	-0.82%	499,233
2010	12.442424	13.895869	11.68%	115,272
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.993503	16.874092	-6.22%	58,275,273
2017	15.743451	17.993503	14.29%	65,732,904
2016	14.633287	15.743451	7.59%	69,789,133
2015	14.681544	14.633287	-0.33%	72,189,199
2014	14.167869	14.681544	3.63%	74,427,089
2013	11.643296	14.167869	21.68%	75,372,574
2012	10.194744	11.643296	14.21%	73,902,076
2011	10.233657	10.194744	-0.38%	60,334,808
2010	9.256045	10.233657	10.56%	17,161,146
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.975369	11.691981	-2.37%	22,242,739
2017	11.755127	11.975369	1.87%	23,888,632
2016	11.602023	11.755127	1.32%	23,114,008
2015	11.782059	11.602023	-1.53%	23,582,925
2014	11.371131	11.782059	3.61%	23,794,959
2013	11.825276	11.371131	-3.84%	23,837,775
2012	11.414478	11.825276	3.60%	20,785,403
2011	10.938320	11.414478	4.35%	15,264,493
2010	10.456028	10.938320	4.61%	5,043,382

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.874217	18.660159	-10.61%	1,156,870
2017	16.147843	20.874217	29.27%	1,449,336
2016	16.329379	16.147843	-1.11%	1,600,412
2015	15.528434	16.329379	5.16%	1,666,557
2014	15.449373	15.528434	0.51%	1,497,811
2013	12.167775	15.449373	26.97%	1,597,653
2012	10.098071	12.167775	20.50%	1,587,309
2011	11.281017	10.098071	-10.49%	1,267,149
2010	10.269056	11.281017	9.85%	319,710
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.181094	20.766984	-1.96%	1,201,002
2017	16.791655	21.181094	26.14%	1,640,229
2016	15.598415	16.791655	7.65%	1,825,291
2015	14.849473	15.598415	5.04%	2,055,937
2014	13.922005	14.849473	6.66%	2,139,313
2013	10.882845	13.922005	27.93%	2,222,160
2012	9.392119	10.882845	15.87%	2,412,472
2011	9.983628	9.392119	-5.92%	2,145,882
2010	8.558038	9.983628	16.66%	536,813
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.750206	17.135394	-3.46%	14,212,867
2017	14.749250	17.750206	20.35%	17,299,743
2016	13.451569	14.749250	9.65%	20,070,144
2015	13.482238	13.451569	-0.23%	21,171,143
2014	12.392386	13.482238	8.79%	22,552,170
2013	9.442516	12.392386	31.24%	24,440,392
2012	8.172677	9.442516	15.54%	27,011,615
2011	8.469447	8.172677	-3.50%	21,727,858
2010	7.732300	8.469447	9.53%	6,915,362
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	19.340795	18.640384	-3.62%	1,615,133
2017	18.428083	19.340795	4.95%	1,682,619
2016	17.184248	18.428083	7.24%	1,581,560
2015	17.928782	17.184248	-4.15%	1,635,978
2014	17.485835	17.928782	2.53%	1,632,375
2013	17.917617	17.485835	-2.41%	1,564,084
2012	16.173014	17.917617	10.79%	1,358,583
2011	15.524248	16.173014	4.18%	1,063,907
2010	14.222830	15.524248	9.15%	352,264

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	31.789982	29.033852	-8.67%	413,796
2017	27.366799	31.789982	16.16%	488,183
2016	23.582043	27.366799	16.05%	573,882
2015	25.557890	23.582043	-7.73%	625,064
2014	23.772500	25.557890	7.51%	660,739
2013	17.801528	23.772500	33.54%	718,472
2012	15.263091	17.801528	16.63%	758,085
2011	15.868257	15.263091	-3.81%	723,498
2010	13.926149	15.868257	13.95%	185,457
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.024698	9.958885	-9.67%	3,950
2017	9.430999	11.024698	16.90%	4,158
2016	9.278864	9.430999	1.64%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.094700	0.95%	2,586
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.490898	23.445890	-4.27%	43,789
2017	23.242121	24.490898	5.37%	61,082
2016	20.627332	23.242121	12.68%	82,963
2015	21.458525	20.627332	-3.87%	69,777
2014	21.200477	21.458525	1.22%	73,493
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.713896	16.606910	-6.25%	255,810
2017	14.384844	17.713896	23.14%	298,636
2016	12.835420	14.384844	12.07%	328,343
2015	13.161469	12.835420	-2.48%	353,804
2014	12.513978	13.161469	5.17%	437,919
2013	8.833333	12.513978	41.67%	477,117
2012	7.660316	8.833333	15.31%	574,162
2011	8.784988	7.660316	-12.80%	467,362
2010	7.713805	8.784988	13.89%	131,164
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.902283	17.559196	-7.11%	243,477
2017	16.179428	18.902283	16.83%	304,193
2016	14.887031	16.179428	8.68%	340,416
2015	15.146489	14.887031	-1.71%	350,975
2014	13.886551	15.146489	9.07%	395,737
2013	10.154564	13.886551	36.75%	379,021
2012	9.237127	10.154564	9.93%	419,867
2011	9.674479	9.237127	-4.52%	426,894
2010	7.932740	9.674479	21.96%	129,237

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.750078	13.873875	-11.91%	6,067
2017	13.319781	15.750078	18.25%	5,974
2016	12.453193	13.319781	6.96%	6,812
2015	12.842453	12.453193	-3.03%	45,826
2014	12.451663	12.842453	3.14%	95,433
2013	9.743653	12.451663	27.79%	99,727
2012	8.499356	9.743653	14.64%	99,891
2011	9.197754	8.499356	-7.59%	91,721
2010	8.106439	9.197754	13.46%	36,323
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.355133	13.284350	-7.46%	24,405,020
2017	12.979469	14.355133	10.60%	27,561,660
2016	12.392966	12.979469	4.73%	29,495,948
2015	12.690633	12.392966	-2.35%	30,896,883
2014	12.327993	12.690633	2.94%	32,556,780
2013	10.893639	12.327993	13.17%	33,707,074
2012	9.938199	10.893639	9.61%	34,520,867
2011	10.206099	9.938199	-2.62%	28,546,047
2010	9.365872	10.206099	8.97%	9,050,859
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.250834	13.823294	-9.36%	42,521,761
2017	13.342302	15.250834	14.30%	46,827,198
2016	12.595360	13.342302	5.93%	49,631,086
2015	12.933092	12.595360	-2.61%	51,652,390
2014	12.515531	12.933092	3.34%	52,489,659
2013	10.458384	12.515531	19.67%	52,865,784
2012	9.324356	10.458384	12.16%	51,680,388
2011	9.784260	9.324356	-4.70%	43,624,700
2010	8.820316	9.784260	10.93%	11,641,389
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.706472	12.213702	-3.88%	7,936,891
2017	12.103767	12.706472	4.98%	9,223,014
2016	11.722026	12.103767	3.26%	10,170,981
2015	11.964218	11.722026	-2.02%	10,516,369
2014	11.730417	11.964218	1.99%	11,030,611
2013	11.326218	11.730417	3.57%	11,730,063
2012	10.675245	11.326218	6.10%	13,583,715
2011	10.665062	10.675245	0.10%	9,227,830
2010	10.117462	10.665062	5.41%	2,651,238
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.181625	11.179328	-8.23%	38,174
2017	10.753745	12.181625	13.28%	31,467
2016	10.321485	10.753745	4.19%	32,233
2015	10.926615	10.321485	-5.54%	24,684
2014	10.825854	10.926615	0.93%	10,349
2013*	10.000000	10.825854	8.26%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.509431	11.472669	-8.29%	341,330
2017	10.759508	12.509431	16.26%	259,428
2016	10.263252	10.759508	4.84%	203,866
2015	10.931527	10.263252	-6.11%	219,694
2014	10.964383	10.931527	-0.30%	177,523
2013*	10.000000	10.964383	9.64%	321
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.842214	13.610151	-8.30%	35,181,996
2017	13.194055	14.842214	12.49%	39,101,386
2016	12.523394	13.194055	5.36%	41,940,160
2015	12.825049	12.523394	-2.35%	44,673,562
2014	12.426087	12.825049	3.21%	46,726,947
2013	10.686963	12.426087	16.27%	47,934,657
2012	9.636061	10.686963	10.91%	48,363,739
2011	9.995903	9.636061	-3.60%	40,932,591
2010	9.093523	9.995903	9.92%	11,729,828
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.475540	13.821761	-10.69%	84,886
2017	13.279313	15.475540	16.54%	112,798
2016	12.504478	13.279313	6.20%	350,966
2015	12.863113	12.504478	-2.79%	356,498
2014	12.463956	12.863113	3.20%	376,241
2013	10.161260	12.463956	22.66%	378,214
2012	8.984882	10.161260	13.09%	367,502
2011	9.549068	8.984882	-5.91%	190,121
2010	8.538248	9.549068	11.84%	43,059
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.861507	13.028691	-6.01%	8,891,443
2017	12.780176	13.861507	8.46%	9,892,121
2016	12.215391	12.780176	4.62%	10,639,401
2015	12.509532	12.215391	-2.35%	11,444,655
2014	12.177203	12.509532	2.73%	12,107,709
2013	11.091106	12.177203	9.79%	12,932,648
2012	10.211873	11.091106	8.61%	13,471,224
2011	10.374143	10.211873	-1.56%	10,810,880
2010	9.639911	10.374143	7.62%	3,156,219
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.862143	12.606713	-1.99%	357,507
2017	12.508297	12.862143	2.83%	355,836
2016	12.068542	12.508297	3.64%	354,063
2015	12.336118	12.068542	-2.17%	414,424
2014	11.939941	12.336118	3.32%	338,805
2013	12.360305	11.939941	-3.40%	312,089
2012	11.651623	12.360305	6.08%	288,100
2011	11.111502	11.651623	4.86%	197,114
2010	10.543220	11.111502	5.39%	57,937

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.712184	13.336247	-2.74%	623,238
2017	13.387989	13.712184	2.42%	664,491
2016	13.125979	13.387989	2.00%	663,359
2015	13.368004	13.125979	-1.81%	675,471
2014	12.913677	13.368004	3.52%	706,523
2013	13.357432	12.913677	-3.32%	657,819
2012	12.634477	13.357432	5.72%	601,293
2011	12.070481	12.634477	4.67%	481,308
2010	11.311614	12.070481	6.71%	145,779
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.113893	12.510596	-11.36%	5,999
2017	12.129861	14.113893	16.36%	435
2016	11.032835	12.129861	9.94%	0
2015	11.542787	11.032835	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.108147	11.925354	-9.02%	0
2017	11.666589	13.108147	12.36%	0
2016	10.866903	11.666589	7.36%	0
2015	11.207456	10.866903	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.701051	28.861167	-2.83%	293,719
2017	23.681032	29.701051	25.42%	396,646
2016	23.220151	23.681032	1.98%	466,893
2015	22.443641	23.220151	3.46%	203,552
2014	20.945809	22.443641	7.15%	269,675
2013	15.571403	20.945809	34.51%	241,522
2012	13.322678	15.571403	16.88%	248,691
2011	13.843186	13.322678	-3.76%	240,465
2010	12.924657	13.843186	7.11%	52,779
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.487247	29.652540	-18.73%	27,540
2017	26.176121	36.487247	39.39%	48,360
2016	24.674670	26.176121	6.08%	56,844
2015	29.844449	24.674670	-17.32%	35,005
2014	32.075590	29.844449	-6.96%	42,129
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
2018	57.049401	56.276697	-1.35%	46,998
2017	56.618635	57.049401	0.76%	51,455
2016	56.940028	56.618635	-0.56%	62,126
2015	57.752811	56.940028	-1.41%	49,825
2014	55.956777	57.752811	3.21%	52,297
2013	59.090227	55.956777	-5.30%	48,176
2012	58.094578	59.090227	1.71%	48,626
2011	54.876337	58.094578	5.86%	32,697
2010	53.061772	54.876337	3.42%	12,932

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
2018	57.200468	56.425721	-1.35%	76,476
2017	56.768565	57.200468	0.76%	79,002
2016	57.090816	56.768565	-0.56%	73,892
2015	57.905756	57.090816	-1.41%	77,806
2014	56.104961	57.905756	3.21%	82,066
2013	59.246711	56.104961	-5.30%	83,463
2012	58.248425	59.246711	1.71%	81,167
2011	55.021654	58.248425	5.86%	58,944
2010	53.202285	55.021654	3.42%	24,608
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	25.408539	25.425166	0.07%	1,345,382
2017	25.634244	25.408539	-0.88%	1,274,244
2016	25.968963	25.634244	-1.29%	1,346,497
2015	26.310999	25.968963	-1.30%	1,249,976
2014	26.657539	26.310999	-1.30%	1,440,362
2013	27.008645	26.657539	-1.30%	1,462,454
2012	27.365352	27.008645	-1.30%	1,489,045
2011	27.724772	27.365352	-1.30%	990,847
2010	28.089898	27.724772	-1.30%	354,744
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.636178	8.943300	-15.92%	385,789
2017	8.479950	10.636178	25.43%	360,831
2016	8.537229	8.479950	-0.67%	375,554
2015	8.937541	8.537229	-4.48%	388,361
2014	9.120905	8.937541	-2.01%	353,330
2013	7.860500	9.120905	16.03%	331,243
2012	6.911842	7.860500	13.73%	320,032
2011	7.780782	6.911842	-11.17%	287,810
2010	6.976101	7.780782	11.53%	83,878
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.675954	9.895458	-15.25%	282,379
2017	9.504772	11.675954	22.84%	329,419
2016	9.579509	9.504772	-0.78%	363,624
2015	9.842403	9.579509	-2.67%	358,084
2014	10.629783	9.842403	-7.41%	320,110
2013	8.899785	10.629783	19.44%	293,246
2012	7.628054	8.899785	16.67%	285,172
2011	8.867807	7.628054	-13.98%	221,884
2010	8.365616	8.867807	6.00%	56,481

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.900613	21.499479	-10.05%	33,003
2017	20.446358	23.900613	16.89%	35,290
2016	18.923306	20.446358	8.05%	29,901
2015	19.365849	18.923306	-2.29%	31,915
2014	18.689197	19.365849	3.62%	32,300
2013	14.880689	18.689197	25.59%	39,385
2012	13.008386	14.880689	14.39%	37,209
2011	13.718712	13.008386	-5.18%	12,680
2010	12.125482	13.718712	13.14%	13,027
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.619165	16.545599	-6.09%	12,622,662
2017	16.062681	17.619165	9.69%	14,202,932
2016	15.308822	16.062681	4.92%	15,231,148
2015	15.537445	15.308822	-1.47%	16,182,630
2014	15.051921	15.537445	3.23%	16,984,585
2013	13.445256	15.051921	11.95%	17,466,952
2012	12.453829	13.445256	7.96%	17,751,199
2011	12.506867	12.453829	-0.42%	13,568,627
2010	11.539047	12.506867	8.39%	4,251,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.998256	19.382820	-7.69%	21,142,278
2017	18.530018	20.998256	13.32%	23,071,616
2016	17.424857	18.530018	6.34%	24,187,642
2015	17.748766	17.424857	-1.82%	24,863,844
2014	17.091735	17.748766	3.84%	25,308,904
2013	14.491720	17.091735	17.94%	25,741,993
2012	13.080661	14.491720	10.79%	25,075,336
2011	13.377772	13.080661	-2.22%	20,423,031
2010	12.098401	13.377772	10.57%	5,048,298
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.059473	14.594620	-3.09%	6,607,735
2017	14.436880	15.059473	4.31%	7,508,800
2016	14.028384	14.436880	2.91%	8,439,818
2015	14.175624	14.028384	-1.04%	8,545,266
2014	13.824513	14.175624	2.54%	8,696,940
2013	13.361029	13.824513	3.47%	9,716,730
2012	12.871264	13.361029	3.81%	10,469,264
2011	12.669107	12.871264	1.60%	7,224,314
2010	12.121663	12.669107	4.52%	2,163,277
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.090316	11.261028	-6.86%	35,493
2017	10.741921	12.090316	12.55%	26,894
2016	10.295392	10.741921	4.34%	31,581
2015	10.780413	10.295392	-4.50%	44,142
2014	10.660597	10.780413	1.12%	29,607
2013*	10.000000	10.660597	6.61%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.469311	11.561261	-7.28%	209,449
2017	10.800929	12.469311	15.45%	196,991
2016	10.231625	10.800929	5.56%	182,469
2015	10.793271	10.231625	-5.20%	133,304
2014	10.749073	10.793271	0.41%	101,908
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.112294	18.721954	-6.91%	16,480,355
2017	18.043956	20.112294	11.46%	18,781,511
2016	17.062222	18.043956	5.75%	19,945,236
2015	17.344999	17.062222	-1.63%	21,231,516
2014	16.707801	17.344999	3.81%	22,025,135
2013	14.514442	16.707801	15.11%	22,747,363
2012	13.271179	14.514442	9.37%	23,589,152
2011	13.451045	13.271179	-1.34%	18,764,577
2010	12.287158	13.451045	9.47%	5,560,630
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.556159	20.541262	-8.93%	55,999
2017	19.585756	22.556159	15.17%	76,470
2016	18.291615	19.585756	7.08%	100,556
2015	18.668782	18.291615	-2.02%	108,531
2014	18.021349	18.668782	3.59%	110,867
2013	14.919941	18.021349	20.79%	105,016
2012	13.288387	14.919941	12.28%	103,971
2011	13.755584	13.288387	-3.40%	71,285
2010	12.351443	13.755584	11.37%	18,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.792058	16.904197	-4.99%	5,571,630
2017	16.505393	17.792058	7.80%	6,288,223
2016	15.819996	16.505393	4.33%	6,787,245
2015	16.033270	15.819996	-1.33%	7,276,109
2014	15.509387	16.033270	3.38%	7,734,276
2013	14.221146	15.509387	9.06%	8,020,750
2012	13.336642	14.221146	6.63%	8,697,444
2011	13.238865	13.336642	0.74%	6,512,723
2010	12.360498	13.238865	7.11%	2,014,402
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.927824	11.204442	-6.06%	907,420
2017	10.280032	11.927824	16.03%	696,531
2016	9.594931	10.280032	7.14%	249,296
2015	9.944781	9.594931	-3.52%	217,399
2014*	10.000000	9.944781	-0.55%	0

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.077557	12.574287	-3.85%	22,880
2017	10.887163	13.077557	20.12%	29,104
2016	10.023328	10.887163	8.62%	6,383
2015	10.140998	10.023328	-1.16%	6,383
2014*	10.000000	10.140998	1.41%	8,027
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	35.739647	31.256919	-12.54%	260,017
2017	31.274224	35.739647	14.28%	305,726
2016	26.340668	31.274224	18.73%	366,775
2015	27.381525	26.340668	-3.80%	357,055
2014	25.353753	27.381525	8.00%	340,255
2013	19.306983	25.353753	31.32%	351,104
2012	16.652215	19.306983	15.94%	387,577
2011	17.311562	16.652215	-3.81%	305,015
2010	13.897916	17.311562	24.56%	67,909
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.679636	10.427821	-17.76%	347,770
2017	10.233039	12.679636	23.91%	372,341
2016	10.630202	10.233039	-3.74%	397,995
2015	10.841177	10.630202	-1.95%	432,469
2014	11.134515	10.841177	-2.63%	414,496
2013	9.317313	11.134515	19.50%	85,361
2013	9.317313	11.134515	19.50%	412,542
2012	8.171995	9.317313	14.02%	446,118
2011	9.161036	8.171995	-10.80%	368,172
2010	8.155696	9.161036	12.33%	75,275
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.499408	15.092501	-18.42%	322,796
2017	15.295523	18.499408	20.95%	340,761
2016	14.761123	15.295523	3.62%	377,111
2015	15.800174	14.761123	-6.58%	378,034
2014	17.723427	15.800174	-10.85%	380,835
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.011865	18.134675	-4.61%	194,958
2017	14.830376	19.011865	28.20%	236,817
2016	14.732003	14.830376	0.67%	280,063
2015	14.473087	14.732003	1.79%	290,587
2014	13.312694	14.473087	8.72%	359,862
2013	10.034666	13.312694	32.67%	335,592
2012	8.754200	10.034666	14.63%	352,480
2011	9.165548	8.754200	-4.49%	284,977
2010	8.049864	9.165548	13.86%	70,653

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.929698	14.737858	-12.95%	304,999
2017	14.998075	16.929698	12.88%	354,671
2016	13.094066	14.998075	14.54%	501,887
2015	13.738665	13.094066	-4.69%	436,354
2014	12.626278	13.738665	8.81%	435,689
2013	9.474025	12.626278	33.27%	531,366
2012	8.163084	9.474025	16.06%	543,982
2011	8.806953	8.163084	-7.31%	436,486
2010	7.914167	8.806953	11.28%	93,991
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.792777	17.239895	-8.26%	267,964
2017	14.930349	18.792777	25.87%	318,688
2016	14.262772	14.930349	4.68%	340,808
2015	14.500762	14.262772	-1.64%	437,786
2014	14.164867	14.500762	2.37%	369,399
2013	10.354080	14.164867	36.80%	379,697
2012	9.150703	10.354080	13.15%	436,602
2011	9.702858	9.150703	-5.69%	353,919
2010	7.773151	9.702858	24.83%	59,339
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.803904	18.687973	-14.29%	159,654
2017	19.404857	21.803904	12.36%	188,478
2016	16.718352	19.404857	16.07%	182,783
2015	17.441873	16.718352	-4.15%	199,486
2014	15.101350	17.441873	15.50%	201,067
2013	11.276879	15.101350	33.91%	202,048
2012	9.820513	11.276879	14.83%	199,695
2011	10.186047	9.820513	-3.59%	177,607
2010	8.626530	10.186047	18.08%	46,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.818148	25.198722	-9.42%	57,375
2017	22.610721	27.818148	23.03%	69,609
2016	21.199435	22.610721	6.66%	76,240
2015	21.365507	21.199435	-0.78%	91,896
2014	21.111083	21.365507	1.21%	73,952
2013	14.858613	21.111083	42.08%	78,229
2012	13.311867	14.858613	11.62%	82,521
2011	13.604002	13.311867	-2.15%	83,152
2010	11.017236	13.604002	23.48%	22,488

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.768314	32.527733	-18.21%	46,728
2017	37.047779	39.768314	7.34%	57,633
2016	29.880711	37.047779	23.99%	65,199
2015	32.306150	29.880711	-7.51%	63,969
2014	30.657604	32.306150	5.38%	67,351
2013	22.182797	30.657604	38.20%	65,315
2012	18.682235	22.182797	18.74%	65,707
2011	20.019528	18.682235	-6.68%	56,735
2010	16.037243	20.019528	24.83%	13,975
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.693760	32.426685	-13.97%	52,204
2017	33.735956	37.693760	11.73%	59,937
2016	27.891337	33.735956	20.95%	72,247
2015	28.804598	27.891337	-3.17%	79,249
2014	29.022648	28.804598	-0.75%	88,878
2013	20.921043	29.022648	38.72%	97,779
2012	18.396109	20.921043	13.73%	93,270
2011	19.786128	18.396109	-7.03%	84,033
2010	16.039863	19.786128	23.36%	19,569
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.964991	26.538697	-1.58%	58,208
2017	22.719555	26.964991	18.69%	66,439
2016	20.707448	22.719555	9.72%	72,999
2015	20.842235	20.707448	-0.65%	100,195
2014	18.885193	20.842235	10.36%	77,299
2013	14.629438	18.885193	29.09%	81,283
2012	13.019696	14.629438	12.36%	83,909
2011	13.141121	13.019696	-0.92%	66,649
2010	11.759147	13.141121	11.75%	19,396
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.626461	13.849618	-5.31%	60,155
2017	13.960929	14.626461	4.77%	83,395
2016	13.197146	13.960929	5.79%	92,610
2015	14.173227	13.197146	-6.89%	106,795
2014	11.165751	14.173227	26.93%	310,234
2013	11.015389	11.165751	1.37%	177,299
2012	9.656214	11.015389	14.08%	151,285
2011	9.217325	9.656214	4.76%	115,533
2010	7.193460	9.217325	28.13%	24,981
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.114133	16.067288	-6.12%	451,160
2017	14.303136	17.114133	19.65%	543,445
2016	13.008544	14.303136	9.95%	437,187
2015	13.056769	13.008544	-0.37%	388,205
2014	11.698844	13.056769	11.61%	256,104
2013*	10.000000	11.698844	16.99%	107,627

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.521816	10.469473	-0.50%	777,967
2017	10.494294	10.521816	0.26%	913,987
2016	10.373648	10.494294	1.16%	830,712
2015	10.546244	10.373648	-1.64%	843,099
2014	10.632633	10.546244	-0.81%	740,432
2013	10.761332	10.632633	-1.20%	633,189
2012	10.532312	10.761332	2.17%	462,880
2011	10.533921	10.532312	-0.02%	273,637
2010	10.420495	10.533921	1.09%	70,345
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.373188	14.326130	-12.50%	122,611
2017	14.528012	16.373188	12.70%	172,075
2016	12.177331	14.528012	19.30%	136,517
2015	12.970958	12.177331	-6.12%	130,927
2014	12.569682	12.970958	3.19%	41,494
2013*	10.000000	12.569682	25.70%	16,298
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.045717	14.183448	-16.79%	1,467,111
2017	14.072567	17.045717	21.13%	1,532,927
2016	14.100165	14.072567	-0.20%	1,775,459
2015	14.866112	14.100165	-5.15%	1,759,680
2014	16.397851	14.866112	-9.34%	1,710,019
2013	13.833939	16.397851	18.53%	1,670,677
2012	11.723024	13.833939	18.01%	1,799,417
2011	13.562540	11.723024	-13.56%	1,449,144
2010	12.921098	13.562540	4.96%	334,224
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	22.647761	22.579931	-0.30%	216,907
2017	22.742550	22.647761	-0.42%	260,210
2016	22.763730	22.742550	-0.09%	233,080
2015	23.021249	22.763730	-1.12%	233,536
2014	23.183057	23.021249	-0.70%	276,421
2013	23.344417	23.183057	-0.69%	286,697
2012	22.611361	23.344417	3.24%	293,400
2011	22.842396	22.611361	-1.01%	247,423
2010	21.981507	22.842396	3.92%	69,306
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.392688	31.961134	-14.53%	64,362
2017	27.790304	37.392688	34.55%	100,640
2016	28.199623	27.790304	-1.45%	90,190
2015	27.558987	28.199623	2.32%	87,182
2014	27.359465	27.558987	0.73%	84,604

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.017781	8.747710	-20.60%	247,138
2017	8.827918	11.017781	24.81%	327,206
2016	9.193527	8.827918	-3.98%	205,193
2015	9.034020	9.193527	1.77%	153,835
2014*	10.000000	9.034020	-9.66%	46,274
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.590750	25.932146	-9.30%	303,743
2017	24.834807	28.590750	15.12%	351,530
2016	22.606814	24.834807	9.86%	385,806
2015	22.214411	22.606814	1.77%	440,264
2014	20.386676	22.214411	8.97%	459,603
2013	15.714632	20.386676	29.73%	515,219
2012	13.654221	15.714632	15.09%	561,318
2011	13.877335	13.654221	-1.61%	449,484
2010	12.138929	13.877335	14.32%	149,885
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.519431	35.775304	-11.71%	170,407
2017	36.038505	40.519431	12.43%	195,099
2016	31.028490	36.038505	16.15%	210,265
2015	33.477218	31.028490	-7.31%	235,999
2014	30.377745	33.477218	10.20%	208,100
2013	21.886628	30.377745	38.80%	196,150
2012	18.845528	21.886628	16.14%	218,385
2011	19.559328	18.845528	-3.65%	187,628
2010	16.103843	19.559328	21.46%	62,400
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.634778	10.857233	-6.68%	19,605
2017	10.396674	11.634778	11.91%	15,347
2016	9.329288	10.396674	11.44%	12,390
2015	10.408498	9.329288	-10.37%	9,157
2014	10.497838	10.408498	-0.85%	12,290
2013	10.624494	10.497838	-1.19%	12,495
2012*	10.000000	10.624494	6.24%	4,857
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.691884	10.042953	-6.07%	5,421
2017	9.867279	10.691884	8.36%	22,535
2016	8.830153	9.867279	11.75%	19,719
2015	9.163182	8.830153	-3.63%	4,788
2014	9.155270	9.163182	0.09%	59,033

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.110606	11.465432	-5.33%	49,268
2017	11.080258	12.110606	9.30%	54,345
2016	10.909064	11.080258	1.57%	59,048
2015	11.907130	10.909064	-8.38%	104,584
2014	12.027758	11.907130	-1.00%	92,221
2013	13.042689	12.027758	-7.78%	232,993
2012	12.557857	13.042689	3.86%	76,856
2011	11.735153	12.557857	7.01%	51,990
2010	10.870871	11.735153	7.95%	22,832
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.448769	11.325917	-1.07%	4,447,948
2017	11.455698	11.448769	-0.06%	4,764,018
2016	11.456652	11.455698	-0.01%	4,855,246
2015	11.583367	11.456652	-1.09%	4,714,633
2014	11.648781	11.583367	-0.56%	4,705,797
2013	11.829684	11.648781	-1.53%	4,572,541
2012	11.334165	11.829684	4.37%	4,117,878
2011	11.368465	11.334165	-0.30%	2,850,658
2010	10.950340	11.368465	3.82%	758,500
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.213804	10.224159	0.10%	213,492
2017	10.114803	10.213804	0.98%	72,961
2016*	10.000000	10.114803	1.15%	21,014
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.148048	10.932460	-1.93%	3,311,548
2017	10.775420	11.148048	3.46%	3,281,398
2016	10.642012	10.775420	1.25%	3,266,975
2015	10.746116	10.642012	-0.97%	3,306,085
2014	10.452058	10.746116	2.81%	3,506,326
2013	10.811694	10.452058	-3.33%	3,641,439
2012	10.004024	10.811694	8.07%	3,348,016
2011*	10.000000	10.004024	0.04%	1,729,908
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.903042	17.484904	-20.17%	840
2017	17.530889	21.903042	24.94%	2,119
2016	18.207858	17.530889	-3.72%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.133185	34.971167	-0.46%	69,062
2017	27.959682	35.133185	25.66%	95,254
2016	31.726679	27.959682	-11.87%	115,575
2015	28.580474	31.726679	11.01%	187,162
2014	22.066684	28.580474	29.52%	174,829
2013	14.854028	22.066684	48.56%	176,513
2012	11.488675	14.854028	29.29%	163,255
2011	10.544560	11.488675	8.95%	100,695
2010*	10.000000	10.544560	5.45%	12,017

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.495412	5.294856	-29.36%	162,269
2017	7.746583	7.495412	-3.24%	203,252
2016	5.472537	7.746583	41.55%	115,574
2015	8.353783	5.472537	-34.49%	167,435
2014	10.494193	8.353783	-20.40%	184,170
2013	9.639938	10.494193	8.86%	227,635
2012*	10.000000	9.639938	-3.60%	75,013
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	38.643925	27.353905	-29.22%	10,200
2017	39.827798	38.643925	-2.97%	12,432
2016	28.077975	39.827798	41.85%	12,944
2015	42.745337	28.077975	-34.31%	16,676
2014	53.536208	42.745337	-20.16%	18,598
2013	49.072107	53.536208	9.10%	21,454
2012	48.091591	49.072107	2.04%	34,819
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.237241	30.232592	-0.02%	159,901
2017	24.340346	30.237241	24.23%	219,877
2016	22.887061	24.340346	6.35%	245,693
2015	23.876779	22.887061	-4.15%	313,854
2014	24.654228	23.876779	-3.15%	333,337
2013	16.626985	24.654228	48.28%	252,006
2012	15.617243	16.626985	6.47%	292,717
2011	16.584886	15.617243	-5.83%	243,602
2010	13.254565	16.584886	25.13%	61,970

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.792670	11.673956	-8.74%	1,587
2017	11.359833	12.792670	12.61%	3,156
2016	11.156806	11.359833	1.82%	3,156
2015	11.475907	11.156806	-2.78%	5,203
2014	11.180324	11.475907	2.64%	5,832
2013	10.140494	11.180324	10.25%	4,898
2012*	10.000000	10.140494	1.40%	4,898
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.648438	-23.52%	869
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	44.053137	36.752050	-16.57%	61,115
2017	39.629646	44.053137	11.16%	71,767
2016	32.238653	39.629646	22.93%	78,305
2015	34.705808	32.238653	-7.11%	85,287
2014	32.341074	34.705808	7.31%	94,602
2013	23.855345	32.341074	35.57%	106,490
2012	20.443677	23.855345	16.69%	121,816
2011	22.712719	20.443677	-9.99%	122,598
2010	18.215035	22.712719	24.69%	39,323
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.740142	13.151463	-4.28%	386,466
2017	13.454783	13.740142	2.12%	422,452
2016	13.085020	13.454783	2.83%	421,914
2015	13.620468	13.085020	-3.93%	434,049
2014	13.386176	13.620468	1.75%	468,885
2013	14.849176	13.386176	-9.85%	506,536
2012	14.038950	14.849176	5.77%	503,801
2011	12.754152	14.038950	10.07%	392,153
2010	12.317775	12.754152	3.54%	121,907
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.919341	25.648276	-14.28%	91,731
2017	27.248879	29.919341	9.80%	106,198
2016	22.541708	27.248879	20.88%	115,540
2015	23.252270	22.541708	-3.06%	116,802
2014	20.308520	23.252270	14.50%	124,339
2013	15.871948	20.308520	27.95%	129,953
2012	13.864384	15.871948	14.48%	158,475
2011	14.194745	13.864384	-2.33%	136,952
2010	12.112273	14.194745	17.19%	48,505
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.793182	10.323351	-4.35%	4,912
2017	10.232765	10.793182	5.48%	10,408
2016	9.207819	10.232765	11.13%	702
2015*	10.000000	9.207819	-7.92%	406

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.036898	9.814207	-2.22%	32,113
2017	9.872784	10.036898	1.66%	18,879
2016	9.782161	9.872784	0.93%	17,308
2015*	10.000000	9.782161	-2.18%	15,765
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.795882	11.668206	-8.81%	19,135
2017	11.151274	12.795882	14.75%	28,680
2016	9.754172	11.151274	14.32%	27,257
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.934247	15.414754	-8.97%	360,594
2017	15.118854	16.934247	12.01%	425,474
2016	14.785838	15.118854	2.25%	497,202
2015	15.162806	14.785838	-2.49%	550,908
2014	15.101908	15.162806	0.40%	565,583
2013	13.400106	15.101908	12.70%	594,293
2012	12.371587	13.400106	8.31%	604,138
2011	13.034055	12.371587	-5.08%	497,748
2010	12.055694	13.034055	8.12%	122,243
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.647301	13.617971	-18.20%	26,863
2017	15.122034	16.647301	10.09%	34,398
2016	11.711151	15.122034	29.13%	35,202
2015	12.710932	11.711151	-7.87%	16,774
2014	12.218031	12.710932	4.03%	30,222
2013*	10.000000	12.218031	22.18%	1,989
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.427947	11.150874	-16.96%	19,453
2017	11.849602	13.427947	13.32%	17,146
2016	10.442149	11.849602	13.48%	13,341
2015	10.874804	10.442149	-3.98%	15,129
2014*	10.000000	10.874804	8.75%	4,743
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	45.197767	40.520388	-10.35%	77,043
2017	40.820944	45.197767	10.72%	79,437
2016	32.960905	40.820944	23.85%	92,047
2015	34.260992	32.960905	-3.79%	87,454
2014	33.088129	34.260992	3.54%	99,879
2013	23.872229	33.088129	38.61%	110,661
2012	20.940231	23.872229	14.00%	113,097
2011	21.139501	20.940231	-0.94%	103,403
2010	17.056081	21.139501	23.94%	29,370

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	32.326788	30.293514	-6.29%	150,796
2017	27.074477	32.326788	19.40%	171,421
2016	24.663825	27.074477	9.77%	193,098
2015	24.823836	24.663825	-0.64%	216,025
2014	22.281987	24.823836	11.41%	238,331
2013	17.175596	22.281987	29.73%	256,588
2012	15.100981	17.175596	13.74%	252,060
2011	15.086015	15.100981	0.10%	196,704
2010	13.371765	15.086015	12.82%	48,609
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.480106	26.058128	-8.50%	103,440
2017	22.764077	28.480106	25.11%	128,683
2016	21.470768	22.764077	6.02%	156,849
2015	22.405778	21.470768	-4.17%	171,999
2014	21.095858	22.405778	6.21%	191,402
2013	17.725526	21.095858	19.01%	239,886
2012	16.339629	17.725526	8.48%	254,707
2011	15.254750	16.339629	7.11%	213,695
2010	13.461645	15.254750	13.32%	46,402
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.625809	10.456565	-1.59%	100,887
2017	10.428192	10.625809	1.90%	50,785
2016	9.717260	10.428192	7.32%	41,552
2015	9.964097	9.717260	-2.48%	11,874
2014	10.058270	9.964097	-0.94%	46,471
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.112479	16.136094	-5.71%	215,442
2017	15.401425	17.112479	11.11%	237,904
2016	14.858201	15.401425	3.66%	264,229
2015	15.164901	14.858201	-2.02%	271,099
2014	14.773700	15.164901	2.65%	276,367
2013	13.250120	14.773700	11.50%	322,741
2012	12.055916	13.250120	9.91%	317,505
2011	12.291637	12.055916	-1.92%	272,152
2010	11.087677	12.291637	10.86%	86,250

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.400443	17.021396	-7.49%	829,823
2017	16.067226	18.400443	14.52%	939,787
2016	15.416643	16.067226	4.22%	1,020,728
2015	15.723594	15.416643	-1.95%	1,072,676
2014	15.261712	15.723594	3.03%	1,120,299
2013	13.399134	15.261712	13.90%	1,181,587
2012	12.031099	13.399134	11.37%	1,138,264
2011	12.367484	12.031099	-2.72%	881,854
2010	10.982100	12.367484	12.61%	226,580
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.027156	18.136290	-9.44%	19,369
2017	16.845263	20.027156	18.89%	25,447
2016	16.076388	16.845263	4.78%	25,580
2015	16.408113	16.076388	-2.02%	25,705
2014	15.903619	16.408113	3.17%	26,758
2013	13.298675	15.903619	19.59%	26,897
2012	11.722046	13.298675	13.45%	23,656
2011	12.246674	11.722046	-4.28%	3,015
2010	10.728285	12.246674	14.15%	224
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.919833	11.218659	-5.88%	52,216
2017	10.421293	11.919833	14.38%	17,400
2016*	10.000000	10.421293	4.21%	18,482
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.809862	12.455605	-25.90%	57,285
2017	17.552257	16.809862	-4.23%	64,809
2016	13.346796	17.552257	31.51%	71,824
2015	17.098213	13.346796	-21.94%	71,016
2014	19.899161	17.098213	-14.08%	52,938
2013	16.272913	19.899161	22.28%	52,640
2012	15.774479	16.272913	3.16%	48,091
2011	16.892576	15.774479	-6.62%	37,203
2010	14.392471	16.892576	17.37%	5,997
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	28.019440	25.240716	-9.92%	162,859
2017	25.250638	28.019440	10.97%	192,535
2016	21.777475	25.250638	15.95%	205,084
2015	23.087678	21.777475	-5.67%	237,030
2014	21.607082	23.087678	6.85%	212,289
2013	17.160639	21.607082	25.91%	239,342
2012	14.884062	17.160639	15.30%	249,880
2011	15.011946	14.884062	-0.85%	229,336
2010	13.262061	15.011946	13.19%	80,185

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.919269	11.554690	-10.56%	21,849
2017	11.247098	12.919269	14.87%	5,158
2016*	10.000000	11.247098	12.47%	3,988
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	34.401217	33.735838	-1.93%	187,404
2017	25.904429	34.401217	32.80%	216,783
2016	26.153997	25.904429	-0.95%	247,057
2015	24.837424	26.153997	5.30%	253,812
2014	22.714143	24.837424	9.35%	229,903
2013	16.955741	22.714143	33.96%	195,995
2012	15.047317	16.955741	12.68%	211,659
2011	15.280943	15.047317	-1.53%	202,093
2010	12.524797	15.280943	22.01%	53,176
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.489338	14.158474	-2.28%	401,586
2017	14.144731	14.489338	2.44%	424,895
2016	13.744097	14.144731	2.91%	431,525
2015	14.072984	13.744097	-2.34%	451,148
2014	13.527342	14.072984	4.03%	481,014
2013	14.023325	13.527342	-3.54%	501,089
2012	13.481898	14.023325	4.02%	470,391
2011	12.787043	13.481898	5.43%	332,731
2010	12.070664	12.787043	5.93%	163,274
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.892314	39.362126	-16.06%	127,333
2017	39.493541	46.892314	18.73%	150,807
2016	35.822143	39.493541	10.25%	166,733
2015	36.969835	35.822143	-3.10%	183,281
2014	35.397752	36.969835	4.44%	198,566
2013	26.449304	35.397752	33.83%	217,200
2012	23.439599	26.449304	12.84%	240,637
2011	26.692806	23.439599	-12.19%	222,108
2010	21.076944	26.692806	26.64%	65,369
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.787398	22.410688	-16.34%	64,140
2017	20.920479	26.787398	28.04%	62,386
2016	22.419319	20.920479	-6.69%	75,109
2015	22.034401	22.419319	1.75%	78,342
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.327091	11.357417	-7.87%	2,290
2017	12.059454	12.327091	2.22%	550

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.192095	12.629296	-11.01%	88,065
2017	12.866376	14.192095	10.30%	96,012
2016	11.540652	12.866376	11.49%	114,433
2015	12.492611	11.540652	-7.62%	141,613
2014	12.331646	12.492611	1.31%	142,628
2013	10.114985	12.331646	21.91%	147,199
2012	8.904117	10.114985	13.60%	144,465
2011	9.181002	8.904117	-3.02%	116,472
2010	8.453884	9.181002	8.60%	10,710
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.756432	15.793369	-5.75%	135,363
2017	15.510527	16.756432	8.03%	157,149
2016	13.809495	15.510527	12.32%	179,881
2015	15.083890	13.809495	-8.45%	239,967
2014	14.637928	15.083890	3.05%	265,821
2013	13.042512	14.637928	12.23%	286,104
2012	11.754372	13.042512	10.96%	280,159
2011	11.655097	11.754372	0.85%	228,011
2010	10.501643	11.655097	10.98%	37,407
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	41.394850	35.520487	-14.19%	34,283
2017	37.978092	41.394850	9.00%	39,619
2016	29.614719	37.978092	28.24%	44,697
2015	32.463879	29.614719	-8.78%	52,752
2014	32.771185	32.463879	-0.94%	56,104
2013	24.420447	32.771185	34.20%	57,753
2012	20.942325	24.420447	16.61%	71,125
2011	22.091312	20.942325	-5.20%	74,791
2010	17.491065	22.091312	26.30%	25,381
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.375742	9.413283	0.40%	171,580
2017	9.338287	9.375742	0.40%	156,447
2016	9.209481	9.338287	1.40%	165,845
2015	9.770332	9.209481	-5.74%	276,831
2014	9.740559	9.770332	0.31%	283,279
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.421727	11.703917	-5.78%	0
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.393040	-6.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.244811	9.578255	-6.51%	0
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.326642	13.344408	-12.93%	6,238
2017	13.570814	15.326642	12.94%	6,410
2016	12.174429	13.570814	11.47%	6,988
2015	12.912582	12.174429	-5.72%	7,292
2014	12.584499	12.912582	2.61%	6,837
2013	9.945246	12.584499	26.54%	4,192
2012*	10.000000	9.945246	-0.55%	2,194
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.469809	15.268457	-7.29%	20,570
2017	13.688889	16.469809	20.32%	27,743
2016	13.817684	13.688889	-0.93%	33,414
2015	13.883485	13.817684	-0.47%	34,467
2014	13.088199	13.883485	6.08%	41,686
2013	9.727018	13.088199	34.56%	44,868
2012*	10.000000	9.727018	-2.73%	53,729
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.795509	14.711081	-6.87%	299,222
2017	13.557910	15.795509	16.50%	339,446
2016	14.126617	13.557910	-4.03%	369,613
2015	15.647829	14.126617	-9.72%	480,827
2014	16.769076	15.647829	-6.69%	518,973
2013	13.605136	16.769076	23.26%	570,730
2012	11.590239	13.605136	17.38%	579,028
2011	12.680130	11.590239	-8.60%	472,112
2010	11.845474	12.680130	7.05%	146,159
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.069000	12.599668	-3.59%	39,435
2017	12.436864	13.069000	5.08%	53,057
2016	10.866746	12.436864	14.45%	67,402
2015	11.799816	10.866746	-7.91%	76,134
2014	11.755603	11.799816	0.38%	92,183
2013	10.800595	11.755603	8.84%	72,446
2012*	10.000000	10.800595	8.01%	31,570

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.579945	16.320329	-1.57%	39,654
2017	13.264130	16.579945	25.00%	23,012
2016	12.689521	13.264130	4.53%	25,005
2015	13.673097	12.689521	-7.19%	27,572
2014	12.868630	13.673097	6.25%	24,628
2013	10.054450	12.868630	27.99%	23,687
2012*	10.000000	10.054450	0.54%	17,548
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.018299	9.740272	-2.78%	22,649
2017	9.840496	10.018299	1.81%	19,442
2016	9.772826	9.840496	0.69%	12,048
2015*	10.000000	9.772826	-2.27%	1,718
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.977201	42.054641	0.18%	67,537
2017	32.781337	41.977201	28.05%	78,250
2016	32.645068	32.781337	0.42%	90,154
2015	29.607804	32.645068	10.26%	101,855
2014	27.712084	29.607804	6.84%	120,778
2013	21.494993	27.712084	28.92%	134,556
2012	17.619325	21.494993	22.00%	155,579
2011	19.221411	17.619325	-8.33%	134,758
2010	18.326532	19.221411	4.88%	80,392
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.575829	23.431298	-0.61%	95,136
2017	16.515750	23.575829	42.75%	98,399
2016	14.726675	16.515750	12.15%	100,389
2015	14.287203	14.726675	3.08%	99,103
2014	13.264828	14.287203	7.71%	101,719
2013	9.946570	13.264828	33.36%	102,391
2012*	10.000000	9.946570	-0.53%	97,778
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	31.364673	26.215527	-16.42%	8,801
2017	24.342252	31.364673	28.85%	8,506
2016	26.488693	24.342252	-8.10%	13,265
2015	29.488521	26.488693	-10.17%	12,823
2014	34.059408	29.488521	-13.42%	16,873
2013	30.256865	34.059408	12.57%	18,980
2012	27.141314	30.256865	11.48%	21,321
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.891574	8.736597	-19.79%	13,592
2017	8.649942	10.891574	25.91%	17,888
2016	7.270472	8.649942	18.97%	17,503
2015	9.233048	7.270472	-21.26%	3,072
2014	9.829484	9.233048	-6.07%	1,633

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.191052	9.934312	-2.52%	29,428
2017	9.960942	10.191052	2.31%	21,699
2016*	10.000000	9.960942	-0.39%	8,124
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.641860	16.109335	-3.20%	16,118
2017	13.373104	16.641860	24.44%	12,204
2016	12.478260	13.373104	7.17%	11,164
2015	12.946089	12.478260	-3.61%	12,580
2014	14.208095	12.946089	-8.88%	10,968
2013	10.214213	14.208095	39.10%	12,780
2012*	10.000000	10.214213	2.14%	3,247
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	35.126836	31.013786	-11.71%	176,822
2017	30.388282	35.126836	15.59%	204,242
2016	27.114479	30.388282	12.07%	225,838
2015	27.786939	27.114479	-2.42%	230,859
2014	25.598429	27.786939	8.55%	244,692
2013	19.165838	25.598429	33.56%	244,932
2012	16.791481	19.165838	14.14%	241,855
2011	17.126545	16.791481	-1.96%	209,097
2010	15.633669	17.126545	9.55%	95,856
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.876965	17.673368	-11.09%	276,884
2017	15.911391	19.876965	24.92%	306,399
2016	15.555483	15.911391	2.29%	328,452
2015	14.853591	15.555483	4.73%	361,086
2014	14.910887	14.853591	-0.38%	351,410
2013	11.860324	14.910887	25.72%	346,512
2012	10.386610	11.860324	14.19%	325,334
2011	10.735263	10.386610	-3.25%	245,977
2010*	10.000000	10.735263	7.35%	58,749
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	2,783
2016	8.214694	9.302939	13.25%	3,822
2015*	10.000000	8.214694	-17.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.302482	17.646031	-8.58%	32,309
2017	16.674424	19.302482	15.76%	33,414
2016	15.249567	16.674424	9.34%	45,239
2015	16.677082	15.249567	-8.56%	50,411
2014	17.287894	16.677082	-3.53%	77,205
2013	13.304255	17.287894	29.94%	131,756
2012	11.014999	13.304255	20.78%	112,399
2011	11.285203	11.014999	-2.39%	98,255
2010*	10.000000	11.285203	12.85%	4,635

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.545270	23.668823	-10.84%	78,195
2017	24.851422	26.545270	6.82%	91,323
2016	20.986864	24.851422	18.41%	102,194
2015	22.296873	20.986864	-5.88%	98,808
2014	20.041485	22.296873	11.25%	93,254
2013	15.452427	20.041485	29.70%	110,469
2012	13.708059	15.452427	12.73%	126,433
2011	13.849007	13.708059	-1.02%	100,466
2010	12.425615	13.849007	11.46%	35,879
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.572831	16.445997	-6.41%	10,722,939
2017	15.406496	17.572831	14.06%	12,218,216
2016	14.349082	15.406496	7.37%	12,763,411
2015	14.425632	14.349082	-0.53%	13,169,101
2014	13.949176	14.425632	3.42%	13,578,283
2013	11.486841	13.949176	21.44%	13,706,868
2012	10.078216	11.486841	13.98%	13,417,447
2011	10.137186	10.078216	-0.58%	11,076,460
2010	9.187384	10.137186	10.34%	4,100,168
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.695426	11.395394	-2.57%	3,737,376
2017	11.503572	11.695426	1.67%	4,130,698
2016	11.376737	11.503572	1.11%	3,924,385
2015	11.576733	11.376737	-1.73%	4,068,327
2014	11.195652	11.576733	3.40%	4,195,282
2013	11.666419	11.195652	-4.04%	4,209,222
2012	11.284076	11.666419	3.39%	3,721,701
2011	10.835256	11.284076	4.14%	3,013,590
2010	10.378523	10.835256	4.40%	1,080,879
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.386306	18.186832	-10.79%	288,953
2017	15.802297	20.386306	29.01%	307,735
2016	16.012287	15.802297	-1.31%	320,575
2015	15.257817	16.012287	4.94%	353,917
2014	15.210958	15.257817	0.31%	335,314
2013	12.004302	15.210958	26.71%	366,977
2012	9.982671	12.004302	20.25%	371,634
2011	11.174715	9.982671	-10.67%	295,529
2010	10.192912	11.174715	9.63%	81,001

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.685959	20.240195	-2.15%	400,550
2017	16.432296	20.685959	25.89%	469,154
2016	15.295493	16.432296	7.43%	501,815
2015	14.590661	15.295493	4.83%	523,493
2014	13.707124	14.590661	6.45%	582,687
2013	10.736608	13.707124	27.67%	654,772
2012	9.284769	10.736608	15.64%	643,435
2011	9.889514	9.284769	-6.12%	557,621
2010	8.494561	9.889514	16.42%	164,808
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.370424	16.734584	-3.66%	2,466,096
2017	14.462890	17.370424	20.10%	3,173,157
2016	13.217109	14.462890	9.43%	3,610,753
2015	13.274140	13.217109	-0.43%	3,847,343
2014	12.225884	13.274140	8.57%	4,174,047
2013	9.334537	12.225884	30.97%	4,494,462
2012	8.095662	9.334537	15.30%	4,970,058
2011	8.406630	8.095662	-3.70%	4,367,331
2010	7.690526	8.406630	9.31%	1,608,858
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.395016	15.769078	-3.82%	439,363
2017	15.652937	16.395016	4.74%	474,385
2016	14.625971	15.652937	7.02%	477,000
2015	15.290661	14.625971	-4.35%	485,428
2014	14.943173	15.290661	2.33%	506,349
2013	15.343265	14.943173	-2.61%	502,176
2012	13.877508	15.343265	10.56%	411,130
2011	13.347795	13.877508	3.97%	339,977
2010	12.253659	13.347795	8.93%	132,923
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.845341	28.113688	-8.86%	108,966
2017	26.607320	30.845341	15.93%	127,738
2016	22.974020	26.607320	15.81%	148,429
2015	24.949517	22.974020	-7.92%	165,718
2014	23.253744	24.949517	7.29%	187,205
2013	17.448408	23.253744	33.27%	226,829
2012	14.990766	17.448408	16.39%	235,318
2011	15.616731	14.990766	-4.01%	243,096
2010	13.733204	15.616731	13.72%	46,818
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.969763	9.889064	-9.85%	0
2017	9.402992	10.969763	16.66%	0
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.081024	0.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.894825	21.873267	-4.46%	30,123
2017	21.771415	22.894825	5.16%	31,951
2016	19.361187	21.771415	12.45%	38,614
2015	20.182268	19.361187	-4.07%	41,818
2014	19.980044	20.182268	1.01%	46,691
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.370004	16.251298	-6.44%	72,205
2017	14.134119	17.370004	22.89%	79,922
2016	12.637235	14.134119	11.85%	79,537
2015	12.984574	12.637235	-2.68%	90,393
2014	12.370862	12.984574	4.96%	106,745
2013	8.750033	12.370862	41.38%	139,024
2012	7.603512	8.750033	15.08%	124,614
2011	8.737524	7.603512	-12.98%	123,542
2010	7.687700	8.737524	13.66%	35,848
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.535448	17.183320	-7.29%	45,803
2017	15.897534	18.535448	16.59%	49,066
2016	14.657267	15.897534	8.46%	53,720
2015	14.943004	14.657267	-1.91%	59,685
2014	13.727804	14.943004	8.85%	67,316
2013	10.058850	13.727804	36.47%	128,500
2012	9.168679	10.058850	9.71%	111,842
2011	9.622260	9.168679	-4.71%	141,461
2010	7.905921	9.622260	21.71%	32,419
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.444374	13.576843	-12.09%	39,035
2017	13.087676	15.444374	18.01%	39,044
2016	12.260961	13.087676	6.74%	18,957
2015	12.669896	12.260961	-3.23%	31,277
2014	12.309310	12.669896	2.93%	67,715
2013	9.651801	12.309310	27.53%	55,580
2012	8.436374	9.651801	14.41%	59,728
2011	9.148112	8.436374	-7.78%	57,577
2010	8.079041	9.148112	13.23%	1,298
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.076568	13.000006	-7.65%	4,809,632
2017	12.753355	14.076568	10.38%	5,263,176
2016	12.201732	12.753355	4.52%	5,813,264
2015	12.520180	12.201732	-2.54%	6,105,165
2014	12.187106	12.520180	2.73%	6,696,814
2013	10.790994	12.187106	12.94%	6,936,968
2012	9.864594	10.790994	9.39%	7,158,427
2011	10.151038	9.864594	-2.82%	5,570,027
2010	9.334244	10.151038	8.75%	2,129,054

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.954874	13.527410	-9.55%	8,748,497
2017	13.109852	14.954874	14.07%	9,736,047
2016	12.400975	13.109852	5.72%	10,523,669
2015	12.759356	12.400975	-2.81%	10,908,927
2014	12.372459	12.759356	3.13%	11,092,088
2013	10.359815	12.372459	19.43%	11,050,988
2012	9.255266	10.359815	11.93%	10,699,235
2011	9.731444	9.255266	-4.89%	9,501,807
2010	8.790510	9.731444	10.70%	3,224,250
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.459936	11.952312	-4.07%	1,382,962
2017	11.892951	12.459936	4.77%	1,556,837
2016	11.541168	11.892951	3.05%	1,763,920
2015	11.803545	11.541168	-2.22%	2,133,677
2014	11.596375	11.803545	1.79%	2,054,612
2013	11.219522	11.596375	3.36%	2,091,603
2012	10.596201	11.219522	5.88%	2,403,157
2011	10.607527	10.596201	-0.11%	1,689,468
2010	10.083319	10.607527	5.20%	466,824
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.066988	11.051554	-8.41%	13,207
2017	10.674097	12.066988	13.05%	18,359
2016	10.265765	10.674097	3.98%	14,136
2015	10.889702	10.265765	-5.73%	14,028
2014	10.811191	10.889702	0.73%	4,723
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.391690	11.341513	-8.47%	106,891
2017	10.679797	12.391690	16.03%	144,988
2016	10.207837	10.679797	4.62%	138,960
2015	10.894591	10.207837	-6.30%	89,756
2014	10.949532	10.894591	-0.50%	49,392
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.554241	13.318875	-8.49%	6,915,800
2017	12.964251	14.554241	12.26%	7,921,310
2016	12.330186	12.964251	5.14%	8,517,942
2015	12.652825	12.330186	-2.55%	8,938,169
2014	12.284112	12.652825	3.00%	9,466,445
2013	10.586292	12.284112	16.04%	9,843,974
2012	9.564729	10.586292	10.68%	9,765,000
2011	9.941983	9.564729	-3.79%	8,508,515
2010	9.062813	9.941983	9.70%	3,143,715

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.175152	13.525844	-10.87%	147,391
2017	13.047898	15.175152	16.30%	177,940
2016	12.311451	13.047898	5.98%	183,259
2015	12.690284	12.311451	-2.99%	205,408
2014	12.321460	12.690284	2.99%	210,799
2013	10.065473	12.321460	22.41%	212,181
2012	8.918301	10.065473	12.86%	196,894
2011	9.497527	8.918301	-6.10%	133,587
2010	8.509389	9.497527	11.61%	15,887
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.592532	12.749829	-6.20%	1,669,991
2017	12.557554	13.592532	8.24%	1,849,400
2016	12.026908	12.557554	4.41%	2,035,992
2015	12.341521	12.026908	-2.55%	2,225,158
2014	12.038041	12.341521	2.52%	2,216,444
2013	10.986603	12.038041	9.57%	2,327,206
2012	10.136240	10.986603	8.39%	2,468,131
2011	10.318164	10.136240	-1.76%	2,046,200
2010	9.607347	10.318164	7.40%	746,452
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.612591	12.336915	-2.19%	61,451
2017	12.290443	12.612591	2.62%	79,620
2016	11.882352	12.290443	3.43%	93,704
2015	12.170461	11.882352	-2.37%	95,402
2014	11.803521	12.170461	3.11%	91,977
2013	12.243899	11.803521	-3.60%	102,391
2012	11.565384	12.243899	5.87%	100,705
2011	11.051586	11.565384	4.65%	78,526
2010	10.507651	11.051586	5.18%	31,135
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.446111	13.050835	-2.94%	123,561
2017	13.154782	13.446111	2.21%	154,888
2016	12.923440	13.154782	1.79%	169,559
2015	13.188452	12.923440	-2.01%	167,918
2014	12.766100	13.188452	3.31%	178,394
2013	13.231603	12.766100	-3.52%	173,792
2012	12.540931	13.231603	5.51%	165,384
2011	12.005371	12.540931	4.46%	116,665
2010	11.273445	12.005371	6.49%	45,965
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.981042	12.367558	-11.54%	5,305
2017	12.040008	13.981042	16.12%	5,576
2016	10.973279	12.040008	9.72%	0
2015	11.503799	10.973279	-4.61%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.984767	11.789033	-9.21%	0
2017	11.580162	12.984767	12.13%	0
2016	10.808234	11.580162	7.14%	0
2015	11.169585	10.808234	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.183939	28.300870	-3.03%	71,397
2017	23.315796	29.183939	25.17%	82,099
2016	22.908312	23.315796	1.78%	96,521
2015	22.187207	22.908312	3.25%	60,982
2014	20.748524	22.187207	6.93%	67,122
2013	15.456042	20.748524	34.24%	63,144
2012	13.250874	15.456042	16.64%	67,046
2011	13.796473	13.250874	-3.95%	56,731
2010	12.907173	13.796473	6.89%	16,998
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.950581	29.967817	-18.90%	44,137
2017	26.562104	36.950581	39.11%	51,807
2016	25.089180	26.562104	5.87%	46,262
2015	30.407499	25.089180	-17.49%	55,449
2014	32.747134	30.407499	-7.14%	53,563
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.702788	12.505208	-1.56%	96,644
2017	12.632400	12.702788	0.56%	109,610
2016	12.729829	12.632400	-0.77%	109,888
2015	12.937757	12.729829	-1.61%	188,258
2014	12.560856	12.937757	3.00%	124,485
2013	13.291183	12.560856	-5.49%	131,521
2012	13.093826	13.291183	1.51%	114,571
2011	12.393502	13.093826	5.65%	95,606
2010	12.008019	12.393502	3.21%	55,937
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.330622	9.317698	-0.14%	727,228
2017	9.432569	9.330622	-1.08%	714,908
2016	9.575089	9.432569	-1.49%	758,334
2015	9.720901	9.575089	-1.50%	632,325
2014	9.868932	9.720901	-1.50%	774,634
2013	10.019216	9.868932	-1.50%	693,802
2012	10.172213	10.019216	-1.50%	975,207
2011	10.326678	10.172213	-1.50%	489,349
2010	10.483924	10.326678	-1.50%	261,828

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.429714	8.751811	-16.09%	91,376
2017	8.332151	10.429714	25.17%	105,466
2016	8.405428	8.332151	-0.87%	125,911
2015	8.817441	8.405428	-4.67%	119,361
2014	9.016627	8.817441	-2.21%	131,289
2013	7.786405	9.016627	15.80%	111,569
2012	6.860618	7.786405	13.49%	126,557
2011	7.738784	6.860618	-11.35%	119,623
2010	6.952510	7.738784	11.31%	31,840
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.402898	9.644328	-15.42%	104,927
2017	9.301272	11.402898	22.60%	95,874
2016	9.393399	9.301272	-0.98%	94,500
2015	9.670779	9.393399	-2.87%	99,473
2014	10.465650	9.670779	-7.60%	89,210
2013	8.780151	10.465650	19.20%	87,582
2012	7.540827	8.780151	16.43%	55,973
2011	8.784189	7.540827	-14.15%	54,856
2010	8.303543	8.784189	5.79%	7,298
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.793487	26.745698	-10.23%	40,123
2017	25.539133	29.793487	16.66%	77,340
2016	23.684562	25.539133	7.83%	83,382
2015	24.287676	23.684562	-2.48%	83,978
2014	23.486640	24.287676	3.41%	102,916
2013	18.738447	23.486640	25.34%	113,607
2012	16.414092	18.738447	14.16%	107,837
2011	17.345471	16.414092	-5.37%	91,759
2010	15.362132	17.345471	12.91%	7,949
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.312336	16.224333	-6.28%	2,305,040
2017	15.814908	17.312336	9.47%	2,523,277
2016	15.103185	15.814908	4.71%	2,694,849
2015	15.359866	15.103185	-1.67%	2,877,280
2014	14.910100	15.359866	3.02%	3,053,492
2013	13.345609	14.910100	11.72%	3,169,855
2012	12.386680	13.345609	7.74%	3,238,755
2011	12.464635	12.386680	-0.63%	2,515,576
2010	11.523426	12.464635	8.17%	1,160,393

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.632705	19.006574	-7.88%	3,432,254
2017	18.244283	20.632705	13.09%	3,676,295
2016	17.190894	18.244283	6.13%	3,875,773
2015	17.546007	17.190894	-2.02%	3,991,531
2014	16.930775	17.546007	3.63%	4,041,525
2013	14.384375	16.930775	17.70%	4,040,946
2012	13.010184	14.384375	10.56%	4,013,807
2011	13.332645	13.010184	-2.42%	3,603,406
2010	12.082047	13.332645	10.35%	997,309
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.877056	14.388442	-3.28%	1,133,024
2017	14.290880	14.877056	4.10%	1,488,241
2016	13.914635	14.290880	2.70%	1,523,826
2015	14.089226	13.914635	-1.24%	1,540,429
2014	13.768156	14.089226	2.33%	1,703,855
2013	13.333587	13.768156	3.26%	1,952,063
2012	12.870975	13.333587	3.59%	2,267,004
2011	12.694481	12.870975	1.39%	1,540,058
2010	12.170590	12.694481	4.30%	394,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.976497	11.132278	-7.05%	15,130
2017	10.662339	11.976497	12.33%	15,264
2016	10.239809	10.662339	4.13%	10,984
2015	10.743986	10.239809	-4.69%	11,138
2014	10.646159	10.743986	0.92%	4,435
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.351930	11.429080	-7.47%	76,508
2017	10.720903	12.351930	15.21%	64,782
2016	10.176380	10.720903	5.35%	65,430
2015	10.756801	10.176380	-5.40%	24,662
2014	10.734514	10.756801	0.21%	24,993
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.347330	20.760085	-7.10%	2,598,248
2017	20.089701	22.347330	11.24%	3,028,316
2016	19.035115	20.089701	5.54%	3,219,942
2015	19.389892	19.035115	-1.83%	3,382,158
2014	18.715490	19.389892	3.60%	3,509,265
2013	16.291577	18.715490	14.88%	3,611,015
2012	14.926410	16.291577	9.15%	3,655,213
2011	15.159363	14.926410	-1.54%	2,947,369
2010	13.875751	15.159363	9.25%	1,179,240

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.706428	24.271208	-9.12%	75,361
2017	23.236412	26.706428	14.93%	74,955
2016	21.744996	23.236412	6.86%	73,534
2015	22.238462	21.744996	-2.22%	78,298
2014	21.510824	22.238462	3.38%	78,775
2013	17.845023	21.510824	20.54%	80,293
2012	15.925956	17.845023	12.05%	81,779
2011	16.519284	15.925956	-3.59%	117,007
2010	14.863119	16.519284	11.14%	12,362
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.545900	17.584508	-5.18%	879,040
2017	17.239551	18.545900	7.58%	995,013
2016	16.557122	17.239551	4.12%	1,058,519
2015	16.814401	16.557122	-1.53%	1,134,276
2014	16.298023	16.814401	3.17%	1,199,868
2013	14.974615	16.298023	8.84%	1,337,223
2012	14.071828	14.974615	6.42%	1,286,042
2011	13.996960	14.071828	0.53%	1,005,577
2010	13.094807	13.996960	6.89%	405,752
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.844396	11.103404	-6.26%	144,908
2017	10.228794	11.844396	15.79%	137,858
2016	9.566444	10.228794	6.92%	6,306
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.986108	12.460897	-4.04%	9,995
2017	10.832909	12.986108	19.88%	9,899
2016	9.993562	10.832909	8.40%	5,621
2015	10.131414	9.993562	-1.36%	5,552
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	44.115898	38.503886	-12.72%	52,924
2017	38.682052	44.115898	14.05%	57,274
2016	32.645829	38.682052	18.49%	63,281
2015	34.004748	32.645829	-4.00%	65,886
2014	31.550414	34.004748	7.78%	68,768
2013	24.074509	31.550414	31.05%	69,327
2012	20.806439	24.074509	15.71%	65,809
2011	21.674104	20.806439	-4.00%	50,690
2010	17.435491	21.674104	24.31%	6,456

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.433532	10.204565	-17.93%	132,884
2017	10.054717	12.433532	23.66%	139,768
2016	10.466118	10.054717	-3.93%	156,737
2015	10.695524	10.466118	-2.14%	169,181
2014	11.007230	10.695524	-2.83%	179,349
2013	9.229482	11.007230	19.26%	31,840
2013	9.229482	11.007230	19.26%	169,166
2012	8.111439	9.229482	13.78%	164,813
2011	9.111599	8.111439	-10.98%	140,375
2010	8.128145	9.111599	12.10%	38,242
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.957187	14.620245	-18.58%	64,627
2017	14.877250	17.957187	20.70%	77,708
2016	14.386537	14.877250	3.41%	91,296
2015	15.430519	14.386537	-6.77%	92,286
2014	17.343951	15.430519	-11.03%	89,771
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.642992	17.746559	-4.81%	100,585
2017	14.572048	18.642992	27.94%	121,222
2016	14.504696	14.572048	0.46%	131,228
2015	14.278705	14.504696	1.58%	141,086
2014	13.160554	14.278705	8.50%	155,629
2013	9.940116	13.160554	32.40%	168,574
2012	8.689350	9.940116	14.39%	169,299
2011	9.116094	8.689350	-4.68%	157,315
2010	8.022668	9.116094	13.63%	38,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.601160	14.422381	-13.12%	161,073
2017	14.736777	16.601160	12.65%	178,769
2016	12.891985	14.736777	14.31%	222,549
2015	13.554112	12.891985	-4.89%	223,867
2014	12.481965	13.554112	8.59%	226,172
2013	9.384732	12.481965	33.00%	238,756
2012	8.102602	9.384732	15.82%	213,170
2011	8.759418	8.102602	-7.50%	197,571
2010	7.887411	8.759418	11.06%	75,736
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.428096	16.870866	-8.45%	62,085
2017	14.670243	18.428096	25.62%	85,377
2016	14.042679	14.670243	4.47%	93,065
2015	14.305996	14.042679	-1.84%	133,591
2014	14.002987	14.305996	2.16%	99,189
2013	10.256516	14.002987	36.53%	108,498
2012	9.082922	10.256516	12.92%	113,433
2011	9.650508	9.082922	-5.88%	104,795
2010	7.746878	9.650508	24.57%	35,152

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.380800	18.287956	-14.47%	78,042
2017	19.066812	21.380800	12.14%	85,617
2016	16.460353	19.066812	15.83%	107,681
2015	17.207586	16.460353	-4.34%	114,569
2014	14.928741	17.207586	15.26%	135,059
2013	11.170595	14.928741	33.64%	113,944
2012	9.747754	11.170595	14.60%	84,984
2011	10.131081	9.747754	-3.78%	80,594
2010	8.597378	10.131081	17.84%	29,522
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	29.185564	26.383453	-9.60%	16,946
2017	23.770158	29.185564	22.78%	20,632
2016	22.331628	23.770158	6.44%	24,318
2015	22.552272	22.331628	-0.98%	26,227
2014	22.328965	22.552272	1.00%	22,761
2013	15.747665	22.328965	41.79%	23,646
2012	14.137076	15.747665	11.39%	23,889
2011	14.476589	14.137076	-2.35%	21,391
2010	11.747672	14.476589	23.23%	8,321
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	41.502630	33.877048	-18.37%	18,644
2017	38.741715	41.502630	7.13%	19,452
2016	31.310190	38.741715	23.74%	22,139
2015	33.920408	31.310190	-7.70%	22,362
2014	32.254860	33.920408	5.16%	23,662
2013	23.385855	32.254860	37.92%	28,823
2012	19.735508	23.385855	18.50%	27,917
2011	21.191064	19.735508	-6.87%	19,946
2010	17.010167	21.191064	24.58%	14,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.886062	33.384152	-14.15%	17,682
2017	34.873514	38.886062	11.51%	23,640
2016	28.890179	34.873514	20.71%	25,705
2015	29.896743	28.890179	-3.37%	29,378
2014	30.184230	29.896743	-0.95%	27,321
2013	21.802509	30.184230	38.44%	31,783
2012	19.210199	21.802509	13.49%	31,583
2011	20.703615	19.210199	-7.21%	31,909
2010	16.817669	20.703615	23.11%	6,479

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.475291	27.967990	-1.78%	26,989
2017	24.040613	28.475291	18.45%	28,378
2016	21.955863	24.040613	9.50%	29,850
2015	22.143658	21.955863	-0.85%	30,541
2014	20.105154	22.143658	10.14%	30,973
2013	15.606084	20.105154	28.83%	32,398
2012	13.917143	15.606084	12.14%	24,367
2011	14.075410	13.917143	-1.12%	10,342
2010	12.620735	14.075410	11.53%	1,788
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.342575	13.553121	-5.50%	104,836
2017	13.717662	14.342575	4.56%	124,141
2016	12.993423	13.717662	5.57%	152,276
2015	13.982783	12.993423	-7.08%	166,620
2014	11.038053	13.982783	26.68%	202,099
2013	10.911512	11.038053	1.16%	212,220
2012	9.584620	10.911512	13.84%	203,847
2011	9.167515	9.584620	4.55%	180,865
2010	7.169085	9.167515	27.88%	59,247
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.953077	15.883640	-6.31%	198,265
2017	14.197199	16.953077	19.41%	147,340
2016	12.938332	14.197199	9.73%	126,066
2015	13.012667	12.938332	-0.57%	127,209
2014	11.683009	13.012667	11.38%	24,220
2013*	10.000000	11.683009	16.83%	2,625
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.317615	10.245358	-0.70%	254,943
2017	10.311469	10.317615	0.06%	270,449
2016	10.213574	10.311469	0.96%	270,959
2015	10.404610	10.213574	-1.84%	249,989
2014	10.511125	10.404610	-1.01%	261,867
2013	10.659964	10.511125	-1.40%	324,865
2012	10.454338	10.659964	1.97%	215,871
2011	10.477107	10.454338	-0.22%	171,656
2010	10.385334	10.477107	0.88%	85,017
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.219117	14.162378	-12.68%	27,878
2017	14.420425	16.219117	12.47%	19,067
2016	12.111608	14.420425	19.06%	13,160
2015	12.927151	12.111608	-6.31%	11,771
2014	12.552670	12.927151	2.98%	10,305
2013*	10.000000	12.552670	25.53%	559

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.748820	13.907986	-16.96%	316,078
2017	13.855431	16.748820	20.88%	337,839
2016	13.910722	13.855431	-0.40%	361,836
2015	14.696173	13.910722	-5.34%	379,123
2014	16.243345	14.696173	-9.52%	366,437
2013	13.731408	16.243345	18.29%	350,129
2012	11.659822	13.731408	17.77%	382,293
2011	13.516785	11.659822	-13.74%	351,015
2010	12.903630	13.516785	4.75%	103,392
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.201969	10.150692	-0.50%	86,942
2017	10.265409	10.201969	-0.62%	98,180
2016	10.295782	10.265409	-0.30%	101,080
2015	10.433394	10.295782	-1.32%	112,331
2014	10.528057	10.433394	-0.90%	130,427
2013	10.622869	10.528057	-0.89%	154,762
2012	10.310247	10.622869	3.03%	111,149
2011	10.436686	10.310247	-1.21%	90,546
2010	10.063733	10.436686	3.71%	37,333
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	40.262527	34.343909	-14.70%	27,748
2017	29.983699	40.262527	34.28%	30,646
2016	30.486943	29.983699	-1.65%	29,889
2015	29.854846	30.486943	2.12%	31,619
2014	29.698897	29.854846	0.53%	31,385
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.936231	8.665246	-20.77%	74,751
2017	8.780309	10.936231	24.55%	71,841
2016	9.162447	8.780309	-4.17%	72,424
2015	9.021770	9.162447	1.56%	50,625
2014*	10.000000	9.021770	-9.78%	8,868
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	30.074716	27.222507	-9.48%	62,850
2017	26.176685	30.074716	14.89%	78,181
2016	23.876535	26.176685	9.63%	86,498
2015	23.509733	23.876535	1.56%	95,122
2014	21.619216	23.509733	8.74%	103,169
2013	16.698524	21.619216	29.47%	110,641
2012	14.538622	16.698524	14.86%	116,825
2011	14.806138	14.538622	-1.81%	103,021
2010	12.977665	14.806138	14.09%	38,690

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	42.870213	37.773660	-11.89%	38,533
2017	38.206492	42.870213	12.21%	42,641
2016	32.961659	38.206492	15.91%	49,801
2015	35.635188	32.961659	-7.50%	61,134
2014	32.401575	35.635188	9.98%	54,067
2013	23.392100	32.401575	38.52%	53,247
2012	20.182810	23.392100	15.90%	57,774
2011	20.989731	20.182810	-3.84%	57,121
2010	17.316587	20.989731	21.21%	10,202
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.501952	10.711421	-6.87%	9,868
2017	10.298780	11.501952	11.68%	54,829
2016	9.260137	10.298780	11.22%	63,744
2015	10.352353	9.260137	-10.55%	62,946
2014	10.462421	10.352353	-1.05%	62,022
2013	10.610149	10.462421	-1.39%	34,918
2012*	10.000000	10.610149	6.10%	7,486
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.591181	9.928084	-6.26%	3,832
2017	9.794132	10.591181	8.14%	9,413
2016	8.782427	9.794132	11.52%	4,143
2015	9.132165	8.782427	-3.83%	4,143
2014	9.142817	9.132165	-0.12%	3,514
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.899658	11.242771	-5.52%	48,341
2017	10.909289	11.899658	9.08%	52,726
2016	10.762483	10.909289	1.36%	55,723
2015	11.770993	10.762483	-8.57%	60,734
2014	11.914392	11.770993	-1.20%	66,633
2013	12.945992	11.914392	-7.97%	68,882
2012	12.490136	12.945992	3.65%	70,921
2011	11.695500	12.490136	6.79%	69,602
2010	10.856139	11.695500	7.73%	19,965
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.249373	11.105989	-1.27%	848,830
2017	11.278968	11.249373	-0.26%	952,458
2016	11.302749	11.278968	-0.21%	996,957
2015	11.450958	11.302749	-1.29%	1,053,705
2014	11.538994	11.450958	-0.76%	1,039,205
2013	11.741977	11.538994	-1.73%	1,043,307
2012	11.273050	11.741977	4.16%	1,144,427
2011	11.330057	11.273050	-0.50%	756,592
2010	10.935503	11.330057	3.61%	259,097

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.179339	10.168895	-0.10%	43,247
2017	10.101079	10.179339	0.77%	17,387
2016*	10.000000	10.101079	1.01%	9,090
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.998452	10.763793	-2.13%	634,309
2017	10.652346	10.998452	3.25%	602,448
2016	10.541767	10.652346	1.05%	604,052
2015	10.666500	10.541767	-1.17%	676,669
2014	10.395694	10.666500	2.60%	683,256
2013	10.775226	10.395694	-3.52%	721,926
2012	9.990587	10.775226	7.85%	739,679
2011*	10.000000	9.990587	-0.09%	362,119
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.261162	16.937883	-20.33%	2,168
2017	17.051578	21.261162	24.69%	1,736
2016	17.745902	17.051578	-3.91%	643
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.591908	34.362182	-0.66%	48,019
2017	27.584634	34.591908	25.40%	52,633
2016	31.364509	27.584634	-12.05%	68,879
2015	28.311582	31.364509	10.78%	82,043
2014	21.903420	28.311582	29.26%	100,700
2013	14.774016	21.903420	48.26%	99,988
2012	11.450026	14.774016	29.03%	89,463
2011	10.530386	11.450026	8.73%	57,731
2010*	10.000000	10.530386	5.30%	16,965
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.409768	5.223679	-29.50%	72,220
2017	7.673558	7.409768	-3.44%	71,474
2016	5.431921	7.673558	41.27%	82,577
2015	8.308666	5.431921	-34.62%	76,910
2014	10.458766	8.308666	-20.56%	64,084
2013	9.626904	10.458766	8.64%	76,064
2012*	10.000000	9.626904	-3.73%	55,643
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.579401	5.354087	-29.36%	58,999
2017	7.827418	7.579401	-3.17%	64,445
2016	5.529372	7.827418	41.56%	65,699
2015	8.434949	5.529372	-34.45%	71,322
2014	10.585808	8.434949	-20.32%	75,840
2013	9.722815	10.585808	8.88%	84,486
2012*	10.000000	9.722815	-2.77%	123,084

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.443021	29.378467	-0.22%	49,565
2017	23.748987	29.443021	23.98%	56,732
2016	22.376223	23.748987	6.13%	65,227
2015	23.391272	22.376223	-4.34%	78,205
2014	24.201975	23.391272	-3.35%	87,047
2013	16.355079	24.201975	47.98%	83,691
2012	15.393121	16.355079	6.25%	94,008
2011	16.380022	15.393121	-6.03%	88,588
2010	13.117389	16.380022	24.87%	35,146

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.066058	35.873489	-16.70%	4,662
2017	38.800587	43.066058	10.99%	5,179
2016	31.612211	38.800587	22.74%	6,847
2015	34.083346	31.612211	-7.25%	8,014
2014	31.809470	34.083346	7.15%	8,463
2013	23.498981	31.809470	35.37%	13,678
2012	20.169062	23.498981	16.51%	13,627
2011	22.441763	20.169062	-10.13%	13,523
2010	18.025144	22.441763	24.50%	2,406
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.429702	12.834632	-4.43%	87,662
2017	13.170800	13.429702	1.97%	88,356
2016	12.828321	13.170800	2.67%	110,208
2015	13.373647	12.828321	-4.08%	102,817
2014	13.163643	13.373647	1.60%	113,216
2013	14.624601	13.163643	-9.99%	122,058
2012	13.847781	14.624601	5.61%	183,258
2011	12.599605	13.847781	9.91%	148,865
2010	12.187068	12.599605	3.39%	26,027
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.347712	25.119687	-14.41%	22,280
2017	26.768908	29.347712	9.63%	25,531
2016	22.178321	26.768908	20.70%	26,562
2015	22.912332	22.178321	-3.20%	28,958
2014	20.042136	22.912332	14.32%	39,805
2013	15.687623	20.042136	27.76%	34,270
2012	13.724321	15.687623	14.31%	47,566
2011	14.072724	13.724321	-2.48%	37,403
2010	12.026450	14.072724	17.01%	10,269
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.749479	10.265802	-4.50%	847
2017	10.206835	10.749479	5.32%	847
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.996237	9.759481	-2.37%	2,140
2017	9.847738	9.996237	1.51%	1,150
2016	9.772198	9.847738	0.77%	1,039
2015*	10.000000	9.772198	-2.28%	995
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.744045	11.603125	-8.95%	2,890
2017	11.122988	12.744045	14.57%	2,890
2016	9.744228	11.122988	14.15%	2,890
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.712206	15.189333	-9.11%	28,268
2017	14.943288	16.712206	11.84%	30,000
2016	14.636371	14.943288	2.10%	41,286
2015	15.032422	14.636371	-2.63%	45,977
2014	14.994880	15.032422	0.25%	46,154
2013	13.325434	14.994880	12.53%	42,398
2012	12.321456	13.325434	8.15%	46,917
2011	13.000998	12.321456	-5.23%	35,454
2010	12.043434	13.000998	7.95%	4,188
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.529459	13.500849	-18.32%	284
2017	15.037823	16.529459	9.92%	2,318
2016	11.663635	15.037823	28.93%	2,097
2015	12.678662	11.663635	-8.01%	828
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	215
2017	11.801561	13.353207	13.15%	359
2016	10.415622	11.801561	13.31%	471
2015	10.863731	10.415622	-4.12%	489
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.185071	39.551782	-10.49%	2,089
2017	39.966989	44.185071	10.55%	3,212
2016	32.320437	39.966989	23.66%	3,664
2015	33.646506	32.320437	-3.94%	3,911
2014	32.544252	33.646506	3.39%	6,190
2013	23.515604	32.544252	38.39%	6,524
2012	20.658938	23.515604	13.83%	5,738
2011	20.887287	20.658938	-1.09%	6,236
2010	16.878256	20.887287	23.75%	243

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.602510	29.569418	-6.43%	7,605
2017	26.508097	31.602510	19.22%	8,071
2016	24.184602	26.508097	9.61%	8,619
2015	24.378637	24.184602	-0.80%	12,980
2014	21.915734	24.378637	11.24%	16,948
2013	16.919025	21.915734	29.53%	17,989
2012	14.898131	16.919025	13.56%	22,943
2011	14.906019	14.898131	-0.05%	11,944
2010	13.232351	14.906019	12.65%	9,339
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.842045	25.435300	-8.64%	20,506
2017	22.287885	27.842045	24.92%	22,890
2016	21.053590	22.287885	5.86%	25,659
2015	22.003955	21.053590	-4.32%	25,714
2014	20.749127	22.003955	6.05%	28,014
2013	17.460762	20.749127	18.83%	31,663
2012	16.120166	17.460762	8.32%	42,006
2011	15.072767	16.120166	6.95%	51,315
2010	13.321316	15.072767	13.15%	8,624
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.550509	10.366565	-1.74%	6
2017	10.370040	10.550509	1.74%	6,138
2016	9.677776	10.370040	7.15%	2
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.785480	15.803514	-5.85%	11,702
2017	15.130089	16.785480	10.94%	12,223
2016	14.618643	15.130089	3.50%	14,544
2015	14.943153	14.618643	-2.17%	21,095
2014	14.579871	14.943153	2.49%	21,886
2013	13.096219	14.579871	11.33%	22,011
2012	11.934095	13.096219	9.74%	21,658
2011	12.185958	11.934095	-2.07%	15,461
2010	11.009109	12.185958	10.69%	2,416

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.048785	16.670513	-7.64%	90,946
2017	15.784115	18.048785	14.35%	96,024
2016	15.168034	15.784115	4.06%	102,054
2015	15.493642	15.168034	-2.10%	108,655
2014	15.061455	15.493642	2.87%	114,566
2013	13.243470	15.061455	13.73%	120,766
2012	11.909512	13.243470	11.20%	116,474
2011	12.261133	11.909512	-2.87%	97,893
2010	10.904247	12.261133	12.44%	16,040
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.644413	17.762426	-9.58%	708
2017	16.548446	19.644413	18.71%	708
2016	15.817139	16.548446	4.62%	708
2015	16.168132	15.817139	-2.17%	708
2014	15.694928	16.168132	3.02%	708
2013	13.144174	15.694928	19.41%	708
2012	11.603570	13.144174	13.28%	708
2011	12.141367	11.603570	-4.43%	708
2010	10.652237	12.141367	13.98%	705
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.488439	12.198707	-26.02%	8,157
2017	17.242820	16.488439	-4.38%	16,619
2016	13.131447	17.242820	31.31%	20,742
2015	16.848051	13.131447	-22.06%	12,188
2014	19.637967	16.848051	-14.21%	29,893
2013	16.083805	19.637967	22.10%	13,231
2012	15.615016	16.083805	3.00%	15,831
2011	16.747282	15.615016	-6.76%	15,443
2010	14.290426	16.747282	17.19%	7,806
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.391565	24.637289	-10.06%	15,794
2017	24.722339	27.391565	10.80%	16,350
2016	21.354259	24.722339	15.77%	19,013
2015	22.673548	21.354259	-5.82%	22,648
2014	21.251873	22.673548	6.69%	26,704
2013	16.904240	21.251873	25.72%	27,775
2012	14.684086	16.904240	15.12%	27,710
2011	14.832803	14.684086	-1.00%	22,677
2010	13.123762	14.832803	13.02%	8,334

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.630433	32.929446	-2.08%	20,248
2017	25.362483	33.630433	32.60%	32,644
2016	25.645772	25.362483	-1.10%	35,834
2015	24.391915	25.645772	5.14%	55,488
2014	22.340738	24.391915	9.18%	44,255
2013	16.702413	22.340738	33.76%	45,101
2012	14.845147	16.702413	12.51%	46,033
2011	15.098585	14.845147	-1.68%	50,597
2010	12.394179	15.098585	21.82%	11,430
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.164705	13.820065	-2.43%	41,671
2017	13.848848	14.164705	2.28%	40,643
2016	13.477057	13.848848	2.76%	40,715
2015	13.820605	13.477057	-2.49%	64,617
2014	13.305010	13.820605	3.88%	62,643
2013	13.813877	13.305010	-3.68%	64,103
2012	13.300838	13.813877	3.86%	62,238
2011	12.634498	13.300838	5.27%	35,587
2010	11.944844	12.634498	5.77%	18,138
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.841769	38.421310	-16.19%	16,672
2017	38.667425	45.841769	18.55%	18,502
2016	35.126163	38.667425	10.08%	20,179
2015	36.306858	35.126163	-3.25%	21,691
2014	34.815999	36.306858	4.28%	24,815
2013	26.054250	34.815999	33.63%	27,137
2012	23.124802	26.054250	12.67%	31,209
2011	26.374436	23.124802	-12.32%	27,249
2010	20.857274	26.374436	26.45%	9,715
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.187171	21.874947	-16.47%	7,927
2017	20.482786	26.187171	27.85%	8,316
2016	21.983658	20.482786	-6.83%	10,410
2015	21.639179	21.983658	1.59%	10,730
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.984680	12.425654	-11.15%	3,110
2017	12.697613	13.984680	10.14%	10,114
2016	11.406598	12.697613	11.32%	4,662
2015	12.366353	11.406598	-7.76%	5,157
2014	12.225632	12.366353	1.15%	4,524
2013	10.043302	12.225632	21.73%	5,672
2012	8.854528	10.043302	13.43%	4,482
2011	9.143771	8.854528	-3.16%	5,452
2010	8.432430	9.143771	8.44%	4,745
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.461281	15.491413	-5.89%	3,405
2017	15.260483	16.461281	7.87%	3,478
2016	13.607542	15.260483	12.15%	3,557
2015	14.885982	13.607542	-8.59%	8,874
2014	14.467906	14.885982	2.89%	12,732
2013	12.910664	14.467906	12.06%	4,637
2012	11.653327	12.910664	10.79%	5,026
2011	11.572490	11.653327	0.70%	18,754
2010	10.443102	11.572490	10.81%	2,697
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.467260	34.671297	-14.32%	4,759
2017	37.183505	40.467260	8.83%	5,494
2016	29.039191	37.183505	28.05%	5,918
2015	31.881551	29.039191	-8.92%	8,021
2014	32.232450	31.881551	-1.09%	9,835
2013	24.055596	32.232450	33.99%	9,795
2012	20.660964	24.055596	16.43%	21,025
2011	21.827702	20.660964	-5.35%	7,858
2010	17.308677	21.827702	26.11%	2,888
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.309334	9.332292	0.25%	17,252
2017	9.286254	9.309334	0.25%	15,870
2016	9.172095	9.286254	1.24%	16,229
2015	9.745520	9.172095	-5.88%	16,289
2014	9.730649	9.745520	0.15%	21,403
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.195005	13.209515	-13.07%	2,138
2017	13.474707	15.195005	12.77%	2,185
2016	12.106593	13.474707	11.30%	2,200
2015	12.860223	12.106593	-5.86%	2,436
2014	12.552587	12.860223	2.45%	1,914
2013	9.935147	12.552587	26.35%	1,511
2012*	10.000000	9.935147	-0.65%	1,621
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.328077	15.113870	-7.44%	1,043
2017	13.591719	16.328077	20.13%	2,742
2016	13.740486	13.591719	-1.08%	3,160
2015	13.826971	13.740486	-0.63%	4,215
2014	13.054812	13.826971	5.91%	4,182
2013	9.716985	13.054812	34.35%	4,770
2012*	10.000000	9.716985	-2.83%	5,120
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.588357	14.495907	-7.01%	9,010
2017	13.400445	15.588357	16.33%	15,617
2016	13.983784	13.400445	-4.17%	25,095
2015	15.513267	13.983784	-9.86%	26,440
2014	16.650245	15.513267	-6.83%	29,307
2013	13.529317	16.650245	23.07%	34,687
2012	11.543254	13.529317	17.21%	44,952
2011	12.647958	11.543254	-8.73%	40,719
2010	11.833436	12.647958	6.88%	17,966
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.956764	12.472334	-3.74%	7,533
2017	12.348801	12.956764	4.92%	13,035
2016	10.806205	12.348801	14.28%	15,864
2015	11.751983	10.806205	-8.05%	19,788
2014	11.725794	11.751983	0.22%	31,088
2013	10.789629	11.725794	8.68%	67,271
2012*	10.000000	10.789629	7.90%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.437569	16.155399	-1.72%	5,512
2017	13.170218	16.437569	24.81%	3,204
2016	12.618843	13.170218	4.37%	3,436
2015	13.617682	12.618843	-7.33%	3,479
2014	12.836009	13.617682	6.09%	2,846
2013	10.044239	12.836009	27.79%	1,551
2012*	10.000000	10.044239	0.44%	768
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.977728	9.685984	-2.92%	4,848
2017	9.815559	9.977728	1.65%	3,954
2016	9.762875	9.815559	0.54%	3,545
2015*	10.000000	9.762875	-2.37%	3,404
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.036602	41.049333	0.03%	13,543
2017	32.095490	41.036602	27.86%	15,525
2016	32.010671	32.095490	0.26%	16,999
2015	29.076710	32.010671	10.09%	17,698
2014	27.256491	29.076710	6.68%	18,694
2013	21.173835	27.256491	28.73%	20,250
2012	17.382589	21.173835	21.81%	22,242
2011	18.992013	17.382589	-8.47%	17,008
2010	18.135409	18.992013	4.72%	7,699
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.373017	23.194144	-0.77%	8,465
2017	16.398546	23.373017	42.53%	8,909
2016	14.644397	16.398546	11.98%	16,913
2015	14.229062	14.644397	2.92%	7,608
2014	13.230980	14.229062	7.54%	10,680
2013	9.936310	13.230980	33.16%	8,831
2012*	10.000000	9.936310	-0.64%	6,588
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.661694	25.588668	-16.55%	2,849
2017	23.832821	30.661694	28.65%	5,327
2016	25.973819	23.832821	-8.24%	6,500
2015	28.959507	25.973819	-10.31%	6,235
2014	33.499463	28.959507	-13.55%	6,600
2013	29.804798	33.499463	12.40%	6,871
2012	26.776690	29.804798	11.31%	6,510
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.814437	8.661421	-19.91%	8,483
2017	8.601727	10.814437	25.72%	4,296
2016	7.240929	8.601727	18.79%	4,466
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.165317	9.894051	-2.67%	4,363
2017	9.950906	10.165317	2.15%	3,344
2016*	10.000000	9.950906	-0.49%	3,012
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.498920	15.946496	-3.35%	3,197
2017	13.278389	16.498920	24.25%	3,244
2016	12.408729	13.278389	7.01%	3,485
2015	12.893589	12.408729	-3.76%	2,593
2014	14.172082	12.893589	-9.02%	2,430
2013	10.203835	14.172082	38.89%	2,183
2012*	10.000000	10.203835	2.04%	2,113
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.339861	30.272503	-11.84%	21,909
2017	29.752621	34.339861	15.42%	32,229
2016	26.587673	29.752621	11.90%	33,824
2015	27.288613	26.587673	-2.57%	37,703
2014	25.177682	27.288613	8.38%	40,431
2013	18.879545	25.177682	33.36%	42,677
2012	16.565938	18.879545	13.97%	44,256
2011	16.922218	16.565938	-2.11%	24,747
2010	15.470701	16.922218	9.38%	9,061
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.646427	17.441611	-11.22%	43,594
2017	15.750743	19.646427	24.73%	54,024
2016	15.421840	15.750743	2.13%	55,409
2015	14.748434	15.421840	4.57%	58,776
2014	14.827911	14.748434	-0.54%	55,151
2013	11.812291	14.827911	25.53%	36,189
2012	10.360352	11.812291	14.01%	34,352
2011	10.724430	10.360352	-3.39%	32,001
2010*	10.000000	10.724430	7.24%	7,093
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	6,755
2016	8.206307	9.279337	13.08%	14,288
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.093066	17.427837	-8.72%	6,269
2017	16.518590	19.093066	15.59%	12,960
2016	15.130026	16.518590	9.18%	14,660
2015	16.571602	15.130026	-8.70%	14,273
2014	17.204761	16.571602	-3.68%	18,684
2013	13.260459	17.204761	29.74%	26,994
2012	10.995515	13.260459	20.60%	40,898
2011	11.282380	10.995515	-2.54%	39,967
2010*	10.000000	11.282380	12.82%	2,274

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.197263	23.322735	-10.97%	21,444
2017	24.562893	26.197263	6.65%	23,344
2016	20.774734	24.562893	18.23%	20,266
2015	22.105173	20.774734	-6.02%	18,225
2014	19.899468	22.105173	11.08%	18,851
2013	15.366307	19.899468	29.50%	19,686
2012	13.652497	15.366307	12.55%	20,073
2011	13.813869	13.652497	-1.17%	14,590
2010	12.412989	13.813869	11.29%	1,377
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.263241	16.131510	-6.56%	1,142,912
2017	15.158080	17.263241	13.89%	1,310,165
2016	14.139190	15.158080	7.21%	1,430,540
2015	14.236307	14.139190	-0.68%	1,398,617
2014	13.787099	14.236307	3.26%	1,483,645
2013	11.370678	13.787099	21.25%	1,520,162
2012	9.991547	11.370678	13.80%	1,316,678
2011	10.065308	9.991547	-0.73%	951,518
2010	9.136156	10.065308	10.17%	286,352
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.489405	11.177511	-2.71%	251,631
2017	11.318136	11.489405	1.51%	260,127
2016	11.210365	11.318136	0.96%	265,104
2015	11.424829	11.210365	-1.88%	291,847
2014	11.065597	11.424829	3.25%	326,242
2013	11.548489	11.065597	-4.18%	331,395
2012	11.187080	11.548489	3.23%	312,727
2011	10.758440	11.187080	3.98%	201,011
2010	10.320671	10.758440	4.24%	55,940
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.027113	17.839021	-10.93%	29,316
2017	15.547460	20.027113	28.81%	37,111
2016	15.778035	15.547460	-1.46%	38,159
2015	15.057525	15.778035	4.79%	43,351
2014	15.034179	15.057525	0.16%	41,026
2013	11.882881	15.034179	26.52%	41,687
2012	9.896797	11.882881	20.07%	48,847
2011	11.095465	9.896797	-10.80%	30,832
2010	10.136054	11.095465	9.47%	13,414

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.321420	19.853052	-2.30%	25,266
2017	16.167261	20.321420	25.69%	30,224
2016	15.071677	16.167261	7.27%	36,007
2015	14.399082	15.071677	4.67%	37,157
2014	13.547789	14.399082	6.28%	43,810
2013	10.627978	13.547789	27.47%	58,967
2012	9.204869	10.627978	15.46%	51,492
2011	9.819331	9.204869	-6.26%	43,341
2010	8.447133	9.819331	16.24%	13,608
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.090445	16.439629	-3.81%	150,290
2017	14.251395	17.090445	19.92%	182,278
2016	13.043631	14.251395	9.26%	220,863
2015	13.119893	13.043631	-0.58%	252,746
2014	12.102238	13.119893	8.41%	304,520
2013	9.254218	12.102238	30.78%	330,311
2012	8.038264	9.254218	15.13%	401,904
2011	8.359747	8.038264	-3.85%	277,437
2010	7.659289	8.359747	9.15%	77,314
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.027675	15.392164	-3.97%	37,709
2017	15.325481	16.027675	4.58%	58,704
2016	14.341779	15.325481	6.86%	40,850
2015	15.016419	14.341779	-4.49%	34,252
2014	14.697545	15.016419	2.17%	37,420
2013	15.114071	14.697545	-2.76%	42,634
2012	13.691103	15.114071	10.39%	41,322
2011	13.188528	13.691103	3.81%	47,467
2010	12.125890	13.188528	8.76%	16,458
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.154151	27.441603	-9.00%	9,193
2017	26.050628	30.154151	15.75%	12,300
2016	22.527552	26.050628	15.64%	17,250
2015	24.501990	22.527552	-8.06%	14,366
2014	22.871470	24.501990	7.13%	18,472
2013	17.187714	22.871470	33.07%	17,384
2012	14.789355	17.187714	16.22%	18,697
2011	15.430371	14.789355	-4.15%	27,427
2010	13.589996	15.430371	13.54%	3,964
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.381909	21.350492	-4.61%	243
2017	21.316028	22.381909	5.00%	1,483
2016	18.985039	21.316028	12.28%	1,583
2015	19.820365	18.985039	-4.21%	1,503
2014	19.651702	19.820365	0.86%	879
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.116113	15.989232	-6.58%	7,165
2017	13.948686	17.116113	22.71%	8,323
2016	12.490403	13.948686	11.68%	6,484
2015	12.853274	12.490403	-2.82%	6,687
2014	12.264459	12.853274	4.80%	8,669
2013	8.687989	12.264459	41.17%	14,710
2012	7.561134	8.687989	14.90%	11,678
2011	8.702060	7.561134	-13.11%	8,402
2010	7.668162	8.702060	13.48%	4,129
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.264476	16.906180	-7.44%	3,461
2017	15.688931	18.264476	16.42%	3,736
2016	14.486934	15.688931	8.30%	3,944
2015	14.791884	14.486934	-2.06%	4,179
2014	13.609689	14.791884	8.69%	5,491
2013	9.987496	13.609689	36.27%	7,578
2012	9.117565	9.987496	9.54%	6,849
2011	9.583187	9.117565	-4.86%	25,018
2010	7.885821	9.583187	21.52%	5,079
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.218618	13.357885	-12.23%	10,574
2017	12.915971	15.218618	17.83%	10,886
2016	12.118511	12.915971	6.58%	12,367
2015	12.541800	12.118511	-3.38%	12,626
2014	12.203446	12.541800	2.77%	13,232
2013	9.583379	12.203446	27.34%	13,496
2012	8.389357	9.583379	14.23%	13,677
2011	9.110982	8.389357	-7.92%	13,677
2010	8.058507	9.110982	13.06%	7,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.870830	12.790380	-7.79%	294,367
2017	12.586067	13.870830	10.21%	318,191
2016	12.059987	12.586067	4.36%	343,743
2015	12.393614	12.059987	-2.69%	349,922
2014	12.082298	12.393614	2.58%	393,552
2013	10.714519	12.082298	12.77%	386,811
2012	9.809665	10.714519	9.22%	379,671
2011	10.109875	9.809665	-2.97%	294,443
2010	9.310557	10.109875	8.59%	65,159

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.736256	13.309223	-9.68%	1,014,001
2017	12.937855	14.736256	13.90%	1,182,541
2016	12.256900	12.937855	5.56%	1,260,407
2015	12.630362	12.256900	-2.96%	1,296,196
2014	12.266075	12.630362	2.97%	1,295,189
2013	10.286396	12.266075	19.25%	1,300,965
2012	9.203721	10.286396	11.76%	1,301,134
2011	9.691973	9.203721	-5.04%	1,096,709
2010	8.768188	9.691973	10.54%	261,627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.277824	11.759587	-4.22%	83,924
2017	11.736944	12.277824	4.61%	87,691
2016	11.407105	11.736944	2.89%	91,540
2015	11.684228	11.407105	-2.37%	108,395
2014	11.496666	11.684228	1.63%	96,742
2013	11.140023	11.496666	3.20%	79,207
2012	10.537207	11.140023	5.72%	83,001
2011	10.564529	10.537207	-0.26%	52,610
2010	10.057746	10.564529	5.04%	2,794
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	5,392
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.341530	13.104112	-8.63%	770,445
2017	12.794196	14.341530	12.09%	837,665
2016	12.186954	12.794196	4.98%	891,850
2015	12.524925	12.186954	-2.70%	921,191
2014	12.178483	12.524925	2.84%	963,284
2013	10.511275	12.178483	15.86%	982,857
2012	9.511460	10.511275	10.51%	973,242
2011	9.901666	9.511460	-3.94%	755,810
2010	9.039810	9.901666	9.53%	289,096

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.953421	13.307786	-11.01%	1,987
2017	12.876795	14.953421	16.13%	1,063
2016	12.168475	12.876795	5.82%	1,066
2015	12.562036	12.168475	-3.13%	1,068
2014	12.215547	12.562036	2.84%	1,070
2013	9.994167	12.215547	22.23%	1,073
2012	8.868653	9.994167	12.69%	2,953
2011	9.459031	8.868653	-6.24%	2,960
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.393879	12.544254	-6.34%	138,783
2017	12.392838	13.393879	8.08%	157,796
2016	11.887203	12.392838	4.25%	168,659
2015	12.216771	11.887203	-2.70%	171,772
2014	11.934538	12.216771	2.36%	174,558
2013	10.908749	11.934538	9.40%	178,928
2012	10.079800	10.908749	8.22%	160,593
2011	10.276328	10.079800	-1.91%	83,942
2010	9.582985	10.276328	7.24%	17,795
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.428266	12.138008	-2.34%	21,853
2017	12.129254	12.428266	2.47%	21,293
2016	11.744339	12.129254	3.28%	19,679
2015	12.047456	11.744339	-2.52%	16,430
2014	11.702042	12.047456	2.95%	17,446
2013	12.157146	11.702042	-3.74%	15,125
2012	11.500995	12.157146	5.71%	18,268
2011	11.006772	11.500995	4.49%	11,798
2010	10.481000	11.006772	5.02%	2,542
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.249628	12.840435	-3.09%	19,946
2017	12.982269	13.249628	2.06%	22,779
2016	12.773369	12.982269	1.64%	18,441
2015	13.055192	12.773369	-2.16%	16,876
2014	12.656385	13.055192	3.15%	18,496
2013	13.137892	12.656385	-3.67%	21,099
2012	12.471155	13.137892	5.35%	19,246
2011	11.956729	12.471155	4.30%	14,458
2010	11.244874	11.956729	6.33%	1,223
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.882068	12.261195	-11.68%	0
2017	11.972935	13.882068	15.95%	0
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.892832	11.687629	-9.35%	0
2017	11.515639	12.892832	11.96%	0
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.801336	27.887056	-3.17%	7,495
2017	23.045089	28.801336	24.98%	12,201
2016	22.676774	23.045089	1.62%	12,136
2015	21.996440	22.676774	3.09%	8,542
2014	20.601502	21.996440	6.77%	6,445
2013	15.369911	20.601502	34.04%	7,627
2012	13.197181	15.369911	16.46%	8,013
2011	13.761488	13.197181	-4.10%	7,165
2010	12.894070	13.761488	6.73%	1,499
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.122641	29.251414	-19.02%	5,055
2017	26.006358	36.122641	38.90%	5,728
2016	24.601602	26.006358	5.71%	5,973
2015	29.862097	24.601602	-17.62%	6,174
2014	32.208857	29.862097	-7.29%	6,275
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.418127	12.206255	-1.71%	10,101
2017	12.368097	12.418127	0.40%	9,701
2016	12.482446	12.368097	-0.92%	9,298
2015	12.705689	12.482446	-1.76%	9,259
2014	12.354370	12.705689	2.84%	8,947
2013	13.092624	12.354370	-5.64%	10,062
2012	12.917941	13.092624	1.35%	9,878
2011	12.245623	12.917941	5.49%	10,245
2010	11.882832	12.245623	3.05%	4,706
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.121003	9.094430	-0.29%	81,032
2017	9.234687	9.121003	-1.23%	141,551
2016	9.388472	9.234687	-1.64%	95,312
2015	9.545978	9.388472	-1.65%	83,699
2014	9.706126	9.545978	-1.65%	94,603
2013	9.868965	9.706126	-1.65%	100,169
2012	10.034988	9.868965	-1.65%	224,692
2011	10.202869	10.034988	-1.65%	122,574
2010	10.374022	10.202869	-1.65%	15,845

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.277293	8.610692	-16.22%	5,701
2017	8.222863	10.277293	24.98%	7,816
2016	8.307785	8.222863	-1.02%	8,366
2015	8.728301	8.307785	-4.82%	7,578
2014	8.939087	8.728301	-2.36%	11,216
2013	7.731207	8.939087	15.62%	6,000
2012	6.822389	7.731207	13.32%	11,016
2011	7.707380	6.822389	-11.48%	18,940
2010	6.934844	7.707380	11.14%	4,258
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.201954	9.459854	-15.55%	8,837
2017	9.151249	11.201954	22.41%	9,992
2016	9.255949	9.151249	-1.13%	10,158
2015	9.543806	9.255949	-3.02%	9,255
2014	10.344002	9.543806	-7.74%	10,483
2013	8.691317	10.344002	19.02%	14,764
2012	7.475938	8.691317	16.26%	8,402
2011	8.721870	7.475938	-14.29%	8,144
2010	8.257188	8.721870	5.63%	2,474
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.125902	26.106345	-10.37%	0
2017	25.004822	29.125902	16.48%	0
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	4
2014	23.100556	23.852035	3.25%	4
2013	18.458503	23.100556	25.15%	9
2012	16.193584	18.458503	13.99%	51
2011	17.138514	16.193584	-5.51%	130
2010	15.201973	17.138514	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.085329	15.987067	-6.43%	77,157
2017	15.631263	17.085329	9.30%	91,314
2016	14.950504	15.631263	4.55%	93,993
2015	15.227773	14.950504	-1.82%	105,641
2014	14.804424	15.227773	2.86%	109,580
2013	13.271239	14.804424	11.55%	154,991
2012	12.336491	13.271239	7.58%	166,512
2011	12.433015	12.336491	-0.78%	96,554
2010	11.511714	12.433015	8.00%	43,556

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.362201	18.728646	-8.02%	458,926
2017	18.032452	20.362201	12.92%	631,088
2016	17.017118	18.032452	5.97%	639,147
2015	17.395140	17.017118	-2.17%	681,490
2014	16.810804	17.395140	3.48%	686,607
2013	14.304216	16.810804	17.52%	580,461
2012	12.957463	14.304216	10.39%	590,641
2011	13.298836	12.957463	-2.57%	599,615
2010	12.069770	13.298836	10.18%	62,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.543673	14.044462	-3.43%	154,715
2017	13.991871	14.543673	3.94%	45,620
2016	13.644204	13.991871	2.55%	49,423
2015	13.836473	13.644204	-1.39%	48,741
2014	13.541776	13.836473	2.18%	50,144
2013	13.134348	13.541776	3.10%	132,082
2012	12.698037	13.134348	3.44%	165,097
2011	12.542960	12.698037	1.24%	174,363
2010	12.043663	12.542960	4.15%	4,527
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.264497	11.330796	-7.61%	7,037
2017	10.661199	12.264497	15.04%	7,627
2016	10.135093	10.661199	5.19%	7,740
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.846601	20.263831	-7.24%	271,322
2017	19.669423	21.846601	11.07%	327,504
2016	18.665241	19.669423	5.38%	337,976
2015	19.042127	18.665241	-1.98%	367,220
2014	18.407859	19.042127	3.45%	374,894
2013	16.048214	18.407859	14.70%	384,902
2012	14.725918	16.048214	8.98%	385,574
2011	14.978498	14.725918	-1.69%	388,666
2010	13.731095	14.978498	9.08%	138,916

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.108061	23.691041	-9.26%	19,274
2017	22.750329	26.108061	14.76%	20,098
2016	21.322478	22.750329	6.70%	20,431
2015	21.839610	21.322478	-2.37%	20,474
2014	21.157248	21.839610	3.23%	20,494
2013	17.578460	21.157248	20.36%	20,540
2012	15.712035	17.578460	11.88%	20,487
2011	16.322204	15.712035	-3.74%	5,629
2010	14.708180	16.322204	10.97%	1,547
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.130322	17.164136	-5.33%	126,311
2017	16.878866	18.130322	7.41%	134,226
2016	16.235366	16.878866	3.96%	141,499
2015	16.512796	16.235366	-1.68%	140,685
2014	16.030088	16.512796	3.01%	155,728
2013	14.750895	16.030088	8.67%	188,875
2012	13.882794	14.750895	6.25%	154,577
2011	13.829933	13.882794	0.38%	102,878
2010	12.958277	13.829933	6.73%	24,474
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	836
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.127455	37.583496	-12.85%	4,734
2017	37.872839	43.127455	13.87%	5,687
2016	32.011469	37.872839	18.31%	4,239
2015	33.394841	32.011469	-4.14%	2,338
2014	31.031799	33.394841	7.61%	4,049
2013	23.714870	31.031799	30.85%	2,355
2012	20.526948	23.714870	15.53%	2,608
2011	21.415526	20.526948	-4.15%	2,715
2010	17.253715	21.415526	24.12%	754

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.251799	10.039993	-18.05%	9,870
2017	9.922807	12.251799	23.47%	10,828
2016	10.344520	9.922807	-4.08%	11,389
2015	10.587382	10.344520	-2.29%	11,986
2014	10.912556	10.587382	-2.98%	12,149
2013	9.164052	10.912556	19.08%	13,363
2013	9.164052	10.912556	19.08%	10,741
2012	8.066245	9.164052	13.61%	23,907
2011	9.074632	8.066245	-11.11%	17,177
2010	8.107496	9.074632	11.93%	3,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.560296	14.275195	-18.71%	12,044
2017	14.570542	17.560296	20.52%	11,490
2016	14.111383	14.570542	3.25%	11,227
2015	15.158501	14.111383	-6.91%	12,376
2014	17.064210	15.158501	-11.17%	14,889
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.370489	17.460371	-4.95%	24,675
2017	14.380861	18.370489	27.74%	27,301
2016	14.336160	14.380861	0.31%	28,173
2015	14.134326	14.336160	1.43%	26,773
2014	13.047356	14.134326	8.33%	27,280
2013	9.869637	13.047356	32.20%	33,633
2012	8.640935	9.869637	14.22%	28,413
2011	9.079086	8.640935	-4.83%	11,640
2010	8.002281	9.079086	13.46%	284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.358487	14.189783	-13.26%	25,621
2017	14.543434	16.358487	12.48%	26,333
2016	12.742183	14.543434	14.14%	28,690
2015	13.417060	12.742183	-5.03%	29,419
2014	12.374602	13.417060	8.42%	30,598
2013	9.318191	12.374602	32.80%	39,618
2012	8.057449	9.318191	15.65%	29,716
2011	8.723860	8.057449	-7.64%	9,100
2010	7.867363	8.723860	10.89%	2,381
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.158652	16.598711	-8.59%	18,059
2017	14.477710	18.158652	25.42%	26,299
2016	13.879452	14.477710	4.31%	29,471
2015	14.161282	13.879452	-1.99%	35,956
2014	13.882497	14.161282	2.01%	24,312
2013	10.183767	13.882497	36.32%	23,628
2012	9.032284	10.183767	12.75%	19,070
2011	9.611325	9.032284	-6.02%	14,566
2010	7.727184	9.611325	24.38%	4,189

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.068266	17.993015	-14.60%	7,275
2017	18.816657	21.068266	11.97%	9,308
2016	16.269097	18.816657	15.66%	9,803
2015	17.033591	16.269097	-4.49%	9,049
2014	14.800321	17.033591	15.09%	17,790
2013	11.091371	14.800321	33.44%	13,075
2012	9.693418	11.091371	14.42%	7,522
2011	10.089948	9.693418	-3.93%	5,008
2010	8.575528	10.089948	17.66%	1,916
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.531605	25.752750	-9.74%	5,609
2017	23.272870	28.531605	22.60%	6,183
2016	21.897684	23.272870	6.28%	9,141
2015	22.147784	21.897684	-1.13%	9,347
2014	21.961929	22.147784	0.85%	6,666
2013	15.512400	21.961929	41.58%	7,349
2012	13.947162	15.512400	11.22%	8,896
2011	14.303860	13.947162	-2.49%	6,056
2010	11.625185	14.303860	23.04%	2,935
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.572715	33.067221	-18.50%	2,480
2017	37.931250	40.572715	6.96%	3,650
2016	30.701789	37.931250	23.55%	3,953
2015	33.312036	30.701789	-7.84%	2,513
2014	31.724661	33.312036	5.00%	3,983
2013	23.036487	31.724661	37.71%	3,308
2012	19.470383	23.036487	18.32%	2,499
2011	20.938218	19.470383	-7.01%	1,231
2010	16.832803	20.938218	24.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.014717	32.586063	-14.28%	2,205
2017	34.143917	38.014717	11.34%	3,816
2016	28.328748	34.143917	20.53%	3,714
2015	29.360475	28.328748	-3.51%	2,339
2014	29.688039	29.360475	-1.10%	4,147
2013	21.476771	29.688039	38.23%	2,556
2012	18.952108	21.476771	13.32%	4,174
2011	20.456564	18.952108	-7.35%	5,373
2010	16.642299	20.456564	22.92%	1,789

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.837277	27.299464	-1.93%	2,980
2017	23.537668	27.837277	18.27%	4,508
2016	21.529231	23.537668	9.33%	3,423
2015	21.746498	21.529231	-1.00%	3,575
2014	19.774667	21.746498	9.97%	1,934
2013	15.372947	19.774667	28.63%	2,121
2012	13.730201	15.372947	11.96%	2,089
2011	13.907484	13.730201	-1.27%	2,187
2010	12.489164	13.907484	11.36%	2,884
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.132825	13.334451	-5.65%	6,908
2017	13.537596	14.132825	4.40%	11,328
2016	12.842357	13.537596	5.41%	11,421
2015	13.841305	12.842357	-7.22%	13,874
2014	10.943023	13.841305	26.49%	16,723
2013	10.834078	10.943023	1.01%	17,016
2012	9.531130	10.834078	13.67%	15,116
2011	9.130237	9.531130	4.39%	23,673
2010	7.150814	9.130237	27.68%	6,936
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.833064	15.747039	-6.45%	10,349
2017	14.118129	16.833064	19.23%	10,159
2016	12.885837	14.118129	9.56%	8,805
2015	12.979641	12.885837	-0.72%	22,729
2014	11.671121	12.979641	11.21%	14,216
2013*	10.000000	11.671121	16.71%	199
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.166849	10.080203	-0.85%	22,038
2017	10.176246	10.166849	-0.09%	22,791
2016	10.094967	10.176246	0.81%	23,556
2015	10.299452	10.094967	-1.99%	27,756
2014	10.420778	10.299452	-1.16%	18,948
2013	10.584447	10.420778	-1.55%	25,089
2012	10.396146	10.584447	1.81%	21,856
2011	10.434627	10.396146	-0.37%	8,311
2010	10.358995	10.434627	0.73%	2,602
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.104258	14.040535	-12.81%	6,694
2017	14.340085	16.104258	12.30%	7,127
2016	12.062447	14.340085	18.88%	2,837
2015	12.894319	12.062447	-6.45%	523
2014	12.539903	12.894319	2.83%	381
2013*	10.000000	12.539903	25.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.529178	13.704553	-17.09%	45,479
2017	13.694518	16.529178	20.70%	44,775
2016	13.770088	13.694518	-0.55%	52,080
2015	14.569816	13.770088	-5.49%	51,738
2014	16.128251	14.569816	-9.66%	50,051
2013	13.654891	16.128251	18.11%	49,886
2012	11.612565	13.654891	17.59%	64,568
2011	13.482517	11.612565	-13.87%	44,247
2010	12.890526	13.482517	4.59%	13,097
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.973393	9.908064	-0.66%	9,133
2017	10.050684	9.973393	-0.77%	9,377
2016	10.095733	10.050684	-0.45%	9,104
2015	10.246272	10.095733	-1.47%	8,616
2014	10.355016	10.246272	-1.05%	23,482
2013	10.464186	10.355016	-1.04%	23,386
2012	10.171757	10.464186	2.87%	9,766
2011	10.312153	10.171757	-1.36%	10,708
2010	9.958833	10.312153	3.55%	2,774
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.360444	33.522965	-14.83%	2,861
2017	29.356440	39.360444	34.08%	3,753
2016	29.894560	29.356440	-1.80%	4,076
2015	29.319400	29.894560	1.96%	5,292
2014	29.210737	29.319400	0.37%	4,347
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.875352	8.603793	-20.89%	10,236
2017	8.744693	10.875352	24.37%	9,504
2016	9.139166	8.744693	-4.32%	9,778
2015	9.012580	9.139166	1.40%	3,129
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.400988	26.571899	-9.62%	8,494
2017	25.629171	29.400988	14.72%	8,773
2016	23.412674	25.629171	9.47%	9,981
2015	23.088145	23.412674	1.41%	10,787
2014	21.263917	23.088145	8.58%	10,915
2013	16.449118	21.263917	29.27%	13,854
2012	14.343366	16.449118	14.68%	13,069
2011	14.629515	14.343366	-1.96%	9,111
2010	12.842381	14.629515	13.92%	4,441

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.909802	36.870814	-12.02%	5,051
2017	37.407343	41.909802	12.04%	5,270
2016	32.321260	37.407343	15.74%	6,542
2015	34.996153	32.321260	-7.64%	6,319
2014	31.869053	34.996153	9.81%	5,417
2013	23.042708	31.869053	38.30%	5,414
2012	19.911734	23.042708	15.72%	6,193
2011	20.739342	19.911734	-3.99%	4,220
2010	17.136073	20.739342	21.03%	1,500
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.403130	10.603120	-7.02%	1,378
2017	10.225816	11.403130	11.51%	764
2016	9.208520	10.225816	11.05%	833
2015	10.310360	9.208520	-10.69%	851
2014	10.435877	10.310360	-1.20%	1,211
2013	10.599374	10.435877	-1.54%	1,211
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.743583	11.078319	-5.66%	4,698
2017	10.782586	11.743583	8.91%	6,172
2016	10.653665	10.782586	1.21%	5,996
2015	11.669747	10.653665	-8.71%	6,129
2014	11.829924	11.669747	-1.35%	6,713
2013	12.873813	11.829924	-8.11%	6,557
2012	12.439490	12.873813	3.49%	5,555
2011	11.665801	12.439490	6.63%	7,764
2010	10.845085	11.665801	7.57%	6,348
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.101800	10.943509	-1.43%	118,421
2017	11.147944	11.101800	-0.41%	123,967
2016	11.188458	11.147944	-0.36%	123,543
2015	11.352455	11.188458	-1.44%	141,585
2014	11.457181	11.352455	-0.91%	139,411
2013	11.676512	11.457181	-1.88%	143,782
2012	11.227334	11.676512	4.00%	185,701
2011	11.301282	11.227334	-0.65%	166,199
2010	10.924366	11.301282	3.45%	23,203

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.153517	10.127575	-0.26%	2,237
2017	10.090776	10.153517	0.62%	2,094
2016*	10.000000	10.090776	0.91%	222
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	49,793
2017	10.560804	10.887371	3.09%	64,865
2016	10.467077	10.560804	0.90%	64,291
2015	10.607078	10.467077	-1.32%	101,258
2014	10.353544	10.607078	2.45%	65,055
2013	10.747901	10.353544	-3.67%	67,309
2012	9.980493	10.747901	7.69%	52,681
2011*	10.000000	9.980493	-0.20%	35,284
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.190769	33.911659	-0.82%	9,808
2017	27.306204	34.190769	25.21%	16,941
2016	31.095173	27.306204	-12.19%	23,597
2015	28.111261	31.095173	10.61%	38,964
2014	21.781571	28.111261	29.06%	31,584
2013	14.714212	21.781571	48.03%	32,695
2012	11.421095	14.714212	28.83%	20,766
2011	10.519755	11.421095	8.57%	11,516
2010*	10.000000	10.519755	5.20%	5,013
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.346051	5.170813	-29.61%	23,389
2017	7.619134	7.346051	-3.58%	11,477
2016	5.401602	7.619134	41.05%	26,248
2015	8.274934	5.401602	-34.72%	12,705
2014	10.432226	8.274934	-20.68%	10,671
2013	9.617126	10.432226	8.48%	8,996
2012*	10.000000	9.617126	-3.83%	7,789
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.514193	5.299886	-29.47%	1,612
2017	7.771868	7.514193	-3.32%	8,801
2016	5.498482	7.771868	41.35%	9,128
2015	8.400659	5.498482	-34.55%	9,128
2014	10.558892	8.400659	-20.44%	11,011
2013	9.712890	10.558892	8.71%	26,827
2012*	10.000000	9.712890	-2.87%	34,809

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.860100	28.752697	-0.37%	6,543
2017	23.314175	28.860100	23.79%	10,470
2016	21.999965	23.314175	5.97%	8,625
2015	23.033032	21.999965	-4.49%	16,682
2014	23.867690	23.033032	-3.50%	17,016
2013	16.153750	23.867690	47.75%	9,489
2012	15.226889	16.153750	6.09%	9,150
2011	16.227809	15.226889	-6.17%	8,599
2010	13.015289	16.227809	24.68%	5,294

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.609964	11.477850	-8.98%	390
2017	11.225990	12.609964	12.33%	2,684
2016	11.053331	11.225990	1.56%	2,695
2015	11.398410	11.053331	-3.03%	12,503
2014	11.133083	11.398410	2.38%	10,718
2013	10.123337	11.133083	9.97%	10,750
2012*	10.000000	10.123337	1.23%	10,776
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	42.419393	35.298671	-16.79%	19,301
2017	38.256744	42.419393	10.88%	19,924
2016	31.200744	38.256744	22.61%	21,965
2015	33.673966	31.200744	-7.34%	26,346
2014	31.459395	33.673966	7.04%	25,976
2013	23.263995	31.459395	35.23%	28,947
2012	19.987746	23.263995	16.39%	29,748
2011	22.262631	19.987746	-10.22%	21,846
2010	17.899440	22.262631	24.38%	5,941
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.226427	12.627447	-4.53%	152,617
2017	12.984597	13.226427	1.86%	159,461
2016	12.659799	12.984597	2.57%	161,180
2015	13.211386	12.659799	-4.18%	165,366
2014	13.017171	13.211386	1.49%	171,131
2013	14.476590	13.017171	-10.08%	185,913
2012	13.721610	14.476590	5.50%	183,908
2011	12.497477	13.721610	9.80%	128,125
2010	12.100594	12.497477	3.28%	31,420
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.972226	24.772924	-14.49%	32,714
2017	26.453221	28.972226	9.52%	35,277
2016	21.939001	26.453221	20.58%	38,044
2015	22.688162	21.939001	-3.30%	43,033
2014	19.866235	22.688162	14.20%	40,837
2013	15.565748	19.866235	27.63%	45,843
2012	13.631589	15.565748	14.19%	47,476
2011	13.991845	13.631589	-2.57%	32,099
2010	11.969492	13.991845	16.90%	8,568
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.720397	10.227560	-4.60%	289
2017	10.189546	10.720397	5.21%	835
2016	9.192196	10.189546	10.85%	820
2015*	10.000000	9.192196	-8.08%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.969194	9.723128	-2.47%	17,077
2017	9.831075	9.969194	1.40%	17,085
2016	9.765557	9.831075	0.67%	3,292
2015*	10.000000	9.765557	-2.34%	19,427
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.709605	11.559932	-9.05%	8,406
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	923
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.565571	15.040663	-9.21%	212,179
2017	14.827213	16.565571	11.72%	231,571
2016	14.537422	14.827213	1.99%	250,642
2015	14.945997	14.537422	-2.73%	274,178
2014	14.923860	14.945997	0.15%	322,852
2013	13.275810	14.923860	12.41%	328,940
2012	12.288096	13.275810	8.04%	343,546
2011	12.978965	12.288096	-5.32%	241,448
2010	12.035254	12.978965	7.84%	53,926
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.451231	13.423198	-18.41%	2,986
2017	14.981834	16.451231	9.81%	2,605
2016	11.632000	14.981834	28.80%	5,650
2015	12.657171	11.632000	-8.10%	4,897
2014	12.197325	12.657171	3.77%	1,013
2013*	10.000000	12.197325	21.97%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.303536	11.019331	-17.17%	551
2017	11.769594	13.303536	13.03%	610
2016	10.397956	11.769594	13.19%	690
2015	10.856344	10.397956	-4.22%	717
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	43.521784	38.918182	-10.58%	9,530
2017	39.406965	43.521784	10.44%	9,540
2016	31.899888	39.406965	23.53%	11,163
2015	33.242517	31.899888	-4.04%	10,710
2014	32.186213	33.242517	3.28%	12,709
2013	23.280544	32.186213	38.25%	14,448
2012	20.473298	23.280544	13.71%	14,776
2011	20.720623	20.473298	-1.19%	9,971
2010	16.760592	20.720623	23.63%	3,198

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.128111	29.095751	-6.53%	45,155
2017	26.136670	31.128111	19.10%	46,561
2016	23.869921	26.136670	9.50%	47,566
2015	24.085928	23.869921	-0.90%	50,432
2014	21.674639	24.085928	11.12%	55,179
2013	16.749922	21.674639	29.40%	57,481
2012	14.764267	16.749922	13.45%	54,225
2011	14.787085	14.764267	-0.15%	37,877
2010	13.140125	14.787085	12.53%	7,051
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.424124	25.027866	-8.74%	20,130
2017	21.975600	27.424124	24.79%	23,420
2016	20.779660	21.975600	5.76%	28,967
2015	21.739768	20.779660	-4.42%	31,571
2014	20.520863	21.739768	5.94%	38,292
2013	17.286242	20.520863	18.71%	38,371
2012	15.975323	17.286242	8.21%	41,784
2011	14.952491	15.975323	6.84%	64,129
2010	13.228460	14.952491	13.03%	7,382
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.500539	10.306919	-1.84%	4,811
2017	10.331401	10.500539	1.64%	4,204
2016	9.651508	10.331401	7.04%	790
2015	9.921864	9.651508	-2.72%	1,123
2014	10.041128	9.921864	-1.19%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.570740	15.585374	-5.95%	37,850
2017	14.951678	16.570740	10.83%	66,862
2016	14.460919	14.951678	3.39%	67,362
2015	14.796984	14.460919	-2.27%	65,973
2014	14.451944	14.796984	2.39%	60,744
2013	12.994518	14.451944	11.22%	57,867
2012	11.853500	12.994518	9.63%	55,235
2011	12.115952	11.853500	-2.17%	57,430
2010	10.956998	12.115952	10.58%	27,402

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.817867	16.440400	-7.73%	250,331
2017	15.597977	17.817867	14.23%	286,373
2016	15.004361	15.597977	3.96%	294,157
2015	15.342047	15.004361	-2.20%	422,202
2014	14.929274	15.342047	2.76%	437,349
2013	13.140604	14.929274	13.61%	369,565
2012	11.829064	13.140604	11.09%	360,942
2011	12.190669	11.829064	-2.97%	301,173
2010	10.852605	12.190669	12.33%	52,699
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.393080	17.517235	-9.67%	22,438
2017	16.353289	19.393080	18.59%	22,406
2016	15.646468	16.353289	4.52%	22,475
2015	16.009966	15.646468	-2.27%	23,151
2014	15.557219	16.009966	2.91%	21,809
2013	13.042099	15.557219	19.28%	22,128
2012	11.525200	13.042099	13.16%	23,719
2011	12.071604	11.525200	-4.53%	1,345
2010	10.601792	12.071604	13.86%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.869726	11.142978	-6.12%	23,951
2017	10.403804	11.869726	14.09%	7,369
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.277352	12.030208	-26.09%	21,511
2017	17.039350	16.277352	-4.47%	22,910
2016	12.989684	17.039350	31.18%	24,453
2015	16.683154	12.989684	-22.14%	28,002
2014	19.465593	16.683154	-14.29%	25,349
2013	15.958849	19.465593	21.97%	25,734
2012	15.509505	15.958849	2.90%	31,310
2011	16.651031	15.509505	-6.86%	17,924
2010	14.222735	16.651031	17.07%	4,247
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.980327	24.242577	-10.15%	68,834
2017	24.375886	26.980327	10.68%	73,676
2016	21.076366	24.375886	15.66%	76,257
2015	22.401267	21.076366	-5.91%	86,691
2014	21.018038	22.401267	6.58%	84,488
2013	16.735236	21.018038	25.59%	89,166
2012	14.552109	16.735236	15.00%	94,191
2011	14.714425	14.552109	-1.10%	80,222
2010	13.032263	14.714425	12.91%	23,314

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.864962	11.476735	-10.79%	6,070
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.125525	32.401875	-2.18%	56,962
2017	25.007038	33.125525	32.46%	53,032
2016	25.312028	25.007038	-1.20%	59,319
2015	24.098990	25.312028	5.03%	64,029
2014	22.094915	24.098990	9.07%	63,821
2013	16.535427	22.094915	33.62%	62,664
2012	14.711717	16.535427	12.40%	65,297
2011	14.978073	14.711717	-1.78%	34,610
2010	12.307758	14.978073	21.70%	11,939
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.952057	13.598682	-2.53%	136,392
2017	13.654784	13.952057	2.18%	137,236
2016	13.301694	13.654784	2.65%	137,347
2015	13.654647	13.301694	-2.58%	142,216
2014	13.158621	13.654647	3.77%	148,743
2013	13.675795	13.158621	-3.78%	170,581
2012	13.181320	13.675795	3.75%	165,087
2011	12.533669	13.181320	5.17%	113,734
2010	11.861582	12.533669	5.67%	43,027
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.153552	37.805757	-16.27%	30,082
2017	38.125550	45.153552	18.43%	34,700
2016	34.669062	38.125550	9.97%	34,647
2015	35.870883	34.669062	-3.35%	35,686
2014	34.432944	35.870883	4.18%	38,265
2013	25.793803	34.432944	33.49%	44,472
2012	22.916990	25.793803	12.55%	47,093
2011	26.163996	22.916990	-12.41%	41,829
2010	20.711886	26.163996	26.32%	11,017
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.793978	21.524452	-16.55%	15,040
2017	20.195707	25.793978	27.72%	18,916
2016	21.697549	20.195707	-6.92%	19,534
2015	21.379298	21.697549	1.49%	18,860
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.847916	12.291558	-11.24%	70,803
2017	12.586187	13.847916	10.02%	77,582
2016	11.317969	12.586187	11.21%	80,771
2015	12.282750	11.317969	-7.85%	82,308
2014	12.155342	12.282750	1.05%	129,595
2013	9.995709	12.155342	21.61%	131,748
2012	8.821565	9.995709	13.31%	131,430
2011	9.118982	8.821565	-3.26%	85,606
2010	8.418116	9.118982	8.33%	53,445
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.267133	15.293054	-5.99%	99,116
2017	15.095803	16.267133	7.76%	100,109
2016	13.474340	15.095803	12.03%	103,984
2015	14.755268	13.474340	-8.68%	106,045
2014	14.355460	14.755268	2.79%	115,231
2013	12.823360	14.355460	11.95%	140,135
2012	11.586341	12.823360	10.68%	149,070
2011	11.517649	11.586341	0.60%	90,415
2010	10.404178	11.517649	10.70%	22,034
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.859784	34.115883	-14.41%	8,682
2017	36.662493	39.859784	8.72%	10,531
2016	28.661334	36.662493	27.92%	11,889
2015	31.498756	28.661334	-9.01%	14,190
2014	31.877872	31.498756	-1.19%	14,868
2013	23.815169	31.877872	33.86%	14,935
2012	20.475326	23.815169	16.31%	18,063
2011	21.653562	20.475326	-5.44%	14,960
2010	17.188036	21.653562	25.98%	6,131
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.265261	9.278618	0.14%	105,587
2017	9.251671	9.265261	0.15%	114,699
2016	9.147207	9.251671	1.14%	124,505
2015	9.728973	9.147207	-5.98%	133,964
2014	9.724029	9.728973	0.05%	145,803
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.377087	-6.23%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.124128	9.441271	-6.74%	1,055
2017	9.938737	10.124128	1.87%	1,065
2016	10.164440	9.938737	-2.22%	1,024
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	17,548
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.107729	13.120208	-13.16%	7,418
2017	13.410910	15.107729	12.65%	7,479
2016	12.061506	13.410910	11.19%	3,368
2015	12.825380	12.061506	-5.96%	3,507
2014	12.531340	12.825380	2.35%	1,570
2013	9.928417	12.531340	26.22%	2,205
2012*	10.000000	9.928417	-0.72%	1,677
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.234125	15.011527	-7.53%	3,276
2017	13.527218	16.234125	20.01%	5,417
2016	13.689158	13.527218	-1.18%	5,227
2015	13.789343	13.689158	-0.73%	5,326
2014	13.032547	13.789343	5.81%	5,669
2013	9.710282	13.032547	34.21%	5,986
2012*	10.000000	9.710282	-2.90%	6,726
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.451603	14.354042	-7.10%	176,717
2017	13.296360	15.451603	16.21%	186,550
2016	13.889249	13.296360	-4.27%	224,205
2015	15.424075	13.889249	-9.95%	321,451
2014	16.571392	15.424075	-6.92%	339,056
2013	13.478931	16.571392	22.94%	337,621
2012	11.512000	13.478931	17.09%	323,245
2011	12.626540	11.512000	-8.83%	216,182
2010	11.825400	12.626540	6.77%	47,867
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.882390	12.388067	-3.84%	10,526
2017	12.290364	12.882390	4.82%	10,516
2016	10.765970	12.290364	14.16%	12,197
2015	11.720147	10.765970	-8.14%	8,075
2014	11.705933	11.720147	0.12%	8,204
2013	10.782323	11.705933	8.57%	7,421
2012*	10.000000	10.782323	7.82%	73,404

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.343191	16.046202	-1.82%	21,336
2017	13.107873	16.343191	24.68%	8,566
2016	12.571862	13.107873	4.26%	9,238
2015	13.580801	12.571862	-7.43%	10,096
2014	12.814288	13.580801	5.98%	10,185
2013	10.037435	12.814288	27.66%	5,238
2012*	10.000000	10.037435	0.37%	618
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.950738	9.649897	-3.02%	5,524
2017	9.798941	9.950738	1.55%	5,390
2016	9.756238	9.798941	0.44%	6,825
2015*	10.000000	9.756238	-2.44%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	40.420567	40.391748	-0.07%	19,420
2017	31.645736	40.420567	27.73%	22,643
2016	31.594142	31.645736	0.16%	26,263
2015	28.727558	31.594142	9.98%	27,878
2014	26.956617	28.727558	6.57%	31,834
2013	20.962185	26.956617	28.60%	32,212
2012	17.226388	20.962185	21.69%	37,376
2011	18.840477	17.226388	-8.57%	24,303
2010	18.009002	18.840477	4.62%	13,096
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.238659	23.037227	-0.87%	8,016
2017	16.320797	23.238659	42.39%	8,148
2016	14.589746	16.320797	11.86%	8,000
2015	14.190371	14.589746	2.81%	6,939
2014	13.208445	14.190371	7.43%	8,295
2013	9.929462	13.208445	33.02%	8,950
2012*	10.000000	9.929462	-0.71%	8,032
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.201271	25.178632	-16.63%	4,069
2017	23.498756	30.201271	28.52%	5,745
2016	25.635747	23.498756	-8.34%	6,467
2015	28.611695	25.635747	-10.40%	6,932
2014	33.130857	28.611695	-13.64%	6,439
2013	29.506835	33.130857	12.28%	6,953
2012	26.536056	29.506835	11.20%	7,808
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.763266	8.611608	-19.99%	1,343
2017	8.569707	10.763266	25.60%	2,556
2016	7.221288	8.569707	18.67%	5,609
2015	9.193954	7.221288	-21.46%	220
2014	9.812785	9.193954	-6.31%	1,412

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.148188	9.867284	-2.77%	13,223
2017	9.944211	10.148188	2.05%	10,101
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.404179	15.838692	-3.45%	4,256
2017	13.215531	16.404179	24.13%	3,960
2016	12.362520	13.215531	6.90%	5,933
2015	12.858653	12.362520	-3.86%	5,552
2014	14.148077	12.858653	-9.11%	3,815
2013	10.196918	14.148077	38.75%	2,862
2012*	10.000000	10.196918	1.97%	2,092
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.824310	29.787494	-11.93%	49,588
2017	29.335665	33.824310	15.30%	56,221
2016	26.241671	29.335665	11.79%	58,810
2015	26.960908	26.241671	-2.67%	60,095
2014	24.900646	26.960908	8.27%	60,386
2013	18.690785	24.900646	33.22%	58,031
2012	16.417040	18.690785	13.85%	59,962
2011	16.787166	16.417040	-2.20%	45,758
2010	15.362835	16.787166	9.27%	16,404
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.494003	17.288585	-11.31%	56,245
2017	15.644395	19.494003	24.61%	62,818
2016	15.333259	15.644395	2.03%	70,075
2015	14.678641	15.333259	4.46%	76,142
2014	14.772760	14.678641	-0.64%	73,905
2013	11.780323	14.772760	25.40%	72,064
2012	10.342861	11.780323	13.90%	70,803
2011	10.717202	10.342861	-3.49%	44,651
2010*	10.000000	10.717202	7.17%	11,993
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.243756	9.269537	-9.51%	1,249
2017	9.263630	10.243756	10.58%	1,436
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.954527	17.283678	-8.82%	10,104
2017	16.415371	18.954527	15.47%	10,884
2016	15.050741	16.415371	9.07%	12,543
2015	16.501542	15.050741	-8.79%	12,446
2014	17.149472	16.501542	-3.78%	21,560
2013	13.231297	17.149472	29.61%	17,646
2012	10.982532	13.231297	20.48%	18,893
2011	11.280501	10.982532	-2.64%	11,385
2010*	10.000000	11.280501	12.81%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.967473	23.094514	-11.06%	17,454
2017	24.372160	25.967473	6.55%	21,611
2016	20.634332	24.372160	18.11%	22,017
2015	21.978136	20.634332	-6.11%	25,138
2014	19.805247	21.978136	10.97%	24,836
2013	15.309114	19.805247	29.37%	27,951
2012	13.615559	15.309114	12.44%	30,339
2011	13.790494	13.615559	-1.27%	23,984
2010	12.404567	13.790494	11.17%	3,604
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.059679	15.924989	-6.65%	2,954,741
2017	14.994535	17.059679	13.77%	3,466,054
2016	14.000824	14.994535	7.10%	3,751,939
2015	14.111333	14.000824	-0.78%	3,663,624
2014	13.679983	14.111333	3.15%	3,739,921
2013	11.293817	13.679983	21.13%	3,855,475
2012	9.934130	11.293817	13.69%	3,871,016
2011	10.017612	9.934130	-0.83%	3,125,488
2010	9.102112	10.017612	10.06%	1,155,046
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.353917	11.034410	-2.81%	1,103,332
2017	11.196015	11.353917	1.41%	1,107,069
2016	11.100673	11.196015	0.86%	1,021,470
2015	11.324564	11.100673	-1.98%	975,925
2014	10.979648	11.324564	3.14%	983,136
2013	11.470453	10.979648	-4.28%	1,015,933
2012	11.122824	11.470453	3.13%	890,951
2011	10.707494	11.122824	3.88%	589,159
2010	10.282254	10.707494	4.14%	255,955
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.790944	17.610611	-11.02%	89,135
2017	15.379692	19.790944	28.68%	96,519
2016	15.623617	15.379692	-1.56%	96,916
2015	14.925333	15.623617	4.68%	98,765
2014	14.917365	14.925333	0.05%	101,062
2013	11.802543	14.917365	26.39%	104,841
2012	9.839907	11.802543	19.95%	109,646
2011	11.042898	9.839907	-10.89%	89,000
2010	10.098290	11.042898	9.35%	50,156

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.081770	19.598859	-2.40%	152,933
2017	15.992791	20.081770	25.57%	164,190
2016	14.924156	15.992791	7.16%	162,120
2015	14.272660	14.924156	4.56%	170,775
2014	13.442503	14.272660	6.18%	187,743
2013	10.556109	13.442503	27.34%	190,177
2012	9.151941	10.556109	15.34%	197,338
2011	9.772798	9.151941	-6.35%	157,318
2010	8.415640	9.772798	16.13%	41,144
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.906057	16.245630	-3.91%	813,425
2017	14.111928	16.906057	19.80%	910,527
2016	12.929086	14.111928	9.15%	976,451
2015	13.017917	12.929086	-0.68%	952,235
2014	12.020395	13.017917	8.30%	1,004,263
2013	9.200983	12.020395	30.64%	1,112,994
2012	8.000182	9.200983	15.01%	1,201,875
2011	8.328583	8.000182	-3.94%	821,337
2010	7.638486	8.328583	9.03%	349,180
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.787057	15.145576	-4.06%	88,798
2017	15.110733	15.787057	4.48%	76,941
2016	14.155154	15.110733	6.75%	79,528
2015	14.836111	14.155154	-4.59%	83,426
2014	14.535835	14.836111	2.07%	89,132
2013	14.962997	14.535835	-2.85%	90,327
2012	13.568081	14.962997	10.28%	85,535
2011	13.083288	13.568081	3.71%	69,577
2010	12.041376	13.083288	8.65%	25,707
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.701451	27.001980	-9.09%	19,878
2017	25.685564	29.701451	15.63%	22,703
2016	22.234394	25.685564	15.52%	27,491
2015	24.207767	22.234394	-8.15%	30,520
2014	22.619836	24.207767	7.02%	29,238
2013	17.015902	22.619836	32.93%	29,359
2012	14.656457	17.015902	16.10%	34,327
2011	15.307241	14.656457	-4.25%	28,681
2010	13.495264	15.307241	13.43%	13,558
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.063921	0.64%	2,397

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.045955	21.008517	-4.71%	9,242
2017	21.017384	22.045955	4.89%	10,019
2016	18.738048	21.017384	12.16%	10,625
2015	19.582429	18.738048	-4.31%	10,349
2014	19.435544	19.582429	0.76%	10,954
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.948707	15.816642	-6.68%	17,994
2017	13.826270	16.948707	22.58%	32,434
2016	12.393340	13.826270	11.56%	32,751
2015	12.766378	12.393340	-2.92%	34,375
2014	12.193947	12.766378	4.69%	44,287
2013	8.646821	12.193947	41.02%	46,389
2012	7.532982	8.646821	14.79%	28,833
2011	8.678463	7.532982	-13.20%	17,185
2010	7.655149	8.678463	13.37%	953
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.085861	16.723719	-7.53%	8,997
2017	15.551262	18.085861	16.30%	9,743
2016	14.374388	15.551262	8.19%	10,391
2015	14.691900	14.374388	-2.16%	11,286
2014	13.531460	14.691900	8.58%	18,664
2013	9.940186	13.531460	36.13%	24,856
2012	9.083641	9.940186	9.43%	22,538
2011	9.557223	9.083641	-4.96%	15,583
2010	7.872447	9.557223	21.40%	3,010
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.069736	13.213674	-12.32%	44,262
2017	12.802587	15.069736	17.71%	46,020
2016	12.024315	12.802587	6.47%	43,116
2015	12.456988	12.024315	-3.47%	40,494
2014	12.133258	12.456988	2.67%	40,572
2013	9.537949	12.133258	27.21%	40,608
2012	8.358114	9.537949	14.12%	27,486
2011	9.086283	8.358114	-8.01%	12,239
2010	8.044836	9.086283	12.95%	33,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.735159	12.652317	-7.88%	1,223,913
2017	12.475606	13.735159	10.10%	1,390,082
2016	11.966272	12.475606	4.26%	1,500,079
2015	12.309826	11.966272	-2.79%	1,650,377
2014	12.012839	12.309826	2.47%	1,742,659
2013	10.663756	12.012839	12.65%	1,739,999
2012	9.773150	10.663756	9.11%	1,756,219
2011	10.082476	9.773150	-3.07%	1,144,192
2010	9.294787	10.082476	8.47%	392,007

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.592140	13.165588	-9.78%	2,074,102
2017	12.824306	14.592140	13.79%	2,379,398
2016	12.161653	12.824306	5.45%	2,448,422
2015	12.544967	12.161653	-3.06%	2,599,284
2014	12.195542	12.544967	2.87%	2,719,385
2013	10.237652	12.195542	19.12%	2,659,535
2012	9.169449	10.237652	11.65%	2,618,766
2011	9.665696	9.169449	-5.13%	2,191,624
2010	8.753321	9.665696	10.42%	841,266
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.157713	11.632636	-4.32%	767,604
2017	11.633920	12.157713	4.50%	746,051
2016	11.318457	11.633920	2.79%	740,000
2015	11.605240	11.318457	-2.47%	759,690
2014	11.430565	11.605240	1.53%	808,251
2013	11.087244	11.430565	3.10%	852,235
2012	10.497989	11.087244	5.61%	890,205
2011	10.535889	10.497989	-0.36%	682,745
2010	10.040691	10.535889	4.93%	194,233
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	761
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.245721	11.179303	-8.71%	7,058
2017	10.580763	12.245721	15.74%	10,145
2016	10.138838	10.580763	4.36%	2,793
2015	10.848497	10.138838	-6.54%	2,840
2014	10.930952	10.848497	-0.75%	2,882
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.201272	12.962680	-8.72%	1,822,805
2017	12.681924	14.201272	11.98%	2,149,187
2016	12.092268	12.681924	4.88%	2,347,333
2015	12.440261	12.092268	-2.80%	2,483,545
2014	12.108469	12.440261	2.74%	2,511,912
2013	10.461468	12.108469	15.74%	2,597,522
2012	9.476046	10.461468	10.40%	2,534,821
2011	9.874824	9.476046	-4.04%	1,933,843
2010	9.024479	9.874824	9.42%	606,889

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.807095	13.164082	-11.10%	73,908
2017	12.763725	14.807095	16.01%	100,339
2016	12.073870	12.763725	5.71%	100,763
2015	12.477060	12.073870	-3.23%	111,544
2014	12.145260	12.477060	2.73%	111,715
2013	9.946771	12.145260	22.10%	115,564
2012	8.835604	9.946771	12.58%	118,501
2011	9.433360	8.835604	-6.34%	111,526
2010	8.473381	9.433360	11.33%	27,409
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.262867	12.408854	-6.44%	705,993
2017	12.284078	13.262867	7.97%	832,802
2016	11.794839	12.284078	4.15%	909,815
2015	12.134187	11.794839	-2.80%	956,489
2014	11.865930	12.134187	2.26%	1,045,486
2013	10.857085	11.865930	9.29%	1,214,177
2012	10.042298	10.857085	8.11%	1,208,797
2011	10.248492	10.042298	-2.01%	1,012,770
2010	9.566746	10.248492	7.13%	407,218
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.306712	12.007000	-2.44%	21,294
2017	12.022809	12.306712	2.36%	24,259
2016	11.653100	12.022809	3.17%	31,199
2015	11.966029	11.653100	-2.62%	26,839
2014	11.634780	11.966029	2.85%	22,251
2013	12.099576	11.634780	-3.84%	19,411
2012	11.458211	12.099576	5.60%	19,894
2011	10.976951	11.458211	4.38%	27,484
2010	10.463248	10.976951	4.91%	4,942
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.120067	12.701870	-3.19%	30,210
2017	12.868367	13.120067	1.96%	31,082
2016	12.674139	12.868367	1.53%	32,863
2015	12.966964	12.674139	-2.26%	34,021
2014	12.583641	12.966964	3.05%	35,918
2013	13.075685	12.583641	-3.76%	33,889
2012	12.424769	13.075685	5.24%	34,818
2011	11.924351	12.424769	4.20%	19,846
2010	11.225826	11.924351	6.22%	2,316
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.816368	12.190678	-11.77%	0
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.831831	11.620421	-9.44%	0
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.548787	27.614252	-3.27%	19,005
2017	22.866170	28.548787	24.85%	21,764
2016	22.523552	22.866170	1.52%	25,749
2015	21.870050	22.523552	2.99%	7,422
2014	20.503983	21.870050	6.66%	7,991
2013	15.312714	20.503983	33.90%	13,112
2012	13.161472	15.312714	16.34%	10,273
2011	13.738189	13.161472	-4.20%	9,446
2010	12.885329	13.738189	6.62%	2,655
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.580349	28.782772	-19.10%	15,186
2017	25.641899	35.580349	38.76%	15,965
2016	24.281437	25.641899	5.60%	17,286
2015	29.503519	24.281437	-17.70%	19,137
2014	31.854512	29.503519	-7.38%	16,245
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.231708	12.010718	-1.81%	18,240
2017	12.194796	12.231708	0.30%	27,947
2016	12.320032	12.194796	-1.02%	22,543
2015	12.553135	12.320032	-1.86%	58,826
2014	12.218455	12.553135	2.74%	31,648
2013	12.961773	12.218455	-5.73%	31,855
2012	12.801881	12.961773	1.25%	38,169
2011	12.147918	12.801881	5.38%	19,731
2010	11.800022	12.147918	2.95%	10,805
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.983698	8.948363	-0.39%	259,780
2017	9.104895	8.983698	-1.33%	316,229
2016	9.265915	9.104895	-1.74%	305,112
2015	9.430955	9.265915	-1.75%	341,921
2014	9.598934	9.430955	-1.75%	299,236
2013	9.769905	9.598934	-1.75%	306,078
2012	9.944406	9.769905	-1.75%	380,873
2011	10.121033	9.944406	-1.75%	141,315
2010	10.301295	10.121033	-1.75%	28,180

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.176760	8.517743	-16.30%	20,230
2017	8.150689	10.176760	24.86%	21,174
2016	8.243219	8.150689	-1.12%	22,857
2015	8.669291	8.243219	-4.91%	24,915
2014	8.887692	8.669291	-2.46%	27,942
2013	7.694573	8.887692	15.51%	25,992
2012	6.796997	7.694573	13.21%	23,636
2011	7.686505	6.796997	-11.57%	19,653
2010	6.923092	7.686505	11.03%	2,289
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.069760	9.338652	-15.64%	36,070
2017	9.052425	11.069760	22.29%	35,980
2016	9.165287	9.052425	-1.23%	36,948
2015	9.459956	9.165287	-3.11%	38,060
2014	10.263564	9.459956	-7.83%	21,729
2013	8.632502	10.263564	18.89%	22,602
2012	7.432925	8.632502	16.14%	17,349
2011	8.680525	7.432925	-14.37%	11,653
2010	8.226406	8.680525	5.52%	1,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.688685	25.688148	-10.46%	50,266
2017	24.654450	28.688685	16.36%	50,676
2016	22.922125	24.654450	7.56%	49,837
2015	23.565644	22.922125	-2.73%	50,111
2014	22.846408	23.565644	3.15%	50,314
2013	18.273978	22.846408	25.02%	50,513
2012	16.048045	18.273978	13.87%	50,749
2011	17.001736	16.048045	-5.61%	21,338
2010	15.095973	17.001736	12.62%	11,799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.935489	15.830644	-6.52%	635,702
2017	15.509887	16.935489	9.19%	753,597
2016	14.849467	15.509887	4.45%	837,385
2015	15.140265	14.849467	-1.92%	912,466
2014	14.734335	15.140265	2.75%	915,241
2013	13.221841	14.734335	11.44%	919,122
2012	12.303112	13.221841	7.47%	880,994
2011	12.411964	12.303112	-0.88%	465,128
2010	11.503903	12.411964	7.89%	127,519

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.183589	18.545373	-8.12%	781,034
2017	17.892430	20.183589	12.81%	868,754
2016	16.902122	17.892430	5.86%	930,046
2015	17.295177	16.902122	-2.27%	968,092
2014	16.731206	17.295177	3.37%	959,445
2013	14.250979	16.731206	17.40%	948,489
2012	12.922393	14.250979	10.28%	925,618
2011	13.276309	12.922393	-2.67%	689,292
2010	12.061576	13.276309	10.07%	87,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.325377	13.819527	-3.53%	315,971
2017	13.795851	14.325377	3.84%	403,696
2016	13.466712	13.795851	2.44%	489,712
2015	13.670380	13.466712	-1.49%	503,185
2014	13.392845	13.670380	2.07%	532,058
2013	13.003124	13.392845	3.00%	616,654
2012	12.584001	13.003124	3.33%	731,600
2011	12.442939	12.584001	1.13%	484,338
2010	11.959774	12.442939	4.04%	81,492
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.835447	10.973073	-7.29%	3,154
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.206448	11.265628	-7.71%	3,752
2017	10.621510	12.206448	14.92%	18,202
2016	10.107611	10.621510	5.08%	1,466
2015	10.711302	10.107611	-5.64%	1,484
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.518631	19.939202	-7.34%	548,366
2017	19.393791	21.518631	10.96%	638,696
2016	18.422356	19.393791	5.27%	693,648
2015	18.813468	18.422356	-2.08%	698,519
2014	18.205323	18.813468	3.34%	769,731
2013	15.887798	18.205323	14.59%	793,071
2012	14.593590	15.887798	8.87%	737,597
2011	14.858981	14.593590	-1.79%	540,490
2010	13.635381	14.858981	8.97%	211,811

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.716095	23.311485	-9.35%	46,317
2017	22.431504	25.716095	14.64%	65,286
2016	21.044992	22.431504	6.59%	73,153
2015	21.577330	21.044992	-2.47%	83,082
2014	20.924427	21.577330	3.12%	86,018
2013	17.402708	20.924427	20.24%	86,746
2012	15.570810	17.402708	11.76%	83,216
2011	16.191935	15.570810	-3.84%	58,902
2010	14.605638	16.191935	10.86%	18,903
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.858160	16.889190	-5.43%	282,291
2017	16.642354	17.858160	7.31%	311,425
2016	16.024114	16.642354	3.86%	341,537
2015	16.314521	16.024114	-1.78%	375,159
2014	15.853731	16.314521	2.91%	384,855
2013	14.603455	15.853731	8.56%	447,769
2012	13.758057	14.603455	6.14%	477,142
2011	13.719595	13.758057	0.28%	314,800
2010	12.867974	13.719595	6.62%	94,578
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.740739	10.978133	-6.50%	60,849
2017	10.164984	11.740739	15.50%	20,044
2016	9.530877	10.164984	6.65%	842
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.872443	12.320298	-4.29%	10,566
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	42.480042	36.981432	-12.94%	14,931
2017	37.342141	42.480042	13.76%	13,988
2016	31.594927	37.342141	18.19%	16,840
2015	32.993849	31.594927	-4.24%	16,631
2014	30.690390	32.993849	7.51%	16,795
2013	23.477812	30.690390	30.72%	20,125
2012	20.342486	23.477812	15.41%	20,357
2011	21.244633	20.342486	-4.25%	13,089
2010	17.133429	21.244633	24.00%	4,403

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.131922	9.931581	-18.14%	48,164
2017	9.835683	12.131922	23.35%	46,401
2016	10.264111	9.835683	-4.17%	48,956
2015	10.515782	10.264111	-2.39%	51,414
2014	10.849797	10.515782	-3.08%	48,408
2013	9.120622	10.849797	18.96%	46,576
2013	9.120622	10.849797	18.96%	57,731
2012	8.036198	9.120622	13.49%	48,934
2011	9.050027	8.036198	-11.20%	37,550
2010	8.093736	9.050027	11.82%	4,762
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.300233	14.049391	-18.79%	22,486
2017	14.369324	17.300233	20.40%	23,382
2016	13.930623	14.369324	3.15%	25,332
2015	14.979570	13.930623	-7.00%	24,961
2014	16.879954	14.979570	-11.26%	24,070
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.190808	17.271907	-5.05%	39,608
2017	14.254637	18.190808	27.61%	56,271
2016	14.224750	14.254637	0.21%	65,541
2015	14.038767	14.224750	1.32%	70,966
2014	12.972341	14.038767	8.22%	71,590
2013	9.822877	12.972341	32.06%	64,001
2012	8.608756	9.822877	14.10%	57,910
2011	9.054459	8.608756	-4.92%	48,335
2010	7.988688	9.054459	13.34%	11,181
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.198467	14.036608	-13.35%	64,811
2017	14.415780	16.198467	12.37%	81,344
2016	12.643162	14.415780	14.02%	92,847
2015	13.326338	12.643162	-5.13%	101,878
2014	12.303435	13.326338	8.31%	106,774
2013	9.274032	12.303435	32.67%	107,598
2012	8.027444	9.274032	15.53%	97,894
2011	8.700219	8.027444	-7.73%	78,634
2010	7.854021	8.700219	10.77%	13,658
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.981106	16.419601	-8.68%	28,706
2017	14.350697	17.981106	25.30%	35,957
2016	13.771644	14.350697	4.20%	37,557
2015	14.065582	13.771644	-2.09%	43,886
2014	13.802708	14.065582	1.90%	41,440
2013	10.135533	13.802708	36.18%	41,864
2012	8.998670	10.135533	12.63%	50,980
2011	9.585284	8.998670	-6.12%	40,780
2010	7.714076	9.585284	24.26%	5,672

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.862204	17.798795	-14.68%	16,290
2017	18.651519	20.862204	11.85%	27,956
2016	16.142678	18.651519	15.54%	30,354
2015	16.918435	16.142678	-4.59%	34,004
2014	14.715228	16.918435	14.97%	29,445
2013	11.038815	14.715228	33.30%	28,864
2012	9.657332	11.038815	14.31%	21,162
2011	10.062592	9.657332	-4.03%	11,515
2010	8.560970	10.062592	17.54%	3,588
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.103221	25.340122	-9.83%	8,395
2017	22.946693	28.103221	22.47%	9,476
2016	21.612703	22.946693	6.17%	9,514
2015	21.881801	21.612703	-1.23%	9,509
2014	21.720263	21.881801	0.74%	10,941
2013	15.357297	21.720263	41.43%	11,586
2012	13.821797	15.357297	11.11%	11,326
2011	14.189699	13.821797	-2.59%	6,211
2010	11.544128	14.189699	22.92%	1,513
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.963615	32.537463	-18.58%	4,187
2017	37.399716	39.963615	6.86%	4,232
2016	30.302270	37.399716	23.42%	4,955
2015	32.912037	30.302270	-7.93%	5,042
2014	31.375631	32.912037	4.90%	4,461
2013	22.806201	31.375631	37.57%	4,803
2012	19.295405	22.806201	18.19%	3,932
2011	20.771140	19.295405	-7.10%	1,736
2010	16.715464	20.771140	24.26%	1,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.444103	32.064090	-14.37%	13,592
2017	33.665525	37.444103	11.22%	15,174
2016	27.960178	33.665525	20.41%	15,310
2015	29.007985	27.960178	-3.61%	17,135
2014	29.361478	29.007985	-1.20%	17,476
2013	21.262124	29.361478	38.09%	17,372
2012	18.781832	21.262124	13.21%	17,902
2011	20.293371	18.781832	-7.45%	15,336
2010	16.526315	20.293371	22.79%	623

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.419352	26.862113	-2.03%	15,646
2017	23.207811	27.419352	18.15%	16,680
2016	21.249049	23.207811	9.22%	17,496
2015	21.485335	21.249049	-1.10%	19,480
2014	19.557070	21.485335	9.86%	17,629
2013	15.219252	19.557070	28.50%	19,946
2012	13.606781	15.219252	11.85%	18,029
2011	13.796466	13.606781	-1.37%	13,243
2010	12.402068	13.796466	11.24%	12,205
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.994583	13.190515	-5.75%	22,578
2017	13.418766	13.994583	4.29%	25,277
2016	12.742525	13.418766	5.31%	28,444
2015	13.747681	12.742525	-7.31%	36,894
2014	10.880056	13.747681	26.36%	46,154
2013	10.782698	10.880056	0.90%	43,565
2012	9.495610	10.782698	13.55%	41,366
2011	9.105436	9.495610	4.29%	22,150
2010	7.138633	9.105436	27.55%	12,491
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.753453	15.656523	-6.55%	31,529
2017	14.065600	16.753453	19.11%	21,292
2016	12.850917	14.065600	9.45%	19,024
2015	12.957639	12.850917	-0.82%	5,382
2014	11.663193	12.957639	11.10%	53,840
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.067388	9.971381	-0.95%	44,050
2017	10.086926	10.067388	-0.19%	43,550
2016	10.016511	10.086926	0.70%	39,570
2015	10.229826	10.016511	-2.09%	42,383
2014	10.360863	10.229826	-1.26%	47,674
2013	10.534295	10.360863	-1.65%	53,215
2012	10.357453	10.534295	1.71%	41,869
2011	10.406354	10.357453	-0.47%	30,684
2010	10.341446	10.406354	0.63%	3,183
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.028103	13.959834	-12.90%	2,085
2017	14.286741	16.028103	12.19%	2,306
2016	12.029765	14.286741	18.76%	2,646
2015	12.872484	12.029765	-6.55%	2,972
2014	12.531398	12.872484	2.72%	658
2013*	10.000000	12.531398	25.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.384184	13.570438	-17.17%	60,387
2017	13.588149	16.384184	20.58%	62,889
2016	13.676995	13.588149	-0.65%	69,239
2015	14.486038	13.676995	-5.58%	72,463
2014	16.051858	14.486038	-9.75%	69,914
2013	13.604035	16.051858	17.99%	64,811
2012	11.581113	13.604035	17.47%	73,729
2011	13.459684	11.581113	-13.96%	65,439
2010	12.881784	13.459684	4.49%	20,098
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.823603	9.749285	-0.76%	20,565
2017	9.909771	9.823603	-0.87%	24,293
2016	9.964312	9.909771	-0.55%	23,914
2015	10.123198	9.964312	-1.57%	23,831
2014	10.241052	10.123198	-1.15%	37,345
2013	10.359573	10.241052	-1.14%	44,316
2012	10.080351	10.359573	2.77%	42,718
2011	10.229857	10.080351	-1.46%	26,099
2010	9.889402	10.229857	3.44%	1,670
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.769523	32.985881	-14.92%	8,004
2017	28.945022	38.769523	33.94%	5,383
2016	29.505521	28.945022	-1.90%	11,134
2015	28.967317	29.505521	1.86%	11,951
2014	28.889338	28.967317	0.27%	12,107
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.834904	8.563019	-20.97%	4,156
2017	8.721003	10.834904	24.24%	3,958
2016	9.123662	8.721003	-4.41%	2,559
2015	9.006445	9.123662	1.30%	5,533
2014*	10.000000	9.006445	-9.94%	4,089
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.959603	26.146207	-9.71%	11,195
2017	25.270018	28.959603	14.60%	12,383
2016	23.108011	25.270018	9.36%	13,713
2015	22.810911	23.108011	1.30%	15,280
2014	21.029962	22.810911	8.47%	15,625
2013	16.284679	21.029962	29.14%	21,396
2012	14.214463	16.284679	14.56%	21,912
2011	14.512770	14.214463	-2.06%	19,600
2010	12.752848	14.512770	13.80%	6,033

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.280631	36.280130	-12.11%	13,986
2017	36.883159	41.280631	11.92%	16,882
2016	31.900693	36.883159	15.62%	17,694
2015	34.575949	31.900693	-7.74%	17,905
2014	31.518440	34.575949	9.70%	20,699
2013	22.812364	31.518440	38.16%	21,365
2012	19.732795	22.812364	15.61%	16,419
2011	20.573839	19.732795	-4.09%	13,629
2010	17.016614	20.573839	20.90%	3,468
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.337668	10.531478	-7.11%	13,350
2017	10.177430	11.337668	11.40%	13,349
2016	9.174242	10.177430	10.93%	11,044
2015	10.282437	9.174242	-10.78%	26,172
2014	10.418202	10.282437	-1.30%	25,910
2013	10.592193	10.418202	-1.64%	28,804
2012*	10.000000	10.592193	5.92%	27,596
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.466306	9.785996	-6.50%	0
2017	9.703224	10.466306	7.86%	564
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.640547	10.969902	-5.76%	6,982
2017	10.698826	11.640547	8.80%	10,636
2016	10.581627	10.698826	1.11%	11,580
2015	11.602645	10.581627	-8.80%	16,428
2014	11.773874	11.602645	-1.45%	18,094
2013	12.825863	11.773874	-8.20%	18,359
2012	12.405808	12.825863	3.39%	17,243
2011	11.646011	12.405808	6.52%	15,362
2010	10.837712	11.646011	7.46%	9,356
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.004411	10.836420	-1.53%	266,415
2017	11.061363	11.004411	-0.51%	273,480
2016	11.112815	11.061363	-0.46%	301,774
2015	11.287188	11.112815	-1.54%	279,697
2014	11.402909	11.287188	-1.01%	287,153
2013	11.633026	11.402909	-1.98%	300,983
2012	11.196933	11.633026	3.89%	296,991
2011	11.282116	11.196933	-0.76%	200,567
2010	10.916941	11.282116	3.35%	59,170

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.136327	10.100090	-0.36%	2,997
2017	10.083914	10.136327	0.52%	204
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.813864	10.556138	-2.38%	374,078
2017	10.500133	10.813864	2.99%	375,090
2016	10.417511	10.500133	0.79%	362,320
2015	10.567590	10.417511	-1.42%	437,701
2014	10.325496	10.567590	2.34%	431,699
2013	10.729699	10.325496	-3.77%	469,442
2012	9.973762	10.729699	7.58%	482,690
2011*	10.000000	9.973762	-0.26%	167,907
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.483453	16.276610	-20.54%	0
2017	16.469492	20.483453	24.37%	0
2016	17.183618	16.469492	-4.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.925565	33.614192	-0.92%	17,703
2017	27.121882	33.925565	25.09%	20,378
2016	30.916649	27.121882	-12.27%	23,195
2015	27.978326	30.916649	10.50%	26,582
2014	21.700606	27.978326	28.93%	25,962
2013	14.674413	21.700606	47.88%	28,955
2012	11.401817	14.674413	28.70%	26,314
2011	10.512665	11.401817	8.46%	29,953
2010*	10.000000	10.512665	5.13%	1,572
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.303833	5.135834	-29.68%	18,024
2017	7.583041	7.303833	-3.68%	23,223
2016	5.381461	7.583041	40.91%	26,514
2015	8.252493	5.381461	-34.79%	28,770
2014	10.414541	8.252493	-20.76%	21,960
2013	9.610602	10.414541	8.37%	20,336
2012*	10.000000	9.610602	-3.89%	15,788
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.470975	5.264005	-29.54%	10,870
2017	7.735013	7.470975	-3.41%	12,297
2016	5.477963	7.735013	41.20%	13,289
2015	8.377851	5.477963	-34.61%	18,866
2014	10.540980	8.377851	-20.52%	18,867
2013	9.706281	10.540980	8.60%	21,094
2012*	10.000000	9.706281	-2.94%	26,613

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.477419	28.342412	-0.47%	15,844
2017	23.028372	28.477419	23.66%	11,202
2016	21.752313	23.028372	5.87%	13,498
2015	22.796945	21.752313	-4.58%	20,153
2014	23.647102	22.796945	-3.60%	25,257
2013	16.020725	23.647102	47.60%	16,944
2012	15.116906	16.020725	5.98%	20,520
2011	16.126972	15.116906	-6.26%	15,919
2010	12.947558	16.126972	24.56%	6,529

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.781949	34.732603	-16.87%	81
2017	37.720118	41.781949	10.77%	83
2016	30.794342	37.720118	22.49%	87
2015	33.269220	30.794342	-7.44%	93
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
2010	17.774548	22.084830	24.25%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
2013	14.329952	12.872186	-10.17%	941
2012	13.596485	14.329952	5.39%	830
2011	12.396085	13.596485	9.68%	1,240
2010	12.014646	12.396085	3.17%	706
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.601171	24.430609	-14.58%	10,374
2017	26.140946	28.601171	9.41%	12,185
2016	21.702037	26.140946	20.45%	8,013
2015	22.465985	21.702037	-3.40%	110
2014	19.691725	22.465985	14.09%	114
2013	15.444726	19.691725	27.50%	119
2012	13.539412	15.444726	14.07%	130
2011	13.911364	13.539412	-2.67%	134
2010	11.912745	13.911364	16.78%	1,089
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	9,278
2015*	10.000000	9.758916	-2.41%	8,955
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.675176	11.516814	-9.14%	908
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.420092	14.893306	-9.30%	451
2017	14.711924	16.420092	11.61%	431
2016	14.439042	14.711924	1.89%	426
2015	14.859989	14.439042	-2.83%	414
2014	14.853093	14.859989	0.05%	403
2013	13.226327	14.853093	12.30%	385
2012	12.254789	13.226327	7.93%	372
2011	12.956952	12.254789	-5.42%	349
2010	12.027073	12.956952	7.73%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.373310	13.345931	-18.49%	10,996
2017	14.926019	16.373310	9.70%	12,378
2016	11.600441	14.926019	28.67%	9,346
2015	12.635690	11.600441	-8.19%	1,922
2014	12.189031	12.635690	3.66%	5,636
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.867748	38.294076	-10.67%	5,783
2017	38.854190	42.867748	10.33%	5,819
2016	31.484344	38.854190	23.41%	5,807
2015	32.842926	31.484344	-4.14%	6,184
2014	31.831718	32.842926	3.18%	7,458
2013	23.047568	31.831718	38.11%	10,989
2012	20.289105	23.047568	13.60%	11,725
2011	20.555092	20.289105	-1.29%	12,021
2010	16.643625	20.555092	23.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.660387	28.629213	-6.62%	131
2017	25.770073	30.660387	18.98%	147
2016	23.559022	25.770073	9.39%	160
2015	23.796436	23.559022	-1.00%	172
2014	21.435938	23.796436	11.01%	360
2013	16.582303	21.435938	29.27%	399
2012	14.631439	16.582303	13.33%	427
2011	14.668947	14.631439	-0.26%	0
2010	13.048410	14.668947	12.42%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.012031	24.626540	-8.83%	300
2017	21.667347	27.012031	24.67%	326
2016	20.508999	21.667347	5.65%	354
2015	21.478467	20.508999	-4.51%	368
2014	20.294866	21.478467	5.83%	2,831
2013	17.113277	20.294866	18.59%	7,883
2012	15.831612	17.113277	8.10%	13,010
2011	14.833045	15.831612	6.73%	779
2010	13.136134	14.833045	12.92%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.450759	10.247554	-1.94%	17,009
2017	10.292872	10.450759	1.53%	8,315
2016	9.625280	10.292872	6.94%	2,753
2015	9.904984	9.625280	-2.82%	2,754
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.068729	11.863848	-26.17%	4,610
2017	16.838069	16.068729	-4.57%	4,654
2016	12.849277	16.838069	31.04%	5,005
2015	16.519684	12.849277	-22.22%	1,998
2014	19.294532	16.519684	-14.38%	616
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
2010	14.155272	16.555210	16.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.574823	23.853768	-10.24%	617
2017	24.033906	26.574823	10.57%	659
2016	20.801784	24.033906	15.54%	698
2015	22.131963	20.801784	-6.01%	785
2014	20.786507	22.131963	6.47%	812
2013	16.567748	20.786507	25.46%	1,191
2012	14.421183	16.567748	14.88%	1,313
2011	14.596869	14.421183	-1.20%	947
2010	12.941302	14.596869	12.79%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.627632	31.882183	-2.28%	16,193
2017	24.656166	32.627632	32.33%	16,417
2016	24.982242	24.656166	-1.31%	26,943
2015	23.809250	24.982242	4.93%	31,131
2014	21.851505	23.809250	8.96%	31,201
2013	16.369918	21.851505	33.49%	9,922
2012	14.579335	16.369918	12.28%	11,718
2011	14.858393	14.579335	-1.88%	19,001
2010	12.221840	14.858393	21.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	220
2013	13.538964	13.013706	-3.88%	218
2012	13.062768	13.538964	3.65%	188
2011	12.433559	13.062768	5.06%	0
2010	11.778830	12.433559	5.56%	4,555
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.475111	37.199566	-16.36%	1,414
2017	37.590820	44.475111	18.31%	1,524
2016	34.217541	37.590820	9.86%	1,668
2015	35.439781	34.217541	-3.45%	1,733
2014	34.053791	35.439781	4.07%	1,706
2013	25.535746	34.053791	33.36%	1,774
2012	22.710878	25.535746	12.44%	1,944
2011	25.955059	22.710878	-12.50%	3,244
2010	20.567387	25.955059	26.20%	5,548
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.406355	21.179267	-16.64%	1,313
2017	19.912388	25.406355	27.59%	1,319
2016	21.414890	19.912388	-7.02%	5,052
2015	21.122287	21.414890	1.39%	941
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
2010	10.365402	11.463051	10.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.260695	33.568690	-14.50%	99
2017	36.148135	39.260695	8.61%	109
2016	28.287927	36.148135	27.79%	158
2015	31.120067	28.287927	-9.10%	189
2014	31.526727	31.120067	-1.29%	197
2013	23.576811	31.526727	33.72%	329
2012	20.291086	23.576811	16.19%	404
2011	21.480554	20.291086	-5.54%	407
2010	17.068056	21.480554	25.85%	16
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.370703	-6.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.020917	13.031468	-13.24%	672
2017	13.347388	15.020917	12.54%	735
2016	12.016567	13.347388	11.07%	800
2015	12.790618	12.016567	-6.05%	884
2014	12.510093	12.790618	2.24%	926
2013	9.921681	12.510093	26.09%	948
2012*	10.000000	9.921681	-0.78%	1,045
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.140660	14.909820	-7.63%	0
2017	13.462987	16.140660	19.89%	0
2016	13.638004	13.462987	-1.28%	0
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	2,256
2015	15.335356	13.795294	-10.04%	2,283
2014	16.492857	15.335356	-7.02%	2,312
2013	13.428712	16.492857	22.82%	2,312
2012	11.480811	13.428712	16.97%	1,147
2011	12.605139	11.480811	-8.92%	1,561
2010	11.817371	12.605139	6.67%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.808340	12.304246	-3.94%	16,777
2017	12.232137	12.808340	4.71%	18,218
2016	10.725849	12.232137	14.04%	17,477
2015	11.688376	10.725849	-8.23%	22,982
2014	11.686094	11.688376	0.02%	26,257
2013	10.775009	11.686094	8.46%	11,565
2012*	10.000000	10.775009	7.75%	5,833

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.249240	15.937623	-1.92%	1,368
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.813229	39.744103	-0.17%	67
2017	31.201879	39.813229	27.60%	86
2016	31.182661	31.201879	0.06%	101
2015	28.382291	31.182661	9.87%	111
2014	26.659761	28.382291	6.46%	138
2013	20.752441	26.659761	28.47%	142
2012	17.071424	20.752441	21.56%	150
2011	18.689987	17.071424	-8.66%	169
2010	17.883341	18.689987	4.51%	7,670
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.104895	22.881168	-0.97%	5,986
2017	16.243323	23.104895	42.24%	6,615
2016	14.535235	16.243323	11.75%	6,755
2015	14.151760	14.535235	2.71%	4,321
2014	13.185918	14.151760	7.32%	3,550
2013	9.922620	13.185918	32.89%	2,864
2012*	10.000000	9.922620	-0.77%	2,856
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	1,720
2015	9.178344	7.201666	-21.54%	1,720
2014	9.806114	9.178344	-6.40%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	1,507
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.316037	29.309829	-12.02%	22,936
2017	28.924180	33.316037	15.18%	26,933
2016	25.899872	28.924180	11.68%	26,018
2015	26.636851	25.899872	-2.77%	31,083
2014	24.626427	26.636851	8.16%	32,303
2013	18.503779	24.626427	33.09%	16,504
2012	16.269377	18.503779	13.73%	12,325
2011	16.653081	16.269377	-2.30%	12,318
2010	15.255643	16.653081	9.16%	12,186
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.342636	17.136775	-11.40%	23,967
2017	15.538673	19.342636	24.48%	28,119
2016	15.245104	15.538673	1.93%	26,569
2015	14.609121	15.245104	4.35%	30,887
2014	14.717782	14.609121	-0.74%	33,013
2013	11.748430	14.717782	25.27%	24,524
2012	10.325388	11.748430	13.78%	16,116
2011	10.709979	10.325388	-3.59%	17,738
2010*	10.000000	10.709979	7.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	319
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.816861	17.140572	-8.91%	422
2017	16.312693	18.816861	15.35%	514
2016	14.971781	16.312693	8.96%	723
2015	16.431706	14.971781	-8.88%	739
2014	17.094293	16.431706	-3.88%	5,951
2013	13.202155	17.094293	29.48%	36,334
2012	10.969534	13.202155	20.35%	28,949
2011	11.278617	10.969534	-2.74%	29,561
2010*	10.000000	11.278617	12.79%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	93
2015	21.851711	20.494743	-6.21%	103
2014	19.711374	21.851711	10.86%	100
2013	15.252060	19.711374	29.24%	111
2012	13.578667	15.252060	12.32%	121
2011	13.767110	13.578667	-1.37%	0
2010	12.396141	13.767110	11.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.858262	15.720851	-6.75%	79,985
2017	14.832538	16.858262	13.66%	88,112
2016	13.863636	14.832538	6.99%	89,587
2015	13.987301	13.863636	-0.88%	100,872
2014	13.573557	13.987301	3.05%	106,210
2013	11.217368	13.573557	21.00%	103,144
2012	9.876964	11.217368	13.57%	102,908
2011	9.970101	9.876964	-0.93%	83,533
2010	9.068158	9.970101	9.95%	38,811
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.219869	10.892983	-2.91%	42,463
2017	11.075063	11.219869	1.31%	48,021
2016	10.991903	11.075063	0.76%	64,390
2015	11.225029	10.991903	-2.08%	75,946
2014	10.894232	11.225029	3.04%	78,916
2013	11.392820	10.894232	-4.38%	77,161
2012	11.058827	11.392820	3.02%	63,462
2011	10.656705	11.058827	3.77%	51,570
2010	10.243901	10.656705	4.03%	21,923
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.557310	17.384889	-11.11%	5,832
2017	15.213557	19.557310	28.55%	8,656
2016	15.470543	15.213557	-1.66%	4,068
2015	14.794166	15.470543	4.57%	10,500
2014	14.801329	14.794166	-0.05%	7,371
2013	11.722659	14.801329	26.26%	6,661
2012	9.783291	11.722659	19.82%	1,797
2011	10.990536	9.783291	-10.98%	3,194
2010	10.060622	10.990536	9.24%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.844631	19.347599	-2.50%	3,488
2017	15.819977	19.844631	25.44%	4,165
2016	14.777877	15.819977	7.05%	4,826
2015	14.147165	14.777877	4.46%	5,267
2014	13.337885	14.147165	6.07%	9,280
2013	10.484616	13.337885	27.21%	30,448
2012	9.099247	10.484616	15.23%	16,573
2011	9.726409	9.099247	-6.45%	10,293
2010	8.384221	9.726409	16.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.723477	16.053730	-4.00%	27,505
2017	13.973703	16.723477	19.68%	35,501
2016	12.815446	13.973703	9.04%	56,889
2015	12.916650	12.815446	-0.78%	68,667
2014	11.939049	12.916650	8.19%	75,685
2013	9.148015	11.939049	30.51%	81,354
2012	7.962252	9.148015	14.89%	84,596
2011	8.297526	7.962252	-4.04%	77,646
2010	7.617747	8.297526	8.92%	30,620
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.549865	14.902751	-4.16%	50,382
2017	14.898826	15.549865	4.37%	60,522
2016	13.970826	14.898826	6.64%	43,387
2015	14.657831	13.970826	-4.69%	38,380
2014	14.375806	14.657831	1.96%	46,605
2013	14.813348	14.375806	-2.95%	44,144
2012	13.446101	14.813348	10.17%	26,295
2011	12.978836	13.446101	3.60%	28,691
2010	11.957409	12.978836	8.54%	5,674
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.255036	26.568896	-9.18%	135
2017	25.325198	29.255036	15.52%	142
2016	21.944724	25.325198	15.40%	155
2015	23.916739	21.944724	-8.25%	161
2014	22.370662	23.916739	6.91%	2,289
2013	16.845598	22.370662	32.80%	6,001
2012	14.524582	16.845598	15.98%	1,242
2011	15.184938	14.524582	-4.35%	2,406
2010	13.401074	15.184938	13.31%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.057069	0.57%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	376
2012	7.504897	8.605792	14.67%	473
2011	8.654916	7.504897	-13.29%	1,499
2010	7.642153	8.654916	13.25%	79
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	2,943
2013	9.893050	13.453603	35.99%	26,323
2012	9.049793	9.893050	9.32%	24,700
2011	9.531298	9.049793	-5.05%	45,898
2010	7.859069	9.531298	21.28%	4,682
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.600705	12.515633	-7.98%	22,606
2017	12.366016	13.600705	9.98%	23,166
2016	11.873210	12.366016	4.15%	24,043
2015	12.226538	11.873210	-2.89%	38,752
2014	11.943715	12.226538	2.37%	39,563
2013	10.613196	11.943715	12.54%	37,802
2012	9.736744	10.613196	9.00%	38,301
2011	10.055121	9.736744	-3.17%	29,507
2010	9.278998	10.055121	8.36%	12,386

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.449331	13.023395	-9.87%	41,282
2017	12.711701	14.449331	13.67%	42,132
2016	12.067114	12.711701	5.34%	69,075
2015	12.460139	12.067114	-3.15%	84,885
2014	12.125412	12.460139	2.76%	87,830
2013	10.189136	12.125412	19.00%	88,807
2012	9.135318	10.189136	11.54%	89,796
2011	9.639496	9.135318	-5.23%	57,662
2010	8.738475	9.639496	10.31%	38,970
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	158,665
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.062253	12.822643	-8.82%	91,972
2017	12.570532	14.062253	11.87%	94,241
2016	11.998225	12.570532	4.77%	117,316
2015	12.356083	11.998225	-2.90%	120,279
2014	12.038799	12.356083	2.64%	116,971
2013	10.411868	12.038799	15.63%	121,296
2012	9.440750	10.411868	10.29%	92,126
2011	9.848044	9.440750	-4.14%	22,776
2010	9.009172	9.848044	9.31%	5,752

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.133085	12.274845	-6.53%	2,466
2017	12.176222	13.133085	7.86%	2,507
2016	11.703158	12.176222	4.04%	2,546
2015	12.052135	11.703158	-2.90%	2,464
2014	11.797690	12.052135	2.16%	2,499
2013	10.805629	11.797690	9.18%	4,529
2012	10.004897	10.805629	8.00%	2,564
2011	10.220701	10.004897	-2.11%	798
2010	9.550512	10.220701	7.02%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.991665	12.564684	-3.29%	2,361
2017	12.755383	12.991665	1.85%	2,269
2016	12.575628	12.755383	1.43%	13,926
2015	12.879285	12.575628	-2.36%	321
2014	12.511292	12.879285	2.94%	353
2013	13.013750	12.511292	-3.86%	347
2012	12.378536	13.013750	5.13%	299
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
2011	13.714900	13.125810	-4.30%	0
2010	12.876575	13.714900	6.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.045648	28.321181	-19.19%	1,739
2017	25.282169	35.045648	38.62%	1,393
2016	23.965108	25.282169	5.50%	1,440
2015	29.148854	23.965108	-17.78%	1,518
2014	31.503670	29.148854	-7.47%	1,215
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
2011	12.050888	12.686748	5.28%	0
2010	11.717690	12.050888	2.84%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.848353	8.804541	-0.50%	6,815
2017	8.976833	8.848353	-1.43%	6,746
2016	9.144867	8.976833	-1.84%	17,044
2015	9.317231	9.144867	-1.85%	6,099
2014	9.492846	9.317231	-1.85%	6,441
2013	9.671770	9.492846	-1.85%	16,364
2012	9.854573	9.671770	-1.86%	26,496
2011	10.039796	9.854573	-1.84%	10,002
2010	10.229014	10.039796	-1.85%	1,726

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	319
2016	8.179105	8.079073	-1.22%	482
2015	8.610632	8.179105	-5.01%	2,931
2014	8.836548	8.610632	-2.56%	10,454
2013	7.658091	8.836548	15.39%	3,328
2012	6.771668	7.658091	13.09%	6,057
2011	7.665647	6.771668	-11.66%	17,308
2010	6.911330	7.665647	10.91%	5,710
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	3,557
2015	9.376825	9.075491	-3.21%	3,600
2014	10.183736	9.376825	-7.92%	3,645
2013	8.574084	10.183736	18.77%	6,177
2012	7.390148	8.574084	16.02%	2,559
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
2011	16.865953	15.903701	-5.71%	0
2010	14.990655	16.865953	12.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.786754	15.675550	-6.62%	1,949
2017	15.389296	16.786754	9.08%	2,032
2016	14.748986	15.389296	4.34%	2,061
2015	15.053137	14.748986	-2.02%	2,273
2014	14.664468	15.053137	2.65%	2,304
2013	13.172548	14.664468	11.33%	2,332
2012	12.269767	13.172548	7.36%	2,359
2011	12.390907	12.269767	-0.98%	2,127
2010	11.496080	12.390907	7.78%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.006375	18.363716	-8.21%	9,066
2017	17.753329	20.006375	12.69%	9,192
2016	16.787761	17.753329	5.75%	9,319
2015	17.195659	16.787761	-2.37%	9,368
2014	16.651882	17.195659	3.27%	9,487
2013	14.197850	16.651882	17.28%	9,599
2012	12.887370	14.197850	10.17%	9,713
2011	13.253792	12.887370	-2.76%	9,828
2010	12.053380	13.253792	9.96%	4,623
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
2011	12.343508	12.470780	1.03%	0
2010	11.876288	12.343508	3.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.195240	19.619445	-7.43%	23,965
2017	19.121734	21.195240	10.84%	24,186
2016	18.182380	19.121734	5.17%	24,358
2015	18.587309	18.182380	-2.18%	24,770
2014	18.004799	18.587309	3.24%	21,700
2013	15.728790	18.004799	14.47%	20,417
2012	14.462282	15.728790	8.76%	15,892
2011	14.740247	14.462282	-1.89%	10,028
2010	13.540200	14.740247	8.86%	7,960

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
2011	16.062594	15.430735	-3.93%	0
2010	14.503712	16.062594	10.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.589881	16.618448	-5.52%	25,380
2017	16.408994	17.589881	7.20%	25,831
2016	15.815463	16.408994	3.75%	25,269
2015	16.118498	15.815463	-1.88%	22,562
2014	15.679197	16.118498	2.80%	22,901
2013	14.457393	15.679197	8.45%	28,975
2012	13.634356	14.457393	6.04%	29,341
2011	13.610050	13.634356	0.18%	12,735
2010	12.778219	13.610050	6.51%	1,427
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	1,212
2015	32.597239	31.183360	-4.34%	1,227
2014	30.352358	32.597239	7.40%	1,260
2013	23.242853	30.352358	30.59%	1,260
2012	20.159477	23.242853	15.29%	1,362
2011	21.074937	20.159477	-4.34%	1,362
2010	17.013868	21.074937	23.87%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.013167	9.824290	-18.22%	20,577
2017	9.749303	12.013167	23.22%	19,015
2016	10.184302	9.749303	-4.27%	19,589
2015	10.444650	10.184302	-2.49%	20,017
2014	10.787388	10.444650	-3.18%	20,160
2013	9.077393	10.787388	18.84%	17,013
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	17,726
2011	9.025504	8.006280	-11.29%	12,769
2010	8.080005	9.025504	11.70%	53
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.043795	13.826960	-18.87%	550
2017	14.170697	17.043795	20.27%	550
2016	13.752027	14.170697	3.04%	623
2015	14.802596	13.752027	-7.10%	626
2014	16.697538	14.802596	-11.35%	962
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.012768	17.085345	-5.15%	32,153
2017	14.129450	18.012768	27.48%	33,244
2016	14.114139	14.129450	0.11%	33,264
2015	13.943797	14.114139	1.22%	32,869
2014	12.897708	13.943797	8.11%	33,731
2013	9.776303	12.897708	31.93%	35,295
2012	8.576687	9.776303	13.99%	34,889
2011	9.029911	8.576687	-5.02%	34,254
2010	7.975139	9.029911	13.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.039844	13.884907	-13.43%	799
2017	14.289109	16.039844	12.25%	870
2016	12.544799	14.289109	13.90%	1,108
2015	13.236140	12.544799	-5.22%	1,210
2014	12.232607	13.236140	8.20%	1,240
2013	9.230031	12.232607	32.53%	1,746
2012	7.997515	9.230031	15.41%	2,015
2011	8.676601	7.997515	-7.83%	1,988
2010	7.840677	8.676601	10.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.805065	16.242192	-8.78%	18,353
2017	14.224628	17.805065	25.17%	18,631
2016	13.664533	14.224628	4.10%	26,557
2015	13.970409	13.664533	-2.19%	39,789
2014	13.723288	13.970409	1.80%	18,388
2013	10.087466	13.723288	36.04%	17,924
2012	8.965139	10.087466	12.52%	18,406
2011	9.559284	8.965139	-6.22%	19,440
2010	7.700979	9.559284	24.13%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.657971	17.606500	-14.77%	6,910
2017	18.487687	20.657971	11.74%	7,677
2016	16.017130	18.487687	15.42%	8,477
2015	16.803960	16.017130	-4.68%	13,879
2014	14.630542	16.803960	14.86%	32,214
2013	10.986464	14.630542	33.17%	710
2012	9.621339	10.986464	14.19%	859
2011	10.035290	9.621339	-4.12%	944
2010	8.546437	10.035290	17.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.680906	24.933763	-9.92%	8,742
2017	22.624813	27.680906	22.35%	8,921
2016	21.331179	22.624813	6.06%	9,063
2015	21.618773	21.331179	-1.33%	8,938
2014	21.481055	21.618773	0.64%	9,090
2013	15.203622	21.481055	41.29%	8,723
2012	13.697455	15.203622	11.00%	9,035
2011	14.076350	13.697455	-2.69%	9,096
2010	11.463564	14.076350	22.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.363062	32.015674	-18.67%	69
2017	36.875115	39.363062	6.75%	75
2016	29.907563	36.875115	23.30%	85
2015	32.516441	29.907563	-8.02%	99
2014	31.030082	32.516441	4.79%	396
2013	22.577981	31.030082	37.44%	1,837
2012	19.121810	22.577981	18.07%	141
2011	20.605213	19.121810	-7.20%	381
2010	16.598802	20.605213	24.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.881337	31.549823	-14.46%	106
2017	33.193224	36.881337	11.11%	111
2016	27.595923	33.193224	20.28%	118
2015	28.659256	27.595923	-3.71%	125
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
2011	20.131252	18.612848	-7.54%	0
2010	16.410976	20.131252	22.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
2010	12.315506	13.686234	11.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.857502	13.047919	-5.84%	5,807
2017	13.300828	13.857502	4.19%	5,654
2016	12.643357	13.300828	5.20%	9,678
2015	13.654599	12.643357	-7.41%	11,502
2014	10.817384	13.654599	26.23%	9,855
2013	10.731513	10.817384	0.80%	9,084
2012	9.460182	10.731513	13.44%	7,920
2011	9.080691	9.460182	4.18%	8,392
2010	7.126472	9.080691	27.42%	1,617
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	6,355
2015	12.935645	12.816048	-0.92%	6,431
2014	11.655259	12.935645	10.99%	6,511
2013*	10.000000	11.655259	16.55%	6,512
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.968850	9.863682	-1.05%	2,812
2017	9.998329	9.968850	-0.29%	2,724
2016	9.938624	9.998329	0.60%	16,709
2015	10.160615	9.938624	-2.18%	456
2014	10.301244	10.160615	-1.37%	465
2013	10.484347	10.301244	-1.75%	449
2012	10.318874	10.484347	1.60%	411
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	46
2013*	10.000000	12.522875	25.23%	46

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.240280	13.437467	-17.26%	3,198
2017	13.482476	16.240280	20.45%	3,145
2016	13.584419	13.482476	-0.75%	3,591
2015	14.402673	13.584419	-5.68%	3,502
2014	15.975750	14.402673	-9.85%	2,706
2013	13.553328	15.975750	17.87%	2,812
2012	11.549727	13.553328	17.35%	2,986
2011	13.436871	11.549727	-14.04%	2,339
2010	12.873037	13.436871	4.38%	51
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.675943	9.592905	-0.86%	0
2017	9.770746	9.675943	-0.97%	0
2016	9.834501	9.770746	-0.65%	0
2015	10.001498	9.834501	-1.67%	0
2014	10.128225	10.001498	-1.25%	0
2013	10.255879	10.128225	-1.24%	406
2012	9.989651	10.255879	2.67%	385
2011	10.148128	9.989651	-1.56%	338
2010	9.820384	10.148128	3.34%	524
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.524427	25.726942	-9.81%	8,252
2017	24.915556	28.524427	14.48%	13,515
2016	22.807016	24.915556	9.25%	4,418
2015	22.536709	22.807016	1.20%	4,724
2014	20.798334	22.536709	8.36%	4,120
2013	16.121711	20.798334	29.01%	4,562
2012	14.086578	16.121711	14.45%	4,667
2011	14.396821	14.086578	-2.15%	3,988
2010	12.663841	14.396821	13.68%	52

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.660265	35.698314	-12.20%	2,092
2017	36.365766	40.660265	11.81%	2,378
2016	31.485132	36.365766	15.50%	2,854
2015	34.160326	31.485132	-7.83%	6,728
2014	31.171298	34.160326	9.59%	6,395
2013	22.584078	31.171298	38.02%	489
2012	19.555273	22.584078	15.49%	579
2011	20.409488	19.555273	-4.19%	459
2010	16.897853	20.409488	20.78%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	6,671
2015	10.254551	9.140040	-10.87%	6,752
2014	10.400537	10.254551	-1.40%	6,836
2013	10.585007	10.400537	-1.74%	6,836
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	2,928
2015	11.535888	10.510045	-8.89%	2,963
2014	11.718051	11.535888	-1.55%	3,000
2013	12.778050	11.718051	-8.30%	3,000
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.907757	10.730257	-1.63%	27,998
2017	10.975355	10.907757	-0.62%	27,933
2016	11.037614	10.975355	-0.56%	22,025
2015	11.222225	11.037614	-1.65%	28,098
2014	11.348829	11.222225	-1.12%	37,658
2013	11.589647	11.348829	-2.08%	27,219
2012	11.166580	11.589647	3.79%	18,254
2011	11.262962	11.166580	-0.86%	17,999
2010	10.909511	11.262962	3.24%	4,555

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	2,151
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.740747	10.474035	-2.48%	20,311
2017	10.439746	10.740747	2.88%	19,518
2016	10.368114	10.439746	0.69%	18,304
2015	10.528196	10.368114	-1.52%	18,455
2014	10.297503	10.528196	2.24%	19,304
2013	10.711515	10.297503	-3.87%	20,077
2012	9.967028	10.711515	7.47%	22,245
2011*	10.000000	9.967028	-0.33%	16,984
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.662119	33.319003	-1.02%	3,773
2017	26.938602	33.662119	24.96%	4,001
2016	30.738929	26.938602	-12.36%	7,027
2015	27.845830	30.738929	10.39%	10,865
2014	21.619829	27.845830	28.80%	10,646
2013	14.634667	21.619829	47.73%	9,173
2012	11.382550	14.634667	28.57%	2,437
2011	10.505563	11.382550	8.35%	1,209
2010*	10.000000	10.505563	5.06%	902
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.427986	5.228353	-29.61%	0
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	917

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	1,418
2015	22.563055	21.507226	-4.68%	1,444
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	753
2012	15.007617	15.888672	5.87%	883
2011	16.026653	15.007617	-6.36%	2,900
2010	12.880121	16.026653	24.43%	3,679

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.842478	33.899403	-17.00%	35
2017	36.928221	40.842478	10.60%	35
2016	30.193849	36.928221	22.30%	35
2015	32.670414	30.193849	-7.58%	37
2014	30.599720	32.670414	6.77%	39
2013	22.685955	30.599720	34.88%	39
2012	19.540947	22.685955	16.09%	42
2011	21.820428	19.540947	-10.45%	44
2010	17.588597	21.820428	24.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.730673	12.123040	-4.77%	0
2017	12.529707	12.730673	1.60%	0
2016	12.247367	12.529707	2.31%	0
2015	12.813619	12.247367	-4.42%	0
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	0
2011	12.245336	13.410674	9.52%	0
2010	11.886696	12.245336	3.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.052720	23.925278	-14.71%	121
2017	25.678797	28.052720	9.24%	121
2016	21.350886	25.678797	20.27%	116
2015	22.136312	21.350886	-3.55%	130
2014	19.432451	22.136312	13.91%	136
2013	15.264684	19.432451	27.30%	145
2012	13.402114	15.264684	13.90%	148
2011	13.791333	13.402114	-2.82%	2,537
2010	11.828022	13.791333	16.60%	91
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.623683	11.452398	-9.28%	0
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.204024	14.674730	-9.44%	123
2017	14.540489	16.204024	11.44%	119
2016	14.292562	14.540489	1.73%	116
2015	14.731757	14.292562	-2.98%	117
2014	14.747464	14.731757	-0.11%	116
2013	13.152347	14.747464	12.13%	110
2012	12.204946	13.152347	7.76%	99
2011	12.923966	12.204946	-5.56%	1,290
2010	12.014804	12.923966	7.57%	1,319
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.256998	13.230741	-18.62%	0
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.903939	37.375521	-10.81%	1,080
2017	38.038576	41.903939	10.16%	1,086
2016	30.870456	38.038576	23.22%	1,262
2015	32.251852	30.870456	-4.28%	1,276
2014	31.306695	32.251852	3.02%	1,281
2013	22.702082	31.306695	37.90%	1,264
2012	20.015618	22.702082	13.42%	1,280
2011	20.308990	20.015618	-1.44%	1,123
2010	16.469490	20.308990	23.31%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.970971	27.942438	-6.77%	168
2017	25.229041	29.970971	18.80%	187
2016	23.099606	25.229041	9.22%	723
2015	23.368092	23.099606	-1.15%	742
2014	21.082293	23.368092	10.84%	726
2013	16.333683	21.082293	29.07%	770
2012	14.434186	16.333683	13.16%	742
2011	14.493289	14.434186	-0.41%	253
2010	12.911867	14.493289	12.25%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.404696	24.035824	-8.97%	0
2017	21.212475	26.404696	24.48%	0
2016	20.109095	21.212475	5.49%	0
2015	21.091894	20.109095	-4.66%	0
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	0
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	2,052
2010	12.998709	14.655453	12.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.376444	10.159049	-2.10%	0
2017	10.235288	10.376444	1.38%	0
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.044753	15.052050	-6.19%	0
2017	14.513895	16.044753	10.55%	0
2016	14.073210	14.513895	3.13%	0
2015	14.437002	14.073210	-2.52%	0
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
2010	10.827476	11.942285	10.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.252372	15.877875	-7.97%	0
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	0
2015	14.968878	14.602141	-2.45%	0
2014	14.603300	14.968878	2.50%	0
2013	12.886464	14.603300	13.32%	0
2012	11.629948	12.886464	10.80%	0
2011	12.015974	11.629948	-3.21%	0
2010	10.724355	12.015974	12.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.777519	16.917783	-9.90%	0
2017	15.874465	18.777519	18.29%	0
2016	15.226975	15.874465	4.25%	0
2015	15.620484	15.226975	-2.52%	0
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
2010	10.476459	11.898578	13.57%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.760382	11.618281	-26.28%	139
2017	16.540153	15.760382	-4.71%	133
2016	12.641213	16.540153	30.84%	108
2015	16.277112	12.641213	-22.34%	119
2014	19.040356	16.277112	-14.51%	97
2013	15.650026	19.040356	21.66%	84
2012	15.248274	15.650026	2.63%	83
2011	16.412262	15.248274	-7.09%	76
2010	14.054514	16.412262	16.78%	79
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.977235	23.281508	-10.38%	230
2017	23.529291	25.977235	10.40%	235
2016	20.396102	23.529291	15.36%	769
2015	21.733564	20.396102	-6.15%	797
2014	20.443580	21.733564	6.31%	734
2013	16.319340	20.443580	25.27%	752
2012	14.226743	16.319340	14.71%	730
2011	14.422051	14.226743	-1.35%	285
2010	12.805864	14.422051	12.62%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.894091	31.117489	-2.43%	131
2017	24.138587	31.894091	32.13%	154
2016	24.495145	24.138587	-1.46%	835
2015	23.380750	24.495145	4.77%	822
2014	21.491087	23.380750	8.79%	814
2013	16.124534	21.491087	33.28%	851
2012	14.382815	16.124534	12.11%	850
2011	14.680492	14.382815	-2.03%	2,447
2010	12.093964	14.680492	21.39%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.433386	13.059648	-2.78%	563
2017	13.180598	13.433386	1.92%	526
2016	12.872430	13.180598	2.39%	478
2015	13.247709	12.872430	-2.83%	479
2014	12.799039	13.247709	3.51%	487
2013	13.336017	12.799039	-4.03%	484
2012	12.886699	13.336017	3.49%	372
2011	12.284691	12.886699	4.90%	331
2010	11.655600	12.284691	5.40%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	43.475075	36.307181	-16.49%	212
2017	36.801640	43.475075	18.13%	220
2016	33.550316	36.801640	9.69%	661
2015	34.801933	33.550316	-3.60%	654
2014	33.492090	34.801933	3.91%	652
2013	25.152950	33.492090	33.15%	645
2012	22.404753	25.152950	12.27%	663
2011	25.644353	22.404753	-12.63%	1,683
2010	20.352237	25.644353	26.00%	47
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.835075	20.671191	-16.77%	270
2017	19.494328	24.835075	27.40%	257
2016	20.997299	19.494328	-7.16%	670
2015	20.742119	20.997299	1.23%	626
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.038159	11.034557	-8.34%	0
2017	11.836697	12.038159	1.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.511207	11.961986	-11.47%	2,203
2017	12.311382	13.511207	9.75%	2,205
2016	11.099003	12.311382	10.92%	2,207
2015	12.075865	11.099003	-8.09%	2,210
2014	11.981099	12.075865	0.79%	12,497
2013	9.877544	11.981099	21.30%	13,255
2012	8.739564	9.877544	13.02%	13,257
2011	9.057230	8.739564	-3.51%	12,644
2010	8.382437	9.057230	8.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.790961	14.807394	-6.23%	0
2017	14.691182	15.790961	7.49%	0
2016	13.146530	14.691182	11.75%	0
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	0
2010	10.307392	11.381495	10.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.377835	32.763362	-14.63%	0
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	0
2011	21.223345	20.017536	-5.68%	0
2010	16.889459	21.223345	25.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.155821	9.145540	-0.11%	0
2017	9.165653	9.155821	-0.11%	0
2016	9.085217	9.165653	0.89%	0
2015	9.687708	9.085217	-6.22%	0
2014	9.707479	9.687708	-0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.361117	-6.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.001249	14.758302	-7.77%	116
2017	13.367066	16.001249	19.71%	121
2016	13.561506	13.367066	-1.43%	123
2015	13.695620	13.561506	-0.98%	121
2014	12.976990	13.695620	5.54%	125
2013	9.693522	12.976990	33.87%	127
2012*	10.000000	9.693522	-3.06%	135
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.114357	14.004804	-7.34%	220
2017	13.039207	15.114357	15.91%	221
2016	13.655295	13.039207	-4.51%	219
2015	15.202990	13.655295	-10.18%	203
2014	16.375548	15.202990	-7.16%	188
2013	13.353591	16.375548	22.63%	174
2012	11.434104	13.353591	16.79%	171
2011	12.573051	11.434104	-9.06%	168
2010	11.805310	12.573051	6.50%	96
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.697952	12.179463	-4.08%	0
2017	12.145221	12.697952	4.55%	0
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.109186	15.775967	-2.07%	0
2017	12.953034	16.109186	24.37%	0
2016	12.454962	12.953034	4.00%	0
2015	13.488862	12.454962	-7.66%	0
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.917987	38.790693	-0.33%	98
2017	30.546790	38.917987	27.40%	114
2016	30.574576	30.546790	-0.09%	125
2015	27.871410	30.574576	9.70%	129
2014	26.219945	27.871410	6.30%	148
2013	20.441302	26.219945	28.27%	154
2012	16.841270	20.441302	21.38%	145
2011	18.466169	16.841270	-8.80%	165
2010	17.696209	18.466169	4.35%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.905422	22.648750	-1.12%	432
2017	16.127631	22.905422	42.03%	432
2016	14.453724	16.127631	11.58%	432
2015	14.093946	14.453724	2.55%	432
2014	13.152135	14.093946	7.16%	432
2013	9.912337	13.152135	32.68%	432
2012*	10.000000	9.912337	-0.88%	432
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.078340	24.180359	-16.84%	52
2017	22.682524	29.078340	28.20%	48
2016	24.808265	22.682524	-8.57%	50
2015	27.758883	24.808265	-10.63%	46
2014	32.225426	27.758883	-13.86%	39
2013	28.773624	32.225426	12.00%	36
2012	25.942858	28.773624	10.91%	34
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.636132	8.488085	-20.20%	0
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.169310	15.571951	-3.69%	0
2017	13.059430	16.169310	23.81%	0
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.567039	28.606833	-12.16%	0
2017	28.317038	32.567039	15.01%	0
2016	25.394899	28.317038	11.51%	0
2015	26.157500	25.394899	-2.92%	0
2014	24.220258	26.157500	8.00%	0
2013	18.226412	24.220258	32.89%	0
2012	16.050085	18.226412	13.56%	0
2011	16.453716	16.050085	-2.45%	0
2010	15.096050	16.453716	8.99%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.117508	16.911259	-11.54%	0
2017	15.381252	19.117508	24.29%	0
2016	15.113680	15.381252	1.77%	0
2015	14.505331	15.113680	4.19%	0
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.400856	22.532742	-11.29%	0
2017	23.900966	25.400856	6.28%	0
2016	20.286872	23.900966	17.81%	0
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	0
2013	15.166777	19.571224	29.04%	0
2012	13.523452	15.166777	12.15%	0
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.560184	15.419156	-6.89%	3,751
2017	14.592513	16.560184	13.48%	3,780
2016	13.660106	14.592513	6.83%	3,946
2015	13.803048	13.660106	-1.04%	4,043
2014	13.415262	13.803048	2.89%	8,865
2013	11.103511	13.415262	20.82%	9,207
2012	9.791710	11.103511	13.40%	9,460
2011	9.899139	9.791710	-1.09%	7,329
2010	9.017389	9.899139	9.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.021538	10.683982	-3.06%	5,815
2017	10.895891	11.021538	1.15%	5,541
2016	10.830583	10.895891	0.60%	5,026
2015	11.077207	10.830583	-2.23%	5,012
2014	10.767219	11.077207	2.88%	4,921
2013	11.277224	10.767219	-4.52%	4,821
2012	10.963430	11.277224	2.86%	4,212
2011	10.580908	10.963430	3.62%	1,506
2010	10.186610	10.580908	3.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.211474	17.051206	-11.24%	104
2017	14.967326	19.211474	28.36%	99
2016	15.243379	14.967326	-1.81%	112
2015	14.599258	15.243379	4.41%	109
2014	14.628691	14.599258	-0.20%	4,449
2013	11.603661	14.628691	26.07%	4,764
2012	9.698831	11.603661	19.64%	4,765
2011	10.912299	9.698831	-11.12%	6,381
2010	10.004291	10.912299	9.08%	1,268

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.493829	18.976362	-2.65%	0
2017	15.564017	19.493829	25.25%	0
2016	14.560960	15.564017	6.89%	0
2015	13.960842	14.560960	4.30%	0
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.452943	15.769745	-4.15%	3,760
2017	13.768617	16.452943	19.50%	4,083
2016	12.646627	13.768617	8.87%	4,482
2015	12.766017	12.646627	-0.94%	4,590
2014	11.817868	12.766017	8.02%	10,500
2013	9.069012	11.817868	30.31%	11,198
2012	7.905590	9.069012	14.72%	11,761
2011	8.251065	7.905590	-4.19%	9,057
2010	7.586684	8.251065	8.76%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.200222	14.545268	-4.31%	0
2017	14.586039	15.200222	4.21%	0
2016	13.698399	14.586039	6.48%	0
2015	14.394015	13.698399	-4.83%	0
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	0
2010	11.832311	12.823431	8.38%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.597231	25.931558	-9.32%	0
2017	24.793514	28.597231	15.34%	0
2016	21.516811	24.793514	15.23%	0
2015	23.486289	21.516811	-8.39%	0
2014	22.001672	23.486289	6.75%	0
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	0
2010	13.260872	15.003144	13.14%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.046796	0.47%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.226477	20.175839	-4.95%	0
2017	20.287606	21.226477	4.63%	0
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	2,980
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.646102	16.275306	-7.77%	0
2017	15.211716	17.646102	16.00%	0
2016	14.096301	15.211716	7.91%	0
2015	14.444423	14.096301	-2.41%	0
2014	13.337464	14.444423	8.30%	0
2013	9.822647	13.337464	35.78%	0
2012	8.999172	9.822647	9.15%	0
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.703318	12.859374	-12.54%	0
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.401242	12.313123	-8.12%	0
2017	12.203261	13.401242	9.82%	0
2016	11.734820	12.203261	3.99%	0
2015	12.102530	11.734820	-3.04%	0
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	119
2010	8.716193	9.600233	10.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.862176	11.320809	-4.56%	48
2017	11.379985	11.862176	4.24%	52
2016	11.099563	11.379985	2.53%	73
2015	11.409824	11.099563	-2.72%	77
2014	11.266760	11.409824	1.27%	82
2013	10.956237	11.266760	2.83%	86
2012	10.400470	10.956237	5.34%	90
2011	10.464567	10.400470	-0.61%	94
2010	9.998153	10.464567	4.67%	98
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.784040	10.737306	-8.88%	0
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.101127	11.019021	-8.94%	0
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	0
2015	12.230698	11.858311	-3.04%	0
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	0
2010	8.437446	9.369473	11.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.007565	11.685156	-2.69%	0
2017	11.760398	12.007565	2.10%	0
2016	11.427752	11.760398	2.91%	0
2015	11.764565	11.427752	-2.86%	0
2014	11.468059	11.764565	2.59%	0
2013	11.956622	11.468059	-4.09%	0
2012	11.351786	11.956622	5.33%	0
2011	10.902664	11.351786	4.12%	0
2010	10.418934	10.902664	4.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.653236	12.015898	-11.99%	0
2017	11.817489	13.653236	15.53%	0
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.680312	11.453808	-9.67%	0
2017	11.366144	12.680312	11.56%	0
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	0
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	0
2013	15.170352	20.261702	33.56%	0
2012	13.072444	15.170352	16.05%	0
2011	13.680001	13.072444	-4.44%	0
2010	12.863456	13.680001	6.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	34.257563	27.641704	-19.31%	113
2017	24.751302	34.257563	38.41%	113
2016	23.497688	24.751302	5.34%	113
2015	28.624140	23.497688	-17.91%	113
2014	30.983954	28.624140	-7.62%	113
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.776998	11.534640	-2.06%	0
2017	11.771327	11.776998	0.05%	0
2016	11.922468	11.771327	-1.27%	943
2015	12.179045	11.922468	-2.11%	863
2014	11.884578	12.179045	2.48%	841
2013	12.639749	11.884578	-5.97%	773
2012	12.515767	12.639749	0.99%	610
2011	11.906618	12.515767	5.12%	0
2010	11.595134	11.906618	2.69%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.648847	8.592789	-0.65%	355
2017	8.787830	8.648847	-1.58%	340
2016	8.965995	8.787830	-1.99%	700
2015	9.148971	8.965995	-2.00%	636
2014	9.335684	9.148971	-2.00%	624
2013	9.526205	9.335684	-2.00%	574
2012	9.721147	9.526205	-2.01%	460
2011	9.918980	9.721147	-1.99%	181
2010	10.121394	9.918980	-2.00%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.929249	8.289295	-16.52%	0
2017	7.972666	9.929249	24.54%	0
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	0
2012	6.733779	7.603572	12.92%	0
2011	7.634417	6.733779	-11.80%	0
2010	6.893687	7.634417	10.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.745624	9.041989	-15.85%	0
2017	8.809699	10.745624	21.97%	0
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.622148	24.669824	-10.69%	0
2017	23.798245	27.622148	16.07%	0
2016	22.182352	23.798245	7.28%	0
2015	22.863296	22.182352	-2.98%	0
2014	22.222051	22.863296	2.89%	0
2013	17.819897	22.222051	24.70%	0
2012	15.689283	17.819897	13.58%	0
2011	16.663996	15.689283	-5.85%	0
2010	14.833793	16.663996	12.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.565890	15.445532	-6.76%	0
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	72
2010	12.041092	13.220057	9.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.792771	13.271680	-3.78%	0
2017	13.316716	13.792771	3.57%	0
2016	13.032072	13.316716	2.18%	0
2015	13.262927	13.032072	-1.74%	0
2014	13.026816	13.262927	1.81%	0
2013	12.679994	13.026816	2.74%	0
2012	12.302669	12.679994	3.07%	0
2011	12.195709	12.302669	0.88%	86
2010	11.752039	12.195709	3.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.718642	19.148783	-7.58%	0
2017	18.720277	20.718642	10.67%	0
2016	17.827801	18.720277	5.01%	0
2015	18.252744	17.827801	-2.33%	0
2014	17.707774	18.252744	3.08%	0
2013	15.492993	17.707774	14.30%	0
2012	14.267335	15.492993	8.59%	0
2011	14.563770	14.267335	-2.04%	0
2010	13.398560	14.563770	8.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.760099	22.387425	-9.58%	0
2017	21.652521	24.760099	14.35%	0
2016	20.365820	21.652521	6.32%	0
2015	20.934264	20.365820	-2.72%	0
2014	20.352612	20.934264	2.86%	0
2013	16.970293	20.352612	19.93%	0
2012	15.222735	16.970293	11.48%	0
2011	15.870272	15.222735	-4.08%	0
2010	14.351968	15.870272	10.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.194281	16.219729	-5.67%	0
2017	16.064433	17.194281	7.03%	0
2016	15.506993	16.064433	3.59%	0
2015	15.828312	15.506993	-2.03%	0
2014	15.420492	15.828312	2.64%	0
2013	14.240613	15.420492	8.29%	0
2012	13.450525	14.240613	5.87%	0
2011	13.447050	13.450525	0.03%	0
2010	12.644506	13.447050	6.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.637695	10.853926	-6.73%	0
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.900850	35.515470	-13.17%	0
2017	36.045369	40.900850	13.47%	0
2016	30.575273	36.045369	17.89%	0
2015	32.010520	30.575273	-4.48%	0
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	0
2010	16.835846	20.822591	23.68%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.836961	9.665295	-18.35%	919
2017	9.620947	11.836961	23.03%	919
2016	10.065558	9.620947	-4.42%	919
2015	10.338679	10.065558	-2.64%	919
2014	10.694285	10.338679	-3.33%	919
2013	9.012807	10.694285	18.66%	0
2013	9.012807	10.694285	18.66%	919
2012	7.961507	9.012807	13.20%	919
2011	8.988754	7.961507	-11.43%	919
2010	8.059411	8.988754	11.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.665755	13.499468	-19.00%	0
2017	13.877522	16.665755	20.09%	0
2016	13.488072	13.877522	2.89%	0
2015	14.540720	13.488072	-7.24%	0
2014	16.427257	14.540720	-11.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.748576	16.808868	-5.29%	5,285
2017	13.943453	17.748576	27.29%	5,285
2016	13.949614	13.943453	-0.04%	5,285
2015	13.802351	13.949614	1.07%	5,285
2014	12.786410	13.802351	7.95%	5,285
2013	9.706761	12.786410	31.73%	5,285
2012	8.528738	9.706761	13.81%	5,285
2011	8.993135	8.528738	-5.16%	6,218
2010	7.954801	8.993135	13.05%	954
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.804534	13.660176	-13.57%	0
2017	14.100960	15.804534	12.08%	0
2016	12.398508	14.100960	13.73%	0
2015	13.101821	12.398508	-5.37%	0
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	935
2010	7.820676	8.641256	10.49%	956
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.543834	15.979273	-8.92%	2,855
2017	14.037310	17.543834	24.98%	2,855
2016	13.505177	14.037310	3.94%	2,855
2015	13.828628	13.505177	-2.34%	2,855
2014	13.604811	13.828628	1.65%	2,855
2013	10.015678	13.604811	35.84%	2,855
2012	8.915007	10.015678	12.35%	2,855
2011	9.520352	8.915007	-6.36%	3,759
2010	7.681338	9.520352	23.94%	925

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.354997	17.321599	-14.90%	0
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	0
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	825
2010	8.524647	9.994435	17.24%	844
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.058394	24.335537	-10.06%	1,450
2017	22.149742	27.058394	22.16%	1,450
2016	20.915136	22.149742	5.90%	1,450
2015	21.229578	20.915136	-1.48%	1,450
2014	21.126635	21.229578	0.49%	1,450
2013	14.975638	21.126635	41.07%	1,450
2012	13.512761	14.975638	10.83%	1,450
2011	13.907761	13.512761	-2.84%	1,759
2010	11.343579	13.907761	22.60%	316
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	38.477892	31.247579	-18.79%	0
2017	36.100895	38.477892	6.58%	0
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	207
2010	16.425105	20.358457	23.95%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	0
2010	16.239254	19.890197	22.48%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.399955	25.797222	-2.28%	0
2017	22.401798	26.399955	17.85%	0
2016	20.563230	22.401798	8.94%	0
2015	20.844943	20.563230	-1.35%	0
2014	19.022554	20.844943	9.58%	0
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
2010	12.186641	13.522357	10.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.654170	12.836702	-5.99%	599
2017	13.125661	13.654170	4.03%	603
2016	12.495876	13.125661	5.04%	595
2015	13.515974	12.495876	-7.55%	597
2014	10.723935	13.515974	26.04%	594
2013	10.655105	10.723935	0.65%	616
2012	9.407227	10.655105	13.27%	588
2011	9.043639	9.407227	4.02%	592
2010	7.108237	9.043639	27.23%	135
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.555660	15.432075	-6.79%	0
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.822585	9.704021	-1.21%	0
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.838845	13.759664	-13.13%	0
2017	14.153951	15.838845	11.90%	0
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.026557	13.240240	-17.39%	317
2017	13.325336	16.026557	20.27%	302
2016	13.446598	13.325336	-0.90%	1,198
2015	14.278380	13.446598	-5.83%	1,096
2014	15.862133	14.278380	-9.98%	972
2013	13.477526	15.862133	17.69%	888
2012	11.502750	13.477526	17.17%	876
2011	13.402685	11.502750	-14.18%	268
2010	12.859919	13.402685	4.22%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.458398	9.362834	-1.01%	0
2017	9.565649	9.458398	-1.12%	0
2016	9.642762	9.565649	-0.80%	0
2015	9.821506	9.642762	-1.82%	0
2014	9.961196	9.821506	-1.40%	0
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	0
2010	9.717674	10.026637	3.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.328377	31.678367	-15.14%	0
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.883006	25.109749	-9.95%	0
2017	24.392445	27.883006	14.31%	0
2016	22.362245	24.392445	9.08%	0
2015	22.131050	22.362245	1.04%	0
2014	20.455224	22.131050	8.19%	0
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
2010	12.531309	14.224403	13.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.746044	34.841975	-12.34%	0
2017	35.602346	39.746044	11.64%	0
2016	30.871193	35.602346	15.33%	0
2015	33.545511	30.871193	-7.97%	0
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	0
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
2010	16.721060	20.165129	20.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.342655	9.645644	-6.74%	0
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	2,740
2013	12.706539	11.634658	-8.44%	2,942
2012	12.321835	12.706539	3.12%	2,942
2011	11.596615	12.321835	6.25%	3,247
2010	10.819270	11.596615	7.18%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.764172	10.572733	-1.78%	576
2017	10.847411	10.764172	-0.77%	544
2016	10.925600	10.847411	-0.72%	1,239
2015	11.125344	10.925600	-1.80%	1,140
2014	11.268074	11.125344	-1.27%	1,115
2013	11.524803	11.268074	-2.23%	1,039
2012	11.121145	11.524803	3.63%	830
2011	11.234258	11.121145	-1.01%	320
2010	10.898362	11.234258	3.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.631909	10.351959	-2.63%	770
2017	10.349729	10.631909	2.73%	717
2016	10.294407	10.349729	0.54%	1,746
2015	10.469358	10.294407	-1.67%	1,661
2014	10.255615	10.469358	2.08%	1,646
2013	10.684266	10.255615	-4.01%	1,558
2012	9.956927	10.684266	7.30%	1,233
2011*	10.000000	9.956927	-0.43%	467
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.270396	32.880627	-1.17%	90
2017	26.665728	33.270396	24.77%	99
2016	30.474032	26.665728	-12.50%	103
2015	27.648118	30.474032	10.22%	95
2014	21.499141	27.648118	28.60%	110
2013	14.575218	21.499141	47.50%	131
2012	11.353689	14.575218	28.37%	149
2011	10.494926	11.353689	8.18%	3,017
2010*	10.000000	10.494926	4.95%	119
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.199150	5.049243	-29.86%	213
2017	7.493374	7.199150	-3.93%	199
2016	5.331350	7.493374	40.55%	165
2015	8.196559	5.331350	-34.96%	180
2014	10.370399	8.196559	-20.96%	119
2013	9.594282	10.370399	8.09%	108
2012*	10.000000	9.594282	-4.06%	96
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.363868	5.175242	-29.72%	0
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.541154	27.340409	-0.73%	0
2017	22.327871	27.541154	23.35%	0
2016	21.144273	22.327871	5.60%	0
2015	22.216260	21.144273	-4.83%	0
2014	23.103587	22.216260	-3.84%	0
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0
2010	12.779480	15.877167	24.24%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.357828	11.208026	-9.30%	149
2017	11.040732	12.357828	11.93%	155
2016	10.909664	11.040732	1.20%	154
2015	11.290479	10.909664	-3.37%	141
2014	11.067087	11.290479	2.02%	62
2013	10.099288	11.067087	9.58%	61
2012*	10.000000	10.099288	0.99%	55
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.227133	33.354373	-17.08%	145
2017	36.408893	40.227133	10.49%	479
2016	29.799540	36.408893	22.18%	562
2015	32.276721	29.799540	-7.67%	1,142
2014	30.261854	32.276721	6.66%	1,164
2013	22.458355	30.261854	34.75%	17,201
2012	19.364694	22.458355	15.98%	17,348
2011	21.645669	19.364694	-10.54%	32,547
2010	17.465534	21.645669	23.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.537282	11.926630	-4.87%	1,136
2017	12.351936	12.537282	1.50%	1,136
2016	12.085906	12.351936	2.20%	1,136
2015	12.657600	12.085906	-4.52%	1,136
2014	12.516108	12.657600	1.13%	2,717
2013	13.969137	12.516108	-10.40%	3,737
2012	13.288066	13.969137	5.13%	11,238
2011	12.145743	13.288066	9.41%	18,894
2010	11.802059	12.145743	2.91%	11,926
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.692468	23.593780	-14.80%	0
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	2,392
2014	19.261251	21.918914	13.80%	2,392
2013	15.145649	19.261251	27.17%	3,000
2012	13.311218	15.145649	13.78%	3,023
2011	13.711769	13.311218	-2.92%	0
2010	11.771784	13.711769	16.48%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.589432	11.409599	-9.37%	2,349
2017	11.038366	12.589432	14.05%	2,349
2016	9.714392	11.038366	13.63%	2,349
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.061355	14.530599	-9.53%	14,088
2017	14.427148	16.061355	11.33%	14,022
2016	14.195594	14.427148	1.63%	14,024
2015	14.646763	14.195594	-3.08%	60,011
2014	14.677369	14.646763	-0.21%	63,308
2013	13.103201	14.677369	12.01%	68,672
2012	12.171792	13.103201	7.65%	28,427
2011	12.901996	12.171792	-5.66%	26,669
2010	12.006618	12.901996	7.46%	17,332
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.130826	10.837279	-17.47%	589
2017	11.658186	13.130826	12.63%	646
2016	10.336229	11.658186	12.79%	680
2015	10.830491	10.336229	-4.56%	17,419
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.272688	36.774684	-10.90%	132
2017	37.503708	41.272688	10.05%	144
2016	30.467372	37.503708	23.09%	159
2015	31.863244	30.467372	-4.38%	1,668
2014	30.961078	31.863244	2.91%	1,949
2013	22.474371	30.961078	37.76%	2,285
2012	19.835131	22.474371	13.31%	2,337
2011	20.146375	19.835131	-1.54%	398
2010	16.354284	20.146375	23.19%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.519423	27.493199	-6.86%	1,184
2017	24.874226	29.519423	18.67%	1,222
2016	22.797927	24.874226	9.11%	1,249
2015	23.086481	22.797927	-1.25%	6,681
2014	20.849501	23.086481	10.73%	7,210
2013	16.169811	20.849501	28.94%	7,084
2012	14.303996	16.169811	13.04%	6,423
2011	14.377214	14.303996	-0.51%	14,725
2010	12.821532	14.377214	12.13%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	926
2016	19.846568	20.914245	5.38%	1,110
2015	20.837798	19.846568	-4.76%	21,066
2014	19.739772	20.837798	5.56%	21,034
2013	16.687695	19.739772	18.29%	42,174
2012	15.477413	16.687695	7.82%	42,167
2011	14.538119	15.477413	6.46%	35,420
2010	12.907789	14.538119	12.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.327162	10.100426	-2.20%	4,800
2017	10.197053	10.327162	1.28%	4,800
2016	9.559951	10.197053	6.66%	4,800
2015	9.862874	9.559951	-3.07%	9,599
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
2010	10.776056	11.873459	10.18%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.030743	15.657816	-8.06%	5,199
2017	14.962036	17.030743	13.83%	5,399
2016	14.443940	14.962036	3.59%	8,559
2015	14.821828	14.443940	-2.55%	8,904
2014	14.474615	14.821828	2.40%	9,008
2013	12.785948	14.474615	13.21%	9,104
2012	11.551050	12.785948	10.69%	9,099
2011	11.946635	11.551050	-3.31%	1,406
2010	10.673348	11.946635	11.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.557870	11.457213	-26.36%	2,874
2017	16.344257	15.557870	-4.81%	2,874
2016	12.504226	16.344257	30.71%	2,874
2015	16.117204	12.504226	-22.42%	32,112
2014	18.872608	16.117204	-14.60%	31,634
2013	15.527989	18.872608	21.54%	51,365
2012	15.144867	15.527989	2.53%	51,437
2011	16.317591	15.144867	-7.19%	43,143
2010	13.987693	16.317591	16.66%	8,355
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.585818	22.907168	-10.47%	3,993
2017	23.198359	25.585818	10.29%	4,065
2016	20.129717	23.198359	15.24%	4,170
2015	21.471624	20.129717	-6.25%	4,744
2014	20.217816	21.471624	6.20%	3,904
2013	16.155606	20.217816	25.14%	4,067
2012	14.098424	16.155606	14.59%	4,168
2011	14.306539	14.098424	-1.45%	11,020
2010	12.716264	14.306539	12.51%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.413591	30.617218	-2.54%	2,834
2017	23.799118	31.413591	31.99%	3,114
2016	24.175276	23.799118	-1.56%	3,388
2015	23.099004	24.175276	4.66%	2,438
2014	21.253794	23.099004	8.68%	1,261
2013	15.962768	21.253794	33.15%	25,194
2012	14.253099	15.962768	12.00%	22,541
2011	14.562929	14.253099	-2.13%	37,036
2010	12.009351	14.562929	21.26%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.230944	12.849635	-2.88%	2,263
2017	12.995201	13.230944	1.81%	2,196
2016	12.704293	12.995201	2.29%	2,011
2015	13.088037	12.704293	-2.93%	2,023
2014	12.657694	13.088037	3.40%	2,632
2013	13.202218	12.657694	-4.12%	3,645
2012	12.770479	13.202218	3.38%	3,095
2011	12.186292	12.770479	4.79%	1,513
2010	11.574050	12.186292	5.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.820145	35.723508	-16.57%	894
2017	36.284131	42.820145	18.01%	1,236
2016	33.112218	36.284131	9.58%	1,346
2015	34.382591	33.112218	-3.69%	2,473
2014	33.122328	34.382591	3.80%	4,112
2013	24.900640	33.122328	33.02%	4,100
2012	22.202713	24.900640	12.15%	4,269
2011	25.439024	22.202713	-12.72%	1,366
2010	20.209885	25.439024	25.87%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.460845	20.338794	-16.85%	251
2017	19.220118	24.460845	27.27%	247
2016	20.723042	19.220118	-7.25%	265
2015	20.492118	20.723042	1.13%	685
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.604021	14.617081	-6.32%	8,255
2017	14.532036	15.604021	7.38%	8,255
2016	13.017354	14.532036	11.64%	8,255
2015	14.305828	13.017354	-9.01%	9,479
2014	13.967963	14.305828	2.42%	9,479
2013	12.521814	13.967963	11.55%	9,109
2012	11.354426	12.521814	10.28%	5,610
2011	11.327373	11.354426	0.24%	3,816
2010	10.268844	11.327373	10.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.799637	32.236596	-14.72%	146
2017	34.891526	37.799637	8.33%	355
2016	27.374044	34.891526	27.46%	399
2015	30.191621	27.374044	-9.33%	1,181
2014	30.664291	30.191621	-1.54%	1,148
2013	22.990371	30.664291	33.38%	1,134
2012	19.837005	22.990371	15.90%	1,228
2011	21.053389	19.837005	-5.78%	520
2010	16.771307	21.053389	25.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.112346	9.092780	-0.21%	1,305
2017	9.131417	9.112346	-0.21%	1,305
2016	9.060502	9.131417	0.78%	1,305
2015	9.671224	9.060502	-6.31%	2,471
2014	9.700854	9.671224	-0.31%	3,062
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.354726	-6.45%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.957046	9.252187	-7.08%	9,383
2017	9.809567	9.957046	1.50%	9,383
2016	10.068100	9.809567	-2.57%	9,383
2015	10.097385	10.068100	-0.29%	9,383
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.805622	12.811761	-13.47%	397
2017	13.189561	14.805622	12.25%	386
2016	11.904712	13.189561	10.79%	385
2015	12.703933	11.904712	-6.29%	391
2014	12.457051	12.703933	1.98%	166
2013	9.904825	12.457051	25.77%	1,985
2012*	10.000000	9.904825	-0.95%	167
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.908849	14.658004	-7.86%	0
2017	13.303405	15.908849	19.58%	0
2016	13.510672	13.303405	-1.53%	0
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.981312	13.867274	-7.44%	5,445
2017	12.937600	14.981312	15.80%	5,451
2016	13.562685	12.937600	-4.61%	5,455
2015	15.115308	13.562685	-10.27%	32,084
2014	16.297741	15.115308	-7.26%	35,052
2013	13.303702	16.297741	22.51%	35,805
2012	11.403036	13.303702	16.67%	34,332
2011	12.551668	11.403036	-9.15%	2,577
2010	11.797263	12.551668	6.39%	35,916
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.624780	12.096854	-4.18%	1,079
2017	12.087526	12.624780	4.44%	1,095
2016	10.626022	12.087526	13.75%	1,085
2015	11.609166	10.626022	-8.47%	1,875
2014	11.636539	11.609166	-0.24%	1,790
2013	10.756707	11.636539	8.18%	2,187
2012*	10.000000	10.756707	7.57%	2,213

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.016357	15.668950	-2.17%	1,080
2017	12.891506	16.016357	24.24%	1,187
2016	12.408419	12.891506	3.89%	1,253
2015	13.452185	12.408419	-7.76%	2,414
2014	12.738315	13.452185	5.60%	1,317
2013	10.013576	12.738315	27.21%	3,875
2012*	10.000000	10.013576	0.14%	2,427
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.856624	9.524387	-3.37%	3,943
2017	9.740863	9.856624	1.19%	3,403
2016	9.732986	9.740863	0.08%	3,045
2015*	10.000000	9.732986	-2.67%	2,933
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.331710	38.167114	-0.43%	134
2017	30.117230	38.331710	27.28%	158
2016	30.175337	30.117230	-0.19%	176
2015	27.535550	30.175337	9.59%	39,607
2014	25.930457	27.535550	6.19%	16,675
2013	20.236256	25.930457	28.14%	17,264
2012	16.689381	20.236256	21.25%	19,619
2011	18.318292	16.689381	-8.89%	429
2010	17.572410	18.318292	4.24%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.773268	22.494959	-1.22%	124
2017	16.050898	22.773268	41.88%	124
2016	14.399596	16.050898	11.47%	3,654
2015	14.055504	14.399596	2.45%	17,486
2014	13.129661	14.055504	7.05%	13,956
2013	9.905487	13.129661	32.55%	13,832
2012*	10.000000	9.905487	-0.95%	12,783
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	1,564
2013	28.484938	31.869561	11.88%	1,480
2012	25.708882	28.484938	10.80%	1,475
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	2,504
2014	14.064242	12.736892	-9.44%	2,504
2013	10.172689	14.064242	38.25%	3,406
2012*	10.000000	10.172689	1.73%	1,776
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.076443	28.146963	-12.25%	875
2017	27.918863	32.076443	14.89%	817
2016	25.063313	27.918863	11.39%	857
2015	25.842325	25.063313	-3.01%	1,376
2014	23.952869	25.842325	7.89%	467
2013	18.043582	23.952869	32.75%	3,068
2012	15.905352	18.043582	13.44%	1,745
2011	16.321966	15.905352	-2.55%	0
2010	14.990464	16.321966	8.88%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.968719	16.762409	-11.63%	1,830
2017	15.277072	18.968719	24.16%	2,536
2016	15.026600	15.277072	1.67%	2,690
2015	14.436485	15.026600	4.09%	16,286
2014	14.580986	14.436485	-0.99%	3,697
2013	11.668920	14.580986	24.96%	8,008
2012	10.281748	11.668920	13.49%	7,916
2011	10.691901	10.281748	-3.84%	12,427
2010*	10.000000	10.691901	6.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.476441	16.787329	-9.14%	3,666
2017	16.058345	18.476441	15.06%	3,990
2016	14.775883	16.058345	8.68%	4,186
2015	16.258144	14.775883	-9.12%	4,494
2014	16.956943	16.258144	-4.12%	6,025
2013	13.129492	16.956943	29.15%	5,847
2012	10.937073	13.129492	20.05%	6,193
2011	11.273901	10.937073	-2.99%	4,794
2010*	10.000000	11.273901	12.74%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.177275	22.311475	-11.38%	76
2017	23.714716	25.177275	6.17%	76
2016	20.149278	23.714716	17.70%	71
2015	21.538248	20.149278	-6.45%	77
2014	19.478221	21.538248	10.58%	33
2013	15.110100	19.478221	28.91%	35
2012	13.486709	15.110100	12.04%	36
2011	13.708726	13.486709	-1.62%	0
2010	12.375076	13.708726	10.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.364238	15.221069	-6.99%	134,027
2017	14.434525	16.364238	13.37%	139,190
2016	13.525972	14.434525	6.72%	158,466
2015	13.681474	13.525972	-1.14%	191,648
2014	13.310690	13.681474	2.79%	210,727
2013	11.028213	13.310690	20.70%	220,943
2012	9.735254	11.028213	13.28%	221,646
2011	9.852092	9.735254	-1.19%	102,708
2010	8.983685	9.852092	9.67%	48,416
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.891119	10.546731	-3.16%	47,224
2017	10.777935	10.891119	1.05%	49,426
2016	10.724241	10.777935	0.50%	61,062
2015	10.979650	10.724241	-2.33%	94,227
2014	10.683291	10.979650	2.77%	95,980
2013	11.200755	10.683291	-4.62%	96,319
2012	10.900226	11.200755	2.76%	84,805
2011	10.530616	10.900226	3.51%	16,252
2010	10.148537	10.530616	3.76%	27,647
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.984142	16.832134	-11.34%	2,981
2017	14.805268	18.984142	28.23%	3,362
2016	15.093694	14.805268	-1.91%	3,644
2015	14.470660	15.093694	4.31%	49,524
2014	14.514649	14.470660	-0.30%	46,547
2013	11.524943	14.514649	25.94%	77,645
2012	9.642894	11.524943	19.52%	79,827
2011	10.860433	9.642894	-11.21%	51,769
2010	9.966894	10.860433	8.97%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.263039	18.732446	-2.75%	2,781
2017	15.395409	19.263039	25.12%	2,832
2016	14.417891	15.395409	6.78%	1,604
2015	13.837801	14.417891	4.19%	1,651
2014	13.079528	13.837801	5.80%	3,288
2013	10.307778	13.079528	26.89%	3,433
2012	8.968657	10.307778	14.93%	3,635
2011	9.611252	8.968657	-6.69%	2,724
2010	8.306090	9.611252	15.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.274784	15.582979	-4.25%	28,151
2017	13.633401	16.274784	19.37%	33,844
2016	12.535173	13.633401	8.76%	51,419
2015	12.666441	12.535173	-1.04%	82,557
2014	11.737675	12.666441	7.91%	91,369
2013	9.016676	11.737675	30.18%	98,998
2012	7.868002	9.016676	14.60%	111,105
2011	8.220211	7.868002	-4.28%	23,185
2010	7.566033	8.220211	8.65%	39,849
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.971224	14.311442	-4.41%	842
2017	14.380930	14.971224	4.10%	2,526
2016	13.519510	14.380930	6.37%	2,522
2015	14.220555	13.519510	-4.93%	2,595
2014	13.982557	14.220555	1.70%	1,745
2013	14.444925	13.982557	-3.20%	6,913
2012	13.145245	14.444925	9.89%	1,552
2011	12.720750	13.145245	3.34%	6,950
2010	11.749549	12.720750	8.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.166348	25.514619	-9.41%	2,316
2017	24.444797	28.166348	15.22%	2,316
2016	21.235775	24.444797	15.11%	2,316
2015	23.203218	21.235775	-8.48%	2,316
2014	21.758697	23.203218	6.64%	1,442
2013	16.426574	21.758697	32.46%	3,075
2012	14.199541	16.426574	15.68%	1,384
2011	14.882969	14.199541	-4.59%	0
2010	13.168073	14.882969	13.02%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.039934	0.40%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.906675	19.851464	-5.05%	5,619
2017	20.002296	20.906675	4.52%	5,619
2016	17.896590	20.002296	11.77%	5,619
2015	18.769942	17.896590	-4.65%	12,710
2014	18.695763	18.769942	0.40%	7,985
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.374200	15.225735	-7.01%	425
2017	13.405191	16.374200	22.15%	509
2016	12.058722	13.405191	11.17%	622
2015	12.466092	12.058722	-3.27%	1,077
2014	11.949694	12.466092	4.32%	1,769
2013	8.503886	11.949694	40.52%	1,905
2012	7.435009	8.503886	14.38%	2,298
2011	8.596188	7.435009	-13.51%	2,332
2010	7.609657	8.596188	12.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.472844	16.098965	-7.86%	939
2017	15.077691	17.472844	15.89%	1,046
2016	13.986333	15.077691	7.80%	1,189
2015	14.346379	13.986333	-2.51%	1,327
2014	13.260465	14.346379	8.19%	1,414
2013	9.775903	13.260465	35.64%	1,604
2012	8.965523	9.775903	9.04%	1,922
2011	9.466608	8.965523	-5.29%	2,030
2010	7.825648	9.466608	20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.269685	12.179739	-8.21%	41,968
2017	12.095767	13.269685	9.71%	43,044
2016	11.643302	12.095767	3.89%	44,667
2015	12.020417	11.643302	-3.14%	46,692
2014	11.772357	12.020417	2.11%	48,968
2013	10.487632	11.772357	12.25%	49,605
2012	9.646172	10.487632	8.72%	52,932
2011	9.986977	9.646172	-3.41%	43,433
2010	9.239626	9.986977	8.09%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.097627	12.673830	-10.10%	60,324
2017	12.433854	14.097627	13.38%	62,617
2016	11.833410	12.433854	5.07%	64,309
2015	12.250041	11.833410	-3.40%	70,186
2014	11.951410	12.250041	2.50%	87,183
2013	10.068560	11.951410	18.70%	91,921
2012	9.050311	10.068560	11.25%	122,242
2011	9.574150	9.050311	-5.47%	74,129
2010	8.701376	9.574150	10.03%	25,077
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.745729	11.198174	-4.66%	7,537
2017	11.279754	11.745729	4.13%	7,821
2016	11.013008	11.279754	2.42%	8,255
2015	11.332415	11.013008	-2.82%	4,791
2014	11.201751	11.332415	1.17%	5,684
2013	10.904150	11.201751	2.73%	5,736
2012	10.361633	10.904150	5.24%	5,605
2011	10.436119	10.361633	-0.71%	2,814
2010	9.981148	10.436119	4.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.719987	12.478483	-9.05%	50,714
2017	12.295793	13.719987	11.58%	53,368
2016	11.765889	12.295793	4.50%	59,646
2015	12.147767	11.765889	-3.14%	63,776
2014	11.866058	12.147767	2.37%	208,253
2013	10.288671	11.866058	15.33%	208,342
2012	9.352918	10.288671	10.00%	213,430
2011	9.781278	9.352918	-4.38%	152,179
2010	8.970926	9.781278	9.03%	13,390

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.813410	11.945377	-6.77%	35,099
2017	11.910091	12.813410	7.58%	36,434
2016	11.476508	11.910091	3.78%	38,088
2015	11.848909	11.476508	-3.14%	40,012
2014	11.628374	11.848909	1.90%	41,566
2013	10.677747	11.628374	8.90%	42,640
2012	9.911812	10.677747	7.73%	43,376
2011	10.151402	9.911812	-2.36%	30,717
2010	9.509979	10.151402	6.74%	10,600
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.889720	11.558611	-2.78%	1,947
2017	11.656840	11.889720	2.00%	1,947
2016	11.338656	11.656840	2.81%	1,947
2015	11.684768	11.338656	-2.96%	1,947
2014	11.401917	11.684768	2.48%	1,947
2013	11.899810	11.401917	-4.18%	1,947
2012	11.309423	11.899810	5.22%	1,947
2011	10.873028	11.309423	4.01%	18,482
2010	10.401215	10.873028	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.588381	11.946547	-12.08%	0
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.620093	11.387718	-9.77%	0
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.680130	26.678079	-3.62%	223
2017	22.249393	27.680130	24.41%	1,526
2016	21.994125	22.249393	1.16%	1,815
2015	21.432335	21.994125	2.62%	1,041
2014	20.165435	21.432335	6.28%	3,241
2013	15.113690	20.165435	33.42%	3,425
2012	13.036939	15.113690	15.93%	3,637
2011	13.656746	13.036939	-4.54%	1,502
2010	12.854703	13.656746	6.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.741448	27.197282	-19.40%	351
2017	24.403185	33.741448	38.27%	351
2016	23.190795	24.403185	5.23%	351
2015	28.279190	23.190795	-17.99%	19,155
2014	30.641852	28.279190	-7.71%	24,750
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.599537	11.349180	-2.16%	719
2017	11.605754	11.599537	-0.05%	719
2016	11.766749	11.605754	-1.37%	719
2015	12.032256	11.766749	-2.21%	719
2014	11.753335	12.032256	2.37%	719
2013	12.512938	11.753335	-6.07%	719
2012	12.402888	12.512938	0.89%	719
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.518196	8.454297	-0.75%	8,691
2017	8.663894	8.518196	-1.68%	11,074
2016	8.848554	8.663894	-2.09%	10,948
2015	9.038357	8.848554	-2.10%	11,539
2014	9.232234	9.038357	-2.10%	7,541
2013	9.430266	9.232234	-2.10%	7,196
2012	9.633102	9.430266	-2.11%	18,958
2011	9.839155	9.633102	-2.09%	55,680
2010	10.050193	9.839155	-2.10%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.618377	8.925745	-15.94%	742
2017	8.714238	10.618377	21.85%	775
2016	8.854338	8.714238	-1.58%	828
2015	9.171695	8.854338	-3.46%	817
2014	9.986411	9.171695	-8.16%	666
2013	8.429405	9.986411	18.47%	615
2012	7.284044	8.429405	15.72%	634
2011	8.537033	7.284044	-14.68%	1,732
2010	8.119311	8.537033	5.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.205952	24.273171	-10.78%	0
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
2010	14.730000	16.530524	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.420068	15.293852	-6.86%	21,245
2017	15.091454	16.420068	8.80%	21,872
2016	14.500350	15.091454	4.08%	22,933
2015	14.837165	14.500350	-2.27%	24,374
2014	14.490979	14.837165	2.39%	25,355
2013	13.049928	14.490979	11.04%	25,382
2012	12.186662	13.049928	7.08%	23,614
2011	12.338344	12.186662	-1.23%	19,724
2010	11.476527	12.338344	7.51%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.569339	17.916533	-8.45%	53,397
2017	17.409706	19.569339	12.40%	55,123
2016	16.504731	17.409706	5.48%	56,509
2015	16.948937	16.504731	-2.62%	58,523
2014	16.454880	16.948937	3.00%	56,763
2013	14.065705	16.454880	16.99%	54,312
2012	12.800099	14.065705	9.89%	53,682
2011	13.197581	12.800099	-3.01%	38,414
2010	12.032881	13.197581	9.68%	21,418
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.584982	13.058321	-3.88%	7,961
2017	13.129456	13.584982	3.47%	8,329
2016	12.861902	13.129456	2.08%	8,934
2015	13.103123	12.861902	-1.84%	5,577
2014	12.882997	13.103123	1.71%	5,683
2013	12.552822	12.882997	2.63%	5,688
2012	12.191753	12.552822	2.96%	11,493
2011	12.098070	12.191753	0.77%	2,855
2010	11.669859	12.098070	3.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.406487	18.840932	-7.67%	33,979
2017	18.457007	20.406487	10.56%	35,096
2016	17.594988	18.457007	4.90%	36,393
2015	18.032786	17.594988	-2.43%	38,015
2014	17.512259	18.032786	2.97%	45,741
2013	15.337575	17.512259	14.18%	46,445
2012	14.138667	15.337575	8.48%	47,343
2011	14.447136	14.138667	-2.14%	25,158
2010	13.304813	14.447136	8.59%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	0
2012	15.085484	16.800084	11.37%	0
2011	15.743222	15.085484	-4.18%	0
2010	14.251599	15.743222	10.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.935291	15.959013	-5.76%	6,716
2017	15.838568	16.935291	6.92%	7,110
2016	15.304545	15.838568	3.49%	13,039
2015	15.637618	15.304545	-2.13%	13,875
2014	15.250271	15.637618	2.54%	14,301
2013	14.097796	15.250271	8.17%	14,415
2012	13.329259	14.097796	5.77%	9,218
2011	13.339394	13.329259	-0.08%	5,147
2010	12.556065	13.339394	6.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.284670	34.944499	-13.26%	623
2017	35.538473	40.284670	13.36%	636
2016	30.175994	35.538473	17.77%	94
2015	31.624771	30.175994	-4.58%	804
2014	29.522061	31.624771	7.12%	939
2013	22.664722	29.522061	30.26%	16,472
2012	19.708343	22.664722	15.00%	16,503
2011	20.655840	19.708343	-4.59%	26,645
2010	16.718064	20.655840	23.55%	52

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.720764	9.560578	-18.43%	4,856
2017	9.536194	11.720764	22.91%	4,337
2016	9.987045	9.536194	-4.51%	4,362
2015	10.268527	9.987045	-2.74%	4,764
2014	10.632574	10.268527	-3.42%	5,101
2013	8.969949	10.632574	18.54%	4,928
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	4,914
2011	8.964302	7.931754	-11.52%	4,753
2010	8.045694	8.964302	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.418082	13.285188	-19.08%	4,860
2017	13.685193	16.418082	19.97%	4,456
2016	13.314687	13.685193	2.78%	4,701
2015	14.368478	13.314687	-7.33%	4,772
2014	16.249274	14.368478	-11.57%	4,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.574365	16.626792	-5.39%	11,022
2017	13.820636	17.574365	27.16%	12,035
2016	13.840824	13.820636	-0.15%	12,373
2015	13.708690	13.840824	0.96%	12,684
2014	12.712618	13.708690	7.84%	13,305
2013	9.660589	12.712618	31.59%	13,891
2012	8.496867	9.660589	13.70%	13,794
2011	8.968663	8.496867	-5.26%	14,536
2010	7.941252	8.968663	12.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.649439	13.512239	-13.66%	9,916
2017	13.976794	15.649439	11.97%	11,562
2016	12.301852	13.976794	13.62%	11,919
2015	13.012971	12.301852	-5.46%	14,032
2014	12.057068	13.012971	7.93%	15,249
2013	9.120782	12.057068	32.19%	16,111
2012	7.923076	9.120782	15.12%	24,922
2011	8.617750	7.923076	-8.06%	16,783
2010	7.807353	8.617750	10.38%	253
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.371638	15.806187	-9.01%	3,646
2017	13.913676	17.371638	24.85%	3,839
2016	13.399857	13.913676	3.83%	3,885
2015	13.734813	13.399857	-2.44%	1,891
2014	13.526317	13.734813	1.54%	2,097
2013	9.968046	13.526317	35.70%	1,991
2012	8.881687	9.968046	12.23%	6,302
2011	9.494444	8.881687	-6.45%	2,020
2010	7.668251	9.494444	23.81%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.155167	17.133925	-14.99%	2,390
2017	18.083617	20.155167	11.46%	2,365
2016	15.706927	18.083617	15.13%	2,335
2015	16.520612	15.706927	-4.93%	2,726
2014	14.420566	16.520612	14.56%	2,885
2013	10.856424	14.420566	32.83%	3,060
2012	9.531795	10.856424	13.90%	3,344
2011	9.967239	9.531795	-4.37%	3,381
2010	8.510135	9.967239	17.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.650753	23.944300	-10.16%	73
2017	21.838250	26.650753	22.04%	71
2016	20.642024	21.838250	5.80%	77
2015	20.973774	20.642024	-1.58%	75
2014	20.893389	20.973774	0.38%	34
2013	14.825411	20.893389	40.93%	22,765
2012	13.390907	14.825411	10.71%	22,770
2011	13.796402	13.390907	-2.94%	38,560
2010	11.264231	13.796402	22.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.898214	30.745213	-18.87%	1,574
2017	35.593238	37.898214	6.48%	1,552
2016	28.941373	35.593238	22.98%	1,574
2015	31.546364	28.941373	-8.26%	1,729
2014	30.181215	31.546364	4.52%	1,905
2013	22.016351	30.181215	37.09%	1,864
2012	18.693871	22.016351	17.77%	2,011
2011	20.195437	18.693871	-7.44%	1,646
2010	16.310202	20.195437	23.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.508861	30.297870	-14.68%	1,132
2017	32.039348	35.508861	10.83%	1,188
2016	26.704411	32.039348	19.98%	1,214
2015	27.804245	26.704411	-3.96%	1,244
2014	28.243703	27.804245	-1.56%	1,037
2013	20.525741	28.243703	37.60%	959
2012	18.196320	20.525741	12.80%	1,011
2011	19.730922	18.196320	-7.78%	1,032
2010	16.125661	19.730922	22.36%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.002203	25.382468	-2.38%	426
2017	22.086735	26.002203	17.73%	515
2016	20.294666	22.086735	8.83%	552
2015	20.593711	20.294666	-1.45%	585
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.520128	12.697641	-6.08%	3,188
2017	13.010033	13.520128	3.92%	3,011
2016	12.398394	13.010033	4.93%	2,683
2015	13.424239	12.398394	-7.64%	2,811
2014	10.662014	13.424239	25.91%	3,888
2013	10.604401	10.662014	0.54%	3,708
2012	9.372044	10.604401	13.15%	9,560
2011	9.019006	9.372044	3.91%	11,567
2010	7.096102	9.019006	27.10%	118
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.477078	15.343061	-6.88%	2,097
2017	13.882846	16.477078	18.69%	2,372
2016	12.729155	13.882846	9.06%	2,512
2015	12.880755	12.729155	-1.18%	2,694
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.726190	9.598924	-1.31%	1,467
2017	9.779813	9.726190	-0.55%	3,940
2016	9.746170	9.779813	0.35%	3,810
2015	9.989310	9.746170	-2.43%	3,645
2014	10.153430	9.989310	-1.62%	2,490
2013	10.360309	10.153430	-2.00%	5,946
2012	10.222898	10.360309	1.34%	2,131
2011	10.307783	10.222898	-0.82%	1,955
2010	10.280127	10.307783	0.27%	12,043
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.763633	13.680263	-13.22%	3,417
2017	14.101088	15.763633	11.79%	3,426
2016	11.915751	14.101088	18.34%	2,011
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.885432	13.110174	-17.47%	3,071
2017	13.221437	15.885432	20.15%	3,418
2016	13.355354	13.221437	-1.00%	3,708
2015	14.195994	13.355354	-5.92%	3,543
2014	15.786737	14.195994	-10.08%	3,412
2013	13.427157	15.786737	17.57%	3,230
2012	11.471486	13.427157	17.05%	3,373
2011	13.379897	11.471486	-14.26%	4,444
2010	12.851162	13.379897	4.11%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.315879	9.212286	-1.11%	244
2017	9.431108	9.315879	-1.22%	245
2016	9.516823	9.431108	-0.90%	239
2015	9.703145	9.516823	-1.92%	239
2014	9.851201	9.703145	-1.50%	254
2013	10.000830	9.851201	-1.50%	255
2012	9.766160	10.000830	2.40%	243
2011	9.946344	9.766160	-1.81%	3,099
2010	9.649687	9.946344	3.07%	6,272
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.765929	31.169002	-15.22%	562
2017	27.546915	36.765929	33.47%	557
2016	28.180468	27.546915	-2.25%	572
2015	27.765351	28.180468	1.50%	894
2014	27.789621	27.765351	-0.09%	846
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.462926	24.706065	-10.04%	853
2017	24.049417	27.462926	14.19%	882
2016	22.070227	24.049417	8.97%	954
2015	21.864353	22.070227	0.94%	1,868
2014	20.229362	21.864353	8.08%	5,916
2013	15.720688	20.229362	28.68%	6,312
2012	13.771324	15.720688	14.16%	6,486
2011	14.110498	13.771324	-2.40%	3,356
2010	12.443640	14.110498	13.40%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.147128	34.281717	-12.43%	523
2017	35.101577	39.147128	11.53%	670
2016	30.467967	35.101577	15.21%	757
2015	33.141181	30.467967	-8.07%	16,147
2014	30.318552	33.141181	9.31%	16,116
2013	22.022269	30.318552	37.67%	16,812
2012	19.117619	22.022269	15.19%	16,982
2011	20.003588	19.117619	-4.43%	1,254
2010	16.604042	20.003588	20.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.110915	10.283854	-7.44%	9,919
2017	10.009415	11.110915	11.00%	9,932
2016	9.054938	10.009415	10.54%	9,930
2015	10.185033	9.054938	-11.10%	11,263
2014	10.356420	10.185033	-1.65%	50,195
2013	10.567028	10.356420	-1.99%	51,632
2012*	10.000000	10.567028	5.67%	51,674
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.286190	10.597866	-6.10%	6,080
2017	10.410114	11.286190	8.42%	6,080
2016	10.332793	10.410114	0.75%	6,080
2015	11.370305	10.332793	-9.12%	6,080
2014	11.579356	11.370305	-1.81%	6,080
2013	12.659052	11.579356	-8.53%	6,080
2012	12.288357	12.659052	3.02%	12,276
2011	11.576880	12.288357	6.15%	20,826
2010	10.811888	11.576880	7.08%	2,917
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.669394	10.468896	-1.88%	11,585
2017	10.762842	10.669394	-0.87%	11,383
2016	10.851466	10.762842	-0.82%	10,846
2015	11.061140	10.851466	-1.90%	11,599
2014	11.214499	11.061140	-1.37%	12,315
2013	11.481716	11.214499	-2.33%	13,035
2012	11.090916	11.481716	3.52%	22,070
2011	11.215134	11.090916	-1.11%	18,154
2010	10.890926	11.215134	2.98%	0

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.559840	10.271245	-2.73%	18,418
2017	10.290055	10.559840	2.62%	21,588
2016	10.245476	10.290055	0.44%	21,165
2015	10.430246	10.245476	-1.77%	28,487
2014	10.227743	10.430246	1.98%	25,878
2013	10.666107	10.227743	-4.11%	25,977
2012	9.950190	10.666107	7.20%	29,198
2011*	10.000000	9.950190	-0.50%	20,473
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.011409	32.591174	-1.27%	2,032
2017	26.485092	33.011409	24.64%	2,052
2016	30.298435	26.485092	-12.59%	2,064
2015	27.516881	30.298435	10.11%	18,347
2014	21.418935	27.516881	28.47%	10,659
2013	14.535657	21.418935	47.35%	11,026
2012	11.334453	14.535657	28.24%	11,199
2011	10.487823	11.334453	8.07%	10,152
2010*	10.000000	10.487823	4.88%	11,553
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.157643	5.014977	-29.94%	815
2017	7.457756	7.157643	-4.02%	721
2016	5.311412	7.457756	40.41%	657
2015	8.174268	5.311412	-35.02%	35,308
2014	10.352783	8.174268	-21.04%	47,068
2013	9.587752	10.352783	7.98%	46,317
2012*	10.000000	9.587752	-4.12%	34,873
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.321348	5.140071	-29.79%	226
2017	7.607117	7.321348	-3.76%	226
2016	5.406589	7.607117	40.70%	226
2015	8.298338	5.406589	-34.85%	226
2014	10.478347	8.298338	-20.80%	889
2013	9.683111	10.478347	8.21%	31,036
2012*	10.000000	9.683111	-3.17%	52,846

Maximum Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.174620	26.948846	-0.83%	229
2017	22.053161	27.174620	23.22%	264
2016	20.905410	22.053161	5.49%	286
2015	21.987735	20.905410	-4.92%	20,049
2014	22.889291	21.987735	-3.94%	19,754
2013	15.562679	22.889291	47.08%	40,791
2012	14.737338	15.562679	5.60%	40,791
2011	15.778157	14.737338	-6.60%	36,006
2010	12.712743	15.778157	24.11%	0

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1) (1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2) (1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF) (1)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2) (1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD) (1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA) (1)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statement of changes in contract owners’ equity for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - International Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 22, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio - SC 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

LORD ABBETT FUNDS

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - NVI Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of operations for the period from January 1, 2018 to April 27, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation) and the year ended December 31, 2017.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Strategic Income Fund: Advisor Shares (GVSIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS

IVY VIP - Energy: Class II (WRENG)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth & Income Fund: Class IB (PVGIB)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 28, 2017 (liquidation).

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (FTVHI2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
1,699,622 shares (cost $33,230,756)	$28,400,687
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
3,785,229 shares (cost $63,994,672)	64,992,374
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
3,994,194 shares (cost $130,088,259)	195,635,626
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2,456,040 shares (cost $98,295,419)	120,468,761
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
1,050,520 shares (cost $34,997,384)	32,282,486
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
636,401 shares (cost $26,034,379)	22,808,611
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2,250,675 shares (cost $92,769,293)	79,876,456
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
20,179 shares (cost $947,003)	797,669
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
423,724 shares (cost $10,295,081)	11,876,980
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
73,333 shares (cost $4,321,613)	4,025,958
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
1,194,248 shares (cost $16,144,148)	12,802,336
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2,802,530 shares (cost $15,080,900)	13,087,816
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
20,846 shares (cost $238,289)	197,416
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
1,315,694 shares (cost $19,474,712)	15,775,170
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
927,446 shares (cost $10,620,261)	9,728,908
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
452,031 shares (cost $5,298,265)	4,832,208
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
633,523 shares (cost $7,559,039)	6,905,403
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
17,778 shares (cost $331,270)	323,737
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
35,783 shares (cost $409,492)	357,115
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
145,295 shares (cost $3,819,645)	3,972,362
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
48,565 shares (cost $708,728)	596,867
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
4,113 shares (cost $48,675)	48,982
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
1,178,064 shares (cost $14,025,334)	13,924,713
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
41,153 shares (cost $830,789)	696,717
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
5,276,323 shares (cost $104,448,627)	88,378,404
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,442 shares (cost $22,860)	18,486
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
4,517 shares (cost $50,000)	50,000

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
162,294 shares (cost $1,644,094)	1,567,761
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
3,583,309 shares (cost $25,189,128)	25,405,661
AC VP Inc - AC VP CAF: Class I (ACVCA)
1,872 shares (cost $27,011)	26,521
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
1,422,591 shares (cost $12,589,491)	12,831,772
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
344,642 shares (cost $3,081,800)	3,108,670
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
21,899,871 shares (cost $231,296,215)	211,114,757
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
642 shares (cost $6,924)	6,123
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
533,737 shares (cost $10,619,288)	9,772,717
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
7,741,521 shares (cost $148,905,132)	141,824,656
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
6,850 shares (cost $145,228)	145,768
AFIS(R) - Growth Fund: Class 1 (AFGF)
132,390 shares (cost $8,775,231)	9,262,020
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
43,708 shares (cost $438,929)	408,229
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
57,143,103 shares (cost $684,211,041)	698,288,718
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
20,507 shares (cost $371,321)	356,820
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
17,008 shares (cost $220,525)	207,325
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
54,134 shares (cost $663,586)	646,359
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
12,621 shares (cost $126,715)	118,005
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
3,355,019 shares (cost $24,372,961)	22,814,132
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
26,079,927 shares (cost $305,367,209)	297,050,370
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
19,844,278 shares (cost $212,466,992)	201,419,417
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
24,391,160 shares (cost $358,124,037)	315,865,517
Schwab Gov MM Portfolio(TM) (CHSMM)
5,093,142 shares (cost $5,093,142)	5,093,142
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
469,786 shares (cost $3,139,483)	2,889,183
DE VIPT - DE VIP Value Series: SC (DWVVLS)
83,738 shares (cost $2,462,034)	2,361,401
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
1,486,800 shares (cost $55,938,186)	48,439,955
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
8,374,179 shares (cost $77,341,662)	74,697,681
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
51,675 shares (cost $542,328)	495,566
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
464,523 shares (cost $5,210,390)	4,947,174
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
1,529,063 shares (cost $16,995,663)	16,238,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
12,071,776 shares (cost $245,879,529)	245,902,077
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
419,557 shares (cost $4,992,578)	4,703,238
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
7,308,980 shares (cost $40,539,299)	36,325,629
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
6,182,606 shares (cost $88,857,025)	84,578,056
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
24,283,449 shares (cost $420,690,051)	397,520,068
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
4,191,822 shares (cost $84,738,398)	61,661,695
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
13,252,514 shares (cost $279,284,358)	263,062,406
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
361,914 shares (cost $4,535,030)	4,451,539
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
18,755,634 shares (cost $221,267,088)	229,568,962
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
699,595 shares (cost $9,155,061)	8,772,923
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
30,747,321 shares (cost $348,714,929)	384,341,511
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
875,307 shares (cost $11,180,505)	11,335,229
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
4,637,978 shares (cost $61,496,765)	59,876,302
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
15,993,756 shares (cost $326,535,142)	302,921,732
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
5,494,528 shares (cost $226,386,970)	346,814,591
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
5,498,344 shares (cost $340,435,877)	340,402,460
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
995,796 shares (cost $12,624,302)	12,148,707
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
54,949,735 shares (cost $688,366,432)	661,045,317
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
512,637 shares (cost $17,062,208)	15,327,840
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
7,210,035 shares (cost $230,673,532)	210,677,224
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2,391,459 shares (cost $44,791,501)	45,748,618
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
4,491,942 shares (cost $90,261,139)	85,122,300
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
306,656 shares (cost $3,871,464)	3,400,820
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
288,114 shares (cost $5,193,173)	4,725,077
FID VIPs - EM Portfolio: SC 2 (FEMS2)
271,427 shares (cost $2,967,751)	2,703,415
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
15,292,331 shares (cost $239,399,504)	225,408,963
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
1,244,940 shares (cost $29,278,064)	31,173,297
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
4,911,286 shares (cost $91,547,850)	71,704,769
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
66,372 shares (cost $1,344,722)	1,125,007

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
1,024,658 shares (cost $8,578,419)	8,750,578
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2,171,014 shares (cost $34,844,588)	27,658,723
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
6,512,450 shares (cost $116,129,382)	109,604,540
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
12,595,884 shares (cost $91,359,709)	79,605,988
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
115,171 shares (cost $1,226,634)	1,183,962
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,031,442 shares (cost $11,062,425)	10,479,453
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
269,195 shares (cost $8,484,097)	9,580,636
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
28,588 shares (cost $1,926,510)	1,800,781
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
5,246,818 shares (cost $67,000,470)	64,168,590
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
3,541,102 shares (cost $122,065,300)	117,387,540
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
10,991,025 shares (cost $117,096,321)	122,989,567
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
1,304,974 shares (cost $40,473,528)	33,459,542
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2,266,306 shares (cost $45,150,587)	42,606,546
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2,431,906 shares (cost $40,550,082)	38,813,215
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2,372 shares (cost $34,288)	33,331
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
3,431 shares (cost $45,846)	41,889
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
311,875 shares (cost $5,310,935)	5,420,382
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2,354,635 shares (cost $41,920,773)	37,462,243
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
6,020 shares (cost $177,310)	173,732
MFS(R) VIT - MFS Value Series: SC (MVFSC)
20,018,947 shares (cost $316,941,453)	339,521,349
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
10,515,169 shares (cost $232,168,653)	258,673,146
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
1,649,662 shares (cost $12,596,903)	11,151,718
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
247,688 shares (cost $2,641,435)	2,632,924
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
887,740 shares (cost $9,364,096)	9,401,169
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
184,208 shares (cost $1,420,115)	1,306,035
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
77,606 shares (cost $614,930)	545,572
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
36,286 shares (cost $381,165)	358,147
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
905 shares (cost $15,040)	17,658
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)
101 shares (cost $1,609)	1,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
12,721 shares (cost $143,097)	130,009
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
340,039 shares (cost $3,355,136)	3,305,182
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
17,119 shares (cost $174,922)	172,730
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
32,667,050 shares (cost $336,580,086)	336,470,616
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
164,305,743 shares (cost $1,706,226,323)	1,703,850,552
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2,484,920 shares (cost $39,854,557)	34,913,132
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
10,654,395 shares (cost $175,076,904)	148,522,262
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
253,580,084 shares (cost $4,905,149,297)	5,987,025,783
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
273,889,354 shares (cost $3,110,855,123)	3,031,955,146
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
10,584,509 shares (cost $295,587,062)	287,157,731
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
6,547,354 shares (cost $488,969,247)	516,193,417
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
57,173,026 shares (cost $2,786,230,614)	2,852,934,018
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
9,490,617 shares (cost $61,906,655)	57,038,608
NW VIT - NVIT EM Fund: Class I (GEM)
709,623 shares (cost $8,247,296)	7,954,875
NW VIT - NVIT EM Fund: Class II (GEM2)
4,424,174 shares (cost $51,518,172)	48,975,603
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
1,475,551 shares (cost $15,776,701)	14,489,913
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
4,192,566 shares (cost $44,054,101)	40,793,669
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
6,584,691 shares (cost $62,230,567)	66,241,989
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
3,692,168 shares (cost $39,183,072)	36,589,385
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
172,155 shares (cost $2,388,212)	2,043,484
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
7,904,473 shares (cost $98,080,549)	93,668,003
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
6,967,385 shares (cost $71,235,221)	61,103,966
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
197,084,998 shares (cost $2,130,439,621)	1,939,316,382
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
240,432,930 shares (cost $2,518,397,440)	2,264,878,196
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
63,020,780 shares (cost $661,352,121)	605,629,694
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
236,847,864 shares (cost $2,517,840,574)	2,264,265,579
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
35,317,120 shares (cost $351,677,188)	289,247,212
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
72,471,515 shares (cost $778,981,666)	703,698,412
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
283,196 shares (cost $3,054,717)	2,948,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
8,786,076 shares (cost $94,964,369)	91,111,606
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
6,265,523 shares (cost $71,123,237)	67,730,309
NW VIT - NVIT NW Fund: Class I (TRF)
6,030,105 shares (cost $59,480,357)	113,968,991
NW VIT - NVIT NW Fund: Class II (TRF2)
4,970,393 shares (cost $53,206,597)	93,592,498
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
18,640,948 shares (cost $204,574,033)	195,170,729
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
268,560 shares (cost $2,655,476)	2,333,789
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
9,265,101 shares (cost $87,950,190)	80,143,126
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
13,166,850 shares (cost $147,579,222)	147,600,391
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
99,092,251 shares (cost $1,430,996,440)	1,425,937,492
NW VIT - NVIT ID CAF: Class II (NVDCA2)
81,857,226 shares (cost $1,276,416,520)	1,312,171,339
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
61,860,502 shares (cost $634,971,584)	587,674,773
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
181,261,637 shares (cost $2,023,593,114)	2,004,753,705
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
56,618,260 shares (cost $612,282,148)	655,639,449
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
69,377,950 shares (cost $734,896,297)	703,492,418
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
10,266,047 shares (cost $240,099,018)	212,815,144
NW VIT - NVIT Gov MM Fund: Class I (SAM)
565,636,921 shares (cost $565,636,921)	565,636,921
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2,059,648 shares (cost $23,708,138)	18,825,185
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
9,482,658 shares (cost $94,297,292)	86,197,366
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
235,191 shares (cost $2,537,782)	2,142,588
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
5,138,405 shares (cost $52,232,874)	46,553,948
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
735,451 shares (cost $9,253,886)	8,362,080
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
9,344,043 shares (cost $117,631,443)	105,120,485
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
356,813 shares (cost $3,603,768)	3,047,181
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
7,842,071 shares (cost $79,465,141)	66,500,766
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
15,354,394 shares (cost $162,900,910)	146,634,467
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
10,390,905 shares (cost $116,311,882)	94,349,420
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
77,908 shares (cost $822,065)	626,381
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
26,162,492 shares (cost $278,100,743)	211,654,560
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
334,645 shares (cost $6,023,511)	5,337,587

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2,119,055 shares (cost $35,699,074)	31,277,248
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2,169,652 shares (cost $27,871,521)	22,998,313
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
3,149,311 shares (cost $43,847,020)	32,406,410
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
3,529,146 shares (cost $66,673,017)	54,101,815
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2,477,592 shares (cost $49,485,391)	35,355,234
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
26,617,596 shares (cost $245,015,912)	233,968,673
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
15,949,830 shares (cost $164,872,961)	160,933,786
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
18,654,271 shares (cost $330,948,261)	327,755,539
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
13,301,478 shares (cost $245,906,280)	232,110,787
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
16,430,646 shares (cost $190,054,780)	171,371,641
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
193,295 shares (cost $3,736,220)	3,200,970
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
13,783,227 shares (cost $210,938,343)	226,596,255
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
6,391,329 shares (cost $46,665,227)	38,923,191
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
12,899,067 shares (cost $91,728,057)	77,652,381
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
1,232,467 shares (cost $14,909,499)	13,865,259
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
1,242,812 shares (cost $15,889,414)	14,081,061
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
118,760,543 shares (cost $1,260,283,076)	1,160,290,502
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
54,987,709 shares (cost $579,943,327)	531,181,274
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
93,741,603 shares (cost $1,007,567,727)	977,724,915
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
41,884,516 shares (cost $446,329,312)	427,640,905
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
8,027,581 shares (cost $103,772,012)	84,530,430
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
39,516,699 shares (cost $605,562,496)	626,339,683
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
25,169,338 shares (cost $250,514,381)	244,394,269
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
6,875,602 shares (cost $73,539,249)	71,506,259
NB AMT - Guardian Portfolio: I Class Shares (AMGP) ***
1 shares (cost $11)	9
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
9,436 shares (cost $126,182)	106,626
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
504 shares (cost $12,893)	12,152
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
114,323 shares (cost $2,625,830)	2,533,389
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
917 shares (cost $11,021)	13,371

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
647,541 shares (cost $12,997,891)	14,699,174
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
22,393,674 shares (cost $54,603,915)	47,474,588
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
1,585,785 shares (cost $21,967,228)	22,882,882
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2,173,766 shares (cost $16,630,287)	16,281,505
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
3,056,985 shares (cost $113,244,703)	116,165,447
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,812,156 shares (cost $113,469,040)	105,540,199
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
644,729 shares (cost $1,534,529)	1,308,800
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
372,829 shares (cost $10,810,367)	9,995,553
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
6,104,293 shares (cost $160,147,445)	161,824,817
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
266,502 shares (cost $6,417,195)	5,425,977
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
4,266,641 shares (cost $102,079,701)	85,460,826
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
130,785 shares (cost $10,112,874)	8,978,418
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
305,812 shares (cost $1,518,973)	1,425,086
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,325,299 shares (cost $7,035,215)	6,361,434
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
1,644 shares (cost $17,025)	17,045
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
4,049,628 shares (cost $43,518,598)	40,698,757
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
1,726,205 shares (cost $17,989,184)	16,537,047
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
39,231,982 shares (cost $411,423,959)	395,458,381
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
34,989,418 shares (cost $387,708,247)	366,689,100
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
19,248 shares (cost $142,077)	117,220
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
911,019 shares (cost $11,760,938)	10,941,343
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
32,262 shares (cost $245,506)	234,864
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
5,219 shares (cost $54,621)	54,020
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
4,795,978 shares (cost $49,712,840)	49,350,616
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
58,022 shares (cost $631,469)	628,956
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
20,187 shares (cost $247,196)	239,221
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
70,600 shares (cost $984,605)	725,766
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
1,008,878 shares (cost $11,868,296)	11,743,341
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
50,610 shares (cost $454,275)	431,194

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
94,801 shares (cost $2,377,109)	2,191,805
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
225,672 shares (cost $2,316,711)	2,159,681
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
569,508 shares (cost $8,016,685)	6,930,912
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
29,899 shares (cost $258,730)	235,305
GGH Variable Fund - Long Short Equity Fund (RSRF)
397 shares (cost $6,404)	5,235
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
621,255 shares (cost $14,815,881)	14,642,979
T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) ***
0 shares (cost $8)	9
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
6,313,405 shares (cost $244,005,190)	243,823,717
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
1,465,034 shares (cost $31,738,394)	23,982,605
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
810,692 shares (cost $7,887,628)	6,290,969
VanEck VIPT - EM Fund: Initial Class (VWEM)
1,115,826 shares (cost $14,414,105)	13,311,799
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
629,608 shares (cost $18,796,771)	10,715,932
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
1,470,997 shares (cost $7,718,014)	7,577,402
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
312,207 shares (cost $1,662,101)	1,619,388
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
967,423 shares (cost $5,169,598)	5,159,752
Ivy VIP - Asset Strategy: Class II (WRASP)
17,320,962 shares (cost $181,095,465)	143,621,953
Ivy VIP - Energy: Class II (WRENG)
606 shares (cost $3,571)	2,343
Ivy VIP - High Income: Class II (WRHIP)
23,730,602 shares (cost $84,625,644)	79,155,796
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
8,070,583 shares (cost $88,400,222)	89,351,850
Ivy VIP - PF Aggressive: Class II (WRPAP)
4,350 shares (cost $21,716)	20,022
Ivy VIP - PF Conservative: Class II (WRPCP)
266,116 shares (cost $1,318,665)	1,286,593
Ivy VIP - PF Moderate: Class II (WRPMP)
4,717,429 shares (cost $25,428,795)	23,045,582
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
8,727,704 shares (cost $48,689,126)	43,489,274
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
961,447 shares (cost $5,192,798)	4,708,783
WF VT - VT Discovery Fund: Class 2 (SVDF)
1,467 shares (cost $35,778)	38,352
WF VT - VT Opportunity Fund: Class 2 (SVOF)
10,065 shares (cost $222,979)	229,985
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
9,175,021 shares (cost $90,391,500)	86,153,447
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
858 shares (cost $21,754)	21,659

Total Investments***	$48,894,622,365

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Receivable - AC VP Inc - AC VP CAF: Class I (ACVCA) (total assets - $26,605; total contract owners’ equity - $26,605)	84
Accounts Receivable - AC VP Inc - AC VP Intnl Fund: Class I (ACVI) (total assets - $6,179; total contract owners’ equity - $6,179)	56
Accounts Receivable - AFIS(R) - High-Income Bond Fund: Class 1 (AFHY) (total assets - $408,370; total contract owners’ equity - $408,370)	141
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $22,913,395; total contract owners’ equity - $22,913,395)	99,263
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $297,633,981; total contract owners’ equity - $297,633,981)	583,611
Accounts Receivable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $17,735; total contract owners’ equity - $17,735)	77
Accounts Receivable - NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG) (total assets - $12,349; total contract owners’ equity - $12,349)	197
Accounts Receivable - NB AMT - Large Cap Value Portfolio: Class I (AMTP) (total assets - $13,378; total contract owners’ equity - $13,378)	7
Accounts Receivable - WF VT - VT Discovery Fund: Class 2 (SVDF) (total assets - $38,366; total contract owners’ equity - $38,366)	14
Accounts Receivable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $230,758; total contract owners’ equity - $230,758)	773
Accounts Payable - MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB) (total assets - $1,956; total contract owners’ equity - $1,954)	(2)
Accounts Payable - NB AMT - Guardian Portfolio: I Class Shares (AMGP) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Accounts Payable - GGH Variable Fund - Long Short Equity Fund (RSRF) (total assets - $5,235; total contract owners’ equity - $5,233)	(2)
Accounts Payable - T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Other Accounts Payable	(110,524)

$48,895,196,042

Contract Owners’ Equity***:
Accumulation units	48,884,126,452
Contracts in payout (annuitization) period (note 1f)	11,069,590

Total Contract Owners’ Equity (note 5)	$48,895,196,042

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account and obsolete funds are unaudited.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$843,814,146	115,550	650,802	3,682,588	1,967,356	660,338	322,016	960,547
Mortality and expense risk charges (note 2)	(795,801,649)	(556,686)	(1,172,293)	(3,017,070)	(2,096,858)	(488,590)	(342,960)	(1,468,644)

Net investment income (loss)	48,012,497	(441,136)	(521,491)	665,518	(129,502)	171,748	(20,944)	(508,097)

Realized gain (loss) on investments	903,559,124	(182,674)	4,740,391	12,264,225	10,675,558	1,511,319	186,732	428,131
Change in unrealized gain (loss) on investments	(7,183,273,746)	(9,294,649)	(15,917,127)	(29,584,102)	(21,362,236)	(10,565,838)	(5,389,509)	(19,390,741)

Net gain (loss) on investments	(6,279,714,622)	(9,477,323)	(11,176,736)	(17,319,877)	(10,686,678)	(9,054,519)	(5,202,777)	(18,962,610)

Reinvested capital gains	2,729,622,590	4,002,076	4,352,311	5,118,664	3,274,385	6,984,593	3,218,564	12,286,830

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,502,079,535)	(5,916,383)	(7,345,916)	(11,535,695)	(7,541,795)	(1,898,178)	(2,005,157)	(7,183,877)

Investment Activity:	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4
Reinvested dividends	$-	110,498	-	16,883	-	3,278	124,570	137,458
Mortality and expense risk charges (note 2)	(13,416)	(186,126)	(74,972)	(250,001)	(245,791)	(842)	(310,817)	(181,690)

Net investment income (loss)	(13,416)	(75,628)	(74,972)	(233,118)	(245,791)	2,436	(186,247)	(44,232)

Realized gain (loss) on investments	24,615	763,346	351,568	(277,852)	1,166,673	(2,007)	(2,880,143)	49,581
Change in unrealized gain (loss) on investments	(388,974)	(2,654,626)	(796,498)	(3,593,695)	(3,618,568)	(32,843)	969,425	(1,412,743)

Net gain (loss) on investments	(364,359)	(1,891,280)	(444,930)	(3,871,547)	(2,451,895)	(34,850)	(1,910,718)	(1,363,162)

Reinvested capital gains	166,236	1,283,614	321,677	2,162,694	1,751,094	18,821	833,890	552,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(211,539)	(683,294)	(198,225)	(1,941,971)	(946,592)	(13,593)	(1,263,075)	(854,440)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB
Reinvested dividends	$53,712	98,462	-	6,618	33,845	5,218	1,003	253,838
Mortality and expense risk charges (note 2)	(129,890)	(141,582)	(4,025)	(1,606)	(68,049)	(3,535)	(321)	(296,327)

Net investment income (loss)	(76,178)	(43,120)	(4,025)	5,012	(34,204)	1,683	682	(42,489)

Realized gain (loss) on investments	352,432	4,513	7,030	(9,101)	556,652	(7,637)	187	276,971
Change in unrealized gain (loss) on investments	(1,155,032)	(1,064,467)	(90,445)	(50,299)	(1,334,184)	(111,862)	(5,073)	(1,693,655)

Net gain (loss) on investments	(802,600)	(1,059,954)	(83,415)	(59,400)	(777,532)	(119,499)	(4,886)	(1,416,684)

Reinvested capital gains	351,223	370,798	54,815	29,618	514,481	-	69	20,238

Net increase (decrease) in contract owners’ equity resulting from operations	$(527,555)	(732,276)	(32,625)	(24,770)	(297,255)	(117,816)	(4,135)	(1,438,935)

Investment Activity:	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$4,356	242,602	391	45,711	394,653	-	280,051	60,015
Mortality and expense risk charges (note 2)	(4,041)	(1,762,978)	(90)	(5,987)	(376,555)	(406)	(195,765)	(50,184)

Net investment income (loss)	315	(1,520,376)	301	39,724	18,098	(406)	84,286	9,831

Realized gain (loss) on investments	47,775	439,725	300	(26)	1,248,626	725	790,680	209,046
Change in unrealized gain (loss) on investments	(231,135)	(25,096,329)	(5,079)	(80,290)	(2,785,551)	(2,256)	(3,106,831)	(774,609)

Net gain (loss) on investments	(183,360)	(24,656,604)	(4,779)	(80,316)	(1,536,925)	(1,531)	(2,316,151)	(565,563)

Reinvested capital gains	72,676	8,634,531	-	-	189,600	180	1,094,429	273,788

Net increase (decrease) in contract owners’ equity resulting from operations	$(110,369)	(17,542,449)	(4,478)	(40,592)	(1,329,227)	(1,757)	(1,137,436)	(281,944)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2
Reinvested dividends	$6,331,023	95	166,514	2,128,929	-	71,904	34,063	10,321,568
Mortality and expense risk charges (note 2)	(3,429,548)	(104)	(146,898)	(2,697,208)	(18)	(144,164)	(8,835)	(11,961,737)

Net investment income (loss)	2,901,475	(9)	19,616	(568,279)	(18)	(72,260)	25,228	(1,640,169)

Realized gain (loss) on investments	(7,207,810)	113	249,401	6,199,565	-	327,349	(12,047)	12,512,742
Change in unrealized gain (loss) on investments	(5,751,415)	(1,672)	(2,613,642)	(39,883,668)	540	(1,361,317)	(32,457)	(88,710,918)

Net gain (loss) on investments	(12,959,225)	(1,559)	(2,364,241)	(33,684,103)	540	(1,033,968)	(44,504)	(76,198,176)

Reinvested capital gains	-	493	756,816	10,516,053	-	1,083,012	-	30,232,133

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,057,750)	(1,075)	(1,587,809)	(23,736,329)	522	(23,216)	(19,276)	(47,606,212)

Investment Activity:	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3
Reinvested dividends	$1,761	1,770	13,332	1,700	1,878,503	6,799,886	3,973,620	2,973,776
Mortality and expense risk charges (note 2)	(285)	(327)	(8,709)	(215)	(534,173)	(3,911,606)	(3,435,272)	(5,904,102)

Net investment income (loss)	1,476	1,443	4,623	1,485	1,344,330	2,888,280	538,348	(2,930,326)

Realized gain (loss) on investments	(21)	(4)	266	(61)	(1,024,322)	(295,238)	4,407,565	2,038,078
Change in unrealized gain (loss) on investments	(14,501)	(13,200)	(8,086)	(8,710)	(1,535,712)	(8,016,626)	(40,364,295)	(46,294,503)

Net gain (loss) on investments	(14,522)	(13,204)	(7,820)	(8,771)	(2,560,034)	(8,311,864)	(35,956,730)	(44,256,425)

Reinvested capital gains	-	-	-	-	-	-	16,298,658	15,092,560

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,046)	(11,761)	(3,197)	(7,286)	(1,215,704)	(5,423,584)	(19,119,724)	(32,094,191)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB
Reinvested dividends	$93,808	155,459	25,868	355,907	2,584,594	17,636	-	171,769
Mortality and expense risk charges (note 2)	(56,375)	(38,882)	(8,837)	(961,551)	(1,085,433)	(5,332)	(2,689)	(73,408)

Net investment income (loss)	37,433	116,577	17,031	(605,644)	1,499,161	12,304	(2,689)	98,361

Realized gain (loss) on investments	-	(17,915)	9,773	827,868	651,715	(92,962)	(65)	(64,112)
Change in unrealized gain (loss) on investments	-	(259,535)	(229,654)	(15,227,262)	(3,696,557)	71,751	(46,762)	(149,281)

Net gain (loss) on investments	-	(277,450)	(219,881)	(14,399,394)	(3,044,842)	(21,211)	(46,827)	(213,393)

Reinvested capital gains	-	-	113,066	4,256,704	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,433	(160,873)	(89,784)	(10,748,334)	(1,545,681)	(8,907)	(49,516)	(115,032)

Investment Activity:	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2
Reinvested dividends	$507,185	6,248,182	41,016	2,215,062	1,555,135	5,198,536	586,703	6,057,739
Mortality and expense risk charges (note 2)	(258,371)	(3,818,132)	(82,472)	(555,630)	(1,279,583)	(5,101,818)	(1,397,939)	(4,631,679)

Net investment income (loss)	248,814	2,430,050	(41,456)	1,659,432	275,552	96,718	(811,236)	1,426,060

Realized gain (loss) on investments	(206,676)	(2,461,075)	332,339	(147,736)	(709,692)	1,118,749	(25,823)	5,139,766
Change in unrealized gain (loss) on investments	(464,573)	(39,778,728)	(1,642,487)	(3,327,761)	(8,812,378)	(44,377,897)	(20,975,884)	(49,613,070)

Net gain (loss) on investments	(671,249)	(42,239,803)	(1,310,148)	(3,475,497)	(9,522,070)	(43,259,148)	(21,001,707)	(44,473,304)

Reinvested capital gains	-	13,534,654	262,800	-	3,209,936	17,121,835	83,754	14,100,291

Net increase (decrease) in contract owners’ equity resulting from operations	$(422,435)	(26,275,099)	(1,088,804)	(1,816,065)	(6,036,582)	(26,040,595)	(21,729,189)	(28,946,953)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP
Reinvested dividends	$71,838	3,434,533	135,255	5,367,552	160,238	755,190	493,859	953,025
Mortality and expense risk charges (note 2)	(63,842)	(3,641,140)	(126,299)	(6,417,698)	(172,072)	(1,126,337)	(4,152,339)	(5,321,261)

Net investment income (loss)	7,996	(206,607)	8,956	(1,050,146)	(11,834)	(371,147)	(3,658,480)	(4,368,236)

Realized gain (loss) on investments	45,923	5,460,195	344,974	15,114,450	621,571	1,403,270	3,872,401	29,599,018
Change in unrealized gain (loss) on investments	(443,305)	(26,102,773)	(1,352,360)	(60,188,294)	(2,131,261)	(9,147,520)	(49,791,435)	(82,860,360)

Net gain (loss) on investments	(397,382)	(20,642,578)	(1,007,386)	(45,073,844)	(1,509,690)	(7,744,250)	(45,919,034)	(53,261,342)

Reinvested capital gains	135,453	7,001,858	308,057	14,371,284	342,307	1,773,016	15,255,804	55,285,394

Net increase (decrease) in contract owners’ equity resulting from operations	$(253,933)	(13,847,327)	(690,373)	(31,752,706)	(1,179,217)	(6,342,381)	(34,321,710)	(2,344,184)

Investment Activity:	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS
Reinvested dividends	$150,209	300,339	14,969,046	104,250	1,053,052	832,764	1,316,598	36,302
Mortality and expense risk charges (note 2)	(6,098,874)	(170,578)	(8,876,949)	(250,475)	(4,161,441)	(735,263)	(1,502,092)	(56,154)

Net investment income (loss)	(5,948,665)	129,761	6,092,097	(146,225)	(3,108,389)	97,501	(185,494)	(19,852)

Realized gain (loss) on investments	14,118,539	(199,311)	(423,542)	277,996	6,906,338	583,232	1,128,172	197,080
Change in unrealized gain (loss) on investments	(66,693,541)	(286,813)	(22,436,181)	(4,648,257)	(67,955,807)	(9,512,953)	(17,141,232)	(1,148,924)

Net gain (loss) on investments	(52,575,002)	(486,124)	(22,859,723)	(4,370,261)	(61,049,469)	(8,929,721)	(16,013,060)	(951,844)

Reinvested capital gains	51,928,807	83,100	3,764,870	1,649,105	24,078,372	-	-	194,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,594,860)	(273,263)	(13,002,756)	(2,867,381)	(40,079,486)	(8,832,220)	(16,198,554)	(777,415)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Years Ended December 31, 2018

Investment Activity:	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2
Reinvested dividends	$122,771	15,742	11,892,616	451,446	792,590	28,871	101,689	887,149
Mortality and expense risk charges (note 2)	(45,470)	(12,698)	(4,041,325)	(523,037)	(1,321,530)	(5,360)	(168,463)	(502,706)

Net investment income (loss)	77,301	3,044	7,851,291	(71,591)	(528,940)	23,511	(66,774)	384,443

Realized gain (loss) on investments	(97,554)	(1,665)	3,671,899	2,444,711	2,882,734	(7,094)	(107,114)	(1,089,557)
Change in unrealized gain (loss) on investments	(447,000)	(264,336)	(25,548,526)	(6,696,720)	(27,725,338)	(175,665)	(1,878,357)	(5,020,502)

Net gain (loss) on investments	(544,554)	(266,001)	(21,876,627)	(4,252,009)	(24,842,604)	(182,759)	(1,985,471)	(6,110,059)

Reinvested capital gains	134,840	-	-	2,186,578	13,498,029	15,296	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(332,413)	(262,957)	(14,025,336)	(2,137,022)	(11,873,515)	(143,952)	(2,052,245)	(5,725,616)

Investment Activity:	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS
Reinvested dividends	$-	2,914,512	32,933	128,127	180,042	2,321	1,663,692	1,702,078
Mortality and expense risk charges (note 2)	(1,810,659)	(1,603,098)	(4,863)	(176,697)	(126,239)	(6,465)	(920,843)	(2,054,389)

Net investment income (loss)	(1,810,659)	1,311,414	28,070	(48,570)	53,803	(4,144)	742,849	(352,311)

Realized gain (loss) on investments	(1,945,731)	363,722	(4,219)	338,017	425,373	12,719	(139,264)	710,265
Change in unrealized gain (loss) on investments	4,193,318	(14,122,207)	(46,307)	(2,111,734)	(808,909)	(191,274)	(2,208,007)	(16,594,783)

Net gain (loss) on investments	2,247,587	(13,758,485)	(50,526)	(1,773,717)	(383,536)	(178,555)	(2,347,271)	(15,884,518)

Reinvested capital gains	-	2,282,402	-	214,170	261,634	84,734	-	18,286,925

Net increase (decrease) in contract owners’ equity resulting from operations	$436,928	(10,164,669)	(22,456)	(1,608,117)	(68,099)	(97,965)	(1,604,422)	2,050,096

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC
Reinvested dividends	$1,512,830	709,523	909,405	1,218,099	1,126	153	20,160	-
Mortality and expense risk charges (note 2)	(2,227,261)	(636,983)	(769,030)	(467,645)	(39)	(60)	(89,874)	(646,479)

Net investment income (loss)	(714,431)	72,540	140,375	750,454	1,087	93	(69,714)	(646,479)

Realized gain (loss) on investments	16,505,654	(1,833,508)	1,184,685	(76,499)	-	(4)	82,259	1,821,170
Change in unrealized gain (loss) on investments	(22,197,486)	(5,139,049)	(11,710,029)	(1,344,164)	(957)	(3,957)	(378,897)	(9,219,737)

Net gain (loss) on investments	(5,691,832)	(6,972,557)	(10,525,344)	(1,420,663)	(957)	(3,961)	(296,638)	(7,398,567)

Reinvested capital gains	4,567,351	-	-	-	-	409	356,282	6,094,876

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,838,912)	(6,900,017)	(10,384,969)	(670,209)	130	(3,459)	(10,070)	(1,950,170)

Investment Activity:	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$1,379	5,199,720	2,604,278	321,784	57,959	227,666	86,544	35,835
Mortality and expense risk charges (note 2)	(951)	(6,183,255)	(4,445,133)	(188,183)	(32,128)	(146,982)	(20,106)	(5,633)

Net investment income (loss)	428	(983,535)	(1,840,855)	133,601	25,831	80,684	66,438	30,202

Realized gain (loss) on investments	(6,450)	22,357,608	11,909,540	(70,194)	785	71,349	7,084	(17,110)
Change in unrealized gain (loss) on investments	4,819	(94,048,066)	(45,275,409)	(1,671,137)	(70,753)	(399,355)	(204,563)	(64,719)

Net gain (loss) on investments	(1,631)	(71,690,458)	(33,365,869)	(1,741,331)	(69,968)	(328,006)	(197,479)	(81,829)

Reinvested capital gains	631	27,076,633	3,237,821	437,769	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(572)	(45,597,360)	(31,968,903)	(1,169,961)	(44,137)	(247,322)	(131,041)	(51,627)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2
Reinvested dividends	$9,985	661	60	724	87,169	4,563	3,622,095	22,348,023
Mortality and expense risk charges (note 2)	(3,828)	(319)	(32)	(2,269)	(18,667)	(505)	(4,410,348)	(23,998,157)

Net investment income (loss)	6,157	342	28	(1,545)	68,502	4,058	(788,253)	(1,650,134)

Realized gain (loss) on investments	1,138	2,357	144	25,153	(3,290)	(1)	2,471,246	827,956
Change in unrealized gain (loss) on investments	(35,038)	(4,917)	(380)	(71,050)	(49,953)	(2,192)	(30,426,570)	(191,171,667)

Net gain (loss) on investments	(33,900)	(2,560)	(236)	(45,897)	(53,243)	(2,193)	(27,955,324)	(190,343,711)

Reinvested capital gains	-	-	-	26,541	-	91	13,014,492	81,105,626

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,743)	(2,218)	(208)	(20,901)	15,259	1,956	(15,729,085)	(110,888,219)

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$566,319	2,130,451	76,904,565	69,605,468	745,445	1,774,563	30,982,501	3,569,494
Mortality and expense risk charges (note 2)	(556,103)	(2,672,850)	(98,472,188)	(42,905,875)	(5,112,614)	(9,252,895)	(46,074,755)	(993,450)

Net investment income (loss)	10,216	(542,399)	(21,567,623)	26,699,593	(4,367,169)	(7,478,332)	(15,092,254)	2,576,044

Realized gain (loss) on investments	1,013,724	4,380,443	162,349,396	11,017,167	11,244,628	45,661,848	118,796,905	1,147,091
Change in unrealized gain (loss) on investments	(7,833,295)	(33,380,021)	(893,029,411)	(122,145,281)	(58,849,838)	(102,883,549)	(450,860,185)	(6,560,887)

Net gain (loss) on investments	(6,819,571)	(28,999,578)	(730,680,015)	(111,128,114)	(47,605,210)	(57,221,701)	(332,063,280)	(5,413,796)

Reinvested capital gains	2,692,475	11,649,477	341,399,975	11,124,343	17,453,965	56,261,054	247,543,198	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,116,880)	(17,892,500)	(410,847,663)	(73,304,178)	(34,518,414)	(8,438,979)	(99,612,336)	(2,837,752)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$62,619	251,228	346,706	858,103	403,587	189,122	14,987	604,282
Mortality and expense risk charges (note 2)	(122,902)	(949,791)	(227,898)	(749,232)	(1,019,813)	(646,450)	(29,377)	(1,709,997)

Net investment income (loss)	(60,283)	(698,563)	118,808	108,871	(616,226)	(457,328)	(14,390)	(1,105,715)

Realized gain (loss) on investments	242,622	2,326,366	158,153	2,345,202	3,143,671	1,123,674	(31,900)	7,426,223
Change in unrealized gain (loss) on investments	(2,069,335)	(13,325,589)	(3,085,892)	(10,312,723)	(14,357,331)	(7,593,896)	(349,371)	(24,473,148)

Net gain (loss) on investments	(1,826,713)	(10,999,223)	(2,927,739)	(7,967,521)	(11,213,660)	(6,470,222)	(381,271)	(17,046,925)

Reinvested capital gains	-	-	83,763	229,734	7,763,536	4,380,874	233,530	11,452,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,886,996)	(11,697,786)	(2,725,168)	(7,628,916)	(4,066,350)	(2,546,676)	(162,131)	(6,699,686)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1
Reinvested dividends	$1,336,357	47,364,189	51,606,493	14,050,198	51,664,604	6,668,401	16,757,544	95,386
Mortality and expense risk charges (note 2)	(1,258,962)	(32,096,206)	(39,523,631)	(9,852,727)	(38,837,177)	(5,420,237)	(11,616,195)	(43,843)

Net investment income (loss)	77,395	15,267,983	12,082,862	4,197,471	12,827,427	1,248,164	5,141,349	51,543

Realized gain (loss) on investments	(881,096)	29,768,140	36,926,764	(4,289,679)	36,562,752	423,579	3,096,067	(53,375)
Change in unrealized gain (loss) on investments	(9,548,966)	(317,141,748)	(414,176,923)	(30,633,306)	(383,330,682)	(57,193,774)	(86,788,956)	(63,452)

Net gain (loss) on investments	(10,430,062)	(287,373,608)	(377,250,159)	(34,922,985)	(346,767,930)	(56,770,195)	(83,692,889)	(116,827)

Reinvested capital gains	1,400,459	109,458,295	123,441,637	3,795,662	121,116,144	19,354,216	31,104,323	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,952,208)	(162,647,330)	(241,725,660)	(26,929,852)	(212,824,359)	(36,167,815)	(47,447,217)	(65,284)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA
Reinvested dividends	$2,681,476	1,685,250	1,334,572	828,258	3,982,632	64,323	2,090,158	2,518,583
Mortality and expense risk charges (note 2)	(1,449,870)	(1,040,973)	(1,675,693)	(1,605,778)	(2,754,328)	(11,237)	(1,347,695)	(2,892,547)

Net investment income (loss)	1,231,606	644,277	(341,121)	(777,520)	1,228,304	53,086	742,463	(373,964)

Realized gain (loss) on investments	(1,314,436)	(360,233)	5,412,533	12,434,552	(2,864,077)	17,814	682,978	13,445,287
Change in unrealized gain (loss) on investments	(2,213,320)	(2,378,195)	(6,081,029)	(12,693,515)	(1,525,061)	(441,191)	(15,856,682)	(44,777,087)

Net gain (loss) on investments	(3,527,756)	(2,738,428)	(668,496)	(258,963)	(4,389,138)	(423,377)	(15,173,704)	(31,331,800)

Reinvested capital gains	-	-	-	-	-	-	-	14,202,162

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,296,150)	(2,094,151)	(1,009,617)	(1,036,483)	(3,160,834)	(370,291)	(14,431,241)	(17,503,602)

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$29,158,049	24,355,851	12,303,371	39,800,750	11,827,106	14,507,402	3,263,650	7,279,939
Mortality and expense risk charges (note 2)	(22,656,779)	(22,088,552)	(9,324,010)	(34,124,804)	(11,476,636)	(11,489,299)	(3,783,951)	(7,830,161)

Net investment income (loss)	6,501,270	2,267,299	2,979,361	5,675,946	350,470	3,018,103	(520,301)	(550,222)

Realized gain (loss) on investments	27,946,856	32,969,850	(3,428,241)	2,241,505	33,733,599	4,637,364	6,814,168	-
Change in unrealized gain (loss) on investments	(194,420,741)	(236,552,000)	(31,649,185)	(345,329,677)	(172,170,464)	(88,299,573)	(59,957,970)	-

Net gain (loss) on investments	(166,473,885)	(203,582,150)	(35,077,426)	(343,088,172)	(138,436,865)	(83,662,209)	(53,143,802)	-

Reinvested capital gains	64,368,689	88,646,903	11,940,847	182,494,985	72,044,411	41,484,041	22,609,845	5,172

Net increase (decrease) in contract owners’ equity resulting from operations	$(95,603,926)	(112,667,948)	(20,157,218)	(154,917,241)	(66,041,984)	(39,160,065)	(31,054,258)	(545,050)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2
Reinvested dividends	$243,550	1,128,709	113,111	2,315,811	29,240	59,374	53,380	958,750
Mortality and expense risk charges (note 2)	(303,732)	(1,573,553)	(37,280)	(854,958)	(129,469)	(1,974,064)	(50,805)	(1,246,041)

Net investment income (loss)	(60,182)	(444,844)	75,831	1,460,853	(100,229)	(1,914,690)	2,575	(287,291)

Realized gain (loss) on investments	(189,533)	4,790,751	(9,577)	(277,382)	173,831	13,514,395	(139,869)	(2,164,067)
Change in unrealized gain (loss) on investments	(5,575,534)	(31,597,507)	(565,573)	(11,971,332)	(1,824,827)	(32,276,222)	(663,929)	(15,272,615)

Net gain (loss) on investments	(5,765,067)	(26,806,756)	(575,150)	(12,248,714)	(1,650,996)	(18,761,827)	(803,798)	(17,436,682)

Reinvested capital gains	1,725,469	7,996,527	-	-	1,390,182	17,065,652	352,256	7,707,695

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,099,780)	(19,255,073)	(499,319)	(10,787,861)	(361,043)	(3,610,865)	(448,967)	(10,016,278)

Investment Activity:	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$-	-	8,710	2,673,036	-	-	193,445	181,862
Mortality and expense risk charges (note 2)	(2,377,224)	(1,823,691)	(3,049)	(3,663,922)	(83,551)	(589,434)	(394,720)	(640,619)

Net investment income (loss)	(2,377,224)	(1,823,691)	5,661	(990,886)	(83,551)	(589,434)	(201,275)	(458,757)

Realized gain (loss) on investments	8,782,441	(874,162)	16,783	2,990,313	(138,478)	(2,072,864)	1,916,495	(443,171)
Change in unrealized gain (loss) on investments	(50,120,110)	(26,314,415)	(231,171)	(82,241,631)	(1,082,099)	(6,057,765)	(11,736,813)	(13,660,912)

Net gain (loss) on investments	(41,337,669)	(27,188,577)	(214,388)	(79,251,318)	(1,220,577)	(8,130,629)	(9,820,318)	(14,104,083)

Reinvested capital gains	31,816,800	21,485,657	107,363	44,244,288	726,509	4,403,766	4,944,715	7,176,182

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,898,093)	(7,526,611)	(101,364)	(35,997,916)	(577,619)	(4,316,297)	(5,076,878)	(7,386,658)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF
Reinvested dividends	$7,916	-	6,694,780	3,249,878	2,863,705	1,349,529	3,897,163	58,843
Mortality and expense risk charges (note 2)	(899,602)	(672,233)	(3,708,512)	(2,223,493)	(5,094,578)	(4,230,263)	(3,081,213)	(10,656)

Net investment income (loss)	(891,686)	(672,233)	2,986,268	1,026,385	(2,230,873)	(2,880,734)	815,950	48,187

Realized gain (loss) on investments	2,597,583	926,773	1,002,293	(483,151)	12,723,825	12,537,334	(186,177)	12,960
Change in unrealized gain (loss) on investments	(26,176,997)	(17,073,544)	(13,464,332)	(1,590,281)	(51,686,756)	(38,596,452)	(37,965,243)	(605,068)

Net gain (loss) on investments	(23,579,414)	(16,146,771)	(12,462,039)	(2,073,432)	(38,962,931)	(26,059,118)	(38,151,420)	(592,108)

Reinvested capital gains	15,969,097	11,062,698	-	-	35,168,385	25,233,914	2,154,399	271,617

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,502,003)	(5,756,306)	(9,475,771)	(1,047,047)	(6,025,419)	(3,705,938)	(35,181,071)	(272,304)

Investment Activity:	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$3,901,546	778,108	1,370,311	227,479	257,635	24,130,465	11,959,178	18,307,868
Mortality and expense risk charges (note 2)	(3,424,637)	(574,133)	(1,377,958)	(225,732)	(213,257)	(18,397,695)	(8,526,487)	(14,950,604)

Net investment income (loss)	476,909	203,975	(7,647)	1,747	44,378	5,732,770	3,432,691	3,357,264

Realized gain (loss) on investments	6,665,530	(3,215,420)	(4,987,974)	46,921	219,200	1,840,356	315,336	4,120,596
Change in unrealized gain (loss) on investments	(51,716,446)	755,114	278,460	(2,013,743)	(2,670,975)	(176,674,856)	(75,169,759)	(146,124,972)

Net gain (loss) on investments	(45,050,916)	(2,460,306)	(4,709,514)	(1,966,822)	(2,451,775)	(174,834,500)	(74,854,423)	(142,004,376)

Reinvested capital gains	23,152,907	-	-	554,519	577,002	62,158,081	22,513,944	60,778,730

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,421,100)	(2,256,331)	(4,717,161)	(1,410,556)	(1,830,395)	(106,943,649)	(48,907,788)	(77,868,382)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	(Obsolete & Unaudited) AMGP	AMINS	AMCG
Reinvested dividends	$8,471,459	1,078,507	10,295,843	2,136,587	1,171,460	-	202	-
Mortality and expense risk charges (note 2)	(6,699,816)	(1,500,394)	(10,667,406)	(3,338,427)	(1,141,807)	-	(2,683)	(197)

Net investment income (loss)	1,771,643	(421,887)	(371,563)	(1,201,840)	29,653	-	(2,481)	(197)

Realized gain (loss) on investments	2,001,365	(79,023)	10,859,386	1,150,403	(868,552)	-	21,217	740
Change in unrealized gain (loss) on investments	(59,295,931)	(24,049,202)	(76,513,657)	(33,537,835)	422,442	(2)	(45,513)	(2,062)

Net gain (loss) on investments	(57,294,566)	(24,128,225)	(65,654,271)	(32,387,432)	(446,110)	(2)	(24,296)	(1,322)

Reinvested capital gains	23,208,772	11,733,994	21,505,397	8,817,829	-	1	-	869

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,314,151)	(12,816,118)	(44,520,437)	(24,771,443)	(416,457)	(1)	(26,777)	(650)

Investment Activity:	AMMCGS	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS
Reinvested dividends	$-	167	80,043	328,959	508,484	583,017	1,422,879	943,627
Mortality and expense risk charges (note 2)	(46,002)	(199)	(239,886)	(904,122)	(347,565)	(234,092)	(1,919,624)	(1,922,999)

Net investment income (loss)	(46,002)	(32)	(159,843)	(575,163)	160,919	348,925	(496,745)	(979,372)

Realized gain (loss) on investments	132,759	315	1,663,067	760,227	(137,327)	(318,003)	7,482,747	1,714,385
Change in unrealized gain (loss) on investments	(518,774)	(2,093)	(3,475,572)	(13,708,613)	(2,290,706)	(477,006)	(36,459,368)	(27,661,506)

Net gain (loss) on investments	(386,015)	(1,778)	(1,812,505)	(12,948,386)	(2,428,033)	(795,009)	(28,976,621)	(25,947,121)

Reinvested capital gains	230,765	1,483	895,544	1,042,662	601,271	-	10,059,693	8,801,114

Net increase (decrease) in contract owners’ equity resulting from operations	$(201,252)	(327)	(1,076,804)	(12,480,887)	(1,665,843)	(446,084)	(19,413,673)	(18,125,379)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,828	135,482	1,769,765	21,009	60,368	-	82,897	330,532
Mortality and expense risk charges (note 2)	(5,981)	(150,033)	(2,986,732)	(92,439)	(1,631,666)	(142,437)	(21,529)	(107,915)

Net investment income (loss)	5,847	(14,551)	(1,216,967)	(71,430)	(1,571,298)	(142,437)	61,368	222,617

Realized gain (loss) on investments	6,579	530,320	14,152,486	(15,876)	(1,245,031)	580,409	(44,845)	(148,547)
Change in unrealized gain (loss) on investments	(334,017)	(2,529,743)	(46,764,919)	(1,499,692)	(22,354,105)	(2,599,000)	(110,652)	(515,221)

Net gain (loss) on investments	(327,438)	(1,999,423)	(32,612,433)	(1,515,568)	(23,599,136)	(2,018,591)	(155,497)	(663,768)

Reinvested capital gains	26,767	1,019,044	17,245,711	865,361	13,175,756	1,500,650	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(294,824)	(994,930)	(16,583,689)	(721,637)	(11,994,678)	(660,378)	(94,129)	(441,151)

Investment Activity:	PMVIV	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD
Reinvested dividends	$48	1,354,055	864,004	7,305,033	8,650,256	2,490	485,693	9,135
Mortality and expense risk charges (note 2)	(5)	(732,185)	(285,838)	(6,124,887)	(5,495,213)	(552)	(192,118)	(777)

Net investment income (loss)	43	621,870	578,166	1,180,146	3,155,043	1,938	293,575	8,358

Realized gain (loss) on investments	-	(613,986)	47,579	(1,124,689)	(2,157,415)	(25,730)	(6,415)	439
Change in unrealized gain (loss) on investments	20	(3,191,333)	(1,910,176)	(5,292,706)	(13,003,347)	4,251	(1,119,713)	(14,691)

Net gain (loss) on investments	20	(3,805,319)	(1,862,597)	(6,417,395)	(15,160,762)	(21,479)	(1,126,128)	(14,252)

Reinvested capital gains	39	-	231,073	-	4,296,128	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$102	(3,183,449)	(1,053,358)	(5,237,249)	(7,709,591)	(19,541)	(832,553)	(5,894)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMUBA	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS
Reinvested dividends	$661	773,967	4,754	4,734	1,828	82,243	23	10,080
Mortality and expense risk charges (note 2)	(112)	(545,875)	(1,369)	(890)	(2,767)	(175,099)	(16)	(1,819)

Net investment income (loss)	549	228,092	3,385	3,844	(939)	(92,856)	7	8,261

Realized gain (loss) on investments	(2)	27,588	55	(686)	6,749	100,624	(485)	(23)
Change in unrealized gain (loss) on investments	(601)	(425,338)	(346)	(8,720)	(238,281)	(867,957)	500	(23,081)

Net gain (loss) on investments	(603)	(397,750)	(291)	(9,406)	(231,532)	(767,333)	15	(23,104)

Reinvested capital gains	-	61,212	1,418	-	122,204	187,052	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54)	(108,446)	4,512	(5,562)	(110,267)	(673,137)	22	(14,843)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS
Reinvested dividends	$15,174	-	80,599	2,027	-	-	-	-
Mortality and expense risk charges (note 2)	(33,944)	(33,981)	(104,719)	(1,436)	(13)	(255,873)	(4,260,349)	(496,855)

Net investment income (loss)	(18,770)	(33,981)	(24,120)	591	(13)	(255,873)	(4,260,349)	(496,855)

Realized gain (loss) on investments	44,264	360,314	75,265	(52,580)	(4)	79,142	7,888,829	434,173
Change in unrealized gain (loss) on investments	(378,677)	(448,550)	(1,648,503)	35,158	(1,169)	(897,021)	(19,796,670)	(9,898,443)

Net gain (loss) on investments	(334,413)	(88,236)	(1,573,238)	(17,422)	(1,173)	(817,879)	(11,907,841)	(9,464,270)

Reinvested capital gains	97,324	115,253	-	3,328	785	-	14,761,415	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(255,859)	(6,964)	(1,597,358)	(13,503)	(401)	(1,073,752)	(1,406,775)	(9,961,125)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG
Reinvested dividends	$529,648	56,055	-	122,469	15,508	53,202	2,936,981	-
Mortality and expense risk charges (note 2)	(93,069)	(235,785)	(214,822)	(41,079)	(7,715)	(26,442)	(2,814,764)	(3)

Net investment income (loss)	436,579	(179,730)	(214,822)	81,390	7,793	26,760	122,217	(3)

Realized gain (loss) on investments	(374,611)	349,493	(925,025)	25,355	20,140	21,842	(7,524,308)	(1)
Change in unrealized gain (loss) on investments	(588,261)	(4,778,803)	(3,427,937)	(795,877)	(130,052)	(452,548)	(9,570,805)	(1,228)

Net gain (loss) on investments	(962,872)	(4,429,310)	(4,352,962)	(770,522)	(109,912)	(430,706)	(17,095,113)	(1,229)

Reinvested capital gains	-	-	-	293,958	50,555	163,461	6,396,890	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(526,293)	(4,609,040)	(4,567,784)	(395,174)	(51,564)	(240,485)	(10,576,006)	(1,232)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$5,695,150	-	385	15,062	366,814	846,287	73,009	-
Mortality and expense risk charges (note 2)	(1,477,213)	(1,567,337)	(94)	(6,199)	(106,697)	(195,311)	(22,688)	(623)

Net investment income (loss)	4,217,937	(1,567,337)	291	8,863	260,117	650,976	50,321	(623)

Realized gain (loss) on investments	(1,097,886)	5,039,455	(15)	9,672	(81,437)	201,795	(49,633)	1,609
Change in unrealized gain (loss) on investments	(6,155,057)	(9,582,595)	(2,801)	(87,365)	(2,336,047)	(5,387,007)	(351,321)	(9,607)

Net gain (loss) on investments	(7,252,943)	(4,543,140)	(2,816)	(77,693)	(2,417,484)	(5,185,212)	(400,954)	(7,998)

Reinvested capital gains	-	4,343,117	1,139	44,318	1,184,757	2,340,445	228,578	5,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,035,006)	(1,767,360)	(1,386)	(24,512)	(972,610)	(2,193,791)	(122,055)	(3,371)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SVOF	WFVSCG	WFVOG2
Reinvested dividends	$521	-	-
Mortality and expense risk charges (note 2)	(3,647)	(1,602,575)	(345)

Net investment income (loss)	(3,126)	(1,602,575)	(345)

Realized gain (loss) on investments	13,859	2,311,105	22
Change in unrealized gain (loss) on investments	(58,476)	(11,353,181)	(2,413)

Net gain (loss) on investments	(44,617)	(9,042,076)	(2,391)

Reinvested capital gains	26,251	9,804,002	2,480

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,492)	(840,649)	(256)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVMCSS		DVSCS		DSIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48,012,497	(1,456,911)	(441,136)	(249,848)	(521,491)	(633,493)	665,518	828,657
Realized gain (loss) on investments	903,559,124	720,715,501	(182,674)	(562,654)	4,740,391	8,083,550	12,264,225	11,106,816
Change in unrealized gain (loss) on investments	(7,183,273,746)	3,687,801,202	(9,294,649)	4,388,443	(15,917,127)	(2,914,595)	(29,584,102)	23,609,744
Reinvested capital gains	2,729,622,590	1,849,952,351	4,002,076	500,330	4,352,311	3,634,362	5,118,664	5,377,670

Net increase (decrease) in contract owners’ equity resulting from operations	(3,502,079,535)	6,257,012,143	(5,916,383)	4,076,271	(7,345,916)	8,169,824	(11,535,695)	40,922,887

Equity transactions:
Purchase payments received from contract owners (note 3)	3,332,835,930	3,917,861,288	3,419,406	4,465,145	880,741	845,457	1,845,899	3,272,011
Transfers between funds	-	-	(2,412,663)	(1,095,922)	(158,078)	(7,742,968)	(3,557,544)	(446,557)
Redemptions (note 3)	(4,647,126,415)	(3,900,703,326)	(2,362,377)	(1,948,433)	(8,680,263)	(9,657,526)	(24,364,563)	(26,197,372)
Annuity benefits	(1,593,803)	(1,414,936)	(905)	(878)	(4,580)	(906)	(67,314)	(65,480)
Contract maintenance charges (note 2)	(470,882,020)	(435,624,995)	(83,933)	(75,445)	(254,988)	(263,827)	(80,463)	(86,878)
Contingent deferred sales charges (note 2)	(17,689,036)	(16,334,484)	(14,602)	(10,611)	(8,169)	(12,366)	(6,805)	(5,870)
Adjustments to maintain reserves	280,469	(161,438)	38	(153)	(73)	(954)	539	(3,776)

Net equity transactions	(1,804,174,875)	(436,377,891)	(1,455,036)	1,333,703	(8,225,410)	(16,833,090)	(26,230,252)	(23,533,922)

Net change in contract owners’ equity	(5,306,254,410)	5,820,634,252	(7,371,419)	5,409,974	(15,571,326)	(8,663,266)	(37,765,947)	17,388,965
Contract owners’ equity beginning of period	54,201,450,452	48,380,816,200	35,772,100	30,362,126	80,563,715	89,226,981	233,402,681	216,013,716

Contract owners’ equity end of period	$48,895,196,042	54,201,450,452	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681

CHANGES IN UNITS:
Beginning units	3,312,790,557	3,284,484,208	2,675,080	2,569,957	2,016,378	2,464,385	3,700,488	4,105,599
Units purchased	471,155,533	517,048,459	457,139	615,485	228,828	201,954	60,251	126,051
Units redeemed	(532,648,236)	(488,742,110)	(574,291)	(510,362)	(430,002)	(649,961)	(463,982)	(531,162)

Ending units	3,251,297,854	3,312,790,557	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSIFS		DSRG		DCAP		DCAPS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(129,502)	(25,220)	171,748	(62,384)	(20,944)	2,689	(508,097)	(450,148)
Realized gain (loss) on investments	10,675,558	9,908,673	1,511,319	2,271,253	186,732	450,783	428,131	1,553,433
Change in unrealized gain (loss) on investments	(21,362,236)	12,238,057	(10,565,838)	208,497	(5,389,509)	2,019,971	(19,390,741)	8,044,569
Reinvested capital gains	3,274,385	3,445,090	6,984,593	2,568,222	3,218,564	3,215,408	12,286,830	13,373,262

Net increase (decrease) in contract owners’ equity resulting from operations	(7,541,795)	25,566,600	(1,898,178)	4,985,588	(2,005,157)	5,688,851	(7,183,877)	22,521,116

Equity transactions:
Purchase payments received from contract owners (note 3)	856,517	1,163,920	215,004	721,453	277,822	297,046	881,738	737,776
Transfers between funds	(7,050,018)	(8,610,465)	(428,149)	(757,802)	(170,131)	(472,026)	(6,185,419)	(8,184,354)
Redemptions (note 3)	(13,170,627)	(11,757,659)	(3,664,221)	(4,703,947)	(1,512,612)	(2,847,339)	(10,516,769)	(7,952,042)
Annuity benefits	(2,678)	(2,249)	(4,043)	(3,768)	(1,900)	(1,733)	-	-
Contract maintenance charges (note 2)	(432,564)	(450,811)	(19,669)	(22,175)	(7,577)	(8,242)	(669,633)	(693,844)
Contingent deferred sales charges (note 2)	(17,393)	(34,938)	(191)	(363)	(430)	(420)	(16,066)	(21,431)
Adjustments to maintain reserves	94	(530)	(11)	640	(16)	(3,429)	(67)	(1,086)

Net equity transactions	(19,816,669)	(19,692,732)	(3,901,280)	(4,765,962)	(1,414,844)	(3,036,143)	(16,506,216)	(16,114,981)

Net change in contract owners’ equity	(27,358,464)	5,873,868	(5,799,458)	219,626	(3,420,001)	2,652,708	(23,690,093)	6,406,135
Contract owners’ equity beginning of period	147,827,153	141,953,285	38,081,985	37,862,359	26,228,677	23,575,969	103,566,423	97,160,288

Contract owners’ equity end of period	$120,468,689	147,827,153	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423

CHANGES IN UNITS:
Beginning units	4,741,553	5,448,421	811,429	917,419	883,156	997,558	3,794,414	4,453,762
Units purchased	237,751	314,965	6,028	19,857	17,691	22,052	133,386	208,411
Units redeemed	(844,041)	(1,021,833)	(88,364)	(125,847)	(65,350)	(136,454)	(732,155)	(867,759)

Ending units	4,135,263	4,741,553	729,093	811,429	835,497	883,156	3,195,645	3,794,414

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DVDLS		DGI		ACEG2		IVMCC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,416)	(11,638)	(75,628)	(78,640)	(74,972)	(77,944)	(233,118)	(207,052)
Realized gain (loss) on investments	24,615	17,796	763,346	487,336	351,568	220,063	(277,852)	(173,851)
Change in unrealized gain (loss) on investments	(388,974)	168,356	(2,654,626)	1,246,440	(796,498)	520,246	(3,593,695)	1,885,366
Reinvested capital gains	166,236	9,603	1,283,614	587,668	321,677	451,115	2,162,694	313,986

Net increase (decrease) in contract owners’ equity resulting from operations	(211,539)	184,117	(683,294)	2,242,804	(198,225)	1,113,480	(1,941,971)	1,818,449

Equity transactions:
Purchase payments received from contract owners (note 3)	1,091	5,671	206,133	218,150	65,315	15,087	161,979	111,943
Transfers between funds	54,468	87,787	(173,607)	57,865	(633,664)	1,132,438	17,087	(432,627)
Redemptions (note 3)	(41,937)	(80,930)	(1,583,141)	(1,341,114)	(748,336)	(617,528)	(808,376)	(753,225)
Annuity benefits	(164)	(191)	(815)	(717)	(223)	(231)	(6,057)	(5,988)
Contract maintenance charges (note 2)	(129)	(151)	(5,697)	(6,358)	(1,203)	(1,349)	(69,442)	(68,579)
Contingent deferred sales charges (note 2)	-	-	(182)	(46)	(1,098)	(321)	(3,391)	(4,413)
Adjustments to maintain reserves	(1)	(71)	(82)	(85)	(5)	(337)	35	(371)

Net equity transactions	13,328	12,115	(1,557,391)	(1,072,305)	(1,319,214)	527,759	(708,165)	(1,153,260)

Net change in contract owners’ equity	(198,211)	196,232	(2,240,685)	1,170,499	(1,517,439)	1,641,239	(2,650,136)	665,189
Contract owners’ equity beginning of period	995,882	799,650	14,117,604	12,947,105	5,543,334	3,902,095	15,452,478	14,787,289

Contract owners’ equity end of period	$797,671	995,882	11,876,919	14,117,604	4,025,895	5,543,334	12,802,342	15,452,478

CHANGES IN UNITS:
Beginning units	37,554	35,835	494,849	536,200	301,486	265,809	1,015,428	1,095,185
Units purchased	5,055	9,210	17,985	17,433	46,661	116,970	67,119	41,794
Units redeemed	(4,943)	(7,491)	(70,198)	(58,784)	(116,992)	(81,293)	(114,386)	(121,551)

Ending units	37,666	37,554	442,636	494,849	231,155	301,486	968,161	1,015,428

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVKMG2		IVBRA1		HVSIT		NOTB4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(245,791)	(258,710)	2,436	5,697	(186,247)	(206,008)	(44,232)	(81,354)
Realized gain (loss) on investments	1,166,673	1,071,689	(2,007)	(4,996)	(2,880,143)	(1,681,715)	49,581	29,813
Change in unrealized gain (loss) on investments	(3,618,568)	1,250,082	(32,843)	6,540	969,425	2,377,022	(1,412,743)	954,511
Reinvested capital gains	1,751,094	1,104,380	18,821	8,821	833,890	2,522,637	552,954	18,153

Net increase (decrease) in contract owners’ equity resulting from operations	(946,592)	3,167,441	(13,593)	16,062	(1,263,075)	3,011,936	(854,440)	921,123

Equity transactions:
Purchase payments received from contract owners (note 3)	160,844	61,113	47,502	-	311,871	117,986	93,752	86,012
Transfers between funds	(855,811)	(200,432)	928	(7,075)	(2,249,269)	(1,604,922)	(242,082)	(360,452)
Redemptions (note 3)	(2,051,585)	(2,000,467)	(7,285)	(48,722)	(2,195,639)	(1,157,382)	(795,733)	(712,119)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(105,581)	(113,235)	-	-	(160,634)	(165,617)	(346)	(357)
Contingent deferred sales charges (note 2)	(3,661)	(4,208)	-	-	(13,308)	(7,488)	(4,813)	(11,934)
Adjustments to maintain reserves	(13)	(456)	(13)	5	(34)	(567)	(15)	18,500

Net equity transactions	(2,855,807)	(2,257,685)	41,132	(55,792)	(4,307,013)	(2,817,990)	(949,237)	(980,350)

Net change in contract owners’ equity	(3,802,399)	909,756	27,539	(39,730)	(5,570,088)	193,946	(1,803,677)	(59,227)
Contract owners’ equity beginning of period	16,890,211	15,980,455	169,873	209,603	21,345,191	21,151,245	11,532,572	11,591,799

Contract owners’ equity end of period	$13,087,812	16,890,211	197,412	169,873	15,775,103	21,345,191	9,728,895	11,532,572

CHANGES IN UNITS:
Beginning units	1,025,694	1,167,613	13,983	18,926	1,110,094	1,272,457	1,009,768	1,100,769
Units purchased	79,246	134,186	4,079	257	31,958	35,816	27,326	16,080
Units redeemed	(248,307)	(276,105)	(620)	(5,200)	(243,591)	(198,179)	(111,969)	(107,081)

Ending units	856,633	1,025,694	17,442	13,983	898,461	1,110,094	925,125	1,009,768

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTG4		NOTMG4		ALMCS		ALVBWB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(76,178)	(38,733)	(43,120)	(43,432)	(4,025)	(3,200)	5,012	6,887
Realized gain (loss) on investments	352,432	(8,039)	4,513	(14,720)	7,030	1,335	(9,101)	(19,918)
Change in unrealized gain (loss) on investments	(1,155,032)	1,556,488	(1,064,467)	973,713	(90,445)	68,609	(50,299)	77,828
Reinvested capital gains	351,223	-	370,798	-	54,815	8,801	29,618	4,010

Net increase (decrease) in contract owners’ equity resulting from operations	(527,555)	1,509,716	(732,276)	915,561	(32,625)	75,545	(24,770)	68,807

Equity transactions:
Purchase payments received from contract owners (note 3)	42,800	33,236	6,065	4,590	-	-	-	-
Transfers between funds	(5,111,857)	(1,010)	(260,645)	(168,624)	5,587	48,549	(3,696)	(16,976)
Redemptions (note 3)	(740,998)	(550,062)	(639,843)	(480,157)	(25,448)	(2,267)	(85,578)	(110,012)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(157)	(185)	(106)	(107)	-	-	(2,885)	(2,990)
Contingent deferred sales charges (note 2)	(16,410)	(28,844)	(3,150)	(16,975)	-	-	-	-
Adjustments to maintain reserves	(8)	(221)	(10)	(186)	(5)	(3)	(11)	(16)

Net equity transactions	(5,826,630)	(547,086)	(897,689)	(661,459)	(19,866)	46,279	(92,170)	(129,994)

Net change in contract owners’ equity	(6,354,185)	962,630	(1,629,965)	254,102	(52,491)	121,824	(116,940)	(61,187)
Contract owners’ equity beginning of period	11,186,391	10,223,761	8,535,354	8,281,252	376,240	254,416	474,039	535,226

Contract owners’ equity end of period	$4,832,206	11,186,391	6,905,389	8,535,354	323,749	376,240	357,099	474,039

CHANGES IN UNITS:
Beginning units	908,323	957,595	706,332	764,557	15,407	13,340	30,764	40,001
Units purchased	21,080	15,347	5,488	8,180	305	2,165	1,645	34
Units redeemed	(485,841)	(64,619)	(81,971)	(66,405)	(1,184)	(98)	(7,546)	(9,271)

Ending units	443,562	908,323	629,849	706,332	14,528	15,407	24,863	30,764

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVGIB		ALVIVB		ALVDAA		ALVDAB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(34,204)	(12,512)	1,683	-	682	700	(42,489)	(17,348)
Realized gain (loss) on investments	556,652	514,117	(7,637)	-	187	586	276,971	247,258
Change in unrealized gain (loss) on investments	(1,334,184)	(173,539)	(111,862)	-	(5,073)	5,896	(1,693,655)	1,831,295
Reinvested capital gains	514,481	396,884	-	-	69	-	20,238	-

Net increase (decrease) in contract owners’ equity resulting from operations	(297,255)	724,950	(117,816)	-	(4,135)	7,182	(1,438,935)	2,061,205

Equity transactions:
Purchase payments received from contract owners (note 3)	24,455	33,548	452,845	-	-	-	52,408	211,375
Transfers between funds	(13,056)	(390,738)	263,234	-	2,349	349	(559,040)	(1,002,773)
Redemptions (note 3)	(388,351)	(743,997)	(1,397)	-	(3,130)	(10,955)	(2,161,802)	(989,636)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(298)	(358)	-	-	-	-	(477)	(492)
Contingent deferred sales charges (note 2)	(73)	(27)	-	-	-	-	(7,212)	(4,726)
Adjustments to maintain reserves	(31)	(103)	-	-	(12)	(3)	25	(243)

Net equity transactions	(377,354)	(1,101,675)	714,682	-	(793)	(10,609)	(2,676,098)	(1,786,495)

Net change in contract owners’ equity	(674,609)	(376,725)	596,866	-	(4,928)	(3,427)	(4,115,033)	274,710
Contract owners’ equity beginning of period	4,646,927	5,023,652	-	-	53,903	57,330	18,039,735	17,765,025

Contract owners’ equity end of period	$3,972,318	4,646,927	596,866	-	48,975	53,903	13,924,702	18,039,735

CHANGES IN UNITS:
Beginning units	151,189	191,288	-	-	4,267	5,166	1,435,565	1,590,436
Units purchased	18,845	1,629	85,638	-	196	40	38,288	74,614
Units redeemed	(30,696)	(41,728)	(7,616)	-	(266)	(939)	(255,163)	(229,485)

Ending units	139,338	151,189	78,022	-	4,197	4,267	1,218,690	1,435,565

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVSVA		ALVSVB		AAEIP3		ARLPE3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$315	(217)	(1,520,376)	(1,469,526)	301	415	-	-
Realized gain (loss) on investments	47,775	(6,575)	439,725	2,947,793	300	374	-	-
Change in unrealized gain (loss) on investments	(231,135)	67,433	(25,096,329)	4,683,968	(5,079)	(839)	-	-
Reinvested capital gains	72,676	40,438	8,634,531	5,325,261	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,369)	101,079	(17,542,449)	11,487,496	(4,478)	(50)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	81,941	32,360	4,046,462	8,800,049	-	13,887	50,000	-
Transfers between funds	(83,099)	64,278	(3,511,982)	(8,780,721)	(2,343)	169	-	-
Redemptions (note 3)	(110,137)	(64,752)	(8,711,152)	(6,896,698)	(293)	(242)	-	-
Annuity benefits	-	-	(188)	-	-	-	-	-
Contract maintenance charges (note 2)	(407)	(462)	(553,251)	(540,834)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(25,557)	(36,885)	-	-	-	-
Adjustments to maintain reserves	3	(7)	(238)	(1,097)	4	(7)	3	-

Net equity transactions	(111,699)	31,417	(8,755,906)	(7,456,186)	(2,632)	13,807	50,003	-

Net change in contract owners’ equity	(222,068)	132,496	(26,298,355)	4,031,310	(7,110)	13,757	50,003	-
Contract owners’ equity beginning of period	918,797	786,301	114,676,538	110,645,228	25,596	11,839	-	-

Contract owners’ equity end of period	$696,729	918,797	88,378,183	114,676,538	18,486	25,596	50,003	-

CHANGES IN UNITS:
Beginning units	52,066	50,194	2,686,124	2,879,199	2,975	1,359	-	-
Units purchased	17,230	7,785	245,058	439,901	115	1,731	5,727	-
Units redeemed	(22,658)	(5,913)	(450,667)	(632,976)	(428)	(115)	-	-

Ending units	46,638	52,066	2,480,515	2,686,124	2,662	2,975	5,727	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIP1		ACVB		ACVCA		ACVIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$39,724	24,262	18,098	60,561	(406)	(392)	84,286	146,645
Realized gain (loss) on investments	(26)	(1,900)	1,248,626	637,044	725	293	790,680	1,228,587
Change in unrealized gain (loss) on investments	(80,290)	5,372	(2,785,551)	1,665,289	(2,256)	4,111	(3,106,831)	762,937
Reinvested capital gains	-	-	189,600	1,097,174	180	7,322	1,094,429	332,631

Net increase (decrease) in contract owners’ equity resulting from operations	(40,592)	27,734	(1,329,227)	3,460,068	(1,757)	11,334	(1,137,436)	2,470,800

Equity transactions:
Purchase payments received from contract owners (note 3)	379,493	801,625	175,873	310,977	(363)	(47)	102,296	142,899
Transfers between funds	101,573	(13,535)	470,944	227,409	-	-	493,710	(6,350)
Redemptions (note 3)	(34,407)	(74,537)	(3,312,952)	(4,003,557)	(859)	-	(1,333,328)	(1,885,313)
Annuity benefits	-	-	(33,487)	(31,967)	(3,293)	(3,455)	(1,501)	(2,354)
Contract maintenance charges (note 2)	(1,237)	(1,012)	(10,559)	(11,905)	1	-	(5,034)	(5,400)
Contingent deferred sales charges (note 2)	-	-	(13)	(417)	-	-	(149)	(231)
Adjustments to maintain reserves	5	(15)	(168)	2,806	2,300	(4,986)	53	(182)

Net equity transactions	445,427	712,526	(2,710,362)	(3,506,654)	(2,214)	(8,488)	(743,953)	(1,756,931)

Net change in contract owners’ equity	404,835	740,260	(4,039,589)	(46,586)	(3,971)	2,846	(1,881,389)	713,869
Contract owners’ equity beginning of period	1,162,923	422,663	29,445,367	29,491,953	30,576	27,730	14,713,140	13,999,271

Contract owners’ equity end of period	$1,567,758	1,162,923	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140

CHANGES IN UNITS:
Beginning units	118,106	44,469	753,983	849,906	-	-	610,024	690,001
Units purchased	54,009	87,886	35,053	28,639	-	-	44,837	24,231
Units redeemed	(8,006)	(14,249)	(103,256)	(124,562)	-	-	(75,901)	(104,208)

Ending units	164,109	118,106	685,780	753,983	-	-	578,960	610,024

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,831	25,688	2,901,475	2,494,738	(9)	(48)	19,616	38,462
Realized gain (loss) on investments	209,046	167,302	(7,207,810)	(3,056,072)	113	17	249,401	694,245
Change in unrealized gain (loss) on investments	(774,609)	330,033	(5,751,415)	5,311,553	(1,672)	1,606	(2,613,642)	283,818
Reinvested capital gains	273,788	83,500	-	-	493	-	756,816	283,556

Net increase (decrease) in contract owners’ equity resulting from operations	(281,944)	606,523	(10,057,750)	4,750,219	(1,075)	1,575	(1,587,809)	1,300,081

Equity transactions:
Purchase payments received from contract owners (note 3)	56,748	11,252	8,018,377	11,424,151	697	4	243,946	404,619
Transfers between funds	58,046	(144,382)	8,366,599	14,168,812	-	-	(864,388)	(70,523)
Redemptions (note 3)	(418,016)	(199,380)	(22,438,406)	(19,130,168)	-	(4)	(958,819)	(1,780,808)
Annuity benefits	-	-	(7,641)	(1,429)	(1,508)	(1,391)	(1,483)	(1,461)
Contract maintenance charges (note 2)	(343)	(397)	(1,955,109)	(1,902,346)	-	-	(4,143)	(4,121)
Contingent deferred sales charges (note 2)	(8)	(4)	(73,987)	(90,448)	-	-	(1,265)	(723)
Adjustments to maintain reserves	28	(122)	111	(1,005)	(13)	1,086	24	(35)

Net equity transactions	(303,545)	(333,033)	(8,090,056)	4,467,567	(824)	(305)	(1,586,128)	(1,453,052)

Net change in contract owners’ equity	(585,489)	273,490	(18,147,806)	9,217,786	(1,899)	1,270	(3,173,937)	(152,971)
Contract owners’ equity beginning of period	3,694,137	3,420,647	229,262,506	220,044,720	8,078	6,808	12,946,673	13,099,644

Contract owners’ equity end of period	$3,108,648	3,694,137	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673

CHANGES IN UNITS:
Beginning units	124,007	136,268	16,760,938	16,430,647	-	-	517,510	576,317
Units purchased	5,890	1,641	3,490,174	3,440,741	-	-	41,024	123,377
Units redeemed	(15,901)	(13,902)	(4,148,709)	(3,110,450)	-	-	(100,006)	(182,184)

Ending units	113,996	124,007	16,102,403	16,760,938	-	-	458,528	517,510

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVMV2		(Obsolete & Unaudited) ACVV		AMVGS4		AFGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(568,279)	(357,955)	-	-	(18)	-	(72,260)	(73,482)
Realized gain (loss) on investments	6,199,565	12,212,707	-	-	-	-	327,349	801,472
Change in unrealized gain (loss) on investments	(39,883,668)	984,622	-	-	540	-	(1,361,317)	923,555
Reinvested capital gains	10,516,053	3,531,935	-	-	-	-	1,083,012	1,125,386

Net increase (decrease) in contract owners’ equity resulting from operations	(23,736,329)	16,371,309	-	-	522	-	(23,216)	2,776,931

Equity transactions:
Purchase payments received from contract owners (note 3)	8,618,834	12,933,700	-	-	145,247	-	5,250	10,051
Transfers between funds	(6,110,681)	(17,658,881)	6	-	-	-	-	(4,704)
Redemptions (note 3)	(14,487,004)	(12,649,906)	-	-	-	-	(1,490,534)	(3,100,445)
Annuity benefits	(1,324)	(1,235)	-	-	-	-	(1,192)	(1,030)
Contract maintenance charges (note 2)	(813,394)	(798,486)	(5)	-	-	-	(2,140)	(2,373)
Contingent deferred sales charges (note 2)	(42,616)	(46,735)	-	-	-	-	(85)	(199)
Adjustments to maintain reserves	(33)	(1,194)	(1)	-	(8)	-	(116)	1,331

Net equity transactions	(12,836,218)	(18,222,737)	-	-	145,239	-	(1,488,817)	(3,097,369)

Net change in contract owners’ equity	(36,572,547)	(1,851,428)	-	-	145,761	-	(1,512,033)	(320,438)
Contract owners’ equity beginning of period	178,397,040	180,248,468	-	-	-	-	10,774,190	11,094,628

Contract owners’ equity end of period	$141,824,493	178,397,040	-	-	145,761	-	9,262,157	10,774,190

CHANGES IN UNITS:
Beginning units	6,044,690	6,722,132	-	-	-	-	62,814	82,124
Units purchased	602,173	1,066,031	-	-	16,712	-	24	285
Units redeemed	(1,037,396)	(1,743,473)	-	-	-	-	(8,117)	(19,595)

Ending units	5,609,467	6,044,690	-	-	16,712	-	54,721	62,814

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFHY		AVPAP2		AMVI4		AMVBC4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$25,228	41,503	(1,640,169)	(6,094,477)	1,476	-	1,443	-
Realized gain (loss) on investments	(12,047)	292	12,512,742	8,009,903	(21)	-	(4)	-
Change in unrealized gain (loss) on investments	(32,457)	6,677	(88,710,918)	86,410,075	(14,501)	-	(13,200)	-
Reinvested capital gains	-	-	30,232,133	7,435,135	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,276)	48,472	(47,606,212)	95,760,636	(13,046)	-	(11,761)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,135	1,421	5,563,251	4,806,991	308,136	-	216,953	-
Transfers between funds	8,508	(85,337)	(3,554,309)	(5,771,816)	61,730	-	2,133	-
Redemptions (note 3)	(346,589)	(57,320)	(53,626,348)	(27,784,783)	-	-	-	-
Annuity benefits	(1,432)	(1,451)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(321)	(350)	(10,287,458)	(10,079,135)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(476,607)	(339,623)	-	-	-	-
Adjustments to maintain reserves	(32)	950	40	(453)	1	-	(2)	-

Net equity transactions	(335,731)	(142,087)	(62,381,431)	(39,168,819)	369,867	-	219,084	-

Net change in contract owners’ equity	(355,007)	(93,615)	(109,987,643)	56,591,817	356,821	-	207,323	-
Contract owners’ equity beginning of period	763,377	856,992	808,276,400	751,684,583	-	-	-	-

Contract owners’ equity end of period	$408,370	763,377	698,288,757	808,276,400	356,821	-	207,323	-

CHANGES IN UNITS:
Beginning units	11,741	13,960	57,113,592	60,059,364	-	-	-	-
Units purchased	3,896	22	1,599,478	1,449,735	41,884	-	22,264	-
Units redeemed	(9,163)	(2,241)	(6,052,195)	(4,395,507)	-	-	-	-

Ending units	6,474	11,741	52,660,875	57,113,592	41,884	-	22,264	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFGC		AMVCB4		BRVHY3		BRVTR3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,623	1,624	1,485	-	1,344,330	898,115	2,888,280	1,636,527
Realized gain (loss) on investments	266	983	(61)	-	(1,024,322)	646,520	(295,238)	15,150
Change in unrealized gain (loss) on investments	(8,086)	1,043	(8,710)	-	(1,535,712)	(395,002)	(8,016,626)	1,442,049
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,197)	3,650	(7,286)	-	(1,215,704)	1,149,633	(5,423,584)	3,093,726

Equity transactions:
Purchase payments received from contract owners (note 3)	594	440	126,516	-	4,765,863	4,765,899	61,131,513	71,677,280
Transfers between funds	-	1,000	-	-	(9,140,347)	14,499,840	4,698,357	20,597,075
Redemptions (note 3)	(35,099)	(24,322)	(1,225)	-	(2,672,458)	(2,210,577)	(8,008,037)	(6,292,262)
Annuity benefits	(195)	(206)	-	-	(634)	(646)	-	-
Contract maintenance charges (note 2)	(353)	(374)	-	-	(1,382)	(1,379)	(2,955,764)	(1,990,430)
Contingent deferred sales charges (note 2)	-	-	-	-	(5,713)	(6,552)	(113,739)	(77,740)
Adjustments to maintain reserves	27	147	1	-	73	(229)	110	(387)

Net equity transactions	(35,026)	(23,315)	125,292	-	(7,054,598)	17,046,356	54,752,440	83,913,536

Net change in contract owners’ equity	(38,223)	(19,665)	118,006	-	(8,270,302)	18,195,989	49,328,856	87,007,262
Contract owners’ equity beginning of period	684,602	704,267	-	-	31,183,697	12,987,708	248,305,125	161,297,863

Contract owners’ equity end of period	$646,379	684,602	118,006	-	22,913,395	31,183,697	297,633,981	248,305,125

CHANGES IN UNITS:
Beginning units	18,957	19,599	-	-	2,888,766	1,270,873	24,686,644	16,323,965
Units purchased	13	40	12,508	-	4,999,736	3,630,376	8,522,116	10,040,795
Units redeemed	(998)	(682)	(125)	-	(5,663,652)	(2,012,483)	(2,998,343)	(1,678,116)

Ending units	17,972	18,957	12,383	-	2,224,850	2,888,766	30,210,417	24,686,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	BRVED3		MLVGA3		CHSMM		CLVHY2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$538,348	230,798	(2,930,326)	(1,433,618)	37,433	(28,889)	116,577	(1,095)
Realized gain (loss) on investments	4,407,565	2,442,632	2,038,078	(1,239,742)	-	-	(17,915)	(3,272)
Change in unrealized gain (loss) on investments	(40,364,295)	16,016,638	(46,294,503)	39,393,065	-	-	(259,535)	9,236
Reinvested capital gains	16,298,658	12,195,132	15,092,560	4,317,965	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,119,724)	30,885,200	(32,094,191)	41,037,670	37,433	(28,889)	(160,873)	4,869

Equity transactions:
Purchase payments received from contract owners (note 3)	3,463,338	36,967,048	9,388,774	18,581,822	-	12,890	941,386	771,083
Transfers between funds	(13,092,120)	(7,299,968)	(9,567,002)	(12,467,781)	1,635,188	(167,309)	512,113	1,017,761
Redemptions (note 3)	(8,156,321)	(8,041,238)	(27,744,799)	(25,330,710)	(1,518,712)	(414,338)	(159,502)	(37,357)
Annuity benefits	(1,405)	(1,289)	(5,431)	(5,456)	-	-	-	-
Contract maintenance charges (note 2)	(2,306,763)	(1,924,503)	(10,636)	(12,678)	(315)	(368)	(25)	(3)
Contingent deferred sales charges (note 2)	(130,892)	(104,360)	(65,209)	(86,710)	-	-	(255)	-
Adjustments to maintain reserves	91	(611)	11	(1,170)	(321)	(15)	(6)	(26)

Net equity transactions	(20,224,072)	19,595,079	(28,004,292)	(19,322,683)	115,840	(569,140)	1,293,711	1,751,458

Net change in contract owners’ equity	(39,343,796)	50,480,279	(60,098,483)	21,714,987	153,273	(598,029)	1,132,838	1,756,327
Contract owners’ equity beginning of period	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570	1,756,327	-

Contract owners’ equity end of period	$201,419,396	240,763,192	315,865,407	375,963,890	5,092,814	4,939,541	2,889,165	1,756,327

CHANGES IN UNITS:
Beginning units	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907	172,298	-
Units purchased	1,363,536	4,469,378	1,144,523	1,813,188	525,539	402,674	171,486	184,998
Units redeemed	(2,920,474)	(2,727,394)	(2,866,977)	(3,031,714)	(515,094)	(460,724)	(44,381)	(12,700)

Ending units	17,237,659	18,794,597	20,772,328	22,494,782	514,302	503,857	299,403	172,298

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DWVVLS		DWVSVS		ETVFR		FCA2S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,031	8,808	(605,644)	(599,128)	1,499,161	860,719	12,304	(912)
Realized gain (loss) on investments	9,773	9,162	827,868	332,332	651,715	267,561	(92,962)	(9,577)
Change in unrealized gain (loss) on investments	(229,654)	117,206	(15,227,262)	3,718,699	(3,696,557)	(228,945)	71,751	62,948
Reinvested capital gains	113,066	32,955	4,256,704	2,039,549	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,784)	168,131	(10,748,334)	5,491,452	(1,545,681)	899,335	(8,907)	52,459

Equity transactions:
Purchase payments received from contract owners (note 3)	426,502	661,513	6,000,712	7,709,495	11,478,732	10,499,895	14,706	16
Transfers between funds	543,622	(72,011)	(3,965,886)	(5,686,042)	14,604,066	3,617,639	(515,453)	(9,029)
Redemptions (note 3)	(75,951)	(47,252)	(3,514,763)	(3,475,001)	(5,683,008)	(4,118,708)	(108,686)	(30,608)
Annuity benefits	-	-	(1,011)	(990)	(338)	(199)	-	-
Contract maintenance charges (note 2)	(3,358)	(1,835)	(147,877)	(136,603)	(2,313)	(2,185)	(21)	(70)
Contingent deferred sales charges (note 2)	-	-	(11,631)	(23,951)	(26,206)	(21,684)	-	(125)
Adjustments to maintain reserves	(21)	4	16	(772)	(10,054)	8,583	(62)	(73)

Net equity transactions	890,794	540,419	(1,640,440)	(1,613,864)	20,360,879	9,983,341	(609,516)	(39,889)

Net change in contract owners’ equity	801,010	708,550	(12,388,774)	3,877,588	18,815,198	10,882,676	(618,423)	12,570
Contract owners’ equity beginning of period	1,560,377	851,827	60,828,677	56,951,089	55,872,464	44,989,788	618,423	605,853

Contract owners’ equity end of period	$2,361,387	1,560,377	48,439,903	60,828,677	74,687,662	55,872,464	-	618,423

CHANGES IN UNITS:
Beginning units	92,725	57,268	3,677,512	3,789,125	5,278,077	4,327,808	40,251	43,051
Units purchased	63,557	47,276	748,972	1,748,709	3,954,744	2,040,430	1,050	210
Units redeemed	(10,980)	(11,819)	(850,196)	(1,860,322)	(2,063,923)	(1,090,161)	(41,301)	(3,010)

Ending units	145,302	92,725	3,576,288	3,677,512	7,168,898	5,278,077	-	40,251

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVU2S		FQB		FQBS		FEIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,689)	-	98,361	120,920	248,814	275,566	2,430,050	1,022,552
Realized gain (loss) on investments	(65)	-	(64,112)	(24,488)	(206,676)	14,125	(2,461,075)	(5,348,009)
Change in unrealized gain (loss) on investments	(46,762)	-	(149,281)	66,683	(464,573)	130,889	(39,778,728)	30,975,742
Reinvested capital gains	-	-	-	-	-	-	13,534,654	6,368,540

Net increase (decrease) in contract owners’ equity resulting from operations	(49,516)	-	(115,032)	163,115	(422,435)	420,580	(26,275,099)	33,018,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,525	-	37,690	75,390	107,692	270,637	3,164,930	3,766,465
Transfers between funds	580,581	-	(250,863)	123,638	(640,694)	2,349,796	(5,826,018)	(4,578,881)
Redemptions (note 3)	(37,026)	-	(760,720)	(638,042)	(1,871,072)	(2,671,396)	(32,432,450)	(35,231,684)
Annuity benefits	-	-	-	-	-	-	(51,701)	(60,280)
Contract maintenance charges (note 2)	(36)	-	(1,494)	(1,753)	(10,115)	(10,366)	(99,093)	(111,313)
Contingent deferred sales charges (note 2)	-	-	(74)	(217)	(365)	(167)	(9,449)	(5,214)
Adjustments to maintain reserves	28	-	5	(83)	(46)	(293)	1,280	(46)

Net equity transactions	545,072	-	(975,456)	(441,067)	(2,414,600)	(61,789)	(35,252,501)	(36,220,953)

Net change in contract owners’ equity	495,556	-	(1,090,488)	(277,952)	(2,837,035)	358,791	(61,527,600)	(3,202,128)
Contract owners’ equity beginning of period	-	-	6,037,666	6,315,618	19,075,645	18,716,854	307,431,063	310,633,191

Contract owners’ equity end of period	$495,556	-	4,947,178	6,037,666	16,238,610	19,075,645	245,903,463	307,431,063

CHANGES IN UNITS:
Beginning units	-	-	372,687	400,313	1,339,808	1,344,546	3,943,755	4,425,270
Units purchased	58,491	-	14,527	28,377	46,209	238,006	44,825	60,857
Units redeemed	(3,733)	-	(75,876)	(56,003)	(218,793)	(242,744)	(513,186)	(542,372)

Ending units	54,758	-	311,338	372,687	1,167,224	1,339,808	3,475,394	3,943,755

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVSS2		FHIP		FAMP		FB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(41,456)	(11,366)	1,659,432	1,752,475	275,552	521,380	96,718	358,166
Realized gain (loss) on investments	332,339	408,437	(147,736)	976,071	(709,692)	19,791	1,118,749	388,960
Change in unrealized gain (loss) on investments	(1,642,487)	(873,156)	(3,327,761)	(217,959)	(8,812,378)	178,325	(44,377,897)	20,629,995
Reinvested capital gains	262,800	1,465,167	-	-	3,209,936	11,536,360	17,121,835	5,165,714

Net increase (decrease) in contract owners’ equity resulting from operations	(1,088,804)	989,082	(1,816,065)	2,510,587	(6,036,582)	12,255,856	(26,040,595)	26,542,835

Equity transactions:
Purchase payments received from contract owners (note 3)	32,449	43,607	663,470	433,859	924,400	858,690	111,858,100	177,040,664
Transfers between funds	(174,090)	(161,624)	(713,776)	(966,035)	(1,238,192)	(1,506,240)	17,411,622	12,670,416
Redemptions (note 3)	(452,692)	(486,525)	(5,643,411)	(5,398,274)	(11,647,441)	(11,202,553)	(10,679,860)	(4,395,441)
Annuity benefits	(5,806)	(4,136)	(5,520)	(5,567)	(11,708)	(12,342)	-	-
Contract maintenance charges (note 2)	(527)	(611)	(14,869)	(17,095)	(44,787)	(49,571)	(3,474,440)	(1,296,880)
Contingent deferred sales charges (note 2)	(24)	(80)	(800)	(2,982)	(4,926)	(831)	(192,604)	(65,238)
Adjustments to maintain reserves	135	(164)	(73)	496	141	373	(1,451)	(237)

Net equity transactions	(600,555)	(609,533)	(5,714,979)	(5,955,598)	(12,022,513)	(11,912,474)	114,921,367	183,953,284

Net change in contract owners’ equity	(1,689,359)	379,549	(7,531,044)	(3,445,011)	(18,059,095)	343,382	88,880,772	210,496,119
Contract owners’ equity beginning of period	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439	308,637,826	98,141,707

Contract owners’ equity end of period	$4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826

CHANGES IN UNITS:
Beginning units	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437	25,845,784	9,413,350
Units purchased	2,686	3,746	101,970	28,203	32,076	22,219	12,130,249	18,272,233
Units redeemed	(18,870)	(21,210)	(255,295)	(188,185)	(289,155)	(283,024)	(2,655,346)	(1,839,799)

Ending units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) FCP		FNRS2		FEI2		FF10S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(811,236)	(181,275)	1,426,060	(210,402)	7,996	5,270
Realized gain (loss) on investments	-	-	(25,823)	(3,517,049)	5,139,766	12,579,307	45,923	98,092
Change in unrealized gain (loss) on investments	-	-	(20,975,884)	(1,860,143)	(49,613,070)	12,745,746	(443,305)	320,905
Reinvested capital gains	-	-	83,754	44,293	14,100,291	6,420,169	135,453	98,562

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(21,729,189)	(5,514,174)	(28,946,953)	31,534,820	(253,933)	522,829

Equity transactions:
Purchase payments received from contract owners (note 3)	(434)	-	4,026,524	6,602,108	13,592,671	16,822,600	62,426	47,663
Transfers between funds	35	-	91,368	(10,778,110)	(7,598,687)	(11,031,267)	339,387	458,861
Redemptions (note 3)	398	-	(8,963,939)	(7,232,378)	(23,654,300)	(23,337,979)	(602,403)	(976,369)
Annuity benefits	-	-	(7,010)	(6,738)	(4,415)	(3,060)	(864)	(10,034)
Contract maintenance charges (note 2)	1	-	(6,546)	(7,690)	(1,213,226)	(1,208,582)	(1,308)	(1,416)
Contingent deferred sales charges (note 2)	-	-	(39,364)	(45,480)	(68,520)	(95,047)	(51)	(595)
Adjustments to maintain reserves	-	-	(867)	(698)	851	(1,414)	(805)	7,468

Net equity transactions	-	-	(4,899,834)	(11,468,986)	(18,945,626)	(18,854,749)	(203,618)	(474,422)

Net change in contract owners’ equity	-	-	(26,629,023)	(16,983,160)	(47,892,579)	12,680,071	(457,551)	48,407
Contract owners’ equity beginning of period	-	-	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

Contract owners’ equity end of period	$-	-	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150

CHANGES IN UNITS:
Beginning units	-	-	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315
Units purchased	(13)	-	6,618,436	1,225,870	951,630	1,479,837	35,212	43,136
Units redeemed	13	-	(6,921,379)	(1,994,836)	(1,648,405)	(2,204,741)	(45,180)	(74,485)

Ending units	-	-	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S2		FF20S		FF20S2		FF30S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(206,607)	(418,103)	8,956	6,201	(1,050,146)	(960,834)	(11,834)	9,690
Realized gain (loss) on investments	5,460,195	5,156,643	344,974	502,981	15,114,450	13,129,921	621,571	242,883
Change in unrealized gain (loss) on investments	(26,102,773)	16,141,894	(1,352,360)	545,844	(60,188,294)	37,267,157	(2,131,261)	1,397,908
Reinvested capital gains	7,001,858	5,002,048	308,057	269,572	14,371,284	12,796,145	342,307	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	(13,847,327)	25,882,482	(690,373)	1,324,598	(31,752,706)	62,232,389	(1,179,217)	2,063,812

Equity transactions:
Purchase payments received from contract owners (note 3)	9,521,640	17,100,018	184,722	437,109	4,850,225	6,779,858	925,011	779,922
Transfers between funds	1,817,392	(5,022,791)	900,717	595,687	(9,066,291)	(5,884,688)	36,865	1,179,528
Redemptions (note 3)	(19,741,961)	(15,906,023)	(1,088,607)	(2,459,111)	(41,324,118)	(34,021,587)	(1,832,773)	(907,066)
Annuity benefits	(7,685)	(7,665)	-	-	(5,559)	(5,446)	-	-
Contract maintenance charges (note 2)	(2,902,153)	(2,735,259)	(3,209)	(3,662)	(4,780,308)	(4,822,893)	(5,154)	(4,603)
Contingent deferred sales charges (note 2)	(104,725)	(149,840)	(784)	(2,640)	(73,855)	(140,148)	(3,250)	(3,868)
Adjustments to maintain reserves	204	1,249	21	(99)	414	(1,311)	(17)	(60)

Net equity transactions	(11,417,288)	(6,720,311)	(7,140)	(1,432,716)	(50,399,492)	(38,096,215)	(879,318)	1,043,853

Net change in contract owners’ equity	(25,264,615)	19,162,171	(697,513)	(108,118)	(82,152,198)	24,136,174	(2,058,535)	3,107,665
Contract owners’ equity beginning of period	254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

Contract owners’ equity end of period	$229,569,311	254,833,926	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745

CHANGES IN UNITS:
Beginning units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503
Units purchased	1,274,206	1,617,874	100,860	87,881	873,369	1,176,640	92,356	141,806
Units redeemed	(1,954,299)	(2,055,694)	(101,789)	(180,333)	(3,653,063)	(3,376,540)	(145,094)	(77,921)

Ending units	14,151,513	14,831,606	567,701	568,630	22,418,899	25,198,593	707,650	760,388

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF30S2		FGI2		FGP		FG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(371,147)	(304,097)	(3,658,480)	16,832	(4,368,236)	(4,053,357)	(5,948,665)	(4,838,318)
Realized gain (loss) on investments	1,403,270	1,684,923	3,872,401	1,362,102	29,599,018	24,376,628	14,118,539	15,874,492
Change in unrealized gain (loss) on investments	(9,147,520)	7,374,038	(49,791,435)	22,152,210	(82,860,360)	56,782,685	(66,693,541)	53,907,843
Reinvested capital gains	1,773,016	2,291,086	15,255,804	3,537,375	55,285,394	26,274,071	51,928,807	22,095,764

Net increase (decrease) in contract owners’ equity resulting from operations	(6,342,381)	11,045,950	(34,321,710)	27,068,519	(2,344,184)	103,380,027	(6,594,860)	87,039,781

Equity transactions:
Purchase payments received from contract owners (note 3)	3,969,084	5,184,093	91,715,624	150,918,584	4,816,054	3,845,730	30,284,344	30,238,979
Transfers between funds	(1,402,694)	1,490,649	(8,428,242)	7,221,876	(2,760,126)	(647,477)	(20,046,126)	7,160,427
Redemptions (note 3)	(7,413,024)	(5,732,096)	(7,354,070)	(3,357,664)	(40,291,375)	(41,619,855)	(25,504,211)	(23,493,686)
Annuity benefits	(1,788)	(1,711)	-	-	(73,214)	(68,395)	(2,549)	(2,322)
Contract maintenance charges (note 2)	(5,076)	(5,287)	(3,002,925)	(1,127,666)	(153,068)	(158,287)	(1,201,429)	(1,129,777)
Contingent deferred sales charges (note 2)	(19,777)	(12,727)	(165,405)	(53,483)	(8,378)	(6,832)	(166,733)	(150,156)
Adjustments to maintain reserves	142	(707)	(35,799)	(358)	810	(10,806)	902	(1,424)

Net equity transactions	(4,873,133)	922,214	72,729,183	153,601,289	(38,469,297)	(38,665,922)	(16,635,802)	12,622,041

Net change in contract owners’ equity	(11,215,514)	11,968,164	38,407,473	180,669,808	(40,813,481)	64,714,105	(23,230,662)	99,661,822
Contract owners’ equity beginning of period	71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

Contract owners’ equity end of period	$59,876,306	71,091,820	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954

CHANGES IN UNITS:
Beginning units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404
Units purchased	364,619	506,123	8,693,610	15,021,616	93,834	85,537	2,325,940	2,904,082
Units redeemed	(615,842)	(472,033)	(3,005,619)	(2,038,149)	(407,098)	(451,974)	(2,803,339)	(2,472,719)

Ending units	3,356,498	3,607,721	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FIGBS		FIGBP2		FMCS		FMC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$129,761	137,032	6,092,097	4,978,092	(146,225)	(129,909)	(3,108,389)	(2,912,205)
Realized gain (loss) on investments	(199,311)	(38,443)	(423,542)	49,840	277,996	140,206	6,906,338	12,851,196
Change in unrealized gain (loss) on investments	(286,813)	228,369	(22,436,181)	4,531,188	(4,648,257)	2,398,325	(67,955,807)	24,638,560
Reinvested capital gains	83,100	64,864	3,764,870	1,966,219	1,649,105	857,988	24,078,372	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	(273,263)	391,822	(13,002,756)	11,525,339	(2,867,381)	3,266,610	(40,079,486)	47,460,788

Equity transactions:
Purchase payments received from contract owners (note 3)	258,381	386,050	104,705,171	171,683,110	357,970	352,874	2,745,048	7,984,322
Transfers between funds	63,689	1,098,051	30,211,044	41,191,004	(159,920)	(252,504)	(10,241,755)	(13,080,260)
Redemptions (note 3)	(1,712,223)	(2,273,318)	(38,205,059)	(34,082,256)	(1,615,987)	(1,887,680)	(25,966,933)	(23,794,059)
Annuity benefits	(7,465)	(7,843)	(16,854)	(17,157)	(2,607)	(2,417)	(25,865)	(24,060)
Contract maintenance charges (note 2)	(3,937)	(4,590)	(5,948,176)	(3,690,571)	(4,687)	(5,292)	(1,312,178)	(1,357,120)
Contingent deferred sales charges (note 2)	(2,468)	(1,247)	(230,960)	(133,173)	(1,840)	(1,894)	(63,257)	(80,270)
Adjustments to maintain reserves	(31)	(106)	378,321	(4,502)	116	(1,638)	620	(1,676)

Net equity transactions	(1,404,054)	(803,003)	90,893,487	174,946,455	(1,426,955)	(1,798,551)	(34,864,320)	(30,353,123)

Net change in contract owners’ equity	(1,677,317)	(411,181)	77,890,731	186,471,794	(4,294,336)	1,468,059	(74,943,806)	17,107,665
Contract owners’ equity beginning of period	13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

Contract owners’ equity end of period	$12,148,683	13,826,000	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497

CHANGES IN UNITS:
Beginning units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968
Units purchased	80,710	149,689	11,416,148	16,019,623	40,715	59,011	220,584	428,434
Units redeemed	(176,798)	(203,034)	(5,344,484)	(4,355,264)	(107,985)	(153,553)	(979,096)	(1,148,148)

Ending units	827,555	923,643	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FOP		FO2		FVSS		FRESS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$97,501	45,558	(185,494)	(303,619)	(19,852)	2,299	77,301	16,919
Realized gain (loss) on investments	583,232	(798,318)	1,128,172	(48,565)	197,080	253,203	(97,554)	(2,235)
Change in unrealized gain (loss) on investments	(9,512,953)	14,803,954	(17,141,232)	22,550,842	(1,148,924)	(620,051)	(447,000)	(27,332)
Reinvested capital gains	-	52,068	-	88,127	194,281	1,105,620	134,840	47,857

Net increase (decrease) in contract owners’ equity resulting from operations	(8,832,220)	14,103,262	(16,198,554)	22,286,785	(777,415)	741,071	(332,413)	35,209

Equity transactions:
Purchase payments received from contract owners (note 3)	496,135	441,058	7,061,714	6,574,003	29,638	56,719	1,623,592	925,097
Transfers between funds	(573,300)	(922,213)	2,097,976	478,654	(176,921)	(35,628)	1,497,191	494,549
Redemptions (note 3)	(5,142,773)	(5,839,544)	(8,653,189)	(7,695,525)	(317,027)	(651,718)	(257,477)	(104,916)
Annuity benefits	(4,792)	(5,448)	(1,196)	(1,234)	-	-	-	-
Contract maintenance charges (note 2)	(21,450)	(23,667)	(567,145)	(554,612)	(1,321)	(1,536)	(150)	(21)
Contingent deferred sales charges (note 2)	(1,887)	(1,639)	(28,795)	(40,340)	(8)	(142)	(28)	-
Adjustments to maintain reserves	720	(3,510)	862	(536)	(20)	(94)	(38)	(41)

Net equity transactions	(5,247,347)	(6,354,963)	(89,773)	(1,239,590)	(465,659)	(632,399)	2,863,090	1,314,668

Net change in contract owners’ equity	(14,079,567)	7,748,299	(16,288,327)	21,047,195	(1,243,074)	108,672	2,530,677	1,349,877
Contract owners’ equity beginning of period	59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

Contract owners’ equity end of period	$45,749,053	59,828,620	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349

CHANGES IN UNITS:
Beginning units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558
Units purchased	28,094	47,461	777,969	799,401	4,368	8,233	333,010	122,709
Units redeemed	(178,524)	(246,640)	(761,025)	(850,310)	(21,703)	(33,523)	(95,628)	(14,880)

Ending units	1,502,540	1,652,970	3,960,462	3,943,518	152,249	169,584	412,769	175,387

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FEMS2		FTVIS2		FTVRD2		FTVSV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,044	-	7,851,291	6,737,777	(71,591)	21,899	(528,940)	(951,530)
Realized gain (loss) on investments	(1,665)	-	3,671,899	2,843,926	2,444,711	2,026,164	2,882,734	5,990,183
Change in unrealized gain (loss) on investments	(264,336)	-	(25,548,526)	10,641,248	(6,696,720)	3,006,154	(27,725,338)	(3,641,855)
Reinvested capital gains	-	-	-	-	2,186,578	1,340,716	13,498,029	6,948,289

Net increase (decrease) in contract owners’ equity resulting from operations	(262,957)	-	(14,025,336)	20,222,951	(2,137,022)	6,394,933	(11,873,515)	8,345,087

Equity transactions:
Purchase payments received from contract owners (note 3)	1,212,902	-	8,904,876	13,621,115	519,242	507,572	517,193	508,339
Transfers between funds	1,783,483	-	(10,914,189)	(5,282,424)	(610,271)	(1,443,645)	(3,194,060)	(6,639,037)
Redemptions (note 3)	(29,744)	-	(23,007,478)	(25,592,492)	(3,535,404)	(6,024,549)	(10,885,473)	(11,403,611)
Annuity benefits	-	-	(6,512)	(6,501)	(9,578)	(6,661)	(5,742)	(5,329)
Contract maintenance charges (note 2)	(33)	-	(12,097)	(14,207)	(2,319)	(2,645)	(427,871)	(446,745)
Contingent deferred sales charges (note 2)	(238)	-	(65,577)	(69,777)	(418)	(944)	(13,775)	(16,026)
Adjustments to maintain reserves	(25)	-	(73)	(878)	59	(552)	(29)	943

Net equity transactions	2,966,345	-	(25,101,050)	(17,345,164)	(3,638,689)	(6,971,424)	(14,009,757)	(18,001,466)

Net change in contract owners’ equity	2,703,388	-	(39,126,386)	2,877,787	(5,775,711)	(576,491)	(25,883,272)	(9,656,379)
Contract owners’ equity beginning of period	-	-	264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311

Contract owners’ equity end of period	$2,703,388	-	225,408,877	264,535,263	31,173,227	36,948,938	71,704,660	97,587,932

CHANGES IN UNITS:
Beginning units	-	-	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770
Units purchased	345,624	-	1,609,945	1,716,926	49,477	26,907	103,738	175,573
Units redeemed	(17,510)	-	(3,194,955)	(2,787,859)	(160,784)	(261,090)	(447,751)	(656,556)

Ending units	328,114	-	14,462,828	16,047,838	1,023,109	1,134,416	2,065,774	2,409,787

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$23,511	13,221	(66,774)	(58,793)	384,443	427,806	(1,810,659)	(1,869,670)
Realized gain (loss) on investments	(7,094)	(11,915)	(107,114)	(281,905)	(1,089,557)	(1,521,452)	(1,945,731)	(1,282,898)
Change in unrealized gain (loss) on investments	(175,665)	17,905	(1,878,357)	4,379,801	(5,020,502)	6,576,105	4,193,318	3,171,964
Reinvested capital gains	15,296	56,102	-	-	-	-	-	382,081

Net increase (decrease) in contract owners’ equity resulting from operations	(143,952)	75,313	(2,052,245)	4,039,103	(5,725,616)	5,482,459	436,928	401,477

Equity transactions:
Purchase payments received from contract owners (note 3)	94,904	263,357	132,680	103,556	255,695	227,964	4,545,353	8,092,557
Transfers between funds	68,524	72,339	(2,144,714)	1,877,249	646,914	(1,554,154)	(1,665,736)	2,572,645
Redemptions (note 3)	(11,757)	(69,167)	(1,983,061)	(1,205,224)	(4,902,339)	(5,702,347)	(11,906,878)	(10,599,001)
Annuity benefits	-	-	-	-	(2,155)	(2,387)	(14,410)	(15,081)
Contract maintenance charges (note 2)	(2,130)	(1,315)	(1,116)	(1,386)	(129,296)	(150,428)	(6,610)	(7,634)
Contingent deferred sales charges (note 2)	-	-	(809)	(162)	(1,218)	(2,898)	(35,824)	(30,630)
Adjustments to maintain reserves	6	(22)	27	(477)	(50)	(555)	(28)	(778)

Net equity transactions	149,547	265,192	(3,996,993)	773,556	(4,132,449)	(7,184,805)	(9,084,133)	12,078

Net change in contract owners’ equity	5,595	340,505	(6,049,238)	4,812,659	(9,858,065)	(1,702,346)	(8,647,205)	413,555
Contract owners’ equity beginning of period	1,119,413	778,908	14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147

Contract owners’ equity end of period	$1,125,008	1,119,413	8,750,560	14,799,798	27,658,651	37,516,716	109,604,497	118,251,702

CHANGES IN UNITS:
Beginning units	79,914	60,134	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337
Units purchased	12,936	27,013	78,498	428,495	87,970	73,645	1,504,980	1,896,180
Units redeemed	(1,949)	(7,233)	(437,653)	(346,831)	(273,345)	(377,507)	(2,466,345)	(1,896,075)

Ending units	90,901	79,914	889,456	1,248,611	1,368,003	1,553,378	11,681,077	12,642,442

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVFA2		FTVSI2		JPMMV1		JABS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,311,414	1,017,801	28,070	9,762	(48,570)	(74,720)	53,803	14,097
Realized gain (loss) on investments	363,722	986,395	(4,219)	(21,514)	338,017	476,581	425,373	198,911
Change in unrealized gain (loss) on investments	(14,122,207)	3,266,244	(46,307)	31,023	(2,111,734)	623,099	(808,909)	1,257,601
Reinvested capital gains	2,282,402	4,139,331	-	-	214,170	653,180	261,634	18,437

Net increase (decrease) in contract owners’ equity resulting from operations	(10,164,669)	9,409,771	(22,456)	19,271	(1,608,117)	1,678,140	(68,099)	1,489,046

Equity transactions:
Purchase payments received from contract owners (note 3)	3,678,415	4,280,597	102	154,503	204,186	215,037	842,240	363,497
Transfers between funds	(6,024,110)	879,256	656,070	125,786	(756,165)	(821,827)	(585,948)	240,423
Redemptions (note 3)	(8,941,635)	(6,115,582)	(24,251)	(227,638)	(1,954,311)	(1,321,143)	(768,680)	(1,273,149)
Annuity benefits	(667)	(669)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,116)	(3,521)	-	-	(3,271)	(3,882)	(411)	(401)
Contingent deferred sales charges (note 2)	(21,686)	(27,576)	-	-	(2,929)	(1,737)	-	(305)
Adjustments to maintain reserves	69	(733)	(2)	(11)	(3)	(245)	115	2,648

Net equity transactions	(11,312,730)	(988,228)	631,919	52,640	(2,512,493)	(1,933,797)	(512,684)	(667,287)

Net change in contract owners’ equity	(21,477,399)	8,421,543	609,463	71,911	(4,120,610)	(255,657)	(580,783)	821,759
Contract owners’ equity beginning of period	101,083,345	92,661,802	574,493	502,582	14,600,047	14,855,704	10,161,366	9,339,607

Contract owners’ equity end of period	$79,605,946	101,083,345	1,183,956	574,493	10,479,437	14,600,047	9,580,583	10,161,366

CHANGES IN UNITS:
Beginning units	7,228,922	7,292,261	53,163	48,249	469,253	535,946	366,508	392,370
Units purchased	504,575	1,064,452	63,085	29,746	12,164	28,495	90,757	25,674
Units redeemed	(1,329,419)	(1,127,791)	(4,072)	(24,832)	(94,090)	(95,188)	(61,730)	(51,536)

Ending units	6,404,078	7,228,922	112,176	53,163	387,327	469,253	395,535	366,508

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAMGS		JAFBS		JACAS		JAGTS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,144)	120	742,849	553,506	(352,311)	(2,006,332)	(714,431)	(1,161,680)
Realized gain (loss) on investments	12,719	(2,111)	(139,264)	(38,309)	710,265	(4,863,896)	16,505,654	3,665,166
Change in unrealized gain (loss) on investments	(191,274)	71,399	(2,208,007)	375,779	(16,594,783)	32,403,045	(22,197,486)	24,926,432
Reinvested capital gains	84,734	22,780	-	-	18,286,925	7,622,810	4,567,351	5,498,162

Net increase (decrease) in contract owners’ equity resulting from operations	(97,965)	92,188	(1,604,422)	890,976	2,050,096	33,155,627	(1,838,912)	32,928,080

Equity transactions:
Purchase payments received from contract owners (note 3)	491,829	320,101	6,836,940	8,152,037	1,107,548	1,284,524	14,456,231	11,040,341
Transfers between funds	733,737	114,624	5,895,837	2,794,913	(9,623,072)	(6,146,130)	(1,077,187)	18,024,479
Redemptions (note 3)	(26,062)	(48,081)	(2,516,947)	(3,134,843)	(13,083,213)	(15,003,775)	(11,145,937)	(8,069,997)
Annuity benefits	-	-	(1,185)	(938)	(2,120)	(1,642)	(1,000)	(820)
Contract maintenance charges (note 2)	(2,941)	(81)	(480,182)	(401,878)	(631,565)	(671,171)	(7,630)	(6,287)
Contingent deferred sales charges (note 2)	-	-	(16,791)	(23,428)	(20,554)	(28,076)	(68,910)	(47,772)
Adjustments to maintain reserves	(6)	(19)	(36)	682	(114)	(4,092)	(76)	(787)

Net equity transactions	1,196,557	386,544	9,717,636	7,386,545	(22,253,090)	(20,570,362)	2,155,491	20,939,157

Net change in contract owners’ equity	1,098,592	478,732	8,113,214	8,277,521	(20,202,994)	12,585,265	316,579	53,867,237
Contract owners’ equity beginning of period	702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

Contract owners’ equity end of period	$1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476	122,989,540	122,672,961

CHANGES IN UNITS:
Beginning units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862
Units purchased	60,265	24,716	1,706,385	1,670,517	241,970	426,392	3,520,812	3,803,880
Units redeemed	(3,959)	(3,622)	(718,500)	(932,037)	(868,056)	(1,115,394)	(3,437,696)	(2,383,389)

Ending units	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116	6,599,469	6,516,353

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAIGS		LZREMS		LOVTRC		LOVSDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$72,540	30,773	140,375	106,320	750,454	341,749	1,087	-
Realized gain (loss) on investments	(1,833,508)	(2,351,849)	1,184,685	658,270	(76,499)	(82,561)	-	-
Change in unrealized gain (loss) on investments	(5,139,049)	13,519,548	(11,710,029)	8,272,544	(1,344,164)	118,343	(957)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,900,017)	11,198,472	(10,384,969)	9,037,134	(670,209)	377,531	130	-

Equity transactions:
Purchase payments received from contract owners (note 3)	615,333	561,855	7,111,034	9,774,498	8,905,172	10,999,764	33,201	-
Transfers between funds	(590,198)	(393,748)	561,897	(3,031,202)	5,238,904	5,726,281	-	-
Redemptions (note 3)	(5,191,222)	(5,155,735)	(3,186,877)	(2,335,627)	(1,568,451)	(1,147,511)	-	-
Annuity benefits	(10,798)	(10,156)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,719)	(7,903)	(1,175)	(1,337)	(228,134)	(98,746)	-	-
Contingent deferred sales charges (note 2)	(14,109)	(14,390)	(10,343)	(17,165)	(10,170)	(6,192)	-	-
Adjustments to maintain reserves	103	(1,125)	79	(598)	(10)	(284)	2	-

Net equity transactions	(5,197,610)	(5,021,202)	4,474,615	4,388,569	12,337,311	15,473,312	33,203	-

Net change in contract owners’ equity	(12,097,627)	6,177,270	(5,910,354)	13,425,703	11,667,102	15,850,843	33,333	-
Contract owners’ equity beginning of period	45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	-	-

Contract owners’ equity end of period	$33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077	33,333	-

CHANGES IN UNITS:
Beginning units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	-	-
Units purchased	198,393	401,365	1,502,317	2,242,353	1,578,184	1,988,321	3,299	-
Units redeemed	(461,892)	(639,528)	(1,078,770)	(1,848,998)	(343,996)	(461,782)	-	-

Ending units	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651	3,299	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNCPS2		M2IGSS		MNDSC		MVUSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$93	-	(69,714)	(66,625)	(646,479)	(484,938)	428	5,925
Realized gain (loss) on investments	(4)	-	82,259	(72,057)	1,821,170	(784,578)	(6,450)	(5,532)
Change in unrealized gain (loss) on investments	(3,957)	-	(378,897)	1,250,513	(9,219,737)	7,124,208	4,819	20,168
Reinvested capital gains	409	-	356,282	313,256	6,094,876	605,596	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,459)	-	(10,070)	1,425,087	(1,950,170)	6,460,288	(572)	20,561

Equity transactions:
Purchase payments received from contract owners (note 3)	45,070	-	25,083	43,625	4,991,449	2,366,493	22,936	17,500
Transfers between funds	279	-	(87,458)	(818,741)	(890,191)	4,967,571	(20,076)	(3,635)
Redemptions (note 3)	-	-	(723,496)	(531,246)	(2,711,839)	(1,776,128)	(11,784)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(513)	(480)	(108,830)	(88,151)	-	-
Contingent deferred sales charges (note 2)	-	-	(17)	(30)	(16,047)	(10,437)	-	-
Adjustments to maintain reserves	(2)	-	28	(239)	65	(803)	(3)	(7)

Net equity transactions	45,347	-	(786,373)	(1,307,111)	1,264,607	5,458,545	(8,927)	13,858

Net change in contract owners’ equity	41,888	-	(796,443)	117,976	(685,563)	11,918,833	(9,499)	34,419
Contract owners’ equity beginning of period	-	-	6,216,844	6,098,868	38,147,836	26,229,003	183,219	148,800

Contract owners’ equity end of period	$41,888	-	5,420,401	6,216,844	37,462,273	38,147,836	173,720	183,219

CHANGES IN UNITS:
Beginning units	-	-	485,616	601,619	2,308,380	1,975,791	14,544	13,452
Units purchased	4,444	-	16,552	26,487	1,026,552	785,601	2,287	2,966
Units redeemed	-	-	(74,697)	(142,490)	(997,141)	(453,012)	(3,058)	(1,874)

Ending units	4,444	-	427,471	485,616	2,337,791	2,308,380	13,773	14,544

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVFSC		MVIVSC		MSGI2		MSVFI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(983,535)	700,208	(1,840,855)	(642,394)	133,601	86,380	25,831	44,711
Realized gain (loss) on investments	22,357,608	24,622,547	11,909,540	8,494,585	(70,194)	(5,832)	785	12,957
Change in unrealized gain (loss) on investments	(94,048,066)	17,306,027	(45,275,409)	50,158,403	(1,671,137)	481,092	(70,753)	54,664
Reinvested capital gains	27,076,633	16,169,518	3,237,821	257,308	437,769	613,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,597,360)	58,798,300	(31,968,903)	58,267,902	(1,169,961)	1,175,299	(44,137)	112,332

Equity transactions:
Purchase payments received from contract owners (note 3)	14,074,260	20,322,373	21,495,931	22,731,422	1,891,516	2,463,363	26,216	203,980
Transfers between funds	(12,387,611)	(13,073,965)	(8,015,350)	12,486,084	(1,842,625)	1,598,794	509,064	345,580
Redemptions (note 3)	(36,995,544)	(37,680,801)	(20,638,356)	(16,719,275)	(948,740)	(961,869)	(292,770)	(408,837)
Annuity benefits	(19,283)	(17,850)	(9,005)	(1,591)	-	-	(1,520)	(1,184)
Contract maintenance charges (note 2)	(2,061,720)	(2,073,173)	(1,509,804)	(1,462,012)	(262)	(522)	(357)	(400)
Contingent deferred sales charges (note 2)	(54,974)	(95,527)	(91,371)	(73,198)	(12,683)	(3,460)	(85)	-
Adjustments to maintain reserves	(44)	(1,408)	10	(1,439)	23	(332)	(28)	1,176

Net equity transactions	(37,444,916)	(32,620,351)	(8,767,945)	16,959,991	(912,771)	3,095,974	240,520	140,315

Net change in contract owners’ equity	(83,042,276)	26,177,949	(40,736,848)	75,227,893	(2,082,732)	4,271,273	196,383	252,647
Contract owners’ equity beginning of period	422,563,556	396,385,607	299,409,947	224,182,054	13,234,445	8,963,172	2,436,534	2,183,887

Contract owners’ equity end of period	$339,521,280	422,563,556	258,673,099	299,409,947	11,151,713	13,234,445	2,632,917	2,436,534

CHANGES IN UNITS:
Beginning units	12,465,206	13,487,674	15,131,602	14,144,359	1,286,043	964,729	172,681	164,356
Units purchased	1,104,115	1,357,463	2,250,294	3,577,070	389,874	934,178	66,440	57,083
Units redeemed	(2,198,780)	(2,379,931)	(2,704,547)	(2,589,827)	(480,402)	(612,864)	(48,621)	(48,758)

Ending units	11,370,541	12,465,206	14,677,349	15,131,602	1,195,515	1,286,043	190,500	172,681

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVF2		MSEM		MSEMB		VKVGR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$80,684	150,678	66,438	71,810	30,202	29,128	6,157	1,964
Realized gain (loss) on investments	71,349	108,367	7,084	14,938	(17,110)	18,903	1,138	6,512
Change in unrealized gain (loss) on investments	(399,355)	194,022	(204,563)	55,417	(64,719)	1,970	(35,038)	12,002
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(247,322)	453,067	(131,041)	142,165	(51,627)	50,001	(27,743)	20,478

Equity transactions:
Purchase payments received from contract owners (note 3)	115,623	236,492	6	-	26,618	127,972	174,183	42,518
Transfers between funds	160,625	508,438	(111,322)	(23,958)	14,639	(29,471)	13,759	(233,737)
Redemptions (note 3)	(1,155,711)	(1,245,858)	(196,808)	(160,651)	(143,235)	(50,813)	(18,085)	(49,724)
Annuity benefits	(1,034)	(1,089)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,255)	(18,890)	(815)	(924)	(48)	(91)	(4)	(6)
Contingent deferred sales charges (note 2)	(420)	(100)	(22)	-	-	-	-	-
Adjustments to maintain reserves	42	(338)	(29)	(47)	18	(81)	(11)	(14)

Net equity transactions	(899,130)	(521,345)	(308,990)	(185,580)	(102,008)	47,516	169,842	(240,963)

Net change in contract owners’ equity	(1,146,452)	(68,278)	(440,031)	(43,415)	(153,635)	97,517	142,099	(220,485)
Contract owners’ equity beginning of period	10,547,601	10,615,879	1,746,085	1,789,500	699,184	601,667	216,047	436,532

Contract owners’ equity end of period	$9,401,149	10,547,601	1,306,054	1,746,085	545,549	699,184	358,146	216,047

CHANGES IN UNITS:
Beginning units	759,666	799,543	58,179	64,563	43,423	34,535	18,964	41,570
Units purchased	59,537	91,729	2	-	4,757	16,633	19,889	6,884
Units redeemed	(124,733)	(131,606)	(10,741)	(6,384)	(12,038)	(7,745)	(4,182)	(29,490)

Ending units	694,470	759,666	47,440	58,179	36,142	43,423	34,671	18,964

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVRE		MSVREB		VYDS		DTRTFB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$342	5	28	(1)	(1,545)	(1,023)	68,502	-
Realized gain (loss) on investments	2,357	1,274	144	155	25,153	10,265	(3,290)	-
Change in unrealized gain (loss) on investments	(4,917)	(939)	(380)	(114)	(71,050)	26,829	(49,953)	-
Reinvested capital gains	-	-	-	-	26,541	2,524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,218)	340	(208)	40	(20,901)	38,595	15,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	13	-	-	-	1,377	-	1,075,810	-
Transfers between funds	-	-	-	-	-	(17,544)	2,252,750	-
Redemptions (note 3)	(4,174)	-	-	-	(42,069)	(2,380)	(38,635)	-
Annuity benefits	(2,565)	(3,103)	(519)	(537)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(40)	(49)	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(26)	1,119	(2)	(2)	10	(57)	(12)	-

Net equity transactions	(6,752)	(1,984)	(521)	(539)	(40,722)	(20,030)	3,289,911	-

Net change in contract owners’ equity	(8,970)	(1,644)	(729)	(499)	(61,623)	18,565	3,305,170	-
Contract owners’ equity beginning of period	26,705	28,349	2,683	3,182	191,617	173,052	-	-

Contract owners’ equity end of period	$17,735	26,705	1,954	2,683	129,994	191,617	3,305,170	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	7,477	8,424	-	-
Units purchased	-	-	-	-	56	-	370,592	-
Units redeemed	-	-	-	-	(1,600)	(947)	(42,829)	-

Ending units	-	-	-	-	5,933	7,477	327,763	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVBX		NAMGI2		NAMAA2		NVAMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,058	-	(788,253)	(509,499)	(1,650,134)	7,544,269	10,216	134,907
Realized gain (loss) on investments	(1)	-	2,471,246	(20,023)	827,956	597,454	1,013,724	1,156,720
Change in unrealized gain (loss) on investments	(2,192)	-	(30,426,570)	36,356,376	(191,171,667)	154,968,774	(7,833,295)	181,811
Reinvested capital gains	91	-	13,014,492	250,869	81,105,626	15,239,276	2,692,475	1,628,404

Net increase (decrease) in contract owners’ equity resulting from operations	1,956	-	(15,729,085)	36,077,723	(110,888,219)	178,349,773	(4,116,880)	3,101,842

Equity transactions:
Purchase payments received from contract owners (note 3)	169,109	-	110,106,771	109,201,385	317,545,912	323,284,516	514,837	668,212
Transfers between funds	1,665	-	(16,132,054)	(11,146,006)	70,761,985	53,423,836	(1,231,880)	(1,270,715)
Redemptions (note 3)	-	-	(8,205,340)	(4,767,872)	(53,605,467)	(29,520,700)	(4,817,859)	(5,634,869)
Annuity benefits	-	-	-	-	-	-	(4,021)	(12,502)
Contract maintenance charges (note 2)	-	-	(3,101,957)	(1,680,484)	(18,779,303)	(13,289,417)	(13,462)	(15,227)
Contingent deferred sales charges (note 2)	-	-	(130,721)	(53,189)	(603,080)	(568,440)	(1,047)	(2,546)
Adjustments to maintain reserves	(3)	-	46	(833)	2,655	(2,663)	(38)	2,042

Net equity transactions	170,771	-	82,536,745	91,553,001	315,322,702	333,327,132	(5,553,470)	(6,265,605)

Net change in contract owners’ equity	172,727	-	66,807,660	127,630,724	204,434,483	511,676,905	(9,670,350)	(3,163,763)
Contract owners’ equity beginning of period	-	-	269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239

Contract owners’ equity end of period	$172,727	-	336,470,615	269,662,955	1,703,853,239	1,499,418,756	34,913,126	44,583,476

CHANGES IN UNITS:
Beginning units	-	-	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130
Units purchased	16,971	-	8,793,408	9,514,216	35,142,926	36,584,254	33,188	69,216
Units redeemed	-	-	(2,642,809)	(1,913,695)	(8,574,857)	(6,695,442)	(235,534)	(310,464)

Ending units	16,971	-	26,846,222	20,695,623	153,008,686	126,440,617	1,423,536	1,625,882

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(542,399)	44,082	(21,567,623)	(25,164,923)	26,699,593	(5,427,470)	(4,367,169)	(2,523,242)
Realized gain (loss) on investments	4,380,443	4,221,995	162,349,396	63,719,828	11,017,167	1,421,598	11,244,628	11,564,938
Change in unrealized gain (loss) on investments	(33,380,021)	983,664	(893,029,411)	652,513,562	(122,145,281)	38,417,907	(58,849,838)	41,874,751
Reinvested capital gains	11,649,477	6,830,745	341,399,975	141,948,822	11,124,343	7,435,690	17,453,965	24,035,364

Net increase (decrease) in contract owners’ equity resulting from operations	(17,892,500)	12,080,486	(410,847,663)	833,017,289	(73,304,178)	41,847,725	(34,518,414)	74,951,811

Equity transactions:
Purchase payments received from contract owners (note 3)	6,939,343	13,139,872	336,069,270	379,476,113	356,371,879	374,324,680	26,656,534	25,480,653
Transfers between funds	(9,426,458)	(8,072,217)	42,008,625	16,447,363	163,461,571	260,298,163	(3,492,636)	(4,166,053)
Redemptions (note 3)	(15,910,296)	(15,879,136)	(589,192,610)	(429,635,887)	(188,702,494)	(135,928,199)	(29,920,142)	(22,455,480)
Annuity benefits	(36,300)	(25,653)	(33,420)	(16,998)	(47,209)	(41,255)	(6,166)	(5,795)
Contract maintenance charges (note 2)	(878,423)	(875,161)	(68,224,334)	(64,136,717)	(33,732,027)	(28,438,676)	(1,354,959)	(1,334,942)
Contingent deferred sales charges (note 2)	(56,791)	(44,887)	(2,150,053)	(1,817,479)	(1,452,970)	(961,852)	(97,306)	(84,915)
Adjustments to maintain reserves	(48)	(1,550)	(1,471)	(72,951)	(665)	(51,684)	(35)	(6,078)

Net equity transactions	(19,368,973)	(11,758,732)	(281,523,993)	(99,756,556)	295,898,085	469,201,177	(8,214,710)	(2,572,610)

Net change in contract owners’ equity	(37,261,473)	321,754	(692,371,656)	733,260,733	222,593,907	511,048,902	(42,733,124)	72,379,201
Contract owners’ equity beginning of period	185,783,640	185,461,886	6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644

Contract owners’ equity end of period	$148,522,167	185,783,640	5,987,024,415	6,679,396,071	3,031,954,547	2,809,360,640	287,157,721	329,890,845

CHANGES IN UNITS:
Beginning units	6,997,342	7,464,284	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990
Units purchased	529,765	1,142,504	32,139,289	36,403,350	54,073,953	58,627,810	2,510,424	3,228,466
Units redeemed	(1,261,156)	(1,609,446)	(48,689,184)	(42,599,488)	(29,093,121)	(18,906,401)	(2,910,543)	(3,335,556)

Ending units	6,265,951	6,997,342	363,160,318	379,710,213	264,067,144	239,086,312	15,904,781	16,304,900

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(7,478,332)	(6,524,106)	(15,092,254)	(2,547,251)	2,576,044	2,544,917	(60,283)	7,643
Realized gain (loss) on investments	45,661,848	19,500,576	118,796,905	94,071,612	1,147,091	1,563,385	242,622	102,492
Change in unrealized gain (loss) on investments	(102,883,549)	63,546,186	(450,860,185)	145,223,909	(6,560,887)	(594,278)	(2,069,335)	2,925,748
Reinvested capital gains	56,261,054	39,086,580	247,543,198	279,886,157	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,438,979)	115,609,236	(99,612,336)	516,634,427	(2,837,752)	3,514,024	(1,886,996)	3,035,883

Equity transactions:
Purchase payments received from contract owners (note 3)	42,968,011	54,589,133	301,723,570	320,540,696	1,745,535	4,001,993	248,067	527,268
Transfers between funds	(44,561,576)	6,720,930	(182,857,928)	(184,503,491)	(792,921)	(6,641,164)	(281,709)	1,018,387
Redemptions (note 3)	(47,825,759)	(40,913,009)	(207,705,086)	(155,860,138)	(6,689,529)	(8,198,110)	(1,156,156)	(1,345,805)
Annuity benefits	(31,418)	(20,698)	(35,215)	(22,962)	(1,842)	(311)	(879)	(846)
Contract maintenance charges (note 2)	(1,581,041)	(1,502,317)	(31,585,517)	(28,021,397)	(3,153)	(3,787)	(3,674)	(4,013)
Contingent deferred sales charges (note 2)	(144,460)	(120,200)	(1,462,427)	(1,020,035)	(10,877)	(11,541)	(1,046)	(609)
Adjustments to maintain reserves	(38)	(1,992)	(1,365)	(37,720)	623	(1,156)	623	(1,029)

Net equity transactions	(51,176,281)	18,751,847	(121,923,968)	(48,925,047)	(5,752,164)	(10,854,076)	(1,194,774)	193,353

Net change in contract owners’ equity	(59,615,260)	134,361,083	(221,536,304)	467,709,380	(8,589,916)	(7,340,052)	(3,081,770)	3,229,236
Contract owners’ equity beginning of period	575,808,750	441,447,667	3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404

Contract owners’ equity end of period	$516,193,490	575,808,750	2,852,932,413	3,074,468,717	57,039,035	65,628,951	7,954,870	11,036,640

CHANGES IN UNITS:
Beginning units	28,116,220	27,107,207	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004
Units purchased	3,839,065	5,407,062	21,374,055	23,656,166	574,421	733,149	63,438	137,370
Units redeemed	(6,245,909)	(4,398,049)	(28,228,355)	(27,211,273)	(834,830)	(1,237,531)	(115,106)	(111,048)

Ending units	25,709,376	28,116,220	169,771,107	176,625,407	2,634,670	2,895,079	400,658	452,326

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GEM2		GIG		NVIE6		NVNMO1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(698,563)	(370,728)	118,808	65,904	108,871	(20,399)	(616,226)	(608,264)
Realized gain (loss) on investments	2,326,366	267,624	158,153	62,608	2,345,202	1,174,413	3,143,671	2,945,968
Change in unrealized gain (loss) on investments	(13,325,589)	17,812,475	(3,085,892)	3,854,846	(10,312,723)	8,773,063	(14,357,331)	11,646,608
Reinvested capital gains	-	-	83,763	-	229,734	-	7,763,536	1,527,858

Net increase (decrease) in contract owners’ equity resulting from operations	(11,697,786)	17,709,371	(2,725,168)	3,983,358	(7,628,916)	9,927,077	(4,066,350)	15,512,170

Equity transactions:
Purchase payments received from contract owners (note 3)	5,102,671	5,462,579	881,773	221,676	3,952,006	4,066,493	666,389	901,531
Transfers between funds	(6,797,147)	3,983,393	66,367	(130,605)	(4,343,414)	3,412,854	(603,524)	(658,473)
Redemptions (note 3)	(5,735,084)	(4,435,298)	(1,911,341)	(1,870,032)	(3,729,313)	(3,118,660)	(7,661,134)	(8,621,425)
Annuity benefits	(7,594)	(7,171)	(5,204)	(4,534)	(186)	-	(16,866)	(15,987)
Contract maintenance charges (note 2)	(3,104)	(3,508)	(5,885)	(6,789)	(226,836)	(226,258)	(24,301)	(26,084)
Contingent deferred sales charges (note 2)	(16,852)	(12,936)	(69)	(912)	(5,944)	(12,508)	(970)	(884)
Adjustments to maintain reserves	(63)	(2,195)	28	75	31	(1,176)	19	(8,178)

Net equity transactions	(7,457,173)	4,984,864	(974,331)	(1,791,121)	(4,353,656)	4,120,745	(7,640,387)	(8,429,500)

Net change in contract owners’ equity	(19,154,959)	22,694,235	(3,699,499)	2,192,237	(11,982,572)	14,047,822	(11,706,737)	7,082,670
Contract owners’ equity beginning of period	68,130,506	45,436,271	18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178

Contract owners’ equity end of period	$48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	66,242,111	77,948,848

CHANGES IN UNITS:
Beginning units	1,953,769	1,775,366	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321
Units purchased	445,388	659,706	92,592	50,240	815,341	1,268,749	55,527	109,164
Units redeemed	(697,277)	(481,303)	(147,722)	(167,655)	(1,235,854)	(841,913)	(470,909)	(634,204)

Ending units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	3,929,899	4,345,281

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(457,328)	(314,396)	(14,390)	(15,102)	(1,105,715)	(1,174,296)	77,395	(317,749)
Realized gain (loss) on investments	1,123,674	490,052	(31,900)	(28,673)	7,426,223	10,258,748	(881,096)	1,248,950
Change in unrealized gain (loss) on investments	(7,593,896)	5,592,992	(349,371)	193,467	(24,473,148)	(1,435,730)	(9,548,966)	5,738,071
Reinvested capital gains	4,380,874	677,596	233,530	185,986	11,452,954	10,582,509	1,400,459	4,858,858

Net increase (decrease) in contract owners’ equity resulting from operations	(2,546,676)	6,446,244	(162,131)	335,678	(6,699,686)	18,231,231	(8,952,208)	11,528,130

Equity transactions:
Purchase payments received from contract owners (note 3)	6,993,532	6,162,791	85,687	115,273	2,043,461	3,844,142	4,451,004	3,415,494
Transfers between funds	(3,935,410)	4,556,128	171,815	49,015	(7,196,880)	(4,906,206)	(3,319,227)	(2,295,842)
Redemptions (note 3)	(3,806,420)	(2,252,645)	(255,199)	(395,515)	(13,584,774)	(14,590,168)	(4,989,352)	(6,150,036)
Annuity benefits	(305)	-	-	-	(9,174)	(7,948)	(904)	(859)
Contract maintenance charges (note 2)	(249,283)	(208,639)	(741)	(831)	(658,766)	(677,927)	(4,532)	(4,643)
Contingent deferred sales charges (note 2)	(12,807)	(6,299)	(1,649)	(840)	(12,198)	(16,325)	(11,277)	(33,094)
Adjustments to maintain reserves	55	(761)	(3)	(145)	18	(938)	(72)	(841)

Net equity transactions	(1,010,638)	8,250,575	(90)	(233,043)	(19,418,313)	(16,355,370)	(3,874,360)	(5,069,821)

Net change in contract owners’ equity	(3,557,314)	14,696,819	(162,221)	102,635	(26,117,999)	1,875,861	(12,826,568)	6,458,309
Contract owners’ equity beginning of period	40,146,704	25,449,885	2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151

Contract owners’ equity end of period	$36,589,390	40,146,704	2,043,477	2,205,698	93,668,001	119,786,000	61,103,892	73,930,460

CHANGES IN UNITS:
Beginning units	2,319,444	1,806,938	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664
Units purchased	786,281	1,085,438	25,482	17,193	211,598	442,508	390,851	420,300
Units redeemed	(849,684)	(572,932)	(25,913)	(30,627)	(1,224,342)	(1,400,715)	(674,953)	(788,205)

Ending units	2,256,041	2,319,444	115,207	115,638	5,445,148	6,457,892	4,587,657	4,871,759

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$15,267,983	8,626,403	12,082,862	3,297,214	4,197,471	3,757,723	12,827,427	6,713,900
Realized gain (loss) on investments	29,768,140	39,859,951	36,926,764	41,841,224	(4,289,679)	(1,642,979)	36,562,752	39,684,833
Change in unrealized gain (loss) on investments	(317,141,748)	68,628,464	(414,176,923)	135,953,914	(30,633,306)	16,586,935	(383,330,682)	103,001,685
Reinvested capital gains	109,458,295	104,446,870	123,441,637	176,519,613	3,795,662	14,653,561	121,116,144	162,989,937

Net increase (decrease) in contract owners’ equity resulting from operations	(162,647,330)	221,561,688	(241,725,660)	357,611,965	(26,929,852)	33,355,240	(212,824,359)	312,390,355

Equity transactions:
Purchase payments received from contract owners (note 3)	48,392,017	74,358,097	20,245,929	20,780,133	13,621,616	21,698,707	18,726,673	31,530,519
Transfers between funds	(51,175,872)	(36,608,297)	(19,948,884)	(24,703,012)	28,800,750	(3,920,118)	(39,902,104)	(41,886,594)
Redemptions (note 3)	(154,086,563)	(128,422,984)	(236,747,778)	(176,561,967)	(97,350,706)	(68,305,737)	(209,852,437)	(184,772,183)
Annuity benefits	(9,352)	(9,317)	(11,228)	(10,949)	(2,342)	(2,424)	(5,580)	(5,481)
Contract maintenance charges (note 2)	(26,852,408)	(26,361,616)	(32,933,992)	(32,733,312)	(8,768,671)	(8,904,735)	(29,850,379)	(30,186,950)
Contingent deferred sales charges (note 2)	(849,607)	(814,664)	(346,156)	(439,054)	(398,211)	(313,524)	(469,274)	(651,734)
Adjustments to maintain reserves	324	(5,890)	261	(9,659)	187	(9,615)	192	(23,070)

Net equity transactions	(184,581,461)	(117,864,671)	(269,741,848)	(213,677,820)	(64,097,377)	(59,757,446)	(261,352,909)	(225,995,493)

Net change in contract owners’ equity	(347,228,791)	103,697,017	(511,467,508)	143,934,145	(91,027,229)	(26,402,206)	(474,177,268)	86,394,862
Contract owners’ equity beginning of period	2,286,545,168	2,182,848,151	2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952

Contract owners’ equity end of period	$1,939,316,377	2,286,545,168	2,264,878,130	2,776,345,638	605,629,650	696,656,879	2,264,265,546	2,738,442,814

CHANGES IN UNITS:
Beginning units	161,832,789	170,712,773	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070
Units purchased	6,335,270	9,432,544	4,990,320	5,277,793	9,521,559	7,397,530	3,771,878	6,150,807
Units redeemed	(19,689,581)	(18,312,528)	(23,279,115)	(20,447,124)	(14,783,044)	(12,371,041)	(21,960,754)	(22,644,335)

Ending units	148,478,478	161,832,789	167,139,954	185,428,749	50,580,027	55,841,512	169,751,666	187,940,542

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,248,164	(358,169)	5,141,349	3,275,352	51,543	56,242	1,231,606	1,452,258
Realized gain (loss) on investments	423,579	3,453,611	3,096,067	8,115,646	(53,375)	(17,267)	(1,314,436)	184,667
Change in unrealized gain (loss) on investments	(57,193,774)	23,396,173	(86,788,956)	20,510,203	(63,452)	64,944	(2,213,320)	1,026,816
Reinvested capital gains	19,354,216	27,965,620	31,104,323	33,317,810	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,167,815)	54,457,235	(47,447,217)	65,219,011	(65,284)	103,919	(2,296,150)	2,663,741

Equity transactions:
Purchase payments received from contract owners (note 3)	6,252,575	6,693,492	16,775,837	21,854,076	58,876	48,700	5,024,871	5,792,521
Transfers between funds	(9,901,698)	(7,969,176)	(13,867,885)	(17,623,463)	(144,057)	127,425	(1,026,882)	5,559,965
Redemptions (note 3)	(38,382,547)	(36,469,964)	(61,005,704)	(59,954,856)	(363,497)	(298,295)	(9,816,143)	(9,592,067)
Annuity benefits	-	-	-	-	-	-	(24,426)	(6,232)
Contract maintenance charges (note 2)	(1,815,378)	(1,871,611)	(9,554,219)	(9,543,950)	(698)	(826)	(612,093)	(606,285)
Contingent deferred sales charges (note 2)	(42,117)	(57,659)	(230,117)	(360,852)	(600)	(534)	(13,199)	(19,237)
Adjustments to maintain reserves	65	(1,377)	51	(2,339)	9	(34)	210	(896)

Net equity transactions	(43,889,100)	(39,676,295)	(67,882,037)	(65,631,384)	(449,967)	(123,564)	(6,467,662)	1,127,769

Net change in contract owners’ equity	(80,056,915)	14,780,940	(115,329,254)	(412,373)	(515,251)	(19,645)	(8,763,812)	3,791,510
Contract owners’ equity beginning of period	369,304,104	354,523,164	819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897

Contract owners’ equity end of period	$289,247,189	369,304,104	703,698,360	819,027,614	2,948,079	3,463,330	91,111,595	99,875,407

CHANGES IN UNITS:
Beginning units	24,451,473	27,286,181	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378
Units purchased	796,727	1,047,070	2,705,091	3,077,446	44,577	35,616	1,624,715	2,632,173
Units redeemed	(3,766,071)	(3,881,778)	(7,797,475)	(8,096,066)	(79,729)	(45,107)	(2,177,894)	(2,538,996)

Ending units	21,482,129	24,451,473	55,035,016	60,127,400	228,067	263,219	7,366,376	7,919,555

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP2		TRF		TRF2		GBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$644,277	589,578	(341,121)	(387,869)	(777,520)	(834,428)	1,228,304	1,298,348
Realized gain (loss) on investments	(360,233)	(430,054)	5,412,533	3,171,918	12,434,552	15,022,062	(2,864,077)	(3,952,023)
Change in unrealized gain (loss) on investments	(2,378,195)	1,350,537	(6,081,029)	18,811,471	(12,693,515)	4,652,507	(1,525,061)	4,016,670
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,094,151)	1,510,061	(1,009,617)	21,595,520	(1,036,483)	18,840,141	(3,160,834)	1,362,995

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,665	3,215,265	1,467,516	1,030,174	2,411,856	2,461,815	4,179,981	5,139,597
Transfers between funds	2,295,557	2,850,402	(551,911)	(1,270,412)	(6,763,359)	(5,954,192)	16,080,637	7,080,585
Redemptions (note 3)	(5,364,101)	(4,458,172)	(14,795,769)	(11,626,956)	(12,593,975)	(13,719,185)	(23,267,251)	(28,673,409)
Annuity benefits	-	-	(50,318)	(48,504)	(7,103)	(5,904)	(19,597)	(20,832)
Contract maintenance charges (note 2)	(559,581)	(548,213)	(57,022)	(61,224)	(534,173)	(555,509)	(967,906)	(1,011,833)
Contingent deferred sales charges (note 2)	(12,844)	(15,348)	(1,910)	(1,501)	(12,725)	(20,428)	(20,484)	(38,533)
Adjustments to maintain reserves	82	(781)	(252)	1,019	(30)	(2,077)	(201)	1,011

Net equity transactions	(337,222)	1,043,153	(13,989,666)	(11,977,404)	(17,499,509)	(17,795,480)	(4,014,821)	(17,523,414)

Net change in contract owners’ equity	(2,431,373)	2,553,214	(14,999,283)	9,618,116	(18,535,992)	1,044,661	(7,175,655)	(16,160,419)
Contract owners’ equity beginning of period	70,161,668	67,608,454	128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789

Contract owners’ equity end of period	$67,730,295	70,161,668	113,969,832	128,969,115	93,592,409	112,128,401	195,170,715	202,346,370

CHANGES IN UNITS:
Beginning units	5,222,094	5,144,916	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359
Units purchased	782,698	927,342	13,494	10,696	161,961	271,559	2,369,782	1,666,653
Units redeemed	(824,160)	(850,164)	(143,528)	(130,430)	(763,126)	(963,046)	(2,435,910)	(2,843,034)

Ending units	5,180,632	5,222,094	1,054,265	1,184,299	3,413,423	4,014,588	12,354,850	12,420,978

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIX2		GVIX8		GVIDA		NVDBL2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$53,086	26,317	742,463	807,297	(373,964)	(206,600)	6,501,270	5,866,069
Realized gain (loss) on investments	17,814	18,714	682,978	1,303,617	13,445,287	7,814,835	27,946,856	18,577,696
Change in unrealized gain (loss) on investments	(441,191)	137,198	(15,856,682)	11,336,940	(44,777,087)	6,920,957	(194,420,741)	79,545,096
Reinvested capital gains	-	-	-	-	14,202,162	13,088,003	64,368,689	37,319,326

Net increase (decrease) in contract owners’ equity resulting from operations	(370,291)	182,229	(14,431,241)	13,447,854	(17,503,602)	27,617,195	(95,603,926)	141,308,187

Equity transactions:
Purchase payments received from contract owners (note 3)	1,122,527	499,497	15,483,162	15,284,026	7,884,793	5,741,135	53,335,694	78,720,979
Transfers between funds	280,643	209,458	2,124,123	1,842,158	(8,612,022)	(1,590,586)	(11,497,512)	(22,793,747)
Redemptions (note 3)	(61,853)	(117,472)	(3,961,539)	(3,484,367)	(20,663,137)	(20,754,233)	(102,884,768)	(75,922,122)
Annuity benefits	-	-	(2,988)	(2,798)	(16,493)	(15,741)	-	-
Contract maintenance charges (note 2)	(118)	(113)	(249,425)	(224,771)	(19,897)	(22,258)	(18,881,851)	(18,052,769)
Contingent deferred sales charges (note 2)	-	-	(24,812)	(25,102)	(24,325)	(37,608)	(845,942)	(647,358)
Adjustments to maintain reserves	2	(20)	39	(1,507)	31	(159)	(17)	(1,869)

Net equity transactions	1,341,201	591,350	13,368,560	13,387,639	(21,451,050)	(16,679,450)	(80,774,396)	(38,696,886)

Net change in contract owners’ equity	970,910	773,579	(1,062,681)	26,835,493	(38,954,652)	10,937,745	(176,378,322)	102,611,301
Contract owners’ equity beginning of period	1,362,876	589,297	81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435

Contract owners’ equity end of period	$2,333,786	1,362,876	80,143,069	81,205,750	147,600,435	186,555,087	1,425,937,414	1,602,315,736

CHANGES IN UNITS:
Beginning units	107,945	57,766	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701
Units purchased	117,069	63,845	2,076,796	2,564,345	625,835	575,126	5,276,748	6,373,067
Units redeemed	(9,161)	(13,666)	(889,436)	(1,290,016)	(1,368,625)	(1,235,000)	(10,020,897)	(8,749,421)

Ending units	215,853	107,945	8,362,077	7,174,717	5,818,163	6,560,953	87,424,198	92,168,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDCA2		GVIDC		GVIDM		GVDMA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,267,299	2,638,736	2,979,361	2,744,127	5,675,946	5,793,122	350,470	832,128
Realized gain (loss) on investments	32,969,850	33,710,891	(3,428,241)	(93,569)	2,241,505	17,321,998	33,733,599	16,014,926
Change in unrealized gain (loss) on investments	(236,552,000)	94,874,082	(31,649,185)	10,797,435	(345,329,677)	90,438,625	(172,170,464)	46,423,546
Reinvested capital gains	88,646,903	55,312,340	11,940,847	14,022,699	182,494,985	141,481,794	72,044,411	52,403,736

Net increase (decrease) in contract owners’ equity resulting from operations	(112,667,948)	186,536,049	(20,157,218)	27,470,692	(154,917,241)	255,035,539	(66,041,984)	115,674,336

Equity transactions:
Purchase payments received from contract owners (note 3)	10,918,284	18,587,486	15,602,208	23,798,266	27,382,532	30,723,673	11,113,464	14,709,413
Transfers between funds	194,037	1,614,371	38,851,274	21,630,763	(54,795,552)	(16,042,641)	(22,645,424)	(19,194,678)
Redemptions (note 3)	(118,782,052)	(97,843,592)	(106,990,852)	(88,010,856)	(214,798,119)	(187,007,358)	(95,847,947)	(94,381,996)
Annuity benefits	(2,584)	(2,556)	-	-	(23,314)	(18,883)	(20,477)	(17,973)
Contract maintenance charges (note 2)	(18,749,213)	(18,543,111)	(7,761,027)	(8,014,337)	(20,251,059)	(20,518,145)	(3,423,321)	(3,660,819)
Contingent deferred sales charges (note 2)	(213,459)	(356,666)	(394,517)	(800,682)	(449,468)	(543,741)	(55,166)	(58,272)
Adjustments to maintain reserves	194	(3,241)	95	(8,686)	(20,652)	(14,114)	(1,419)	(50,696)

Net equity transactions	(126,634,793)	(96,547,309)	(60,692,819)	(51,405,532)	(262,955,632)	(193,421,209)	(110,880,290)	(102,655,021)

Net change in contract owners’ equity	(239,302,741)	89,988,740	(80,850,037)	(23,934,840)	(417,872,873)	61,614,330	(176,922,274)	13,019,315
Contract owners’ equity beginning of period	1,551,474,131	1,461,485,391	668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485

Contract owners’ equity end of period	$1,312,171,390	1,551,474,131	587,674,624	668,524,661	2,004,731,980	2,422,604,853	655,639,526	832,561,800

CHANGES IN UNITS:
Beginning units	75,042,840	79,973,616	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497
Units purchased	2,418,783	2,976,568	7,562,108	7,304,166	2,468,397	4,702,375	700,575	1,373,892
Units redeemed	(8,591,529)	(7,907,344)	(11,699,780)	(10,928,913)	(14,850,499)	(14,032,541)	(4,865,139)	(5,494,042)

Ending units	68,870,094	75,042,840	41,086,948	45,224,620	100,698,428	113,080,530	27,509,783	31,674,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMC		MCIF		SAM		NVMIG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,018,103	2,771,516	(520,301)	(910,521)	(550,222)	(5,697,017)	(60,182)	(26,871)
Realized gain (loss) on investments	4,637,364	966,137	6,814,168	8,142,863	-	-	(189,533)	(302,268)
Change in unrealized gain (loss) on investments	(88,299,573)	22,037,547	(59,957,970)	8,504,743	-	-	(5,575,534)	5,523,835
Reinvested capital gains	41,484,041	34,166,181	22,609,845	13,368,103	5,172	-	1,725,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,160,065)	59,941,381	(31,054,258)	29,105,188	(545,050)	(5,697,017)	(4,099,780)	5,194,696

Equity transactions:
Purchase payments received from contract owners (note 3)	15,724,070	23,894,504	27,848,281	33,825,991	129,238,041	134,583,888	345,476	204,736
Transfers between funds	(4,925,302)	(16,741,017)	(7,983,018)	2,906,902	318,806,374	160,525,058	(49,932)	(307,028)
Redemptions (note 3)	(72,310,765)	(68,611,658)	(16,675,709)	(18,037,772)	(398,010,660)	(353,706,358)	(2,375,873)	(2,673,909)
Annuity benefits	(10,519)	(10,569)	(17,749)	(16,480)	(124,824)	(102,521)	(10,457)	(10,623)
Contract maintenance charges (note 2)	(7,907,921)	(7,878,047)	(543,498)	(520,777)	(1,567,620)	(1,582,471)	(7,455)	(8,681)
Contingent deferred sales charges (note 2)	(254,185)	(207,239)	(45,715)	(68,972)	(413,589)	(239,858)	(316)	(552)
Adjustments to maintain reserves	156	(3,113)	263	(2,438)	(521)	(17,304)	(123)	(507)

Net equity transactions	(69,684,466)	(69,557,139)	2,582,855	18,086,454	47,927,201	(60,539,566)	(2,098,680)	(2,796,564)

Net change in contract owners’ equity	(108,844,531)	(9,615,758)	(28,471,403)	47,191,642	47,382,151	(66,236,583)	(6,198,460)	2,398,132
Contract owners’ equity beginning of period	812,337,034	821,952,792	241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401

Contract owners’ equity end of period	$703,492,503	812,337,034	212,815,278	241,286,681	565,631,666	518,249,515	18,825,073	25,023,533

CHANGES IN UNITS:
Beginning units	44,950,379	48,904,136	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159
Units purchased	2,043,328	2,431,137	1,171,346	1,725,265	59,924,879	51,365,925	62,992	39,934
Units redeemed	(5,940,579)	(6,384,894)	(1,107,904)	(1,207,958)	(57,069,445)	(55,890,931)	(253,546)	(306,566)

Ending units	41,053,128	44,950,379	6,128,379	6,064,937	48,439,904	45,584,470	1,994,973	2,185,527

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(444,844)	(635,861)	75,831	41,341	1,460,853	511,128	(100,229)	(88,930)
Realized gain (loss) on investments	4,790,751	5,627,863	(9,577)	(41,839)	(277,382)	(787,169)	173,831	257,247
Change in unrealized gain (loss) on investments	(31,597,507)	18,817,170	(565,573)	594,117	(11,971,332)	11,079,223	(1,824,827)	1,730,187
Reinvested capital gains	7,996,527	-	-	-	-	-	1,390,182	384,425

Net increase (decrease) in contract owners’ equity resulting from operations	(19,255,073)	23,809,172	(499,319)	593,619	(10,787,861)	10,803,182	(361,043)	2,282,929

Equity transactions:
Purchase payments received from contract owners (note 3)	1,420,141	1,969,627	64,483	59,319	1,981,725	1,590,419	114,658	121,905
Transfers between funds	4,067,078	(4,290,932)	(319,694)	(145,536)	2,518,783	(3,559,802)	181,883	7,861
Redemptions (note 3)	(11,909,365)	(13,039,068)	(276,322)	(340,789)	(5,975,909)	(5,379,696)	(1,117,637)	(1,261,002)
Annuity benefits	(3,149)	(2,517)	(777)	(697)	(988)	(1,030)	(2,849)	(2,472)
Contract maintenance charges (note 2)	(693,621)	(733,060)	(802)	(944)	(466,734)	(472,229)	(3,478)	(3,553)
Contingent deferred sales charges (note 2)	(14,258)	(18,817)	(711)	(348)	(11,907)	(15,827)	(447)	(1,779)
Adjustments to maintain reserves	(35)	1,080	14	(128)	(32)	(1,475)	(42)	2,389

Net equity transactions	(7,133,209)	(16,113,687)	(533,809)	(429,123)	(1,955,062)	(7,839,640)	(827,912)	(1,136,651)

Net change in contract owners’ equity	(26,388,282)	7,695,485	(1,033,128)	164,496	(12,742,923)	2,963,542	(1,188,955)	1,146,278
Contract owners’ equity beginning of period	112,585,587	104,890,102	3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790

Contract owners’ equity end of period	$86,197,305	112,585,587	2,142,588	3,175,716	46,553,847	59,296,770	8,362,113	9,551,068

CHANGES IN UNITS:
Beginning units	9,061,611	10,445,091	297,403	343,303	3,357,520	3,854,051	489,827	554,024
Units purchased	1,108,055	855,068	15,457	14,411	544,667	320,285	44,946	45,970
Units redeemed	(1,717,600)	(2,238,548)	(67,529)	(60,311)	(664,107)	(816,816)	(86,446)	(110,167)

Ending units	8,452,066	9,061,611	245,331	297,403	3,238,080	3,357,520	448,327	489,827

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,914,690)	(1,651,032)	2,575	4,839	(287,291)	(303,382)	(2,377,224)	(2,237,464)
Realized gain (loss) on investments	13,514,395	5,950,549	(139,869)	(120,460)	(2,164,067)	(184,050)	8,782,441	7,328,335
Change in unrealized gain (loss) on investments	(32,276,222)	18,675,297	(663,929)	402,275	(15,272,615)	6,406,173	(50,120,110)	25,532,149
Reinvested capital gains	17,065,652	4,906,145	352,256	220,169	7,707,695	4,199,587	31,816,800	8,469,406

Net increase (decrease) in contract owners’ equity resulting from operations	(3,610,865)	27,880,959	(448,967)	506,823	(10,016,278)	10,118,328	(11,898,093)	39,092,426

Equity transactions:
Purchase payments received from contract owners (note 3)	6,943,391	5,403,843	83,846	42,578	3,401,339	4,063,637	1,756,474	1,245,973
Transfers between funds	(4,939,358)	(6,147,730)	(237,913)	332,045	(8,910,389)	(13,802,740)	(2,592,938)	(2,386,737)
Redemptions (note 3)	(13,841,181)	(11,130,429)	(644,869)	(591,639)	(6,259,433)	(6,835,327)	(18,936,077)	(17,004,584)
Annuity benefits	(19,827)	(16,904)	-	-	(647)	-	(14,789)	(14,129)
Contract maintenance charges (note 2)	(433,487)	(446,222)	(1,144)	(1,273)	(342,917)	(346,043)	(70,272)	(73,710)
Contingent deferred sales charges (note 2)	(61,707)	(34,315)	(592)	(806)	(23,684)	(29,529)	(2,736)	(1,743)
Adjustments to maintain reserves	(51)	(4,947)	7	(71)	77	(1,580)	(23)	(13,576)

Net equity transactions	(12,352,220)	(12,376,704)	(800,665)	(219,166)	(12,135,654)	(16,951,582)	(19,860,361)	(18,248,506)

Net change in contract owners’ equity	(15,963,085)	15,504,255	(1,249,632)	287,657	(22,151,932)	(6,833,254)	(31,758,454)	20,843,920
Contract owners’ equity beginning of period	121,083,525	105,579,270	4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258

Contract owners’ equity end of period	$105,120,440	121,083,525	3,047,188	4,296,820	66,500,699	88,652,631	146,634,724	178,393,178

CHANGES IN UNITS:
Beginning units	6,516,758	7,269,482	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863
Units purchased	2,014,662	829,085	19,431	42,937	650,159	1,039,170	141,763	134,334
Units redeemed	(2,592,842)	(1,581,809)	(58,988)	(54,349)	(1,392,869)	(2,169,428)	(1,122,328)	(1,184,593)

Ending units	5,938,578	6,516,758	171,784	211,341	4,631,844	5,374,554	8,287,039	9,267,604

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,823,691)	(1,754,222)	5,661	5,680	(990,886)	(832,520)	(83,551)	(77,350)
Realized gain (loss) on investments	(874,162)	1,058,426	16,783	(4,603)	2,990,313	7,053,790	(138,478)	(362,488)
Change in unrealized gain (loss) on investments	(26,314,415)	20,517,595	(231,171)	41,305	(82,241,631)	11,583,847	(1,082,099)	1,632,695
Reinvested capital gains	21,485,657	6,080,142	107,363	33,050	44,244,288	14,016,904	726,509	46,948

Net increase (decrease) in contract owners’ equity resulting from operations	(7,526,611)	25,901,941	(101,364)	75,432	(35,997,916)	31,822,021	(577,619)	1,239,805

Equity transactions:
Purchase payments received from contract owners (note 3)	6,149,739	7,482,483	240,673	26,286	3,747,176	5,323,214	124,701	187,636
Transfers between funds	(17,322,361)	1,619,839	(165,287)	97,185	(6,630,827)	(7,553,420)	(19,232)	210,244
Redemptions (note 3)	(12,901,742)	(12,485,104)	(23,586)	(59,690)	(26,262,291)	(28,566,524)	(625,092)	(707,729)
Annuity benefits	(5,022)	(4,149)	-	-	(7,853)	(7,338)	(2,048)	(3,066)
Contract maintenance charges (note 2)	(554,936)	(550,775)	(69)	(180)	(551,389)	(565,677)	(2,056)	(2,066)
Contingent deferred sales charges (note 2)	(18,685)	(48,484)	-	-	(20,918)	(50,354)	(988)	(410)
Adjustments to maintain reserves	37	(2,316)	4	(10)	92	(2,280)	(57)	(58)

Net equity transactions	(24,652,970)	(3,988,506)	51,735	63,591	(29,726,010)	(31,422,379)	(524,772)	(315,449)

Net change in contract owners’ equity	(32,179,581)	21,913,435	(49,629)	139,023	(65,723,926)	399,642	(1,102,391)	924,356
Contract owners’ equity beginning of period	126,528,974	104,615,539	676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599

Contract owners’ equity end of period	$94,349,393	126,528,974	626,375	676,004	211,654,527	277,378,453	5,337,564	6,439,955

CHANGES IN UNITS:
Beginning units	6,895,043	7,147,706	37,926	34,172	12,848,908	14,406,181	461,080	487,634
Units purchased	730,029	1,505,297	15,527	8,118	366,691	615,314	82,212	98,691
Units redeemed	(2,026,771)	(1,757,960)	(12,712)	(4,364)	(1,765,882)	(2,172,587)	(123,157)	(125,245)

Ending units	5,598,301	6,895,043	40,741	37,926	11,449,717	12,848,908	420,135	461,080

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCGF2		SCVF		SCVF2		SCF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(589,434)	(500,876)	(201,275)	(259,677)	(458,757)	(527,360)	(891,686)	(918,272)
Realized gain (loss) on investments	(2,072,864)	(1,420,987)	1,916,495	1,424,140	(443,171)	1,086,245	2,597,583	2,763,459
Change in unrealized gain (loss) on investments	(6,057,765)	8,098,689	(11,736,813)	(356,694)	(13,660,912)	255,890	(26,176,997)	1,335,843
Reinvested capital gains	4,403,766	260,704	4,944,715	1,490,780	7,176,182	1,985,269	15,969,097	4,680,326

Net increase (decrease) in contract owners’ equity resulting from operations	(4,316,297)	6,437,530	(5,076,878)	2,298,549	(7,386,658)	2,800,044	(8,502,003)	7,861,356

Equity transactions:
Purchase payments received from contract owners (note 3)	3,166,178	2,757,776	383,558	480,886	1,460,953	2,148,914	461,149	783,374
Transfers between funds	931,013	(684,447)	(662,510)	(814,133)	(833,025)	(2,505,964)	(1,064,661)	(980,533)
Redemptions (note 3)	(3,173,068)	(2,802,981)	(3,424,634)	(3,516,316)	(3,302,451)	(3,320,415)	(7,173,203)	(7,822,915)
Annuity benefits	(2,214)	(1,937)	(16,834)	(18,983)	(329)	(391)	(24,698)	(23,144)
Contract maintenance charges (note 2)	(86,738)	(82,997)	(8,956)	(10,326)	(92,016)	(91,748)	(22,628)	(24,533)
Contingent deferred sales charges (note 2)	(10,967)	(14,427)	(1,820)	(3,008)	(8,895)	(23,975)	(3,621)	(1,141)
Adjustments to maintain reserves	(41)	(1,037)	(87)	1,225	(81)	(914)	455	(5,324)

Net equity transactions	824,163	(830,050)	(3,731,283)	(3,880,655)	(2,775,844)	(3,794,493)	(7,827,207)	(8,074,216)

Net change in contract owners’ equity	(3,492,134)	5,607,480	(8,808,161)	(1,582,106)	(10,162,502)	(994,449)	(16,329,210)	(212,860)
Contract owners’ equity beginning of period	34,769,224	29,161,744	31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831

Contract owners’ equity end of period	$31,277,090	34,769,224	22,998,562	31,806,723	32,406,291	42,568,793	54,099,761	70,428,971

CHANGES IN UNITS:
Beginning units	1,227,824	1,265,979	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947
Units purchased	501,084	268,201	20,904	26,401	134,954	160,427	13,448	25,625
Units redeemed	(504,856)	(306,356)	(111,159)	(119,272)	(206,838)	(259,946)	(129,263)	(145,263)

Ending units	1,224,052	1,227,824	644,567	734,822	987,854	1,059,738	888,494	1,004,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCF2		MSBF		NVSTB2		NVOLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(672,233)	(666,458)	2,986,268	7,723,705	1,026,385	158,686	(2,230,873)	(3,056,389)
Realized gain (loss) on investments	926,773	1,932,693	1,002,293	1,219,592	(483,151)	(373,471)	12,723,825	6,966,638
Change in unrealized gain (loss) on investments	(17,073,544)	437,589	(13,464,332)	1,856,964	(1,590,281)	242,531	(51,686,756)	68,840,000
Reinvested capital gains	11,062,698	3,193,168	-	-	-	-	35,168,385	8,565,388

Net increase (decrease) in contract owners’ equity resulting from operations	(5,756,306)	4,896,992	(9,475,771)	10,800,261	(1,047,047)	27,746	(6,025,419)	81,315,637

Equity transactions:
Purchase payments received from contract owners (note 3)	1,328,192	2,310,736	10,527,790	13,860,113	6,681,290	9,006,339	4,342,458	3,272,507
Transfers between funds	(1,559,253)	(1,614,223)	11,336,763	19,810,299	27,406,828	7,176,392	(6,191,176)	(6,463,971)
Redemptions (note 3)	(4,670,099)	(3,896,371)	(21,046,643)	(16,810,428)	(11,302,919)	(10,728,040)	(40,926,873)	(37,198,504)
Annuity benefits	(4,357)	(4,438)	(2,010)	(1,701)	(5,080)	(5,286)	(73,645)	(76,159)
Contract maintenance charges (note 2)	(114,492)	(118,108)	(2,057,667)	(1,928,747)	(1,189,167)	(1,154,455)	(123,357)	(130,854)
Contingent deferred sales charges (note 2)	(9,065)	(7,847)	(70,721)	(78,747)	(49,974)	(54,183)	(3,490)	(6,895)
Adjustments to maintain reserves	(71)	(1,272)	6	(2,047)	22	(2,540)	(1,523)	128,446

Net equity transactions	(5,029,145)	(3,331,523)	(1,312,482)	14,848,742	21,541,000	4,238,227	(42,977,606)	(40,475,430)

Net change in contract owners’ equity	(10,785,451)	1,565,469	(10,788,253)	25,649,003	20,493,953	4,265,973	(49,003,025)	40,840,207
Contract owners’ equity beginning of period	46,140,584	44,575,115	244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815

Contract owners’ equity end of period	$35,355,133	46,140,584	233,968,525	244,756,778	160,933,701	140,439,748	327,755,997	376,759,022

CHANGES IN UNITS:
Beginning units	1,205,338	1,300,494	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566
Units purchased	81,087	153,256	2,839,000	3,143,919	4,961,211	3,142,917	207,414	172,502
Units redeemed	(209,385)	(248,412)	(3,002,714)	(2,288,717)	(2,773,499)	(2,747,657)	(1,534,365)	(1,666,053)

Ending units	1,077,040	1,205,338	14,307,465	14,471,179	15,840,601	13,652,889	11,104,064	12,431,015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVOLG2		NVTIV3		EIF		EIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,880,734)	(3,370,753)	815,950	912,410	48,187	17,975	476,909	2,738,437
Realized gain (loss) on investments	12,537,334	5,946,275	(186,177)	(1,387,498)	12,960	3,520	6,665,530	8,960,328
Change in unrealized gain (loss) on investments	(38,596,452)	50,495,293	(37,965,243)	40,349,225	(605,068)	52,321	(51,716,446)	14,406,705
Reinvested capital gains	25,233,914	6,339,638	2,154,399	-	271,617	-	23,152,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,705,938)	59,410,453	(35,181,071)	39,874,137	(272,304)	73,816	(21,421,100)	26,105,470

Equity transactions:
Purchase payments received from contract owners (note 3)	7,252,168	8,911,553	4,880,709	6,651,830	2,698,268	509,651	64,467,404	45,178,239
Transfers between funds	(26,081,798)	(7,005,795)	9,391,728	(11,993,909)	(198,660)	285,649	(8,067,877)	(10,313,264)
Redemptions (note 3)	(28,149,185)	(25,531,825)	(20,132,108)	(19,371,234)	(104,770)	(351)	(15,731,917)	(15,170,047)
Annuity benefits	(81,111)	(64,610)	(4,993)	(4,129)	-	-	(5,539)	(5,533)
Contract maintenance charges (note 2)	(608,075)	(634,056)	(1,860,473)	(1,890,325)	(5,578)	(373)	(1,501,006)	(969,245)
Contingent deferred sales charges (note 2)	(53,818)	(77,017)	(36,019)	(61,515)	-	-	(25,346)	(42,890)
Adjustments to maintain reserves	(322)	(2,374)	157	(3,303)	10	(7)	60	(2,323)

Net equity transactions	(47,722,141)	(24,404,124)	(7,760,999)	(26,672,585)	2,389,270	794,569	39,135,779	18,674,937

Net change in contract owners’ equity	(51,428,079)	35,006,329	(42,942,070)	13,201,552	2,116,966	868,385	17,714,679	44,780,407
Contract owners’ equity beginning of period	283,538,619	248,532,290	214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030

Contract owners’ equity end of period	$232,110,540	283,538,619	171,371,562	214,313,632	3,200,981	1,084,015	226,596,116	208,881,437

CHANGES IN UNITS:
Beginning units	9,719,315	10,651,011	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456
Units purchased	835,015	937,105	1,410,706	893,690	165,014	51,345	2,397,616	1,825,756
Units redeemed	(2,357,024)	(1,868,801)	(1,892,146)	(2,617,895)	(22,523)	(1,766)	(1,163,335)	(1,252,241)

Ending units	8,197,306	9,719,315	12,328,795	12,810,235	207,195	64,704	8,038,252	6,803,971

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE1		NVRE2		NVLM2		NVLCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$203,975	381,358	(7,647)	338,898	1,747	(27,418)	44,378	49,905
Realized gain (loss) on investments	(3,215,420)	(3,058,004)	(4,987,974)	(5,747,339)	46,921	30,547	219,200	50,211
Change in unrealized gain (loss) on investments	755,114	4,347,221	278,460	7,982,970	(2,013,743)	751,543	(2,670,975)	741,508
Reinvested capital gains	-	762,632	-	1,546,375	554,519	141,849	577,002	92,335

Net increase (decrease) in contract owners’ equity resulting from operations	(2,256,331)	2,433,207	(4,717,161)	4,120,904	(1,410,556)	896,521	(1,830,395)	933,959

Equity transactions:
Purchase payments received from contract owners (note 3)	514,254	488,253	2,015,422	4,968,322	1,964,439	1,059,621	4,569,568	2,286,529
Transfers between funds	(1,307,193)	(2,168,167)	(4,241,581)	(2,348,467)	4,794,136	245,303	1,601,909	3,326,707
Redemptions (note 3)	(5,080,442)	(4,238,639)	(8,175,074)	(7,919,170)	(420,380)	(280,504)	(547,589)	(89,033)
Annuity benefits	(3,789)	(3,900)	(5,544)	(5,084)	-	-	-	-
Contract maintenance charges (note 2)	(12,220)	(14,667)	(3,892)	(4,821)	(559)	(360)	(711)	(260)
Contingent deferred sales charges (note 2)	(1,418)	(2,935)	(28,524)	(26,570)	(260)	(190)	(2,402)	(945)
Adjustments to maintain reserves	(9)	14	112	(1,218)	(36)	(64)	(10)	(168)

Net equity transactions	(5,890,817)	(5,940,041)	(10,439,081)	(5,337,008)	6,337,340	1,023,806	5,620,765	5,522,830

Net change in contract owners’ equity	(8,147,148)	(3,506,834)	(15,156,242)	(1,216,104)	4,926,784	1,920,327	3,790,370	6,456,789
Contract owners’ equity beginning of period	47,070,347	50,577,181	92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860

Contract owners’ equity end of period	$38,923,199	47,070,347	77,652,300	92,808,542	13,865,261	8,938,477	14,081,019	10,290,649

CHANGES IN UNITS:
Beginning units	3,139,271	3,544,959	6,517,308	6,892,130	696,475	612,499	740,582	320,782
Units purchased	76,251	80,460	421,196	943,806	542,271	118,497	555,743	473,161
Units redeemed	(477,592)	(486,148)	(1,160,516)	(1,318,628)	(38,487)	(34,521)	(151,633)	(53,361)

Ending units	2,737,930	3,139,271	5,777,988	6,517,308	1,200,259	696,475	1,144,692	740,582

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,732,770	1,968,565	3,432,691	1,228,440	3,357,264	2,351,263	1,771,643	1,308,925
Realized gain (loss) on investments	1,840,356	2,206,702	315,336	816,978	4,120,596	2,385,867	2,001,365	1,743,905
Change in unrealized gain (loss) on investments	(176,674,856)	119,777,312	(75,169,759)	48,184,895	(146,124,972)	116,160,409	(59,295,931)	43,109,598
Reinvested capital gains	62,158,081	45,837,542	22,513,944	18,193,860	60,778,730	9,757,265	23,208,772	4,064,369

Net increase (decrease) in contract owners’ equity resulting from operations	(106,943,649)	169,790,121	(48,907,788)	68,424,173	(77,868,382)	130,654,804	(32,314,151)	50,226,797

Equity transactions:
Purchase payments received from contract owners (note 3)	94,471,606	106,993,426	33,364,329	45,438,732	95,926,848	107,488,101	31,268,822	38,597,556
Transfers between funds	(11,903,524)	(23,603,202)	(10,688,461)	(20,229,901)	(4,720,276)	(15,997,901)	(6,893,305)	(8,134,831)
Redemptions (note 3)	(49,336,089)	(34,063,783)	(28,425,440)	(17,303,960)	(41,695,365)	(22,392,810)	(19,666,786)	(14,488,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,388,333)	(14,639,637)	(7,353,160)	(6,819,728)	(13,254,813)	(11,504,949)	(5,824,920)	(5,246,570)
Contingent deferred sales charges (note 2)	(648,986)	(572,612)	(407,624)	(362,771)	(637,583)	(415,571)	(237,076)	(248,755)
Adjustments to maintain reserves	(117)	(4,790)	59	(3,891)	139	(757)	43	(2,076)

Net equity transactions	16,194,557	34,109,402	(13,510,297)	718,481	35,618,950	57,176,113	(1,353,222)	10,477,154

Net change in contract owners’ equity	(90,749,092)	203,899,523	(62,418,085)	69,142,654	(42,249,432)	187,830,917	(33,667,373)	60,703,951
Contract owners’ equity beginning of period	1,251,039,482	1,047,139,959	593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316

Contract owners’ equity end of period	$1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342	427,640,894	461,308,267

CHANGES IN UNITS:
Beginning units	100,871,469	98,053,986	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776
Units purchased	11,272,860	11,599,739	3,416,921	4,526,035	10,351,247	10,727,761	3,416,985	4,085,277
Units redeemed	(10,085,542)	(8,782,256)	(4,593,403)	(4,506,925)	(7,516,915)	(5,866,854)	(3,569,389)	(3,166,188)

Ending units	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823	38,304,461	38,456,865

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX2		NVMGA2		AMTB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(421,887)	(412,086)	(371,563)	309,082	(1,201,840)	(188,243)	29,653	(31,715)
Realized gain (loss) on investments	(79,023)	(257,187)	10,859,386	5,816,443	1,150,403	503,612	(868,552)	(407,217)
Change in unrealized gain (loss) on investments	(24,049,202)	6,379,416	(76,513,657)	72,015,228	(33,537,835)	26,345,510	422,442	(39,934)
Reinvested capital gains	11,733,994	2,855,511	21,505,397	13,426,422	8,817,829	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,816,118)	8,565,654	(44,520,437)	91,567,175	(24,771,443)	26,660,879	(416,457)	(478,866)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,446,966	20,151,367	109,296,078	122,138,764	57,061,800	65,240,808	513,038	739,023
Transfers between funds	(3,716,116)	6,046,959	(12,274,129)	16,030,742	3,854,292	(8,292,458)	1,357,616	5,147,668
Redemptions (note 3)	(4,380,227)	(3,346,344)	(41,863,196)	(34,096,234)	(5,352,567)	(4,102,714)	(11,389,389)	(11,786,973)
Annuity benefits	(4,525)	(4,174)	(24,207)	(7,660)	-	-	(5,218)	(5,266)
Contract maintenance charges (note 2)	(130,053)	(111,575)	(578,911)	(465,582)	(2,559,111)	(1,735,345)	(492,159)	(511,049)
Contingent deferred sales charges (note 2)	(28,324)	(23,512)	(358,911)	(344,011)	(85,107)	(62,558)	(4,061)	(9,639)
Adjustments to maintain reserves	(55)	(872)	(117)	(2,416)	(3)	(366)	46	(990)

Net equity transactions	10,187,666	22,711,849	54,196,607	103,253,603	52,919,304	51,047,367	(10,020,127)	(6,427,226)

Net change in contract owners’ equity	(2,628,452)	31,277,503	9,676,170	194,820,778	28,147,861	77,708,246	(10,436,584)	(6,906,092)
Contract owners’ equity beginning of period	87,158,835	55,881,332	616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916

Contract owners’ equity end of period	$84,530,383	87,158,835	626,339,778	616,663,608	244,394,241	216,246,380	71,506,240	81,942,824

CHANGES IN UNITS:
Beginning units	5,388,295	3,887,870	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381
Units purchased	1,598,434	2,181,402	9,656,213	12,031,131	6,675,085	6,644,869	769,537	800,593
Units redeemed	(1,003,610)	(680,977)	(6,606,159)	(5,329,305)	(1,735,409)	(1,696,244)	(1,602,402)	(1,407,516)

Ending units	5,983,119	5,388,295	39,634,312	36,584,258	24,609,072	19,669,396	6,261,593	7,094,458

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AMGP		AMINS		AMCG		AMMCGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(2,481)	(816)	(197)	(188)	(46,002)	(42,627)
Realized gain (loss) on investments	-	-	21,217	2,147	740	211	132,759	25,949
Change in unrealized gain (loss) on investments	(2)	-	(45,513)	25,059	(2,062)	1,786	(518,774)	533,826
Reinvested capital gains	1	-	-	-	869	175	230,765	59,030

Net increase (decrease) in contract owners’ equity resulting from operations	(1)	-	(26,777)	26,390	(650)	1,984	(201,252)	576,178

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10	-	54,823	2,228	-	25,827	30,932
Transfers between funds	-	-	(58,876)	80,614	-	-	(181,080)	618,911
Redemptions (note 3)	-	-	(55,920)	(9,329)	-	-	(427,606)	(338,443)
Annuity benefits	-	-	-	-	(3,824)	(3,375)	-	-
Contract maintenance charges (note 2)	-	-	(3)	-	-	-	(1,042)	(1,050)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(179)	-
Adjustments to maintain reserves	1	(10)	32	(31)	(18)	3,113	43	(208)

Net equity transactions	1	-	(114,767)	126,077	(1,614)	(262)	(584,037)	310,142

Net change in contract owners’ equity	-	-	(141,544)	152,467	(2,264)	1,722	(785,289)	886,320
Contract owners’ equity beginning of period	-	-	248,183	95,716	14,613	12,891	3,318,695	2,432,375

Contract owners’ equity end of period	$-	-	106,639	248,183	12,349	14,613	2,533,406	3,318,695

CHANGES IN UNITS:
Beginning units	-	-	15,424	7,651	-	-	91,628	82,950
Units purchased	-	-	1,163	9,667	-	-	5,025	27,613
Units redeemed	-	-	(8,371)	(1,894)	-	-	(21,473)	(18,935)

Ending units	-	-	8,216	15,424	-	-	75,180	91,628

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTP		AMRS		AMSRS		OVIGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(32)	(117)	-	-	(159,843)	(171,049)	(575,163)	(252,889)
Realized gain (loss) on investments	315	274	-	-	1,663,067	1,799,817	760,227	576,816
Change in unrealized gain (loss) on investments	(2,093)	1,012	-	-	(3,475,572)	699,387	(13,708,613)	9,868,542
Reinvested capital gains	1,483	381	-	-	895,544	700,941	1,042,662	-

Net increase (decrease) in contract owners’ equity resulting from operations	(327)	1,550	-	-	(1,076,804)	3,029,096	(12,480,887)	10,192,469

Equity transactions:
Purchase payments received from contract owners (note 3)	(217)	-	(1)	-	134,909	175,325	7,989,976	9,144,360
Transfers between funds	14	-	-	-	(320,532)	(982,653)	(1,373,075)	5,176,296
Redemptions (note 3)	295	-	-	-	(3,180,174)	(2,346,554)	(3,279,882)	(2,207,002)
Annuity benefits	(956)	(921)	-	-	(24,923)	(23,127)	-	-
Contract maintenance charges (note 2)	1	-	1	-	(3,187)	(3,715)	(239,721)	(212,843)
Contingent deferred sales charges (note 2)	-	-	-	-	(764)	(428)	(29,889)	(22,530)
Adjustments to maintain reserves	(6)	107	-	-	40	(404)	(57)	(551)

Net equity transactions	(869)	(814)	-	-	(3,394,631)	(3,181,556)	3,067,352	11,877,730

Net change in contract owners’ equity	(1,196)	736	-	-	(4,471,435)	(152,460)	(9,413,535)	22,070,199
Contract owners’ equity beginning of period	14,574	13,838	-	-	19,170,617	19,323,077	56,888,078	34,817,879

Contract owners’ equity end of period	$13,378	14,574	-	-	14,699,182	19,170,617	47,474,543	56,888,078

CHANGES IN UNITS:
Beginning units	-	-	-	-	620,643	731,358	5,217,271	3,977,900
Units purchased	(6)	-	-	-	8,955	24,243	2,039,466	2,440,543
Units redeemed	6	-	-	-	(116,650)	(134,958)	(1,761,139)	(1,201,172)

Ending units	-	-	-	-	512,948	620,643	5,495,598	5,217,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVMS		OVB		OVGS		OVGSS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$160,919	179,975	348,925	212,748	(496,745)	(561,728)	(979,372)	(920,751)
Realized gain (loss) on investments	(137,327)	(152,876)	(318,003)	(834,800)	7,482,747	4,039,985	1,714,385	319,734
Change in unrealized gain (loss) on investments	(2,290,706)	2,149,575	(477,006)	1,255,050	(36,459,368)	37,978,605	(27,661,506)	33,761,052
Reinvested capital gains	601,271	-	-	-	10,059,693	-	8,801,114	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,665,843)	2,176,674	(446,084)	632,998	(19,413,673)	41,456,862	(18,125,379)	33,160,035

Equity transactions:
Purchase payments received from contract owners (note 3)	138,668	208,304	186,567	255,551	1,696,885	1,358,176	7,690,165	7,206,608
Transfers between funds	(401,456)	(109,342)	(398,950)	(269,009)	(1,050,648)	(1,579,526)	(3,763,801)	215,378
Redemptions (note 3)	(3,161,427)	(3,759,978)	(1,934,086)	(2,229,734)	(16,410,758)	(14,665,738)	(9,289,327)	(9,724,416)
Annuity benefits	(7,772)	(7,989)	(4,269)	(7,682)	(16,774)	(19,807)	(28,988)	(24,203)
Contract maintenance charges (note 2)	(10,550)	(12,390)	(6,383)	(7,726)	(39,916)	(42,719)	(4,683)	(5,257)
Contingent deferred sales charges (note 2)	(174)	(111)	(147)	(372)	(3,660)	(1,856)	(16,437)	(19,408)
Adjustments to maintain reserves	(95)	370	366	(9,968)	44	(11,371)	14	(1,259)

Net equity transactions	(3,442,806)	(3,681,136)	(2,156,902)	(2,268,940)	(15,824,827)	(14,962,841)	(5,413,057)	(2,352,557)

Net change in contract owners’ equity	(5,108,649)	(1,504,462)	(2,602,986)	(1,635,942)	(35,238,500)	26,494,021	(23,538,436)	30,807,478
Contract owners’ equity beginning of period	27,991,503	29,495,965	18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078

Contract owners’ equity end of period	$22,882,854	27,991,503	16,281,666	18,884,652	116,165,759	151,404,259	105,540,120	129,078,556

CHANGES IN UNITS:
Beginning units	809,186	916,811	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606
Units purchased	8,821	15,272	19,314	24,460	60,087	53,323	443,100	594,832
Units redeemed	(111,152)	(122,897)	(122,783)	(134,427)	(257,845)	(273,720)	(586,602)	(638,578)

Ending units	706,855	809,186	792,366	895,835	1,827,157	2,024,915	3,193,358	3,336,860

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVIG		OVGI		OVGIS		OVSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,847	7,067	(14,551)	(4,604)	(1,216,967)	(1,036,994)	(71,430)	(32,723)
Realized gain (loss) on investments	6,579	5,639	530,320	830,392	14,152,486	18,097,169	(15,876)	(124,306)
Change in unrealized gain (loss) on investments	(334,017)	171,863	(2,529,743)	762,963	(46,764,919)	7,678,236	(1,499,692)	634,448
Reinvested capital gains	26,767	-	1,019,044	211,724	17,245,711	3,455,936	865,361	388,436

Net increase (decrease) in contract owners’ equity resulting from operations	(294,824)	184,569	(994,930)	1,800,475	(16,583,689)	28,194,347	(721,637)	865,855

Equity transactions:
Purchase payments received from contract owners (note 3)	474,053	593,709	608,804	444,132	5,835,507	7,123,445	79,127	179,046
Transfers between funds	17,908	(150,298)	(543,012)	(149,602)	(9,347,181)	(12,406,042)	(300,991)	(305,856)
Redemptions (note 3)	(76,061)	(24,626)	(1,398,022)	(2,104,009)	(20,567,872)	(20,718,292)	(634,669)	(1,058,181)
Annuity benefits	-	-	(3,677)	(3,462)	(8,520)	(7,629)	(798)	(749)
Contract maintenance charges (note 2)	(2,099)	(663)	(6,659)	(6,337)	(1,102,738)	(1,120,037)	(1,423)	(1,748)
Contingent deferred sales charges (note 2)	-	-	(2,362)	(1,840)	(37,701)	(49,506)	(875)	(1,501)
Adjustments to maintain reserves	(21)	(21)	(19)	(139)	135	(1,448)	(6)	(15)

Net equity transactions	413,780	418,101	(1,344,947)	(1,821,257)	(25,228,370)	(27,179,509)	(859,635)	(1,189,004)

Net change in contract owners’ equity	118,956	602,670	(2,339,877)	(20,782)	(41,812,059)	1,014,838	(1,581,272)	(323,149)
Contract owners’ equity beginning of period	1,189,825	587,155	12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405

Contract owners’ equity end of period	$1,308,781	1,189,825	9,995,558	12,335,435	161,824,893	203,636,952	5,425,984	7,007,256

CHANGES IN UNITS:
Beginning units	88,438	54,895	637,656	735,994	6,939,343	7,923,779	337,046	397,141
Units purchased	51,192	50,591	40,703	34,260	445,849	590,097	45,468	46,511
Units redeemed	(18,330)	(17,048)	(109,120)	(132,598)	(1,290,462)	(1,574,533)	(87,619)	(106,606)

Ending units	121,300	88,438	569,239	637,656	6,094,730	6,939,343	294,895	337,046

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSCS		OVAG		OVSB		OVSBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,571,298)	(914,044)	(142,437)	(124,931)	61,368	19,731	222,617	41,386
Realized gain (loss) on investments	(1,245,031)	2,644,829	580,409	575,373	(44,845)	(27,469)	(148,547)	(180,139)
Change in unrealized gain (loss) on investments	(22,354,105)	4,278,637	(2,599,000)	897,749	(110,652)	97,107	(515,221)	501,230
Reinvested capital gains	13,175,756	5,338,915	1,500,650	961,870	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,994,678)	11,348,337	(660,378)	2,310,061	(94,129)	89,369	(441,151)	362,477

Equity transactions:
Purchase payments received from contract owners (note 3)	5,740,525	6,796,899	220,764	228,495	83,835	101,392	75,235	13,886
Transfers between funds	(2,042,537)	(4,132,249)	(157,969)	432,046	(105,695)	(23,629)	(258,510)	13,345
Redemptions (note 3)	(8,452,026)	(6,786,445)	(1,000,425)	(1,328,446)	(228,412)	(236,173)	(1,017,663)	(703,307)
Annuity benefits	(16,190)	(14,981)	(150)	(132)	-	-	(115)	(120)
Contract maintenance charges (note 2)	(403,950)	(392,368)	(4,363)	(4,690)	(345)	(325)	(402)	(515)
Contingent deferred sales charges (note 2)	(29,614)	(25,945)	(1,698)	(1,684)	(1,227)	(1,342)	(285)	(771)
Adjustments to maintain reserves	(44)	(1,298)	7	(122)	1	(51)	43	(251)

Net equity transactions	(5,203,836)	(4,556,387)	(943,834)	(674,533)	(251,843)	(160,128)	(1,201,697)	(677,733)

Net change in contract owners’ equity	(17,198,514)	6,791,950	(1,604,212)	1,635,528	(345,972)	(70,759)	(1,642,848)	(315,256)
Contract owners’ equity beginning of period	102,659,351	95,867,401	10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547

Contract owners’ equity end of period	$85,460,837	102,659,351	8,978,421	10,582,633	1,425,090	1,771,062	6,361,443	8,004,291

CHANGES IN UNITS:
Beginning units	2,482,580	2,592,935	908,156	975,796	163,993	178,847	756,811	821,814
Units purchased	428,624	359,313	63,858	96,914	15,646	21,368	31,587	69,770
Units redeemed	(566,299)	(469,668)	(140,597)	(164,554)	(39,729)	(36,222)	(148,611)	(134,773)

Ending units	2,344,905	2,482,580	831,417	908,156	139,910	163,993	639,787	756,811

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVIV		PMVAAD		PMVFAD		PMVLAD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$43	-	621,870	1,316,647	578,166	(21,802)	1,180,146	(1,128,914)
Realized gain (loss) on investments	-	-	(613,986)	(497,387)	47,579	(291,357)	(1,124,689)	(1,160,077)
Change in unrealized gain (loss) on investments	20	-	(3,191,333)	4,150,015	(1,910,176)	1,832,915	(5,292,706)	1,178,495
Reinvested capital gains	39	-	-	-	231,073	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	102	-	(3,183,449)	4,969,275	(1,053,358)	1,519,756	(5,237,249)	(1,110,496)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,943	-	2,166,602	3,643,586	779,600	691,756	12,969,562	17,816,505
Transfers between funds	-	-	(2,002,183)	(2,006,853)	1,281,682	(1,038,342)	15,776,167	13,032,953
Redemptions (note 3)	-	-	(3,719,107)	(2,962,769)	(2,223,504)	(2,046,896)	(35,696,512)	(32,730,400)
Annuity benefits	-	-	(3,422)	(3,480)	-	-	(2,321)	(1,922)
Contract maintenance charges (note 2)	-	-	(1,227)	(1,450)	(875)	(909)	(3,899,177)	(3,761,186)
Contingent deferred sales charges (note 2)	-	-	(6,988)	(4,980)	(3,760)	(11,056)	(140,108)	(160,974)
Adjustments to maintain reserves	(2)	-	(40)	(495)	(510)	1,150	(22,908)	17,813

Net equity transactions	16,941	-	(3,566,365)	(1,336,441)	(167,367)	(2,404,297)	(11,015,297)	(5,787,211)

Net change in contract owners’ equity	17,043	-	(6,749,814)	3,632,834	(1,220,725)	(884,541)	(16,252,546)	(6,897,707)
Contract owners’ equity beginning of period	-	-	47,448,514	43,815,680	17,756,763	18,641,304	411,677,585	418,575,292

Contract owners’ equity end of period	$17,043	-	40,698,700	47,448,514	16,536,038	17,756,763	395,425,039	411,677,585

CHANGES IN UNITS:
Beginning units	-	-	4,156,552	4,281,948	1,504,589	1,723,219	36,607,998	37,135,940
Units purchased	1,696	-	306,674	609,254	411,055	242,575	5,220,215	5,619,892
Units redeemed	-	-	(630,600)	(734,650)	(431,675)	(461,205)	(6,232,597)	(6,147,834)

Ending units	1,696	-	3,832,626	4,156,552	1,483,969	1,504,589	35,595,616	36,607,998

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVTRD		PMVRSD		PMVEBD		PMVHYD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,155,043	1,272,327	1,938	9,142	293,575	325,264	8,358	7,362
Realized gain (loss) on investments	(2,157,415)	(1,128,989)	(25,730)	(1,476)	(6,415)	5,961	439	11,381
Change in unrealized gain (loss) on investments	(13,003,347)	10,516,009	4,251	(5,744)	(1,119,713)	357,795	(14,691)	(6,966)
Reinvested capital gains	4,296,128	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,709,591)	10,659,347	(19,541)	1,922	(832,553)	689,020	(5,894)	11,777

Equity transactions:
Purchase payments received from contract owners (note 3)	21,359,313	24,982,231	49,574	14,911	1,495,748	2,219,663	113,006	15,459
Transfers between funds	25,696,627	17,179,938	23,536	5,652	(1,156,461)	2,363,044	5,623	15,597
Redemptions (note 3)	(24,212,432)	(22,052,218)	(31,838)	(1,951)	(950,278)	(724,459)	(14,669)	(240,390)
Annuity benefits	(1,347)	(1,546)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,507,624)	(2,299,274)	-	-	(365)	(555)	-	-
Contingent deferred sales charges (note 2)	(124,064)	(151,879)	-	-	(4,648)	(3,257)	-	-
Adjustments to maintain reserves	(14,150)	18,075	(6)	(3)	156	409	(30)	71

Net equity transactions	20,196,323	17,675,327	41,266	18,609	(615,848)	3,854,845	103,930	(209,263)

Net change in contract owners’ equity	12,486,732	28,334,674	21,725	20,531	(1,448,401)	4,543,865	98,036	(197,486)
Contract owners’ equity beginning of period	354,172,756	325,838,082	95,488	74,957	12,388,382	7,844,517	136,781	334,267

Contract owners’ equity end of period	$366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382	234,817	136,781

CHANGES IN UNITS:
Beginning units	32,295,222	30,683,591	15,330	12,213	1,173,838	804,800	11,334	29,352
Units purchased	6,189,888	5,845,486	12,176	3,495	375,041	585,159	10,329	3,442
Units redeemed	(4,321,193)	(4,233,855)	(5,458)	(378)	(441,423)	(216,121)	(1,540)	(21,460)

Ending units	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838	20,123	11,334

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMUBA		PMVSTA		PMVFHA		PMVRA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$549	-	228,092	19,466	3,385	5,827	3,844	2,923
Realized gain (loss) on investments	(2)	-	27,588	29,137	55	770	(686)	(4,247)
Change in unrealized gain (loss) on investments	(601)	-	(425,338)	76,351	(346)	(3,657)	(8,720)	6,441
Reinvested capital gains	-	-	61,212	-	1,418	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54)	-	(108,446)	124,954	4,512	2,940	(5,562)	5,117

Equity transactions:
Purchase payments received from contract owners (note 3)	54,380	-	10,139,177	8,769,278	190,493	7,512	50,118	71,822
Transfers between funds	(306)	-	18,245,355	7,687,918	300,215	3,327	37,482	237
Redemptions (note 3)	-	-	(3,332,704)	(1,337,087)	(1,402)	(529)	(15,030)	(62,348)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(248,961)	(89,820)	-	-	(951)	(426)
Contingent deferred sales charges (note 2)	-	-	(25,832)	(14,986)	-	-	-	-
Adjustments to maintain reserves	12	-	(2,555)	(288)	(42)	(8)	(29)	8

Net equity transactions	54,086	-	24,774,480	15,015,015	489,264	10,302	71,590	9,293

Net change in contract owners’ equity	54,032	-	24,666,034	15,139,969	493,776	13,242	66,028	14,410
Contract owners’ equity beginning of period	-	-	24,681,162	9,541,193	135,131	121,889	173,164	158,754

Contract owners’ equity end of period	$54,032	-	49,347,196	24,681,162	628,907	135,131	239,192	173,164

CHANGES IN UNITS:
Beginning units	-	-	2,423,474	944,987	11,528	10,635	18,070	17,059
Units purchased	5,408	-	3,540,222	2,230,937	41,670	2,694	9,385	8,755
Units redeemed	(31)	-	(1,117,568)	(752,450)	(291)	(1,801)	(1,804)	(7,744)

Ending units	5,377	-	4,846,128	2,423,474	52,907	11,528	25,651	18,070

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVSSCS		GVGMNS		GVSIA		GVMSAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(939)	126	(92,856)	(128,315)	7	26	8,261	-
Realized gain (loss) on investments	6,749	815	100,624	37,273	(485)	(1)	(23)	-
Change in unrealized gain (loss) on investments	(238,281)	(26,229)	(867,957)	845,169	500	(272)	(23,081)	-
Reinvested capital gains	122,204	62,884	187,052	256,448	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,267)	37,596	(673,137)	1,010,575	22	(247)	(14,843)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	115,835	181,416	549,220	1,175,926	-	-	379,442	-
Transfers between funds	280,065	182,750	2,182,867	44,154	(12,941)	5,551	66,924	-
Redemptions (note 3)	(154,700)	(5,510)	(643,013)	(628,877)	(2)	-	(330)	-
Annuity benefits	-	-	(1,679)	(1,659)	-	-	-	-
Contract maintenance charges (note 2)	(496)	(81)	(345)	(425)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6,354)	(4,336)	-	-	-	-
Adjustments to maintain reserves	3	(10)	18	(357)	2	1	(6)	-

Net equity transactions	240,707	358,565	2,080,714	584,426	(12,941)	5,552	446,030	-

Net change in contract owners’ equity	130,440	396,161	1,407,577	1,595,001	(12,919)	5,305	431,187	-
Contract owners’ equity beginning of period	595,327	199,166	10,335,754	8,740,753	12,919	7,614	-	-

Contract owners’ equity end of period	$725,767	595,327	11,743,331	10,335,754	-	12,919	431,187	-

CHANGES IN UNITS:
Beginning units	34,198	12,674	837,816	788,900	1,343	770	-	-
Units purchased	23,441	22,530	269,929	145,008	-	573	45,950	-
Units redeemed	(11,686)	(1,006)	(94,594)	(96,092)	(1,343)	-	(35)	-

Ending units	45,953	34,198	1,013,151	837,816	-	1,343	45,915	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVEIB		PVGOB		PVTIGB		ROCSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(18,770)	(16,222)	(33,981)	(18,086)	(24,120)	2,090	591	1,982
Realized gain (loss) on investments	44,264	9,780	360,314	44,927	75,265	78,678	(52,580)	(15,820)
Change in unrealized gain (loss) on investments	(378,677)	193,373	(448,550)	284,232	(1,648,503)	546,077	35,158	34,099
Reinvested capital gains	97,324	-	115,253	15,659	-	-	3,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,859)	186,931	(6,964)	326,732	(1,597,358)	626,845	(13,503)	20,261

Equity transactions:
Purchase payments received from contract owners (note 3)	43,808	4,516	134,358	1,623	2,738,263	2,278,219	-	14,911
Transfers between funds	755,098	1,839,350	714,386	433,017	1,136,085	569,217	(18,440)	5,576
Redemptions (note 3)	(247,352)	(150,344)	(340,631)	(119,844)	(311,262)	(89,758)	(111,982)	(583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(233)	(146)	(120)	(149)	(15,571)	(5,772)	(45)	(168)
Contingent deferred sales charges (note 2)	(2)	-	(733)	(13)	(3,305)	(181)	-	-
Adjustments to maintain reserves	12	16,019	(11)	(89)	20	(137)	(11)	-

Net equity transactions	551,331	1,709,395	507,249	314,545	3,544,230	2,751,588	(130,478)	19,736

Net change in contract owners’ equity	295,472	1,896,326	500,285	641,277	1,946,872	3,378,433	(143,981)	39,997
Contract owners’ equity beginning of period	1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

Contract owners’ equity end of period	$2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087	235,295	379,276

CHANGES IN UNITS:
Beginning units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702
Units purchased	97,067	184,224	156,041	53,574	207,189	171,083	113	3,406
Units redeemed	(49,679)	(15,690)	(120,224)	(27,651)	(32,627)	(29,460)	(8,538)	(1,799)

Ending units	215,922	168,534	160,245	124,428	412,873	238,311	17,884	26,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RSRF		RVARS		(Obsolete & Unaudited) TRBCG2		(Obsolete & Unaudited) TREI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13)	-	(255,873)	(267,963)	-	-	-	-
Realized gain (loss) on investments	(4)	-	79,142	104,753	-	91	-	(2)
Change in unrealized gain (loss) on investments	(1,169)	-	(897,021)	480,585	-	(12)	-	3
Reinvested capital gains	785	-	-	-	-	4	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401)	-	(1,073,752)	317,375	-	83	-	1

Equity transactions:
Purchase payments received from contract owners (note 3)	5,646	-	713,819	1,009,249	-	-	-	-
Transfers between funds	(10)	-	(335,654)	(95,296)	-	-	-	-
Redemptions (note 3)	-	-	(959,680)	(925,631)	-	-	-	-
Annuity benefits	-	-	(2,470)	(2,193)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(271)	(390)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(4,859)	(6,324)	-	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(298)	-	(83)	-	(1)

Net equity transactions	5,634	-	(589,124)	(20,883)	-	(83)	-	(1)

Net change in contract owners’ equity	5,233	-	(1,662,876)	296,492	-	-	-	-
Contract owners’ equity beginning of period	-	-	16,305,838	16,009,346	-	-	-	-

Contract owners’ equity end of period	$5,233	-	14,642,962	16,305,838	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	1,600,038	1,602,954	-	-	-	-
Units purchased	566	-	168,992	233,367	-	-	-	-
Units redeemed	(1)	-	(229,199)	(236,283)	-	-	-	-

Ending units	565	-	1,539,831	1,600,038	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		VWHAS		VWBF		VWEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,260,349)	(3,830,082)	(496,855)	(539,452)	436,579	76,006	(179,730)	(168,681)
Realized gain (loss) on investments	7,888,829	8,672,366	434,173	2,652,627	(374,611)	(384,033)	349,493	425,490
Change in unrealized gain (loss) on investments	(19,796,670)	37,018,840	(9,898,443)	(4,423,588)	(588,261)	1,091,016	(4,778,803)	6,909,610
Reinvested capital gains	14,761,415	10,590,128	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,406,775)	52,451,252	(9,961,125)	(2,310,413)	(526,293)	782,989	(4,609,040)	7,166,419

Equity transactions:
Purchase payments received from contract owners (note 3)	18,710,755	19,036,845	2,193,273	3,091,865	63,428	74,926	303,799	148,298
Transfers between funds	(5,772,805)	(9,266,457)	3,118,262	(7,745,840)	64,180	(2,384)	(1,772,227)	2,321,184
Redemptions (note 3)	(23,318,426)	(19,723,959)	(3,352,377)	(4,118,106)	(686,611)	(868,794)	(1,595,566)	(3,780,615)
Annuity benefits	(3,245)	(2,823)	(1,716)	(1,620)	(3,631)	(3,703)	(2,352)	(2,306)
Contract maintenance charges (note 2)	(15,040)	(15,882)	(2,297)	(2,540)	(2,652)	(2,970)	(5,602)	(6,174)
Contingent deferred sales charges (note 2)	(95,720)	(67,000)	(24,887)	(32,276)	(68)	(507)	(60)	(76)
Adjustments to maintain reserves	(368)	(1,114)	9	(571)	(5)	734	37	496

Net equity transactions	(10,494,849)	(10,040,390)	1,930,267	(8,809,088)	(565,359)	(802,698)	(3,071,971)	(1,319,193)

Net change in contract owners’ equity	(11,901,624)	42,410,862	(8,030,858)	(11,119,501)	(1,091,652)	(19,709)	(7,681,011)	5,847,226
Contract owners’ equity beginning of period	255,724,793	213,313,931	32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638

Contract owners’ equity end of period	$243,823,169	255,724,793	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864

CHANGES IN UNITS:
Beginning units	7,441,709	7,778,961	4,333,652	5,646,906	311,850	344,888	650,129	699,218
Units purchased	1,162,484	1,681,793	1,588,657	2,129,530	13,054	15,424	46,201	204,695
Units redeemed	(1,462,658)	(2,019,045)	(1,310,751)	(3,442,784)	(36,762)	(48,462)	(150,261)	(253,784)

Ending units	7,141,535	7,441,709	4,611,558	4,333,652	288,142	311,850	546,069	650,129

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(214,822)	(253,020)	81,390	4,704	7,793	803	26,760	(136)
Realized gain (loss) on investments	(925,025)	(1,089,868)	25,355	(11,652)	20,140	(7,633)	21,842	(1,273)
Change in unrealized gain (loss) on investments	(3,427,937)	509,124	(795,877)	1,196,095	(130,052)	179,561	(452,548)	567,765
Reinvested capital gains	-	-	293,958	316,533	50,555	46,122	163,461	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	(4,567,784)	(833,764)	(395,174)	1,505,680	(51,564)	218,853	(240,485)	719,730

Equity transactions:
Purchase payments received from contract owners (note 3)	15,229	37,203	74,658	83,524	-	(40,650)	28,992	50,172
Transfers between funds	(630,224)	(789,978)	(80,100)	(57,741)	(631)	240,876	504,721	(207,826)
Redemptions (note 3)	(1,949,372)	(1,964,749)	(2,205,407)	(2,223,754)	(380,499)	(251,552)	(566,117)	(1,663,207)
Annuity benefits	(4,037)	(3,306)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,193)	(7,516)	(84,658)	(93,769)	(17,130)	(16,038)	(47,757)	(52,136)
Contingent deferred sales charges (note 2)	(287)	(244)	-	-	-	-	-	-
Adjustments to maintain reserves	(23)	(954)	(9)	(3)	6	(12)	3	(16)

Net equity transactions	(2,574,907)	(2,729,544)	(2,295,516)	(2,291,743)	(398,254)	(67,376)	(80,158)	(1,873,013)

Net change in contract owners’ equity	(7,142,691)	(3,563,308)	(2,690,690)	(786,063)	(449,818)	151,477	(320,643)	(1,153,283)
Contract owners’ equity beginning of period	17,858,642	21,421,950	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

Contract owners’ equity end of period	$10,715,951	17,858,642	7,577,401	10,268,091	1,619,392	2,069,210	5,159,747	5,480,390

CHANGES IN UNITS:
Beginning units	822,612	968,351	789,280	978,660	170,612	176,118	434,074	594,742
Units purchased	5,156	2,510	5,871	7,134	325	17,714	40,929	4,632
Units redeemed	(137,821)	(148,249)	(180,801)	(196,514)	(32,829)	(23,220)	(47,262)	(165,300)

Ending units	689,947	822,612	614,350	789,280	138,108	170,612	427,741	434,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRASP		WRENG		WRHIP		WRMCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$122,217	(257,851)	(3)	-	4,217,937	5,203,044	(1,567,337)	(1,169,705)
Realized gain (loss) on investments	(7,524,308)	(8,568,751)	(1)	-	(1,097,886)	(4,571,604)	5,039,455	594,763
Change in unrealized gain (loss) on investments	(9,570,805)	35,405,323	(1,228)	-	(6,155,057)	4,411,584	(9,582,595)	14,491,094
Reinvested capital gains	6,396,890	-	-	-	-	-	4,343,117	2,114,920

Net increase (decrease) in contract owners’ equity resulting from operations	(10,576,006)	26,578,721	(1,232)	-	(3,035,006)	5,043,024	(1,767,360)	16,031,072

Equity transactions:
Purchase payments received from contract owners (note 3)	1,775,918	3,105,390	3,575	-	1,504,914	4,662,187	10,295,153	5,856,216
Transfers between funds	(7,317,215)	(17,891,610)	-	-	(3,313,337)	(1,100,849)	6,432,941	(1,639,400)
Redemptions (note 3)	(16,603,022)	(12,536,914)	-	-	(8,607,808)	(10,034,144)	(6,528,479)	(3,878,405)
Annuity benefits	(11,323)	(10,747)	-	-	(14,343)	(1,528)	-	-
Contract maintenance charges (note 2)	(6,223)	(7,291)	-	-	(3,098)	(3,999)	(304,430)	(255,357)
Contingent deferred sales charges (note 2)	(137,501)	(56,082)	-	-	(20,212)	(25,163)	(37,884)	(23,416)
Adjustments to maintain reserves	39	(1,204)	-	-	98	(698)	(47)	(886)

Net equity transactions	(22,299,327)	(27,398,458)	3,575	-	(10,453,786)	(6,504,194)	9,857,254	58,752

Net change in contract owners’ equity	(32,875,333)	(819,737)	2,343	-	(13,488,792)	(1,461,170)	8,089,894	16,089,824
Contract owners’ equity beginning of period	176,497,202	177,316,939	-	-	92,644,555	94,105,725	81,261,860	65,172,036

Contract owners’ equity end of period	$143,621,869	176,497,202	2,343	-	79,155,763	92,644,555	89,351,754	81,261,860

CHANGES IN UNITS:
Beginning units	11,348,594	13,254,020	-	-	7,155,562	7,643,664	4,933,082	4,939,721
Units purchased	308,291	589,980	372	-	785,301	3,969,751	2,660,600	682,872
Units redeemed	(1,724,055)	(2,495,406)	-	-	(1,604,346)	(4,457,853)	(2,083,478)	(689,511)

Ending units	9,932,830	11,348,594	372	-	6,336,517	7,155,562	5,510,204	4,933,082

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPAP		WRPCP		WRPMP		WRPMAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$291	-	8,863	10,794	260,117	108,387	650,976	229,115
Realized gain (loss) on investments	(15)	(6,256)	9,672	(224,943)	(81,437)	(5,424)	201,795	154,405
Change in unrealized gain (loss) on investments	(2,801)	9,242	(87,365)	316,369	(2,336,047)	2,205,496	(5,387,007)	4,185,923
Reinvested capital gains	1,139	555	44,318	110,252	1,184,757	1,612,031	2,340,445	3,133,677

Net increase (decrease) in contract owners’ equity resulting from operations	(1,386)	3,541	(24,512)	212,472	(972,610)	3,920,490	(2,193,791)	7,703,120

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	336,546	369,407	154,801	1,037,801	763,198
Transfers between funds	12,573	(41,950)	(170,204)	(123,090)	(263,152)	(46,902)	413,248	(739,152)
Redemptions (note 3)	-	-	(318,078)	(1,498,942)	(3,741,192)	(5,411,570)	(5,720,629)	(8,405,347)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12,141)	(20,473)	(176,658)	(195,230)	(304,218)	(333,697)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(4)	(10)	(13)	14	(20)	1	(54)

Net equity transactions	12,577	(41,954)	(500,433)	(1,305,972)	(3,811,581)	(5,498,921)	(4,573,797)	(8,715,052)

Net change in contract owners’ equity	11,191	(38,413)	(524,945)	(1,093,500)	(4,784,191)	(1,578,431)	(6,767,588)	(1,011,932)
Contract owners’ equity beginning of period	8,833	47,246	1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778

Contract owners’ equity end of period	$20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778	43,489,258	50,256,846

CHANGES IN UNITS:
Beginning units	584	3,698	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597
Units purchased	814	8	15,489	29,482	20,666	29,692	88,990	70,526
Units redeemed	(16)	(3,122)	(47,547)	(119,370)	(232,499)	(355,220)	(323,500)	(564,809)

Ending units	1,382	584	85,500	117,558	1,360,385	1,572,218	2,422,804	2,657,314

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPMCP		SVDF		SVOF		WFVSCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$50,321	27,743	(623)	(571)	(3,126)	(1,657)	(1,602,575)	(1,278,557)
Realized gain (loss) on investments	(49,633)	(45,087)	1,609	1,027	13,859	22,268	2,311,105	(513,503)
Change in unrealized gain (loss) on investments	(351,321)	479,389	(9,607)	6,955	(58,476)	6,122	(11,353,181)	16,247,830
Reinvested capital gains	228,578	315,145	5,250	2,066	26,251	23,668	9,804,002	2,229,287

Net increase (decrease) in contract owners’ equity resulting from operations	(122,055)	777,190	(3,371)	9,477	(21,492)	50,401	(840,649)	16,685,057

Equity transactions:
Purchase payments received from contract owners (note 3)	-	184,166	232	-	2,795	(12)	8,414,130	7,606,910
Transfers between funds	(201,109)	(214,530)	4	-	18	-	69,404	(836,671)
Redemptions (note 3)	(1,491,017)	(796,161)	-	-	(656)	12	(6,086,351)	(6,802,206)
Annuity benefits	-	-	(2,710)	(2,158)	(28,543)	(27,672)	(179)	-
Contract maintenance charges (note 2)	(39,132)	(45,124)	(15)	-	(10)	-	(276,831)	(265,724)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(26,642)	(46,257)
Adjustments to maintain reserves	(12)	8	(20)	237	482	(1,511)	183	(1,162)

Net equity transactions	(1,731,270)	(871,641)	(2,509)	(1,921)	(25,914)	(29,183)	2,093,714	(345,110)

Net change in contract owners’ equity	(1,853,325)	(94,451)	(5,880)	7,556	(47,406)	21,218	1,253,065	16,339,947
Contract owners’ equity beginning of period	6,562,108	6,656,559	44,246	36,690	278,164	256,946	84,900,413	68,560,466

Contract owners’ equity end of period	$4,708,783	6,562,108	38,366	44,246	230,758	278,164	86,153,478	84,900,413

CHANGES IN UNITS:
Beginning units	395,400	450,483	-	-	-	-	2,937,303	2,939,252
Units purchased	11	11,643	-	-	-	-	1,402,958	1,121,454
Units redeemed	(102,721)	(66,726)	-	-	-	-	(1,356,907)	(1,123,403)

Ending units	292,690	395,400	-	-	-	-	2,983,354	2,937,303

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WFVOG2		(Obsolete & Unaudited) OVGS3		(Obsolete & Unaudited) TIF3		(Obsolete & Unaudited) FTVGI3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(345)	(276)	-	-	-	-	-	-
Realized gain (loss) on investments	22	(24)	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	(2,413)	5,111	-	-	-	-	-	-
Reinvested capital gains	2,480	595	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(256)	5,406	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	1	-	-	-	7	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(3)	(1)	-	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(6)	-	-	-	-	-	-

Net equity transactions	(3)	(9)	-	-	-	-	-	-

Net change in contract owners’ equity	(259)	5,397	-	-	-	-	-	-
Contract owners’ equity beginning of period	21,922	16,525	-	-	-	-	-	-

Contract owners’ equity end of period	$21,663	21,922	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	850	850	-	-	-	-	-	-
Units purchased	-	-	-	-	1	-	-	-
Units redeemed	-	-	-	-	-	-	-	-

Ending units	850	850	-	-	1	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) HIBF3		(Obsolete & Unaudited) VWEMR		(Obsolete & Unaudited) VWHAR		(Obsolete & Unaudited) GVGU
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(119)	-	(1)	-	-	-	(1)	-
Transfers between funds	120	-	7	-	5	-	3	-
Redemptions (note 3)	-	-	-	-	-	-	(1,610)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(6)	-	(4)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	(1)	-	1,610	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	(9)	-	-	-	-	-	-	-
Units redeemed	9	-	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) GVGFS		(Obsolete & Unaudited) GGTC3		(Obsolete & Unaudited) JPMCVP		(Obsolete & Unaudited) WSCP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	228	-
Transfers between funds	-	-	-	-	1	-	(226)	-
Redemptions (note 3)	(1,496)	-	(116)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1,496	-	116	-	-	-	-	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-	16	-
Units redeemed	-	-	-	-	-	-	(16)	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AVBV2		(Obsolete & Unaudited) OVCAFS		(Obsolete & Unaudited) OVGR		PVGIB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	26,244
Realized gain (loss) on investments	-	-	-	-	-	-	-	311,218
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	(456,895)
Reinvested capital gains	-	-	-	-	-	-	-	194,812

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	75,379

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24	-	6	-	-	-	(115,712)
Transfers between funds	-	(24)	-	(6)	-	(64)	-	(1,705,259)
Redemptions (note 3)	-	-	-	-	-	-	-	(35,628)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	64	-	(146)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	-	-	-	116,761

Net equity transactions	-	-	-	-	-	-	-	(1,739,984)

Net change in contract owners’ equity	-	-	-	-	-	-	-	(1,664,605)
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	1,664,605

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	77,968
Units purchased	-	2	-	-	-	-	-	14
Units redeemed	-	(2)	-	-	-	-	-	(77,982)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVHI2
	2018	2017
Investment activity:
Net investment income (loss)	$-	327,637
Realized gain (loss) on investments	-	(318,537)
Change in unrealized gain (loss) on investments	-	(3,948)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,152

Equity transactions:
Purchase payments received from contract owners (note 3)	-	12,179
Transfers between funds	-	(222,275)
Redemptions (note 3)	-	(2,248)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	1

Net equity transactions	-	(212,343)

Net change in contract owners’ equity	-	(207,191)
Contract owners’ equity beginning of period	-	207,191

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	19,397
Units purchased	-	35,125
Units redeemed	-	(54,522)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO Van Kampen VI Value Opportunities Fund: Series II Shares (AVBV2)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)*

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)*

AC VP Inc - AC VP Ultra(R) Fund: Class II (ACVU2)*

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - Intnl Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPM IT - JPM IT Core Bond Portfolio: Class 1 (OGBDP)*

JPM IT - JPM IT US Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)*

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)*

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2018, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	6/21/2018
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	5/22/2017
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/11/2018
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	9/14/2018
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)		4/27/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
GGH Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy VIP - Energy: Class II (WRENG)	9/14/2018
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/12/2017
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)		4/28/2017

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	PIMCO VIT - FB Portfolio (unhedged): Advisor Class	7/30/2018
PMVFHA	PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class	PIMCO VIT - FB Portfolio (US Dollar-Hedged): Administrative Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017
EIF2	NW VIT - BR NVIT Equity Dividend Fund: Class II	Invesco NVIT Comstock Value Fund - Class II	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The following table provides variable account charges by asset fee rates for the period ended December 31, 2018.

	Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.40%	1,005,497	566	474	-	123	-	-	1,872
0.60%	285,629	448	-	-	-	-	-	590
0.65%	279,607	-	1,019	-	1,583	-	-	1,031
0.75%	743,936	-	5,232	-	14,059	-	-	3,591
0.80%	223,471	-	2,467	16,505	-	2,161	2,455	-
0.85%	1,070,110	-	14,150	-	29,886	-	-	7,099
0.95%	277,313	-	3,080	-	23,692	-	-	1,018
1.05%	253,886	-	5,335	-	23,120	-	-	5,799
1.10%	10,049,740	394	9,854	-	36,595	-	-	8,352
1.15%	53,149,244	11,310	145,605	-	275,262	-	-	111,628
1.20%	313,884	-	1,357	-	11,629	-	-	-
1.25%	3,845,712	1,196	14,655	-	27,737	-	-	10,347
1.30%	280,593,981	118,392	226,226	2,045,513	232,128	379,957	253,124	334,529
1.35%	14,012,396	10,785	36,333	-	70,025	-	-	33,976
1.40%	13,877,735	304	45,196	955,052	18,403	106,472	87,381	7,497
1.45%	4,319,353	1,609	27,063	-	68,962	-	-	15,433
1.50%	74,460,463	121,795	90,340	-	210,567	-	-	149,677
1.55%	33,830,247	11,772	110,425	-	213,819	-	-	72,460
1.60%	12,643,880	12,319	29,528	-	54,421	-	-	69,241
1.65%	10,778,369	16,187	10,663	-	35,809	-	-	21,066
1.70%	1,276,004	-	3,894	-	12,336	-	-	4,017
1.75%	132,514,394	41,386	216,904	-	419,498	-	-	251,240
1.80%	6,835,976	13,010	25,583	-	24,455	-	-	24,179
1.85%	28,633,349	9,826	26,531	-	68,556	-	-	67,742
1.90%	2,076,636	437	2,096	-	12,107	-	-	3,295
1.95%	54,722,131	119,077	55,100	-	70,300	-	-	138,599
2.00%	3,341,522	4,867	4,479	-	19,456	-	-	9,377
2.05%	7,960,919	10,427	8,114	-	20,662	-	-	15,475
2.10%	5,650,977	8,133	17,489	-	19,325	-	-	15,773
2.15%	2,234,006	767	5,969	-	2,890	-	-	4,562
2.20%	10,959,688	12,339	16,555	-	39,009	-	-	31,372
2.25%	812,450	1,212	371	-	5,377	-	-	57
2.30%	5,964,851	5,415	4,798	-	24,627	-	-	21,786
2.35%	2,292,892	244	1,504	-	1,086	-	-	754
2.40%	6,757,931	15,196	1,180	-	918	-	-	10,227
2.45%	675,730	584	875	-	1,120	-	-	399
2.50%	4,372,689	2,070	298	-	-	-	-	10,090
2.55%	970,367	112	1,296	-	7,316	-	-	3,424
2.60%	70,826	-	-	-	-	-	-	-
2.65%	425,342	-	255	-	-	-	-	404
2.70%	245,013	-	-	-	-	-	-	104
2.75%	515,339	2,056	-	-	-	-	-	562
2.80%	47,605	-	-	-	-	-	-	-
2.85%	312,122	2,451	-	-	-	-	-	-
2.90%	17,373	-	-	-	-	-	-	-
2.95%	42,052	-	-	-	-	-	-	-
3.00%	51,079	-	-	-	-	-	-	-
3.05%	3,636	-	-	-	-	-	-	-
3.10%	2,409	-	-	-	-	-	-	-
3.40%	1,888	-	-	-	-	-	-	-

Totals	$795,801,649	$556,686	$1,172,293	$3,017,070	$2,096,858	$488,590	$342,960	$1,468,644

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4

0.40%	$-	-	-	121	-	486	190	-
0.60%	-	-	-	-	-	356	380	-
0.65%	-	-	-	-	-	-	712	-
0.75%	-	-	-	-	1,172	-	403	-
0.80%	-	414	1,114	-	589	-	-	-
0.85%	-	-	-	197	1,947	-	78	-
0.95%	241	-	1,082	-	1,192	-	-	-
1.05%	1,455	-	80	-	92	-	-	-
1.10%	-	-	199	174	1,937	-	4,979	-
1.15%	3,971	-	14,494	4,059	29,407	-	13,940	-
1.20%	-	-	16	-	731	-	-	-
1.25%	1,963	-	1,324	74	7,361	-	-	-
1.30%	-	140,491	5,560	49,903	42,182	-	86,454	20,592
1.35%	-	-	716	2,743	11,119	-	4,443	558
1.40%	254	45,221	6,635	292	2,749	-	295	-
1.45%	383	-	1,026	78	3,727	-	727	-
1.50%	68	-	4,706	33,274	12,791	-	31,800	26,396
1.55%	2,168	-	13,100	1,223	25,609	-	8,901	-
1.60%	-	-	896	7,626	2,764	-	13,481	38,831
1.65%	-	-	237	5,213	2,188	-	5,820	723
1.70%	882	-	2,405	187	444	-	43	-
1.75%	228	-	5,586	41,588	43,039	-	46,959	33,440
1.80%	684	-	1,021	2,507	3,551	-	954	7,339
1.85%	216	-	1,956	6,076	6,184	-	15,906	2,968
1.90%	-	-	2,581	-	2,240	-	14	-
1.95%	601	-	4,721	46,099	16,976	-	38,067	36,624
2.00%	-	-	130	407	1,165	-	471	-
2.05%	-	-	1,582	3,746	1,026	-	4,100	448
2.10%	161	-	779	9,220	17,143	-	4,482	1,394
2.15%	-	-	369	2,979	1,247	-	957	1,096
2.20%	-	-	2,470	3,508	1,407	-	9,537	1,446
2.25%	141	-	20	995	285	-	-	-
2.30%	-	-	-	14,441	2,083	-	7,392	2,900
2.35%	-	-	167	378	1,092	-	1,392	-
2.40%	-	-	-	5,684	-	-	987	2,860
2.45%	-	-	-	154	-	-	-	1,325
2.50%	-	-	-	1,413	327	-	1,051	2,407
2.55%	-	-	-	5,339	25	-	5,902	343
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	72	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,416	$186,126	$74,972	$250,001	$245,791	$842	$310,817	$181,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB

0.40%	$-	-	-	1,606	-	-	-	-
0.60%	-	-	-	-	-	-	321	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	1,689	-	1,449	-	-	-
1.05%	-	-	2,336	-	1,702	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	12,549	36	-	2,778
1.20%	-	-	-	-	110	-	-	-
1.25%	-	-	-	-	6,787	-	-	-
1.30%	10,664	21,041	-	-	-	1,396	-	23,558
1.35%	1,605	624	-	-	-	-	-	277
1.40%	-	-	-	-	79	16	-	679
1.45%	-	-	-	-	2,263	-	-	-
1.50%	15,041	22,909	-	-	4,463	627	-	41,747
1.55%	-	-	-	-	8,028	-	-	2,678
1.60%	2,168	4,961	-	-	2,593	231	-	18,171
1.65%	556	2,738	-	-	-	-	-	2,417
1.70%	-	-	-	-	344	-	-	-
1.75%	37,227	11,038	-	-	6,968	-	-	38,060
1.80%	4,838	4,915	-	-	13,492	493	-	14,285
1.85%	765	767	-	-	823	-	-	5,779
1.90%	-	-	-	-	703	-	-	-
1.95%	30,246	47,734	-	-	139	736	-	60,572
2.00%	-	-	-	-	-	-	-	70
2.05%	-	-	-	-	3,626	-	-	2,928
2.10%	1,534	703	-	-	135	-	-	5,141
2.15%	161	3,089	-	-	1,464	-	-	-
2.20%	1,775	2,427	-	-	309	-	-	24,868
2.25%	-	2,307	-	-	23	-	-	1,726
2.30%	7,941	3,381	-	-	-	-	-	9,644
2.35%	-	-	-	-	-	-	-	-
2.40%	13,839	1,955	-	-	-	-	-	20,980
2.45%	182	1,000	-	-	-	-	-	414
2.50%	1,348	1,051	-	-	-	-	-	713
2.55%	-	-	-	-	-	-	-	3,192
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	239
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	15,411
2.80%	-	-	-	-	-	-	-	-
2.85%	-	8,942	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$129,890	$141,582	$4,025	$1,606	$68,049	$3,535	$321	$296,327

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2

0.40%	$2,606	317	90	5,115	-	-	-	-
0.60%	1,435	-	-	872	-	-	-	-
0.65%	-	78	-	-	-	-	-	-
0.75%	-	351	-	-	-	-	-	-
0.80%	-	370	-	-	1,078	-	174	-
0.85%	-	1,439	-	-	-	-	-	-
0.95%	-	2,120	-	-	-	-	-	767
1.05%	-	1,763	-	-	-	-	-	3,797
1.10%	-	12,427	-	-	-	-	-	-
1.15%	-	78,806	-	-	-	-	-	11,761
1.20%	-	98	-	-	-	-	-	-
1.25%	-	7,433	-	-	-	-	-	4,621
1.30%	-	372,304	-	-	282,066	316	145,758	-
1.35%	-	29,747	-	-	-	-	-	732
1.40%	-	13,518	-	-	93,411	90	49,833	2,548
1.45%	-	8,644	-	-	-	-	-	440
1.50%	-	242,684	-	-	-	-	-	3,206
1.55%	-	61,912	-	-	-	-	-	12,999
1.60%	-	68,512	-	-	-	-	-	572
1.65%	-	37,161	-	-	-	-	-	-
1.70%	-	3,462	-	-	-	-	-	99
1.75%	-	245,786	-	-	-	-	-	1,594
1.80%	-	23,133	-	-	-	-	-	1,563
1.85%	-	89,590	-	-	-	-	-	1,509
1.90%	-	2,020	-	-	-	-	-	1,981
1.95%	-	184,980	-	-	-	-	-	-
2.00%	-	15,638	-	-	-	-	-	-
2.05%	-	32,781	-	-	-	-	-	1,335
2.10%	-	20,742	-	-	-	-	-	-
2.15%	-	5,811	-	-	-	-	-	-
2.20%	-	60,914	-	-	-	-	-	508
2.25%	-	465	-	-	-	-	-	-
2.30%	-	27,744	-	-	-	-	-	-
2.35%	-	2,355	-	-	-	-	-	-
2.40%	-	33,317	-	-	-	-	-	152
2.45%	-	3,827	-	-	-	-	-	-
2.50%	-	18,717	-	-	-	-	-	-
2.55%	-	12,175	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	959	-	-	-	-	-	-
2.70%	-	51	-	-	-	-	-	-
2.75%	-	37,433	-	-	-	-	-	-
2.80%	-	950	-	-	-	-	-	-
2.85%	-	444	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,041	$1,762,978	$90	$5,987	$376,555	$406	$195,765	$50,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2

0.40%	$1,065	-	4,492	2,077	-	-	-	329
0.60%	-	-	433	-	18	-	-	-
0.65%	1,468	-	-	378	-	-	-	-
0.75%	9,396	-	-	2,630	-	-	-	-
0.80%	351	-	1,483	-	-	-	-	-
0.85%	12,036	-	-	6,548	-	-	-	-
0.95%	6,137	-	-	3,049	-	-	-	-
1.05%	2,428	-	-	1,269	-	-	-	-
1.10%	29,712	-	-	18,754	-	-	-	-
1.15%	253,049	-	-	154,588	-	-	-	244,478
1.20%	648	-	-	540	-	-	-	-
1.25%	20,903	-	-	18,784	-	-	-	-
1.30%	929,463	37	111,184	487,845	-	144,164	8,835	4,683,438
1.35%	68,605	-	-	72,042	-	-	-	93,760
1.40%	47,970	67	29,306	9,853	-	-	-	-
1.45%	24,601	-	-	20,654	-	-	-	-
1.50%	271,416	-	-	368,646	-	-	-	1,329,936
1.55%	208,242	-	-	113,717	-	-	-	-
1.60%	65,867	-	-	124,772	-	-	-	178,709
1.65%	54,621	-	-	51,605	-	-	-	115,217
1.70%	4,480	-	-	3,353	-	-	-	661
1.75%	676,895	-	-	399,333	-	-	-	2,929,427
1.80%	33,618	-	-	62,784	-	-	-	36,708
1.85%	162,046	-	-	125,319	-	-	-	722,630
1.90%	3,995	-	-	18,552	-	-	-	-
1.95%	247,608	-	-	336,009	-	-	-	691,466
2.00%	24,654	-	-	15,708	-	-	-	5,604
2.05%	62,021	-	-	48,916	-	-	-	183,617
2.10%	31,109	-	-	32,130	-	-	-	50,539
2.15%	6,346	-	-	3,119	-	-	-	2,392
2.20%	84,592	-	-	70,819	-	-	-	345,356
2.25%	4,248	-	-	2,737	-	-	-	6,875
2.30%	38,266	-	-	24,672	-	-	-	83,970
2.35%	5,843	-	-	2,616	-	-	-	-
2.40%	21,429	-	-	62,002	-	-	-	183,122
2.45%	1,108	-	-	4,474	-	-	-	5,780
2.50%	6,871	-	-	6,495	-	-	-	58,347
2.55%	4,010	-	-	4,508	-	-	-	696
2.60%	417	-	-	350	-	-	-	-
2.65%	1,413	-	-	4,456	-	-	-	-
2.70%	340	-	-	-	-	-	-	-
2.75%	-	-	-	8,776	-	-	-	8,229
2.80%	-	-	-	-	-	-	-	-
2.85%	261	-	-	2,329	-	-	-	451
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,429,548	$104	$146,898	$2,697,208	$18	$144,164	$8,835	$11,961,737

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3

0.40%	$84	8	-	47	5,698	5,642	656	3,830
0.60%	201	319	-	168	355	2,143	714	3,590
0.65%	-	-	-	-	-	-	-	209
0.75%	-	-	-	-	-	-	-	2,258
0.80%	-	-	-	-	-	-	-	659
0.85%	-	-	-	-	-	-	-	4,508
0.95%	-	-	-	-	-	-	-	1,431
1.05%	-	-	-	-	-	-	-	1,959
1.10%	-	-	-	-	1,257	1,776	1,240	22,534
1.15%	-	-	-	-	11,899	58,590	33,875	87,736
1.20%	-	-	-	-	-	-	-	486
1.25%	-	-	-	-	1,112	899	874	26,306
1.30%	-	-	8,709	-	196,099	2,546,760	1,857,427	660,841
1.35%	-	-	-	-	3,350	11,343	11,279	107,353
1.40%	-	-	-	-	3,692	8,010	10,108	41,885
1.45%	-	-	-	-	1,694	1,526	6,356	33,613
1.50%	-	-	-	-	98,961	381,860	417,393	1,361,475
1.55%	-	-	-	-	9,921	11,576	15,156	155,655
1.60%	-	-	-	-	23,989	13,431	53,169	346,485
1.65%	-	-	-	-	19,108	64,593	78,169	128,898
1.70%	-	-	-	-	75	-	226	14,692
1.75%	-	-	-	-	31,116	320,507	295,773	899,474
1.80%	-	-	-	-	7,117	30,422	53,339	107,926
1.85%	-	-	-	-	20,879	130,550	160,710	108,427
1.90%	-	-	-	-	-	191	741	3,698
1.95%	-	-	-	-	74,444	186,262	266,016	1,012,338
2.00%	-	-	-	-	1,299	3,681	5,630	26,539
2.05%	-	-	-	-	935	22,733	27,572	67,360
2.10%	-	-	-	-	2,423	21,337	12,741	77,185
2.15%	-	-	-	-	-	887	2,520	60,148
2.20%	-	-	-	-	2,847	10,981	18,297	216,248
2.25%	-	-	-	-	-	-	2,261	11,755
2.30%	-	-	-	-	6,114	11,332	12,256	106,195
2.35%	-	-	-	-	-	-	226	-
2.40%	-	-	-	-	7,893	19,127	38,219	153,729
2.45%	-	-	-	-	872	2,692	283	14,947
2.50%	-	-	-	-	921	38,479	48,796	17,911
2.55%	-	-	-	-	103	1,239	819	5,715
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	2,269
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	4,860
2.80%	-	-	-	-	-	-	154	-
2.85%	-	-	-	-	-	3,037	2,277	975
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$285	$327	$8,709	$215	$534,173	$3,911,606	$3,435,272	$5,904,102

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB

0.40%	$-	4	7,349	3,032	2,960	-	-	-
0.60%	-	85	1,488	1,700	2,009	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	10,805	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	72
0.85%	16,535	1,034	-	-	-	-	-	-
0.95%	7,252	-	-	-	-	19	11	-
1.05%	18,745	-	-	-	-	-	-	-
1.10%	-	487	-	383	-	-	-	-
1.15%	-	2,139	-	19,293	31,359	1,438	764	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,609	2,278	519	294	-
1.30%	-	12,896	-	210,421	205,700	-	-	52,185
1.35%	3,038	10	-	19,874	50,895	-	-	-
1.40%	-	151	-	7,912	915	18	10	21,151
1.45%	-	2	-	1,459	7,577	82	51	-
1.50%	-	8,457	-	146,631	200,711	30	18	-
1.55%	-	1,851	-	16,186	34,339	1,143	627	-
1.60%	-	438	-	41,665	72,478	150	252	-
1.65%	-	1,299	-	23,052	55,450	-	-	-
1.70%	-	-	-	806	304	124	24	-
1.75%	-	309	-	80,987	65,896	155	88	-
1.80%	-	6,956	-	23,980	26,226	317	118	-
1.85%	-	665	-	52,755	78,481	548	310	-
1.90%	-	-	-	5,853	4,238	364	64	-
1.95%	-	2,099	-	134,492	126,795	-	-	-
2.00%	-	-	-	5,025	4,829	-	-	-
2.05%	-	-	-	34,300	28,974	318	-	-
2.10%	-	-	-	7,337	7,845	-	-	-
2.15%	-	-	-	3,711	91	-	-	-
2.20%	-	-	-	46,110	8,690	-	-	-
2.25%	-	-	-	2,286	1,221	107	58	-
2.30%	-	-	-	16,997	4,612	-	-	-
2.35%	-	-	-	366	-	-	-	-
2.40%	-	-	-	36,717	51,781	-	-	-
2.45%	-	-	-	1,445	2,920	-	-	-
2.50%	-	-	-	8,683	1,415	-	-	-
2.55%	-	-	-	3,639	3,854	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	16	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	396	-	-	-
2.80%	-	-	-	-	194	-	-	-
2.85%	-	-	-	2,598	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$56,375	$38,882	$8,837	$961,551	$1,085,433	$5,332	$2,689	$73,408

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2

0.40%	$-	-	-	-	-	12,931	792	1,217
0.60%	-	-	-	-	-	1,670	1,674	-
0.65%	-	-	-	-	-	-	43	1,664
0.75%	-	-	-	-	-	-	1,159	2,548
0.80%	-	5,056	-	1,509	881	-	1,578	-
0.85%	-	-	-	-	-	-	6,285	11,346
0.95%	2,235	-	-	-	-	-	2,776	852
1.05%	621	-	-	-	-	-	1,460	244
1.10%	1,054	-	478	-	-	265	3,270	35,277
1.15%	46,526	-	17,055	-	-	77,727	85,372	359,069
1.20%	5,375	-	7,686	-	-	-	327	1,782
1.25%	13,005	-	8,079	-	-	7,639	6,667	37,006
1.30%	42	2,723,025	-	356,476	1,060,890	3,466,882	228,084	978,559
1.35%	8,357	-	3,544	-	-	18,685	27,464	108,599
1.40%	16,446	1,090,051	2,899	197,645	217,812	7,968	24,363	14,977
1.45%	9,803	-	964	-	-	2,559	7,059	48,764
1.50%	5,935	-	2,706	-	-	531,739	202,767	661,804
1.55%	76,266	-	21,652	-	-	17,244	65,665	239,629
1.60%	4,520	-	512	-	-	52,085	43,384	208,828
1.65%	4,647	-	1,140	-	-	72,392	30,281	89,866
1.70%	4,078	-	353	-	-	1,083	2,854	9,095
1.75%	33,638	-	2,463	-	-	209,317	179,579	632,281
1.80%	8,035	-	5,615	-	-	71,028	22,446	81,949
1.85%	1,121	-	1,527	-	-	194,746	67,567	169,194
1.90%	703	-	2,889	-	-	-	5,008	7,216
1.95%	233	-	2,468	-	-	264,250	193,302	518,496
2.00%	112	-	-	-	-	453	6,524	45,325
2.05%	3,927	-	186	-	-	17,205	33,192	91,460
2.10%	626	-	-	-	-	14,060	15,876	49,604
2.15%	1,798	-	74	-	-	5,216	8,273	27,868
2.20%	8,264	-	-	-	-	14,988	41,542	70,497
2.25%	560	-	-	-	-	69	1,474	7,107
2.30%	444	-	182	-	-	1,836	19,800	28,712
2.35%	-	-	-	-	-	-	1,149	2,555
2.40%	-	-	-	-	-	6,113	31,052	42,645
2.45%	-	-	-	-	-	2,570	1,927	11,346
2.50%	-	-	-	-	-	28,928	13,794	20,418
2.55%	-	-	-	-	-	170	7,903	3,779
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	154	413
2.70%	-	-	-	-	-	-	-	93
2.75%	-	-	-	-	-	-	2,412	9,240
2.80%	-	-	-	-	-	-	301	-
2.85%	-	-	-	-	-	-	1,340	355
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$258,371	$3,818,132	$82,472	$555,630	$1,279,583	$5,101,818	$1,397,939	$4,631,679

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP

0.40%	$-	-	-	-	-	-	12,140	-
0.60%	-	-	-	-	-	-	6,345	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	662	-	407	-	1,984	-	-	15,800
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	52,148	-	196,703	-	902	84	-
1.15%	-	244,122	-	975,143	-	61,265	55,266	-
1.20%	-	1,151	-	3,733	-	126	-	-
1.25%	-	5,404	-	47,811	-	28,805	55	-
1.30%	43,632	1,514,516	115,470	1,749,458	156,247	116,062	2,949,818	4,299,764
1.35%	-	59,034	-	197,546	-	53,018	5,073	-
1.40%	19,548	17,086	10,422	20,557	13,841	2,582	3,802	1,005,697
1.45%	-	18,887	-	44,211	-	2,658	3,784	-
1.50%	-	339,577	-	502,136	-	218,091	381,855	-
1.55%	-	114,436	-	376,376	-	40,975	7,498	-
1.60%	-	46,127	-	75,272	-	28,985	21,097	-
1.65%	-	55,754	-	51,966	-	18,537	49,728	-
1.70%	-	6,413	-	11,632	-	787	118	-
1.75%	-	580,429	-	1,225,337	-	139,162	142,141	-
1.80%	-	23,774	-	40,847	-	15,696	46,116	-
1.85%	-	195,430	-	181,397	-	25,553	153,766	-
1.90%	-	7,658	-	35,332	-	21,384	-	-
1.95%	-	155,384	-	318,970	-	217,813	220,870	-
2.00%	-	11,793	-	41,733	-	4,985	3,880	-
2.05%	-	30,281	-	31,716	-	32,062	24,984	-
2.10%	-	14,373	-	43,109	-	20,810	9,967	-
2.15%	-	6,455	-	9,801	-	9,230	-	-
2.20%	-	56,724	-	116,838	-	8,607	11,283	-
2.25%	-	2,097	-	4,302	-	3,069	-	-
2.30%	-	16,701	-	45,035	-	13,680	2,636	-
2.35%	-	161	-	11,826	-	-	-	-
2.40%	-	10,007	-	37,084	-	24,769	5,645	-
2.45%	-	1,274	-	2,209	-	2,500	5,918	-
2.50%	-	40,655	-	10,999	-	12,621	26,177	-
2.55%	-	3,568	-	6,627	-	429	654	-
2.60%	-	-	-	-	-	1,174	-	-
2.65%	-	681	-	-	-	-	-	-
2.70%	-	-	-	1,992	-	-	-	-
2.75%	-	-	-	-	-	-	1,639	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	9,040	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$63,842	$3,641,140	$126,299	$6,417,698	$172,072	$1,126,337	$4,152,339	$5,321,261

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$7,576	-	18,444	-	2,405	-	662	-
0.60%	6,088	-	3,560	-	1,369	-	-	-
0.65%	1,182	-	2,165	-	1,288	-	878	-
0.75%	8,667	-	12,974	-	3,124	-	1,982	-
0.80%	-	1,409	-	4,884	-	1,514	-	245
0.85%	12,009	-	18,049	-	11,028	-	3,056	-
0.95%	1,456	-	2,089	-	2,374	-	1,074	-
1.05%	2,794	-	2,968	-	4,821	-	1,112	-
1.10%	23,680	-	71,048	-	36,619	-	11,696	-
1.15%	264,957	-	622,950	-	474,925	-	107,077	-
1.20%	9,857	-	5,341	-	1,709	-	925	-
1.25%	24,820	-	33,838	-	37,019	-	11,775	-
1.30%	1,251,485	121,513	4,197,203	190,164	624,581	607,531	323,882	44,452
1.35%	116,333	-	113,900	-	152,275	-	38,886	-
1.40%	11,060	47,656	43,314	55,427	18,370	126,218	4,433	11,457
1.45%	32,149	-	64,773	-	50,069	-	19,157	-
1.50%	968,384	-	683,679	-	424,655	-	178,615	-
1.55%	182,681	-	472,573	-	328,019	-	77,070	-
1.60%	283,831	-	101,766	-	158,226	-	31,309	-
1.65%	127,224	-	111,568	-	76,790	-	23,534	-
1.70%	9,389	-	16,410	-	15,853	-	4,010	-
1.75%	704,477	-	1,112,579	-	677,369	-	259,066	-
1.80%	78,116	-	80,791	-	75,617	-	20,227	-
1.85%	384,485	-	315,414	-	205,059	-	68,253	-
1.90%	21,730	-	8,197	-	12,192	-	3,318	-
1.95%	896,044	-	377,664	-	400,473	-	176,340	-
2.00%	53,322	-	32,029	-	25,540	-	6,766	-
2.05%	143,569	-	48,452	-	43,440	-	17,689	-
2.10%	83,487	-	56,455	-	52,743	-	23,239	-
2.15%	13,179	-	17,598	-	26,633	-	2,539	-
2.20%	110,272	-	51,770	-	90,743	-	28,039	-
2.25%	5,527	-	3,683	-	3,029	-	2,879	-
2.30%	62,807	-	28,957	-	42,348	-	24,655	-
2.35%	5,450	-	24,074	-	2,567	-	2,046	-
2.40%	131,363	-	53,114	-	45,258	-	15,242	-
2.45%	3,797	-	4,354	-	5,314	-	2,152	-
2.50%	33,317	-	55,598	-	17,157	-	5,854	-
2.55%	6,313	-	2,892	-	2,509	-	668	-
2.60%	-	-	-	-	352	-	-	-
2.65%	5,764	-	2,189	-	1,929	-	550	-
2.70%	660	-	511	-	660	-	321	-
2.75%	2,695	-	-	-	1,767	-	172	-
2.80%	1,150	-	843	-	1,149	-	315	-
2.85%	5,728	-	900	-	2,074	-	629	-
2.90%	-	-	273	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,098,874	$170,578	$8,876,949	$250,475	$4,161,441	$735,263	$1,502,092	$56,154

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2

0.40%	$1,696	9	1,386	-	279	3,582	-	-
0.60%	2,963	23	1,854	-	-	1,778	-	-
0.65%	-	-	294	-	579	-	-	-
0.75%	-	11	5,297	-	1,756	-	-	556
0.80%	-	-	957	-	1,169	-	632	293
0.85%	-	1,737	4,619	-	7,968	-	2,697	322
0.95%	-	-	1,979	2,896	3,946	-	174	1,362
1.05%	-	-	1,824	2,990	1,166	-	666	515
1.10%	-	-	16,626	1,677	20,327	-	2,298	13,750
1.15%	911	264	183,329	106,122	199,979	-	27,277	95,884
1.20%	-	-	121	1,362	14,231	-	168	607
1.25%	-	-	24,648	28,558	22,725	-	2,028	10,946
1.30%	9,921	2,331	565,425	1,365	154,981	-	21,640	17,764
1.35%	1,027	157	123,776	28,951	56,899	-	6,727	20,181
1.40%	174	-	111,768	12,833	34,995	-	15,758	10,739
1.45%	-	-	28,553	20,770	32,011	-	2,426	20,132
1.50%	13,470	3,832	593,641	20,316	58,138	-	7,330	23,862
1.55%	625	37	132,882	145,395	205,280	-	27,225	84,281
1.60%	1,493	829	295,772	12,071	37,806	-	1,962	8,516
1.65%	2,201	581	88,986	3,450	21,874	-	1,417	7,595
1.70%	-	29	13,395	7,823	5,232	-	899	7,586
1.75%	1,625	53	537,699	52,661	261,494	-	22,716	115,610
1.80%	1,002	956	100,687	23,446	12,244	-	8,546	10,622
1.85%	532	54	80,515	11,030	28,656	-	453	5,803
1.90%	-	-	1,026	9,060	3,099	-	1,861	2,082
1.95%	5,763	1,510	573,001	6,937	47,118	-	6,877	15,554
2.00%	451	11	18,399	194	11,466	-	50	1,433
2.05%	-	38	27,352	6,220	7,566	-	526	2,183
2.10%	-	-	45,159	5,927	16,773	-	1,150	8,005
2.15%	-	86	15,192	1,078	9,658	-	2,602	3,192
2.20%	121	25	77,254	8,221	18,377	-	225	4,677
2.25%	216	-	9,945	176	812	-	111	1,165
2.30%	-	-	58,220	797	9,332	-	1,645	3,508
2.35%	-	-	97	-	8,032	-	199	3,125
2.40%	920	125	146,567	100	59	-	-	-
2.45%	66	-	18,505	352	1,075	-	-	143
2.50%	293	-	9,163	259	1,577	-	178	713
2.55%	-	-	53,675	-	1,257	-	-	-
2.60%	-	-	498	-	-	-	-	-
2.65%	-	-	2,619	-	170	-	-	-
2.70%	-	-	-	-	394	-	-	-
2.75%	-	-	67,040	-	-	-	-	-
2.80%	-	-	1,246	-	940	-	-	-
2.85%	-	-	334	-	-	-	-	-
2.90%	-	-	-	-	90	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$45,470	$12,698	$4,041,325	$523,037	$1,321,530	$5,360	$168,463	$502,706

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS

0.40%	$4,400	2,449	2,576	-	235	4,667	903	1,164
0.60%	1,390	122	2,287	-	1,380	1,798	1,321	565
0.65%	116	-	-	-	-	-	-	1,247
0.75%	2,380	100	-	-	-	-	-	6,086
0.80%	1,013	-	-	523	-	-	-	6,655
0.85%	1,560	462	-	-	-	-	-	8,418
0.95%	1,633	340	-	-	18,024	-	-	12,066
1.05%	2,173	521	-	-	35,074	-	-	10,994
1.10%	3,934	3,101	-	-	215	-	1,696	20,704
1.15%	93,812	20,878	-	-	15,379	-	22,696	209,749
1.20%	112	-	-	-	-	-	-	329
1.25%	8,632	4,569	-	-	5,835	-	2,456	19,724
1.30%	296,995	208,113	-	128,934	103	-	361,671	467,405
1.35%	46,872	25,250	-	-	-	-	8,436	72,530
1.40%	44,211	3,389	-	47,240	938	-	3,645	66,366
1.45%	26,667	2,293	-	-	3,032	-	4,029	17,822
1.50%	275,122	274,716	-	-	10,061	-	98,514	166,512
1.55%	66,909	26,496	-	-	12,306	-	12,408	152,144
1.60%	153,336	129,943	-	-	4,257	-	26,317	56,574
1.65%	38,226	32,993	-	-	-	-	14,249	35,731
1.70%	4,447	1,222	-	-	3,388	-	282	3,776
1.75%	220,170	250,817	-	-	7,323	-	161,295	399,806
1.80%	54,361	45,414	-	-	1,186	-	18,233	15,704
1.85%	38,336	26,114	-	-	868	-	27,768	56,191
1.90%	95	-	-	-	-	-	4,209	8,245
1.95%	258,164	274,317	-	-	-	-	95,298	86,452
2.00%	7,066	20,260	-	-	-	-	1,916	14,067
2.05%	24,672	44,817	-	-	2,007	-	5,785	16,842
2.10%	10,861	18,251	-	-	183	-	7,996	36,097
2.15%	13,359	4,062	-	-	3,048	-	1,792	4,861
2.20%	42,912	69,574	-	-	1,397	-	5,393	45,547
2.25%	4,962	3,284	-	-	-	-	370	1,937
2.30%	15,426	35,440	-	-	-	-	2,719	16,960
2.35%	392	1,461	-	-	-	-	6,217	2,310
2.40%	28,798	45,375	-	-	-	-	5,651	1,339
2.45%	1,583	5,647	-	-	-	-	1,070	4,743
2.50%	7,246	14,755	-	-	-	-	6,571	1,772
2.55%	4,924	5,268	-	-	-	-	511	3,815
2.60%	687	-	-	-	-	-	-	-
2.65%	30	1,285	-	-	-	-	-	905
2.70%	-	-	-	-	-	-	-	-
2.75%	2,452	-	-	-	-	-	-	235
2.80%	-	-	-	-	-	-	-	-
2.85%	223	-	-	-	-	-	9,426	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,810,659	$1,603,098	$4,863	$176,697	$126,239	$6,465	$920,843	$2,054,389

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC

0.40%	$3,356	-	2,625	6,015	4	30	-	1,405
0.60%	3,564	-	2,202	1,593	35	30	-	1,359
0.65%	64	-	-	-	-	-	-	31
0.75%	2,645	621	-	-	-	-	-	564
0.80%	2,652	1,863	-	-	-	-	-	-
0.85%	11,951	1,498	-	-	-	-	-	78
0.95%	3,358	5,867	-	-	-	-	1,667	-
1.05%	2,512	4,398	-	-	-	-	-	-
1.10%	4,975	2,793	468	219	-	-	496	5
1.15%	57,935	54,028	14,501	29,268	-	-	15,945	12,837
1.20%	753	-	-	-	-	-	120	-
1.25%	6,788	9,446	1,210	1,058	-	-	7,406	753
1.30%	535,941	157,219	126,499	220,809	-	-	697	145,730
1.35%	40,728	17,529	11,312	4,531	-	-	2,595	17,265
1.40%	48,228	32,322	461	1,676	-	-	774	4,018
1.45%	8,586	8,092	3,960	760	-	-	2,175	1,309
1.50%	372,604	67,040	190,774	59,616	-	-	8,712	107,152
1.55%	61,622	55,343	24,107	5,165	-	-	14,857	5,483
1.60%	101,999	27,130	37,400	6,607	-	-	2,849	27,972
1.65%	60,455	6,981	20,736	8,435	-	-	77	14,760
1.70%	4,343	2,234	931	-	-	-	289	171
1.75%	138,939	56,006	36,483	40,220	-	-	11,453	92,001
1.80%	61,737	10,441	20,858	2,894	-	-	4,013	10,689
1.85%	135,549	22,687	10,655	8,490	-	-	3,384	34,890
1.90%	9,862	1,387	-	-	-	-	1,794	1,115
1.95%	254,120	41,765	159,400	46,545	-	-	1,661	78,437
2.00%	8,354	10,488	5,242	1,718	-	-	411	2,955
2.05%	86,651	2,832	18,839	482	-	-	5,286	11,775
2.10%	21,199	8,023	2,959	3,760	-	-	983	13,474
2.15%	2,264	3,119	912	-	-	-	316	5,119
2.20%	45,441	10,070	3,555	6,541	-	-	1,584	12,120
2.25%	1,221	334	2,380	1,060	-	-	-	-
2.30%	27,569	2,816	14,347	547	-	-	330	12,320
2.35%	3,546	340	1,445	-	-	-	-	991
2.40%	40,239	7,270	44,115	1,658	-	-	-	7,000
2.45%	2,981	1,446	2,570	-	-	-	-	407
2.50%	6,760	838	2,053	623	-	-	-	4,745
2.55%	15,474	2,630	524	510	-	-	-	8,583
2.60%	-	-	-	-	-	-	-	-
2.65%	1,513	55	-	-	-	-	-	225
2.70%	-	-	-	-	-	-	-	-
2.75%	23,169	32	4,022	-	-	-	-	8,295
2.80%	-	-	26	37	-	-	-	446
2.85%	5,614	-	1,459	6,808	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,227,261	$636,983	$769,030	$467,645	$39	$60	$89,874	$646,479

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$201	10,091	15,323	133	-	-	-	1,100
0.60%	750	1,117	4,258	1,344	-	-	-	112
0.65%	-	1,978	1,860	-	-	-	-	-
0.75%	-	8,980	8,648	-	-	-	-	-
0.80%	-	865	-	-	5	-	20	-
0.85%	-	20,391	6,990	-	-	-	-	-
0.95%	-	3,566	5,152	-	-	4,619	-	-
1.05%	-	1,719	3,038	-	-	247	-	-
1.10%	-	62,326	8,679	348	-	5,429	-	166
1.15%	-	548,449	204,269	3,547	-	20,582	-	889
1.20%	-	5,236	-	-	-	71	-	-
1.25%	-	43,803	11,937	355	-	3,907	-	1,151
1.30%	-	1,024,040	1,117,667	32,454	26,565	-	13,254	-
1.35%	-	165,465	81,788	4,510	-	5,654	-	-
1.40%	-	93,440	41,097	4,042	5,558	3,306	6,832	201
1.45%	-	62,320	16,481	63	-	11,911	-	531
1.50%	-	642,060	647,962	46,475	-	7,447	-	206
1.55%	-	473,623	90,760	5,820	-	23,836	-	992
1.60%	-	178,923	189,334	11,142	-	3,630	-	-
1.65%	-	115,061	90,323	4,035	-	1,507	-	-
1.70%	-	18,308	1,996	-	-	1,067	-	216
1.75%	-	1,285,092	648,247	9,616	-	36,627	-	1
1.80%	-	94,157	71,266	3,572	-	2,651	-	-
1.85%	-	222,561	186,038	12,641	-	1,311	-	27
1.90%	-	36,349	20,039	-	-	842	-	-
1.95%	-	490,324	468,721	29,381	-	6,436	-	-
2.00%	-	35,968	23,455	478	-	45	-	-
2.05%	-	73,148	108,798	2,729	-	1,317	-	41
2.10%	-	102,549	38,463	694	-	1,836	-	-
2.15%	-	30,786	15,723	165	-	236	-	-
2.20%	-	111,100	98,036	7,189	-	165	-	-
2.25%	-	4,117	6,319	899	-	305	-	-
2.30%	-	57,995	65,449	2,277	-	1,688	-	-
2.35%	-	23,241	7,159	-	-	143	-	-
2.40%	-	104,355	103,728	2,657	-	-	-	-
2.45%	-	5,661	2,935	252	-	167	-	-
2.50%	-	8,927	15,540	144	-	-	-	-
2.55%	-	8,878	8,044	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	4,117	617	-	-	-	-	-
2.70%	-	382	-	-	-	-	-	-
2.75%	-	121	3,221	-	-	-	-	-
2.80%	-	1,077	353	77	-	-	-	-
2.85%	-	383	5,420	1,144	-	-	-	-
2.90%	-	206	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$951	$6,183,255	$4,445,133	$188,183	$32,128	$146,982	$20,106	$5,633

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2

0.40%	$93	-	-	-	84	-	6,334	39,319
0.60%	951	-	-	-	316	505	244	3,393
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	32	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	12,600
1.15%	-	-	12	45	127	-	90,097	390,331
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,380	-	-	-	199
1.30%	-	44	-	-	1,222	-	3,083,895	13,869,621
1.35%	-	-	-	844	-	-	5,664	44,044
1.40%	-	275	-	-	560	-	-	614
1.45%	-	-	-	-	6,337	-	2,017	-
1.50%	-	-	20	-	2,438	-	425,091	1,942,329
1.55%	-	-	-	-	250	-	1,168	20,791
1.60%	-	-	-	-	1,738	-	7,045	41,916
1.65%	-	-	-	-	-	-	56,204	280,388
1.70%	-	-	-	-	-	-	-	-
1.75%	807	-	-	-	551	-	218,303	2,725,237
1.80%	-	-	-	-	156	-	47,398	147,211
1.85%	-	-	-	-	721	-	131,709	948,409
1.90%	-	-	-	-	-	-	-	12,701
1.95%	1,087	-	-	-	3,167	-	204,155	2,550,053
2.00%	-	-	-	-	202	-	16,972	61,619
2.05%	-	-	-	-	372	-	24,661	191,066
2.10%	-	-	-	-	-	-	13,040	44,868
2.15%	-	-	-	-	-	-	-	2,613
2.20%	182	-	-	-	-	-	10,029	85,430
2.25%	-	-	-	-	-	-	599	2,269
2.30%	-	-	-	-	-	-	8,613	32,151
2.35%	-	-	-	-	-	-	-	-
2.40%	599	-	-	-	394	-	42,987	341,309
2.45%	-	-	-	-	-	-	1,341	32,522
2.50%	-	-	-	-	-	-	10,317	152,963
2.55%	109	-	-	-	-	-	-	4,494
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	828	642
2.80%	-	-	-	-	-	-	1,637	800
2.85%	-	-	-	-	-	-	-	16,255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,828	$319	$32	$2,269	$18,667	$505	$4,410,348	$23,998,157

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.40%	$-	4,487	64,509	29,864	10,111	12,653	31,495	208
0.60%	-	2,436	15,965	3,413	7,425	6,411	14,093	-
0.65%	-	1,629	28,028	6,140	916	828	6,985	-
0.75%	-	4,076	39,337	8,319	3,170	1,685	11,114	524
0.80%	2,562	-	1,694	439	2,992	2,571	298	1,010
0.85%	-	3,920	65,960	8,863	6,474	13,630	9,806	1,272
0.95%	-	2,682	1,695	4,725	2,774	4,438	3,417	3,870
1.05%	-	4,976	2,922	1,108	2,887	2,930	1,691	1,429
1.10%	-	32,584	1,831,748	382,868	33,433	62,356	387,130	3,092
1.15%	-	307,816	7,807,707	2,563,162	270,460	432,731	2,645,537	82,684
1.20%	-	817	12,816	6,886	1,367	2,132	6,961	857
1.25%	-	40,475	551,587	97,162	27,593	33,673	98,713	13,258
1.30%	404,200	453,671	32,212,902	21,059,881	1,154,362	1,848,187	19,634,477	125,793
1.35%	-	129,835	1,931,905	499,663	163,427	322,382	644,981	28,903
1.40%	149,341	13,177	308,806	42,340	44,835	73,702	63,613	36,957
1.45%	-	46,857	488,698	136,127	23,749	59,212	160,295	29,568
1.50%	-	279,658	8,806,331	3,249,235	770,738	1,520,712	4,421,592	117,242
1.55%	-	225,264	4,747,335	1,238,393	170,123	323,830	1,350,401	69,507
1.60%	-	68,409	961,416	109,885	243,342	421,094	489,749	87,234
1.65%	-	49,780	1,339,617	444,296	95,253	196,325	585,325	23,878
1.70%	-	8,529	209,505	34,746	8,637	11,565	46,740	5,182
1.75%	-	442,127	19,244,325	6,055,000	736,817	1,253,455	6,849,174	103,322
1.80%	-	29,792	713,163	248,516	98,044	181,495	362,783	30,782
1.85%	-	93,601	3,883,868	2,168,891	142,291	303,556	2,266,768	53,427
1.90%	-	8,871	198,532	90,090	12,396	6,401	95,551	1,700
1.95%	-	205,620	6,398,676	1,785,302	662,219	1,324,294	2,770,180	72,261
2.00%	-	9,332	457,260	172,258	21,510	49,108	206,938	4,549
2.05%	-	50,696	935,738	526,004	48,568	123,952	539,408	14,876
2.10%	-	27,871	700,500	194,053	50,752	77,026	215,657	8,768
2.15%	-	3,717	221,097	111,255	11,007	31,758	125,242	1,516
2.20%	-	38,053	1,483,773	378,052	83,441	185,043	509,498	33,006
2.25%	-	1,911	78,091	30,708	5,374	6,511	34,565	2,038
2.30%	-	31,331	619,345	241,906	56,310	84,868	304,083	17,741
2.35%	-	2,694	290,718	232,276	5,868	6,498	243,852	1,005
2.40%	-	20,893	830,006	265,667	89,928	169,994	381,693	14,002
2.45%	-	1,758	83,069	21,752	7,459	28,838	42,608	399
2.50%	-	6,786	512,085	324,859	14,995	41,147	357,836	855
2.55%	-	2,922	160,128	20,373	11,156	16,462	28,902	735
2.60%	-	-	13,330	13,448	-	721	14,372	-
2.65%	-	568	101,223	57,832	1,357	583	64,912	-
2.70%	-	-	15,465	10,382	51	73	10,423	-
2.75%	-	10,818	73,449	2,840	4,045	3,516	4,535	-
2.80%	-	-	3,883	3,879	1,920	2,246	6,101	-
2.85%	-	2,411	18,703	17,744	3,038	2,303	19,783	-
2.90%	-	-	3,404	3,401	-	-	3,533	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	1,874	1,872	-	-	1,945	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$556,103	$2,672,850	$98,472,188	$42,905,875	$5,112,614	$9,252,895	$46,074,755	$993,450

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2

0.40%	$1,224	-	1,397	322	-	1,981	-	529
0.60%	2,140	-	1,533	-	-	2,498	-	74
0.65%	-	-	-	47	-	119	-	1,581
0.75%	-	1,014	-	1,550	-	1,306	-	5,539
0.80%	1,133	-	810	-	4,062	-	208	-
0.85%	-	5,037	-	2,020	-	1,417	-	9,265
0.95%	-	1,522	-	14	-	167	-	-
1.05%	-	774	-	-	-	106	-	459
1.10%	-	1,810	-	7,161	-	7,698	-	30,008
1.15%	-	66,741	-	51,363	-	36,027	-	257,768
1.20%	-	578	-	-	-	227	-	3,889
1.25%	-	6,991	-	1,441	-	5,551	-	13,827
1.30%	98,113	95,967	140,267	123,354	665,821	143,097	25,079	200,798
1.35%	-	30,657	-	15,086	-	14,429	-	46,811
1.40%	20,292	3,929	83,891	4,419	349,930	2,213	4,090	28,218
1.45%	-	9,483	-	23,729	-	2,078	-	25,158
1.50%	-	176,178	-	128,106	-	106,086	-	79,158
1.55%	-	51,737	-	37,179	-	42,206	-	274,166
1.60%	-	52,130	-	24,568	-	20,166	-	33,031
1.65%	-	27,547	-	16,904	-	8,129	-	27,249
1.70%	-	3,024	-	263	-	92	-	3,446
1.75%	-	112,507	-	110,198	-	90,266	-	423,200
1.80%	-	21,918	-	10,784	-	10,838	-	6,779
1.85%	-	17,681	-	16,748	-	19,978	-	26,663
1.90%	-	687	-	1,261	-	87	-	4,042
1.95%	-	119,868	-	94,739	-	71,428	-	92,361
2.00%	-	5,271	-	6,004	-	2,490	-	10,423
2.05%	-	31,864	-	15,048	-	8,066	-	7,370
2.10%	-	17,803	-	5,458	-	3,453	-	32,876
2.15%	-	4,320	-	1,587	-	4,270	-	8,413
2.20%	-	37,731	-	14,384	-	11,744	-	12,376
2.25%	-	678	-	471	-	-	-	1,821
2.30%	-	13,057	-	12,250	-	13,597	-	11,588
2.35%	-	2,929	-	897	-	1,733	-	14,638
2.40%	-	12,706	-	15,774	-	4,747	-	11,348
2.45%	-	1,167	-	334	-	2,409	-	73
2.50%	-	2,210	-	663	-	1,782	-	2,569
2.55%	-	10,547	-	1,507	-	2,152	-	1,620
2.60%	-	-	-	-	-	-	-	-
2.65%	-	614	-	2,104	-	-	-	345
2.70%	-	-	-	-	-	-	-	334
2.75%	-	865	-	1,406	-	888	-	-
2.80%	-	249	-	89	-	-	-	-
2.85%	-	-	-	-	-	929	-	-
2.90%	-	-	-	-	-	-	-	184
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$122,902	$949,791	$227,898	$749,232	$1,019,813	$646,450	$29,377	$1,709,997

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1

0.40%	$8	4,895	12,449	2,389	9,746	1,494	3,255	-
0.60%	4	341	1,994	-	2,236	217	91	-
0.65%	181	8,550	34,953	4,559	17,009	-	3,354	-
0.75%	1,489	23,117	36,041	11,356	64,957	21,970	13,951	-
0.80%	303	49	20	-	885	104	-	74
0.85%	1,300	49,730	86,638	10,223	81,342	6,206	18,719	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	2,041	914,811	1,062,115	258,440	1,299,996	111,500	271,784	-
1.15%	64,510	1,822,891	4,121,727	783,971	3,293,370	800,609	932,030	-
1.20%	-	10,437	17,839	8,093	44,514	-	1,929	-
1.25%	4,564	155,145	280,117	71,005	239,224	35,406	64,753	-
1.30%	101,630	13,157,279	9,941,046	3,031,894	10,474,955	239,325	3,845,152	31,136
1.35%	10,863	399,297	1,021,966	142,178	925,150	211,977	251,506	-
1.40%	3,659	34,283	14,728	30,519	80,561	27,512	53,723	12,633
1.45%	2,182	122,273	270,849	51,899	228,318	52,893	69,332	-
1.50%	211,687	2,771,159	2,997,046	756,183	3,329,764	470,189	924,267	-
1.55%	50,270	1,138,624	2,146,950	562,083	1,923,840	817,765	691,141	-
1.60%	33,287	202,313	139,389	114,177	505,578	81,980	88,993	-
1.65%	26,979	376,651	438,597	119,455	508,831	72,972	116,462	-
1.70%	927	23,166	56,060	16,006	68,988	23,475	27,876	-
1.75%	209,148	5,952,977	10,690,886	2,167,499	9,377,921	1,143,685	2,268,448	-
1.80%	35,294	100,481	148,957	57,922	161,484	27,650	58,489	-
1.85%	6,335	1,277,610	1,089,527	460,356	1,125,968	84,876	498,211	-
1.90%	4,184	72,842	98,975	27,842	119,941	85,583	43,411	-
1.95%	250,076	1,573,451	2,586,526	467,508	2,189,884	497,853	659,802	-
2.00%	9,645	87,879	187,857	55,953	254,977	38,023	58,111	-
2.05%	30,179	412,935	340,164	164,969	283,042	41,929	96,534	-
2.10%	4,632	163,389	381,322	32,342	353,294	45,341	63,605	-
2.15%	5,958	95,350	74,112	29,139	179,808	14,000	26,792	-
2.20%	55,720	365,385	636,005	153,545	817,677	131,024	165,497	-
2.25%	258	22,565	4,301	3,464	31,965	9,982	31,341	-
2.30%	36,391	189,858	377,853	104,199	306,723	126,219	103,724	-
2.35%	831	116,024	7,568	54,236	196,494	16,099	47,004	-
2.40%	20,853	95,907	72,777	27,072	107,078	115,246	31,855	-
2.45%	3,683	8,779	6,440	320	15,196	582	16,464	-
2.50%	31,013	266,635	85,333	44,877	113,948	64,515	47,704	-
2.55%	-	16,396	35,626	13,576	43,950	191	4,980	-
2.60%	-	1,338	-	-	11,050	-	-	-
2.65%	-	17,047	9,662	9,308	23,633	-	2,646	-
2.70%	38,878	37,443	-	519	10,689	-	272	-
2.75%	-	1,096	4,550	-	88	839	4,288	-
2.80%	-	20	-	-	691	449	-	-
2.85%	-	5,039	-	3,651	7,193	-	7,081	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	4,666	-	1,671	-	1,618	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	557	-	-
3.10%	-	749	-	-	1,660	-	-	-
3.40%	-	-	-	-	1,888	-	-	-

Totals	$1,258,962	$32,096,206	$39,523,631	$9,852,727	$38,837,177	$5,420,237	$11,616,195	$43,843

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA

0.40%	$640	4,163	-	-	171	1,899	104	169
0.60%	-	694	-	-	431	9,338	-	289
0.65%	2,279	912	-	1,246	2,023	-	530	-
0.75%	6,910	1,027	-	2,760	7,798	-	603	1,967
0.80%	-	203	29,341	-	2,334	-	167	4,671
0.85%	8,179	798	-	8,039	7,443	-	5,869	303
0.95%	276	107	-	3,121	4,745	-	397	1,097
1.05%	1,143	74	-	2,145	7,917	-	1,015	2,768
1.10%	28,003	9,382	-	28,774	35,994	-	31,512	7,512
1.15%	141,920	61,199	-	266,317	360,731	-	47,392	296,267
1.20%	2,703	-	-	4,137	3,835	-	116	4,045
1.25%	13,289	8,091	-	16,250	26,037	-	2,293	57,164
1.30%	273,367	299,820	1,247,886	131,106	611,947	-	294,631	190,832
1.35%	31,650	16,143	-	57,579	73,449	-	19,847	99,595
1.40%	16,479	9,214	398,466	29,046	206,713	-	12,886	62,063
1.45%	21,325	1,724	-	29,714	37,284	-	6,487	25,770
1.50%	112,952	136,568	-	78,660	116,799	-	329,198	315,663
1.55%	152,659	47,105	-	290,601	332,481	-	24,260	182,954
1.60%	52,440	28,701	-	13,169	50,911	-	28,819	122,287
1.65%	36,929	11,993	-	25,740	33,539	-	23,098	72,685
1.70%	2,715	1,714	-	3,620	6,353	-	590	21,230
1.75%	268,689	198,059	-	411,487	489,631	-	130,914	459,030
1.80%	15,888	10,053	-	16,022	24,793	-	23,202	46,516
1.85%	35,894	43,876	-	20,652	42,137	-	26,289	47,417
1.90%	936	2,916	-	6,271	5,605	-	649	69,781
1.95%	118,728	88,705	-	67,429	135,167	-	233,716	375,357
2.00%	7,226	4,451	-	7,878	10,609	-	5,137	1,391
2.05%	15,004	9,976	-	10,170	15,671	-	9,440	56,926
2.10%	22,315	7,329	-	18,062	18,346	-	7,530	43,508
2.15%	6,711	1,450	-	6,884	10,408	-	407	30,415
2.20%	17,547	13,689	-	12,040	15,197	-	23,005	38,965
2.25%	1,766	67	-	1,795	3,497	-	3,858	15,607
2.30%	5,711	10,366	-	9,382	23,385	-	5,422	58,278
2.35%	15,358	691	-	14,001	20,661	-	278	19,308
2.40%	1,894	4,550	-	7,275	914	-	35,987	16,607
2.45%	247	143	-	75	1,487	-	1,808	2,105
2.50%	5,925	4,670	-	2,775	5,199	-	6,905	70,551
2.55%	1,748	-	-	695	822	-	2,771	361
2.60%	-	-	-	-	416	-	101	6,390
2.65%	1,894	350	-	346	409	-	462	2,002
2.70%	349	-	-	330	635	-	-	35,016
2.75%	-	-	-	-	223	-	-	2,393
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	182	-	-	185	181	-	-	-
2.95%	-	-	-	-	-	-	-	25,292
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,449,870	$1,040,973	$1,675,693	$1,605,778	$2,754,328	$11,237	$1,347,695	$2,892,547

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$7,208	19,173	114	13,179	872	3,558	9,883	15,208
0.60%	678	13,121	649	815	5,334	769	5,308	2,725
0.65%	4,251	49,747	3,828	36,983	3,693	6,260	1,781	4,295
0.75%	29,115	90,512	6,949	54,566	11,419	29,242	2,729	19,601
0.80%	42	371	1,649	4,630	5,996	1,394	2,381	7,142
0.85%	43,318	114,632	10,799	60,525	12,567	26,489	12,468	12,858
0.95%	-	380	-	7,189	9,519	-	2,253	2,842
1.05%	1,716	1,677	618	5,417	855	2,760	784	3,351
1.10%	229,472	371,729	180,523	704,274	197,992	178,734	5,915	86,892
1.15%	1,034,384	1,909,763	752,433	4,242,783	2,599,310	1,166,612	184,130	674,777
1.20%	2,275	1,479	11,318	19,097	21,634	4,588	1,203	5,269
1.25%	67,267	74,624	38,494	297,782	189,799	103,601	20,780	59,047
1.30%	11,260,425	6,776,638	3,087,513	7,783,762	464,889	3,464,639	908,267	2,046,305
1.35%	199,981	460,149	118,667	756,954	578,004	233,036	83,761	161,469
1.40%	37,594	15,161	73,242	464,705	310,937	128,714	109,652	464,604
1.45%	37,965	201,312	73,431	267,753	160,059	94,401	37,380	77,982
1.50%	2,079,318	1,644,734	683,388	2,572,077	651,157	770,751	662,655	613,976
1.55%	334,147	869,895	527,109	2,669,913	2,008,713	754,284	110,888	663,382
1.60%	166,904	164,682	276,024	425,784	230,992	172,771	119,147	264,548
1.65%	172,612	285,218	107,110	428,328	108,072	135,301	59,192	114,710
1.70%	14,561	26,637	24,447	105,768	61,586	22,229	9,093	24,253
1.75%	3,491,181	5,673,503	1,842,993	7,436,773	2,046,866	2,450,550	430,110	1,217,531
1.80%	120,324	39,003	95,564	226,484	112,804	78,772	57,750	118,736
1.85%	814,530	693,468	359,638	882,614	96,532	357,880	75,701	411,435
1.90%	55,391	42,311	23,512	217,429	190,537	68,064	5,197	12,998
1.95%	1,155,141	1,362,371	344,835	1,759,875	548,572	487,978	532,051	343,820
2.00%	48,815	63,555	53,753	249,200	44,735	63,578	15,619	17,123
2.05%	186,856	103,075	86,602	205,852	48,924	81,866	57,151	75,610
2.10%	113,218	231,553	32,994	247,534	164,650	90,201	52,130	64,199
2.15%	51,704	40,515	33,524	318,886	26,716	55,591	21,925	22,965
2.20%	282,280	352,987	182,084	397,665	76,561	114,147	60,275	85,041
2.25%	44,279	6,638	11,491	54,545	32,775	52,245	3,848	5,899
2.30%	95,835	169,914	137,611	222,092	114,856	65,332	26,064	56,698
2.35%	110,967	7,075	38,555	434,184	9,215	89,550	2,135	6,374
2.40%	75,104	89,658	23,549	216,735	152,059	18,113	64,648	23,870
2.45%	31,526	27,108	9,751	20,920	6,191	2,773	3,041	7,483
2.50%	217,061	73,591	52,943	143,760	123,150	55,945	19,403	32,414
2.55%	11,229	19,914	11,567	52,873	15,514	31,529	4,883	1,400
2.60%	-	-	-	3,387	-	-	101	-
2.65%	2,998	679	2,651	8,363	2,556	2,649	1,030	606
2.70%	10,140	-	1,120	49,795	4,520	7,671	-	74
2.75%	406	-	949	5,302	13,545	9,091	1,085	649
2.80%	-	-	19	689	-	-	154	-
2.85%	7,448	-	-	-	8,880	1,363	-	-
2.90%	-	-	-	4,761	-	-	-	-
2.95%	7,113	-	-	1,692	-	-	-	-
3.00%	-	-	-	41,110	-	4,278	-	-
3.05%	-	-	-	-	3,079	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$22,656,779	$22,088,552	$9,324,010	$34,124,804	$11,476,636	$11,489,299	$3,783,951	$7,830,161

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$-	696	-	173	-	1,553	-	1,472
0.60%	-	-	-	-	-	683	-	578
0.65%	-	1,332	-	583	-	965	-	573
0.75%	-	3,225	-	2,963	-	4,462	-	5,533
0.80%	1,336	-	169	-	2,566	-	70	28
0.85%	-	8,273	-	4,477	-	2,970	-	1,113
0.95%	-	360	-	1,056	-	3,766	-	1,701
1.05%	-	1,175	-	577	-	2,960	-	-
1.10%	-	25,699	-	18,948	-	17,026	-	7,166
1.15%	-	235,112	-	96,333	-	198,929	-	72,829
1.20%	-	4,343	-	1,009	-	2,834	-	1,677
1.25%	-	14,272	-	7,121	-	25,916	-	10,133
1.30%	214,951	132,816	23,947	149,144	93,803	218,556	32,023	214,955
1.35%	-	53,807	-	20,029	-	48,154	-	33,273
1.40%	87,445	22,717	13,164	3,714	33,100	14,693	18,712	7,621
1.45%	-	19,277	-	7,861	-	24,644	-	9,415
1.50%	-	87,938	-	79,543	-	222,296	-	219,226
1.55%	-	264,428	-	74,094	-	237,338	-	71,296
1.60%	-	30,585	-	15,874	-	51,025	-	38,314
1.65%	-	24,198	-	14,099	-	35,485	-	30,570
1.70%	-	6,169	-	2,202	-	4,897	-	4,106
1.75%	-	411,831	-	182,104	-	331,748	-	199,335
1.80%	-	7,893	-	5,068	-	51,982	-	37,253
1.85%	-	37,443	-	21,500	-	98,212	-	49,203
1.90%	-	5,084	-	3,606	-	7,631	-	2,250
1.95%	-	90,039	-	81,699	-	142,339	-	120,036
2.00%	-	9,039	-	4,703	-	15,194	-	7,128
2.05%	-	4,975	-	11,774	-	58,757	-	15,366
2.10%	-	14,009	-	9,385	-	25,720	-	13,228
2.15%	-	5,378	-	1,546	-	9,998	-	5,923
2.20%	-	14,178	-	16,459	-	42,473	-	22,715
2.25%	-	1,347	-	1,001	-	2,196	-	266
2.30%	-	8,528	-	7,810	-	25,012	-	16,088
2.35%	-	13,364	-	1,771	-	10,601	-	1,135
2.40%	-	5,647	-	1,671	-	21,234	-	16,314
2.45%	-	822	-	946	-	2,858	-	3,345
2.50%	-	3,417	-	1,353	-	3,859	-	1,297
2.55%	-	1,964	-	448	-	427	-	87
2.60%	-	-	-	-	-	-	-	-
2.65%	-	1,194	-	34	-	2,997	-	2,514
2.70%	-	243	-	40	-	127	-	-
2.75%	-	265	-	311	-	964	-	405
2.80%	-	-	-	-	-	-	-	40
2.85%	-	337	-	1,929	-	515	-	534
2.90%	-	134	-	-	-	68	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$303,732	$1,573,553	$37,280	$854,958	$129,469	$1,974,064	$50,805	$1,246,041

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.40%	$-	928	1,978	154	-	118	582	222
0.60%	-	1,335	1,071	-	-	14	489	-
0.65%	-	659	-	1,112	-	-	-	136
0.75%	-	2,522	-	5,551	-	159	-	1,702
0.80%	5,733	-	-	2,772	2,649	-	1,995	-
0.85%	-	4,386	-	5,027	-	377	-	656
0.95%	-	1,743	-	164	-	758	-	1,992
1.05%	-	2,024	-	331	-	140	-	759
1.10%	-	28,120	-	23,218	-	4,583	-	2,466
1.15%	-	215,530	-	198,833	-	34,766	-	51,531
1.20%	-	3,153	-	2,446	-	52	-	101
1.25%	-	19,466	-	17,559	-	4,723	-	15,092
1.30%	1,989,795	213,906	-	1,745,455	67,113	103,682	285,648	88,163
1.35%	-	80,756	-	56,120	-	14,788	-	23,825
1.40%	381,696	18,305	-	508,197	13,789	2,208	106,006	3,886
1.45%	-	18,772	-	16,165	-	5,446	-	8,516
1.50%	-	167,895	-	166,289	-	96,383	-	83,685
1.55%	-	227,472	-	201,776	-	28,599	-	43,623
1.60%	-	57,536	-	31,791	-	25,202	-	30,153
1.65%	-	54,790	-	39,954	-	14,621	-	13,203
1.70%	-	4,717	-	4,384	-	2,957	-	3,264
1.75%	-	349,387	-	328,810	-	87,809	-	99,039
1.80%	-	25,963	-	12,338	-	8,028	-	10,023
1.85%	-	50,928	-	31,926	-	25,192	-	19,890
1.90%	-	5,344	-	4,221	-	1,608	-	782
1.95%	-	126,908	-	129,730	-	75,814	-	73,677
2.00%	-	11,589	-	8,939	-	2,900	-	6,604
2.05%	-	22,298	-	18,381	-	3,527	-	6,753
2.10%	-	23,066	-	22,021	-	8,846	-	8,125
2.15%	-	8,787	-	9,412	-	1,687	-	2,319
2.20%	-	18,643	-	22,474	-	14,363	-	13,452
2.25%	-	2,110	-	2,389	-	188	-	1,701
2.30%	-	15,826	-	13,981	-	7,448	-	5,481
2.35%	-	10,326	-	8,610	-	299	-	417
2.40%	-	23,417	-	11,135	-	8,649	-	13,855
2.45%	-	976	-	1,125	-	782	-	820
2.50%	-	1,797	-	1,939	-	1,359	-	1,217
2.55%	-	672	-	5,508	-	347	-	2,765
2.60%	-	-	-	-	-	-	-	-
2.65%	-	363	-	2,365	-	66	-	-
2.70%	-	163	-	130	-	-	-	-
2.75%	-	896	-	642	-	323	-	551
2.80%	-	-	-	-	-	433	-	-
2.85%	-	126	-	481	-	190	-	173
2.90%	-	91	-	67	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,377,224	$1,823,691	$3,049	$3,663,922	$83,551	$589,434	$394,720	$640,619

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF

0.40%	$1,069	56	7,795	2,810	447	774	1,702	6,507
0.60%	1,487	-	1,144	615	958	-	244	4,149
0.65%	-	8	1,486	233	-	1,464	2,604	-
0.75%	-	321	6,302	5,540	-	2,924	4,304	-
0.80%	5,045	-	179	1,939	20,553	-	-	-
0.85%	-	1,644	5,095	4,063	-	4,598	7,752	-
0.95%	-	5,317	3,248	647	-	4,537	-	-
1.05%	-	567	684	296	-	6,475	1,158	-
1.10%	-	5,393	33,715	19,841	-	27,203	45,741	-
1.15%	-	93,319	248,847	108,046	-	591,210	338,747	-
1.20%	-	64	229	394	-	2,998	3,760	-
1.25%	-	18,954	16,881	5,488	-	104,911	16,466	-
1.30%	615,321	74,916	995,093	619,421	3,567,686	438,498	625,472	-
1.35%	-	42,589	85,117	33,229	-	224,276	74,352	-
1.40%	276,680	5,286	33,698	26,008	1,504,934	44,435	29,757	-
1.45%	-	19,118	43,518	16,273	-	95,215	24,995	-
1.50%	-	72,610	408,608	243,530	-	456,247	233,235	-
1.55%	-	66,854	168,618	90,157	-	509,703	335,541	-
1.60%	-	23,421	94,165	58,248	-	136,845	29,099	-
1.65%	-	7,476	56,884	29,160	-	67,241	43,080	-
1.70%	-	5,321	6,615	1,866	-	31,479	5,175	-
1.75%	-	86,857	612,746	389,189	-	621,697	671,745	-
1.80%	-	9,960	25,019	19,484	-	60,886	9,758	-
1.85%	-	12,930	225,429	124,885	-	129,222	106,259	-
1.90%	-	5,599	22,658	3,546	-	23,037	6,045	-
1.95%	-	63,304	285,508	165,718	-	282,884	210,598	-
2.00%	-	1,299	25,844	10,308	-	16,756	25,037	-
2.05%	-	13,332	80,401	64,806	-	88,345	25,078	-
2.10%	-	8,803	25,035	29,459	-	39,308	54,634	-
2.15%	-	4,643	6,020	1,702	-	23,246	10,188	-
2.20%	-	7,610	64,186	40,956	-	79,206	44,108	-
2.25%	-	508	3,326	3,582	-	7,339	1,919	-
2.30%	-	5,880	48,284	37,681	-	41,417	34,384	-
2.35%	-	48	4,294	4,061	-	5,338	14,716	-
2.40%	-	3,356	43,218	14,365	-	40,002	15,976	-
2.45%	-	12	3,352	4,189	-	873	1,015	-
2.50%	-	1,039	7,986	33,485	-	12,173	17,369	-
2.55%	-	3,539	3,208	43	-	2,091	3,733	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	100	1,349	2,991	-	1,824	1,120	-
2.70%	-	-	103	103	-	-	845	-
2.75%	-	-	1,982	983	-	1,915	172	-
2.80%	-	-	19	-	-	-	163	-
2.85%	-	180	624	4,153	-	1,671	3,009	-
2.90%	-	-	-	-	-	-	158	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$899,602	$672,233	$3,708,512	$2,223,493	$5,094,578	$4,230,263	$3,081,213	$10,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2

0.40%	$648	-	311	35	109	9,994	3,091	8,736
0.60%	-	-	234	-	36	1,019	39	100
0.65%	682	-	-	-	-	-	-	-
0.75%	1,691	-	1,640	-	-	-	-	-
0.80%	55	4,554	-	-	-	-	-	-
0.85%	4,639	-	1,793	-	-	-	-	-
0.95%	319	-	6,917	-	-	-	-	-
1.05%	1,770	-	944	-	-	-	-	-
1.10%	31,080	-	2,899	-	-	1,827	6,660	5,748
1.15%	219,060	-	123,297	107	4,367	252,673	105,606	219,839
1.20%	1,800	-	508	-	-	-	-	-
1.25%	20,895	-	14,328	-	8	483	-	279
1.30%	1,215,012	387,114	125,201	21,365	35,650	9,913,081	4,673,055	8,888,450
1.35%	59,339	-	49,086	251	10,057	102,830	17,672	18,847
1.40%	24,300	182,465	8,584	2,098	960	1,201	1,252	1,033
1.45%	19,034	-	23,685	1,850	184	7,386	-	1,071
1.50%	409,785	-	233,699	13,061	49,941	1,799,447	831,229	1,091,345
1.55%	208,541	-	82,242	4,410	1,952	35,627	5,125	8,013
1.60%	66,620	-	94,764	41,243	10,984	50,835	43,763	41,835
1.65%	76,168	-	36,047	2,088	10,421	218,282	131,193	169,566
1.70%	11,431	-	2,722	-	-	1,863	-	-
1.75%	429,766	-	137,525	15,249	12,360	2,638,410	1,115,440	2,149,541
1.80%	49,470	-	31,587	8,356	1,573	148,671	69,929	85,402
1.85%	74,630	-	43,227	2,574	7,721	978,818	412,319	731,150
1.90%	11,023	-	2,403	-	-	-	1,486	1,048
1.95%	266,670	-	177,859	38,290	50,622	1,187,974	636,468	933,720
2.00%	14,142	-	7,591	-	-	31,883	13,475	11,207
2.05%	22,115	-	8,788	229	7,166	144,042	93,905	115,720
2.10%	35,017	-	25,436	24,324	-	57,347	12,432	43,841
2.15%	5,044	-	5,212	-	206	33,768	8,986	4,206
2.20%	54,552	-	47,968	144	3,017	180,124	105,229	102,398
2.25%	2,794	-	4,110	-	-	9,997	253	128
2.30%	34,339	-	20,681	-	326	152,482	30,279	73,416
2.35%	7,094	-	1,894	-	-	-	-	-
2.40%	19,233	-	42,160	3,301	5,234	173,267	83,927	134,473
2.45%	4,097	-	1,439	1,109	-	23,818	9,904	10,567
2.50%	11,894	-	4,575	45,648	252	219,169	76,977	79,011
2.55%	3,494	-	3,840	-	111	1,849	672	1,300
2.60%	-	-	-	-	-	-	-	-
2.65%	2,515	-	873	-	-	-	16,183	-
2.70%	1,697	-	-	-	-	-	-	-
2.75%	931	-	746	-	-	698	30	-
2.80%	42	-	171	-	-	-	-	-
2.85%	1,164	-	972	-	-	18,830	19,908	18,614
2.90%	45	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,424,637	$574,133	$1,377,958	$225,732	$213,257	$18,397,695	$8,526,487	$14,950,604

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG	AMMCGS

0.40%	$3,565	3,843	25,621	4,095	25	-	-	-
0.60%	-	3,698	31,456	729	-	-	-	-
0.65%	-	-	-	-	966	-	-	-
0.75%	-	-	-	-	3,715	-	-	-
0.80%	-	-	-	-	284	-	-	284
0.85%	-	-	-	-	4,309	-	-	-
0.95%	-	-	-	-	3,523	-	-	1,078
1.05%	-	-	-	-	732	-	-	33
1.10%	211	725	8,657	-	24,771	-	-	488
1.15%	78,787	22,396	138,647	35,656	167,530	145	-	5,824
1.20%	-	-	-	-	2,760	-	-	96
1.25%	327	218	4,975	-	8,955	640	-	1,921
1.30%	3,797,863	326,059	1,940,823	2,242,209	170,988	-	105	4,896
1.35%	10,673	28,388	149,296	5,146	28,051	-	-	1,170
1.40%	383	5,574	53,902	479	73,528	-	92	3,539
1.45%	-	1,121	13,479	-	24,651	-	-	3,044
1.50%	560,203	416,704	2,855,035	359,585	29,871	71	-	1,915
1.55%	2,153	8,866	94,271	774	150,899	103	-	7,674
1.60%	40,588	56,525	386,196	6,103	10,182	41	-	515
1.65%	79,936	36,214	279,570	55,226	22,952	222	-	-
1.70%	-	1,463	4,628	-	4,917	-	-	106
1.75%	1,002,062	116,247	742,170	244,631	256,184	229	-	4,269
1.80%	55,417	27,340	196,916	25,660	19,085	348	-	530
1.85%	352,240	33,402	294,863	103,691	15,535	69	-	134
1.90%	2,022	1,531	9,746	-	4,633	-	-	-
1.95%	429,481	280,774	2,235,721	165,122	39,399	-	-	725
2.00%	16,570	7,932	43,054	1,754	6,508	-	-	11
2.05%	43,524	6,683	129,837	16,199	4,016	-	-	-
2.10%	8,153	19,634	66,017	7,737	8,581	-	-	339
2.15%	3,961	1,031	17,639	882	8,639	509	-	209
2.20%	39,099	26,834	126,399	5,855	14,870	-	-	3,106
2.25%	94	5,170	79,177	141	2,463	306	-	-
2.30%	13,984	14,224	110,625	8,213	11,300	-	-	3,222
2.35%	-	172	2,984	-	13,124	-	-	-
2.40%	46,573	34,886	311,648	13,479	-	-	-	739
2.45%	487	2,375	22,420	2,451	63	-	-	-
2.50%	90,432	6,843	91,997	32,188	2,325	-	-	135
2.55%	1,826	285	73,500	-	398	-	-	-
2.60%	-	399	663	-	-	-	-	-
2.65%	-	669	2,422	-	323	-	-	-
2.70%	-	-	-	-	593	-	-	-
2.75%	46	1,096	116,301	-	-	-	-	-
2.80%	-	1,073	5,746	-	-	-	-	-
2.85%	19,156	-	1,005	422	-	-	-	-
2.90%	-	-	-	-	159	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,699,816	$1,500,394	$10,667,406	$3,338,427	$1,141,807	$2,683	$197	$46,002

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG

0.40%	$-	-	-	-	-	1,872	-	4,038
0.60%	-	-	-	-	-	1,355	-	1,943
0.65%	-	-	-	-	-	-	80	-
0.75%	-	-	-	-	-	-	3,079	-
0.80%	-	179	-	509	311	2,679	-	-
0.85%	-	-	-	-	-	-	3,788	-
0.95%	-	12,399	-	-	-	-	12,169	-
1.05%	-	641	-	-	-	-	6,618	-
1.10%	-	2,996	430	-	-	-	4,672	-
1.15%	-	49,753	17,979	-	-	-	189,512	-
1.20%	-	-	-	-	-	-	1,786	-
1.25%	-	4,131	1,265	-	-	-	45,143	-
1.30%	-	46,073	257,468	237,349	148,876	1,342,959	293,019	-
1.35%	-	12,403	6,669	-	-	-	100,601	-
1.40%	199	12,647	578	109,707	84,905	570,759	10,869	-
1.45%	-	8,202	1,902	-	-	-	40,379	-
1.50%	-	9,366	186,137	-	-	-	316,642	-
1.55%	-	23,120	10,887	-	-	-	110,254	-
1.60%	-	605	12,517	-	-	-	79,596	-
1.65%	-	257	19,869	-	-	-	21,312	-
1.70%	-	12,278	615	-	-	-	5,465	-
1.75%	-	22,930	75,379	-	-	-	193,676	-
1.80%	-	2,763	8,429	-	-	-	51,911	-
1.85%	-	1,604	49,906	-	-	-	35,047	-
1.90%	-	6,968	294	-	-	-	3,800	-
1.95%	-	1,939	173,253	-	-	-	174,836	-
2.00%	-	155	2,151	-	-	-	2,328	-
2.05%	-	2,962	17,121	-	-	-	29,783	-
2.10%	-	1,096	6,130	-	-	-	26,563	-
2.15%	-	817	677	-	-	-	2,905	-
2.20%	-	1,333	10,802	-	-	-	54,759	-
2.25%	-	-	955	-	-	-	907	-
2.30%	-	2,261	15,435	-	-	-	24,215	-
2.35%	-	8	818	-	-	-	709	-
2.40%	-	-	18,424	-	-	-	45,259	-
2.45%	-	-	-	-	-	-	2,895	-
2.50%	-	-	6,359	-	-	-	9,562	-
2.55%	-	-	943	-	-	-	15,824	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	356	-	-	-	1,398	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	1,502	-
2.80%	-	-	-	-	-	-	136	-
2.85%	-	-	374	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$199	$239,886	$904,122	$347,565	$234,092	$1,919,624	$1,922,999	$5,981

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVIV

0.40%	$2,226	2,396	-	573	-	-	-	5
0.60%	701	-	-	-	-	-	-	-
0.65%	-	2,401	-	582	-	-	-	-
0.75%	-	4,608	-	1,736	-	-	62	-
0.80%	416	-	613	-	664	346	-	-
0.85%	-	8,345	-	2,289	-	-	615	-
0.95%	-	1,384	-	2,724	-	-	609	-
1.05%	-	810	-	3,693	-	-	1,209	-
1.10%	-	40,459	-	7,828	-	-	268	-
1.15%	-	354,463	-	114,370	-	-	16,543	-
1.20%	-	4,250	-	62	-	-	155	-
1.25%	-	29,871	-	6,855	-	-	1,817	-
1.30%	112,138	358,946	66,676	287,211	117,787	13,326	-	-
1.35%	-	95,743	-	53,902	-	-	7,470	-
1.40%	34,552	31,140	25,150	7,021	23,986	7,857	2,859	-
1.45%	-	35,465	-	16,061	-	-	8,331	-
1.50%	-	248,115	-	258,105	-	-	4,877	-
1.55%	-	360,566	-	102,838	-	-	16,097	-
1.60%	-	67,617	-	45,448	-	-	21,059	-
1.65%	-	48,080	-	28,087	-	-	1,656	-
1.70%	-	7,387	-	2,852	-	-	466	-
1.75%	-	669,176	-	240,469	-	-	8,949	-
1.80%	-	22,784	-	28,437	-	-	7,116	-
1.85%	-	124,836	-	47,537	-	-	359	-
1.90%	-	12,274	-	3,382	-	-	2,161	-
1.95%	-	227,596	-	191,214	-	-	1,653	-
2.00%	-	17,198	-	6,650	-	-	517	-
2.05%	-	23,758	-	28,137	-	-	65	-
2.10%	-	32,009	-	36,526	-	-	83	-
2.15%	-	6,521	-	4,362	-	-	276	-
2.20%	-	34,807	-	30,238	-	-	1,344	-
2.25%	-	3,529	-	2,235	-	-	867	-
2.30%	-	27,612	-	28,384	-	-	-	-
2.35%	-	15,684	-	467	-	-	432	-
2.40%	-	43,428	-	26,541	-	-	-	-
2.45%	-	2,311	-	1,389	-	-	-	-
2.50%	-	10,604	-	4,198	-	-	-	-
2.55%	-	6,589	-	4,561	-	-	-	-
2.60%	-	-	-	351	-	-	-	-
2.65%	-	368	-	3,942	-	-	-	-
2.70%	-	327	-	-	-	-	-	-
2.75%	-	1,336	-	-	-	-	-	-
2.80%	-	372	-	-	-	-	-	-
2.85%	-	1,384	-	409	-	-	-	-
2.90%	-	183	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$150,033	$2,986,732	$92,439	$1,631,666	$142,437	$21,529	$107,915	$5

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PMUBA

0.40%	$1,821	879	5,911	11,640	407	204	635	26
0.60%	1,134	673	2,004	4,389	145	1,130	142	86
0.65%	-	-	4,177	5,430	-	-	-	-
0.75%	3,192	762	14,413	11,709	-	-	-	-
0.80%	-	6	174	-	-	-	-	-
0.85%	40	1,380	27,303	16,466	-	-	-	-
0.95%	-	-	3,931	2,539	-	-	-	-
1.05%	-	194	5,390	3,895	-	-	-	-
1.10%	397	1,577	45,723	3,254	-	1,164	-	-
1.15%	27,645	10,640	374,390	201,610	-	6,377	-	-
1.20%	-	-	1,603	15	-	-	-	-
1.25%	167	3,830	22,227	4,225	-	643	-	-
1.30%	74,921	39,498	1,970,343	1,648,390	-	33,319	-	-
1.35%	10,647	7,650	96,244	82,118	-	2,931	-	-
1.40%	4,890	4,284	45,451	28,998	-	-	-	-
1.45%	1,745	7,110	40,405	23,191	-	582	-	-
1.50%	141,222	40,188	547,564	650,313	-	48,554	-	-
1.55%	9,678	10,148	280,189	67,729	-	1,330	-	-
1.60%	75,878	24,279	137,037	281,900	-	13,207	-	-
1.65%	24,272	6,594	78,154	79,180	-	7,972	-	-
1.70%	1,697	376	5,787	1,546	-	-	-	-
1.75%	134,639	44,490	1,129,790	985,971	-	13,206	-	-
1.80%	26,173	4,900	46,092	75,920	-	4,997	-	-
1.85%	5,850	9,161	327,890	269,625	-	3,213	-	-
1.90%	-	-	11,363	4,024	-	-	-	-
1.95%	96,652	23,323	450,979	480,191	-	38,765	-	-
2.00%	5,124	1,454	30,165	12,559	-	1,034	-	-
2.05%	10,981	6,713	64,760	95,423	-	395	-	-
2.10%	15,656	2,532	56,028	60,307	-	397	-	-
2.15%	1,712	4,171	17,606	26,375	-	920	-	-
2.20%	29,888	11,632	97,380	128,673	-	1,285	-	-
2.25%	1,575	454	6,004	3,229	-	302	-	-
2.30%	4,018	8,847	80,504	97,919	-	881	-	-
2.35%	-	-	14,771	8,056	-	-	-	-
2.40%	10,332	4,121	36,230	62,735	-	9,070	-	-
2.45%	573	316	11,364	7,988	-	127	-	-
2.50%	4,818	1,872	18,858	28,769	-	113	-	-
2.55%	2,953	1,392	11,979	9,868	-	-	-	-
2.60%	-	-	-	436	-	-	-	-
2.65%	-	-	2,747	1,541	-	-	-	-
2.70%	-	-	327	608	-	-	-	-
2.75%	1,895	392	1,320	1,358	-	-	-	-
2.80%	-	-	242	4,591	-	-	-	-
2.85%	-	-	-	510	-	-	-	-
2.90%	-	-	68	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$732,185	$285,838	$6,124,887	$5,495,213	$552	$192,118	$777	$112

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS	PVEIB

0.40%	$2,736	1,263	647	2,654	95	16	-	-
0.60%	341	106	243	113	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	128
1.05%	-	-	-	-	-	-	-	219
1.10%	4,302	-	-	-	-	-	-	280
1.15%	19,649	-	-	-	883	-	-	7,992
1.20%	-	-	-	-	-	-	-	-
1.25%	1,039	-	-	-	-	-	-	1,153
1.30%	230,423	-	-	-	26,230	-	2	-
1.35%	4,705	-	-	-	440	-	-	1,186
1.40%	13,882	-	-	-	84	-	-	486
1.45%	1,014	-	-	-	27	-	-	2,130
1.50%	60,224	-	-	-	47,168	-	1,691	818
1.55%	9,432	-	-	-	76	-	-	9,577
1.60%	7,325	-	-	-	10,263	-	-	1,954
1.65%	9,479	-	-	-	4,506	-	-	-
1.70%	-	-	-	-	-	-	-	292
1.75%	58,437	-	-	-	28,833	-	-	3,829
1.80%	7,778	-	-	-	2,243	-	96	2,243
1.85%	21,437	-	-	-	10,661	-	11	470
1.90%	-	-	-	-	-	-	-	325
1.95%	42,620	-	-	-	28,829	-	19	385
2.00%	1,340	-	-	-	-	-	-	41
2.05%	3,814	-	-	-	4,637	-	-	-
2.10%	5,296	-	-	-	2,966	-	-	436
2.15%	988	-	-	-	149	-	-	-
2.20%	4,179	-	-	-	4,319	-	-	-
2.25%	144	-	-	-	737	-	-	-
2.30%	83	-	-	-	374	-	-	-
2.35%	740	-	-	-	-	-	-	-
2.40%	25,868	-	-	-	1,034	-	-	-
2.45%	-	-	-	-	35	-	-	-
2.50%	958	-	-	-	133	-	-	-
2.55%	399	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	7,243	-	-	-	377	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$545,875	$1,369	$890	$2,767	$175,099	$16	$1,819	$33,944

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	-	1,341	13	717	3,127	207	-
0.60%	-	-	95	-	847	3,754	1,222	-
0.65%	-	-	-	-	-	561	-	-
0.75%	-	-	-	-	-	10,195	2,105	-
0.80%	-	-	-	-	-	1,439	37	47
0.85%	-	-	-	-	-	10,958	579	-
0.95%	844	-	-	-	-	10,206	335	-
1.05%	-	-	-	-	-	4,235	979	-
1.10%	923	-	-	-	3	8,548	549	-
1.15%	7,010	4,157	-	-	5,102	190,919	21,337	-
1.20%	-	-	-	-	-	-	-	-
1.25%	3,101	195	-	-	26	14,788	824	-
1.30%	-	19,452	-	-	36,131	767,208	107,592	56,847
1.35%	398	1,493	-	-	5,221	84,943	11,826	-
1.40%	943	244	-	-	564	119,066	8,858	36,175
1.45%	1,148	366	-	-	169	12,071	646	-
1.50%	184	31,652	-	-	50,113	700,029	78,698	-
1.55%	3,934	1,640	-	-	2,412	114,050	6,545	-
1.60%	6,724	144	-	-	16,036	203,489	31,359	-
1.65%	-	919	-	-	6,544	160,660	17,257	-
1.70%	204	-	-	-	-	34,804	358	-
1.75%	1,391	15,564	-	-	23,636	423,150	44,278	-
1.80%	4,027	5,724	-	-	6,235	102,218	12,435	-
1.85%	169	2,245	-	-	4,065	171,428	19,287	-
1.90%	453	-	-	-	-	9,303	-	-
1.95%	1,097	12,837	-	-	58,228	578,520	71,638	-
2.00%	128	77	-	-	5,772	20,874	3,813	-
2.05%	-	721	-	-	3,061	75,594	4,243	-
2.10%	-	1,098	-	-	3,487	77,608	5,054	-
2.15%	999	192	-	-	1,174	10,095	1,021	-
2.20%	12	1,615	-	-	9,706	61,587	17,261	-
2.25%	-	-	-	-	1,432	5,371	421	-
2.30%	-	-	-	-	2,784	49,757	7,644	-
2.35%	-	110	-	-	-	3,220	-	-
2.40%	-	904	-	-	10,283	124,316	12,054	-
2.45%	292	-	-	-	780	4,597	447	-
2.50%	-	1,680	-	-	939	25,584	3,412	-
2.55%	-	111	-	-	406	28,481	2,223	-
2.60%	-	-	-	-	-	361	-	-
2.65%	-	-	-	-	-	5,789	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	20,971	22	-
2.80%	-	-	-	-	-	2,026	-	-
2.85%	-	1,579	-	-	-	4,449	289	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$33,981	$104,719	$1,436	$13	$255,873	$4,260,349	$496,855	$93,069

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG	WRHIP

0.40%	$-	-	31,629	6,737	14,417	912	3	768
0.60%	-	-	9,450	978	12,025	3,019	-	2,925
0.65%	-	-	-	-	-	17	-	685
0.75%	-	22	-	-	-	2,656	-	1,768
0.80%	1,484	1,000	-	-	-	875	-	-
0.85%	-	26	-	-	-	168	-	661
0.95%	-	-	-	-	-	158	-	-
1.05%	-	7	-	-	-	510	-	-
1.10%	-	565	-	-	-	4,506	-	765
1.15%	-	3,044	-	-	-	51,441	-	34,993
1.20%	-	-	-	-	-	-	-	11
1.25%	-	573	-	-	-	11,951	-	2,815
1.30%	166,914	132,059	-	-	-	281,710	-	203,113
1.35%	-	1,994	-	-	-	43,110	-	22,645
1.40%	67,387	35,398	-	-	-	13,664	-	13,308
1.45%	-	174	-	-	-	6,682	-	4,558
1.50%	-	8,474	-	-	-	480,146	-	208,669
1.55%	-	4,157	-	-	-	68,765	-	22,722
1.60%	-	2,709	-	-	-	276,154	-	189,316
1.65%	-	1,433	-	-	-	55,066	-	36,873
1.70%	-	24	-	-	-	3,202	-	492
1.75%	-	3,784	-	-	-	426,977	-	151,405
1.80%	-	1,949	-	-	-	79,862	-	60,144
1.85%	-	1,782	-	-	-	43,839	-	89,874
1.90%	-	-	-	-	-	964	-	13,459
1.95%	-	1,405	-	-	-	470,173	-	178,211
2.00%	-	112	-	-	-	50,350	-	5,520
2.05%	-	53	-	-	-	30,741	-	47,440
2.10%	-	89	-	-	-	38,189	-	13,757
2.15%	-	509	-	-	-	26,833	-	4,330
2.20%	-	10,514	-	-	-	143,031	-	62,588
2.25%	-	-	-	-	-	15,366	-	3,354
2.30%	-	1,727	-	-	-	37,958	-	19,580
2.35%	-	945	-	-	-	-	-	-
2.40%	-	25	-	-	-	101,415	-	57,340
2.45%	-	269	-	-	-	7,209	-	4,771
2.50%	-	-	-	-	-	11,056	-	4,996
2.55%	-	-	-	-	-	13,966	-	5,374
2.60%	-	-	-	-	-	-	-	484
2.65%	-	-	-	-	-	7,757	-	5,553
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,939	-	827
2.80%	-	-	-	-	-	-	-	467
2.85%	-	-	-	-	-	1,427	-	652
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$235,785	$214,822	$41,079	$7,715	$26,442	$2,814,764	$3	$1,477,213

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$2,943	41	5,846	102,781	194,961	22,503	-	-
0.60%	2,734	53	353	3,916	350	185	-	-
0.65%	119	-	-	-	-	-	-	-
0.75%	438	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,071	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	512	-	-	-	-	-	-	-
1.15%	30,738	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,295	-	-	-	-	-	-	-
1.30%	310,104	-	-	-	-	-	-	3,614
1.35%	40,591	-	-	-	-	-	-	-
1.40%	7,003	-	-	-	-	-	623	33
1.45%	1,892	-	-	-	-	-	-	-
1.50%	260,383	-	-	-	-	-	-	-
1.55%	13,241	-	-	-	-	-	-	-
1.60%	114,226	-	-	-	-	-	-	-
1.65%	34,070	-	-	-	-	-	-	-
1.70%	1,673	-	-	-	-	-	-	-
1.75%	210,987	-	-	-	-	-	-	-
1.80%	44,625	-	-	-	-	-	-	-
1.85%	81,002	-	-	-	-	-	-	-
1.90%	2,820	-	-	-	-	-	-	-
1.95%	196,585	-	-	-	-	-	-	-
2.00%	8,090	-	-	-	-	-	-	-
2.05%	50,403	-	-	-	-	-	-	-
2.10%	10,163	-	-	-	-	-	-	-
2.15%	2,348	-	-	-	-	-	-	-
2.20%	35,972	-	-	-	-	-	-	-
2.25%	4,864	-	-	-	-	-	-	-
2.30%	42,704	-	-	-	-	-	-	-
2.35%	5,547	-	-	-	-	-	-	-
2.40%	29,504	-	-	-	-	-	-	-
2.45%	2,144	-	-	-	-	-	-	-
2.50%	7,855	-	-	-	-	-	-	-
2.55%	4,007	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	2,832	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,852	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,567,337	$94	$6,199	$106,697	$195,311	$22,688	$623	$3,647

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WFVSCG	WFVOG2

0.40%	$1,576	-
0.60%	2,533	-
0.65%	178	-
0.75%	929	-
0.80%	478	-
0.85%	3,187	-
0.95%	1,797	-
1.05%	1,602	-
1.10%	13,441	-
1.15%	46,199	-
1.20%	-	-
1.25%	4,251	-
1.30%	281,436	-
1.35%	24,364	-
1.40%	15,521	292
1.45%	10,012	-
1.50%	243,520	-
1.55%	38,110	-
1.60%	88,443	-
1.65%	146,224	-
1.70%	614	-
1.75%	219,552	53
1.80%	36,640	-
1.85%	56,823	-
1.90%	1,187	-
1.95%	177,661	-
2.00%	11,234	-
2.05%	52,468	-
2.10%	21,900	-
2.15%	1,021	-
2.20%	25,792	-
2.25%	3,041	-
2.30%	24,756	-
2.35%	4,872	-
2.40%	23,929	-
2.45%	1,162	-
2.50%	8,725	-
2.55%	4,740	-
2.60%	-	-
2.65%	1,029	-
2.70%	20	-
2.75%	487	-
2.80%	-	-
2.85%	1,121	-
2.90%	-	-
2.95%	-	-
3.00%	-	-
3.05%	-	-
3.10%	-	-
3.40%	-	-

Totals	$1,602,575	$345

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $439,788,550 and $677,111,985, respectively, and total transfers from the Separate Account to the fixed account were $173,214,080 and $152,936,681, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $26,415 and $2,980,162 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,904,390 and $4,997,406 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For Purchase Payment Credits, the Company contributed $6,407,859 and $6,160,192 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,894,622,365	$–	$–	$48,894,622,365

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	$7,959,558	$5,853,696
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	9,254,336	13,648,832
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	9,005,015	29,451,715
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)	8,250,151	24,922,032
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	7,683,219	4,428,151
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	3,816,897	2,034,111
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)	14,512,213	19,239,627
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	315,398	149,249
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)	1,658,154	2,007,477
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)	1,164,343	2,236,848
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,867,044	1,645,680
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)	2,735,115	4,085,604
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	70,517	8,116
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)	1,238,417	4,897,752
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	735,113	1,175,613
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	502,522	6,054,098
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	502,997	1,072,999
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	60,291	29,363
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)	62,233	119,762
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	1,084,647	981,691
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	785,208	68,842
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	3,492	3,521
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	436,566	3,134,938
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	370,653	409,363

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	$12,921,973	$14,563,485
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,295	3,630
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	50,000	-
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)	564,097	78,952
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)	1,563,858	4,066,396
AC VP Inc - AC VP CAF: Class I (ACVCA)	180	4,924
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	2,308,065	1,873,356
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)	501,836	521,790
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	33,819,775	39,008,419
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	1,285	1,615
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	1,526,903	2,336,629
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)	16,881,190	19,769,605
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	145,242	14
AFIS(R) - Growth Fund: Class 1 (AFGF)	1,155,794	1,633,744
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)	207,875	518,347
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	45,272,460	79,061,965
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	371,606	264
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	220,846	317
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)	13,591	44,020
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	128,215	1,439
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	50,724,282	56,402,338
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	70,382,304	12,939,345
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	29,889,333	33,276,493
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	21,285,093	37,127,176
Schwab Gov MM Portfolio(TM) (CHSMM)	5,157,037	5,003,443
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	1,804,357	394,062
DE VIPT - DE VIP Value Series: SC (DWVVLS)	1,215,040	194,128
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	10,384,087	8,373,486
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	35,002,391	13,132,297
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)	25,546	622,734
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	580,949	38,556
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	292,957	1,170,057
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)	834,616	3,000,357
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	19,888,671	39,177,769
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)	361,554	740,901
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,794,698	8,850,170
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,140,563	13,677,739
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	140,157,011	8,015,641
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	9,662,914	15,289,380
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	28,641,496	32,061,529
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	743,959	803,370
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)	20,981,527	25,603,782
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	2,910,325	2,600,473
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)	21,942,669	59,021,448
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	1,676,941	2,225,769
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)	6,118,673	9,590,082
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	103,980,121	19,648,458
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)	57,100,221	44,653,191
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	87,018,197	57,674,762
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	1,141,293	2,332,465
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)	120,654,080	19,903,682
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	2,195,080	2,119,276
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)	26,425,950	40,320,943
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)	1,043,605	6,193,946
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)	11,710,456	11,986,586
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	307,108	598,317
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	3,751,586	676,316
FID VIPs - EM Portfolio: SC 2 (FEMS2)	2,980,633	11,218
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	21,622,843	38,872,538
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)	3,884,893	5,408,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)	$16,117,244	$17,157,896
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	217,471	29,122
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	539,391	4,603,185
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	1,920,791	5,668,752
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	4,981,087	15,875,864
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	8,573,925	16,292,909
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)	705,675	45,684
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)	521,366	2,868,256
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	1,682,584	1,879,945
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	1,345,064	67,909
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	13,992,770	3,532,252
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	21,995,138	26,313,502
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	50,142,200	44,133,706
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	3,137,544	8,262,731
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	9,730,242	5,115,331
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	14,398,292	1,310,518
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	34,327	40
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	45,910	59
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)	561,963	1,061,796
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)	19,947,037	13,234,098
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)	31,615	39,480
MFS(R) VIT - MFS Value Series: SC (MVFSC)	41,139,821	52,491,638
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	19,746,627	27,117,560
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	3,579,060	3,920,482
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	944,372	677,996
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)	778,347	1,596,838
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	87,262	329,785
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)	82,759	154,582
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)	224,846	48,837
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	771	7,165
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)	60	552
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)	28,636	44,371
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	3,790,199	431,774
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	175,419	495
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	114,247,330	19,484,380
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	400,194,716	5,419,178
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	3,480,930	6,331,684
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	18,901,197	27,163,012
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	469,815,001	431,505,154
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	414,061,797	80,339,069
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	35,567,847	30,695,741
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	85,857,958	88,251,445
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	377,964,310	267,435,914
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	12,872,046	16,048,778
NW VIT - NVIT EM Fund: Class I (GEM)	1,047,112	2,302,106
NW VIT - NVIT EM Fund: Class II (GEM2)	8,201,051	16,356,760
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	1,417,962	2,189,714
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	6,548,787	10,563,865
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	8,344,126	8,837,247
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	14,158,466	11,245,609
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	691,562	472,509
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	13,215,524	22,286,634
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	9,658,259	12,054,694
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	166,990,143	226,845,667
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	176,470,092	310,687,725
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	65,173,069	121,277,505
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	174,721,918	302,131,460
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	28,263,989	51,550,774
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	53,434,380	85,070,793
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	532,652	931,085

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	$18,391,550	$23,627,688
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	8,442,124	8,135,140
NW VIT - NVIT NW Fund: Class I (TRF)	1,991,387	16,321,990
NW VIT - NVIT NW Fund: Class II (TRF2)	1,924,197	20,201,204
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	26,236,814	29,023,162
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	1,498,779	104,494
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)	18,440,080	4,329,109
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	25,920,095	33,543,002
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	112,264,248	122,168,668
NW VIT - NVIT ID CAF: Class II (NVDCA2)	118,360,234	154,081,025
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	64,509,888	110,282,594
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	223,753,816	298,517,147
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	85,240,762	123,724,750
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	63,233,688	88,416,186
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	47,750,277	23,078,167
NW VIT - NVIT Gov MM Fund: Class I (SAM)	254,585,572	207,202,742
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	2,299,787	2,733,078
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)	18,593,035	18,174,533
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	212,807	670,802
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	8,489,903	8,984,082
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,064,931	1,602,853
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	46,500,131	43,701,363
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	707,508	1,153,350
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	15,506,752	20,222,027
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	32,240,568	22,661,349
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	26,215,698	31,206,750
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	374,757	210,001
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,142,896	34,615,613
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	1,650,409	1,532,168
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	16,192,492	11,553,957
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	5,375,479	4,363,276
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	10,560,230	6,618,569
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	16,084,803	8,835,121
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	12,613,581	7,252,200
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	34,074,006	32,400,222
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	41,541,607	18,974,248
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	38,514,239	48,552,893
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	38,885,557	64,254,233
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	18,309,119	23,099,933
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	3,080,584	371,521
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)	75,018,858	12,253,320
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	1,085,964	6,772,804
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)	2,176,330	12,623,125
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	7,397,621	503,978
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	7,936,487	1,694,332
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	132,057,505	47,971,982
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	47,110,116	34,673,837
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	133,947,894	34,193,088
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	46,532,671	22,905,522
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	30,284,210	8,784,396
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)	118,681,648	43,351,105
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	68,473,940	7,938,644
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	6,904,577	16,895,105
NB AMT - Guardian Portfolio: I Class Shares (AMGP) (Obsolete & Unaudited)	1	-
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)	18,384	135,663
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	3,097	4,025
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	398,617	797,933
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	1,742	1,157
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	1,118,791	3,777,788
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	17,297,465	13,762,556

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)	$1,292,039	$3,972,573
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)	735,080	2,543,427
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	11,820,107	18,082,076
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	17,133,599	14,724,969
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	670,484	224,070
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	1,588,516	1,928,956
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)	23,593,469	32,793,252
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	1,726,182	1,791,882
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	24,247,325	17,846,692
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	1,943,571	1,529,199
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	201,489	391,965
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)	529,019	1,508,143
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	17,030	5
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	3,485,811	6,430,276
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	4,441,671	3,799,290
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	33,998,406	43,810,645
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	50,063,116	22,401,475
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)	76,710	33,498
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	3,310,681	3,633,110
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)	131,589	19,272
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	55,041	418
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	31,212,978	6,146,639
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)	498,775	4,665
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)	93,082	17,618
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)	564,136	202,166
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	3,294,852	1,119,964
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)	23	12,959
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	455,843	1,545
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,163,221	533,348
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,259,792	1,671,261
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	3,960,672	440,581
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	6,960	133,509
GGH Variable Fund - Long Short Equity Fund (RSRF)	6,430	23
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	1,098,180	1,943,174
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	28,926,848	28,920,262
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	7,138,079	5,704,685
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)	766,187	894,967
VanEck VIPT - EM Fund: Initial Class (VWEM)	892,848	4,144,593
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	22,067	2,811,778
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	488,838	2,408,997
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)	69,560	409,472
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)	724,459	614,400
Ivy VIP - Asset Strategy: Class II (WRASP)	9,881,436	25,661,720
Ivy VIP - Energy: Class II (WRENG)	3,575	3
Ivy VIP - High Income: Class II (WRHIP)	10,631,857	16,867,712
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	39,542,201	26,909,120
Ivy VIP - PF Aggressive: Class II (WRPAP)	14,343	341
Ivy VIP - PF Conservative: Class II (WRPCP)	300,480	747,722
Ivy VIP - PF Moderate: Class II (WRPMP)	1,965,970	4,332,689
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)	4,675,409	6,257,787
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)	369,951	1,822,310
WF VT - VT Discovery Fund: Class 2 (SVDF)	5,471	3,340
WF VT - VT Opportunity Fund: Class 2 (SVOF)	33,407	36,730
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	43,679,977	33,385,016
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)	2,480	349

	$6,613,208,913	$5,639,842,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.40%	to	2.85%	2,557,928	$11.74	to	$10.46	$28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2018	0.75%	to	2.50%	856,633	16.06	to	14.26	13,087,812	0.00%	-6.58%	to	-8.24%
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018	0.60%			4,197	11.67			48,975	1.88%	-7.63%
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2018	0.40%			2,662	6.94			18,486	1.73%			-19.28%
2017	0.40%			2,975	8.60			25,596	2.70%			-1.23%
2016	0.40%			1,359	8.71			11,839	2.99%			40.23%
2015	0.40%			330	6.21			2,050	0.94%			-37.88%	****
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2018	0.60%			5,727	8.73			50,003	0.00%			-12.69%	****
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2018	0.60%			16,712	8.72			145,761	0.00%			-12.77%	****
AFIS(R) - Growth Fund: Class 1 (AFGF)
2018	1.30%			54,721	169.22			9,259,805	0.66%	-1.32%
2017	1.30%			62,814	171.48			10,771,585	0.67%	26.96%
2016	1.30%			82,124	135.07			11,092,388	0.99%	8.34%
2015	1.30%			92,503	124.67			11,532,578	0.80%	5.73%
2014	1.30%			106,861	117.92			12,601,077	1.44%	7.37%
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
2018	1.30%			6,474	62.35			403,644	5.17%	-3.43%
2017	1.30%			11,741	64.56			757,997	6.21%	5.86%
2016	1.30%			13,960	60.99			851,416	6.41%	16.30%
2015	1.30%			13,269	52.44			695,779	5.38%	-8.15%
2014	1.30%			21,295	57.09			1,215,827	4.36%	-0.51%
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
2018	1.30%			17,972	35.94			645,953	2.01%	-0.41%
2017	1.30%			18,957	36.09			684,134	1.53%	0.51%
2016	1.30%			19,599	35.91			703,758	1.59%	0.12%
2015	1.30%			21,051	35.86			754,989	1.59%	0.61%
2014	1.30%			25,113	35.65			895,197	1.33%	3.87%
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%	****
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
Schwab Gov MM Portfolio(TM) (CHSMM)
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
DE VIPT - DE VIP Value Series: SC (DWVVLS)
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%	****
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
MFS(R) VIT - MFS Value Series: SC (MVFSC)
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.60%			16,971	10.18			172,727	2.90%			1.78%	****
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529	10.39			57,426	3.50%	-6.50%
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.80%	to	1.40%	245,331	8.92	to	8.67	2,133,871	4.09%	-17.83%	to	-18.33%
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	0.40%	to	2.85%	3,238,080	8.98	to	11.78	46,546,043	4.15%	-17.67%	to	-19.71%
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.80%	to	1.40%	171,784	18.59	to	17.63	3,047,188	1.42%	-12.30%	to	-12.83%
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.40%	to	2.85%	4,631,844	17.25	to	12.45	66,448,526	1.20%	-12.15%	to	-14.32%
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014	0.40%			1,719	13.85			23,808	1.99%	16.68%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.40%	to	2.50%	1,200,259	12.55	to	11.13	13,865,261	1.85%	-8.19%	to	-10.14%
2017	0.40%	to	2.50%	696,475	13.67	to	12.38	8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.40%	to	2.55%	1,144,692	13.17	to	11.64	14,081,019	1.96%	-10.55%	to	-12.49%
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016	0.40%			10,635			11.46	121,889	1.40%			6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017	0.40%			34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
GGH Variable Fund - Long Short Equity Fund (RSRF)
2018	0.40%			565			9.26	5,233	0.00%			-7.38%	****
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
Ivy VIP - Energy: Class II (WRENG)
2018	0.40%			372	6.30			2,343	0.00%			-37.01%	****
Ivy VIP - High Income: Class II (WRHIP)
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
Ivy VIP - PF Aggressive: Class II (WRPAP)
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017	0.60%			584	15.12			8,833	0.50%	19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - PF Conservative: Class II (WRPCP)
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
Ivy VIP - PF Moderate: Class II (WRPMP)
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
Huntington VA Intnl Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
WF VT - VT Small Cap Value Fund: Class 2 (obsolete) (WFVSMV)
2014	1.10%			631	11.53			7,278	0.35%	3.31%
WF VT - VT Total Return Bond Fund: Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
MFS(R) VIT - MFS Investors Growth Stock Series: SC (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
FID VIPs Fund - VIP High Income Portfolio: Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Overseas Portfolio: Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
FID VIPs Fund - VIP Overseas Portfolio: SC 2R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
NW VIT - NVIT Growth Fund: Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%

2018	Reserves for annuity contracts in payout phase:								$11,069,590
2018	Contract Owners’ Equity:								$48,895,196,042
2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on November 12, 2009 with Pre-Effective Amendment No. 1 (SEC File No. 333-160635) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on November 12, 2009 with Pre-Effective Amendment No. 1 (SEC File No. 333-160635) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
9)	Opinion of Counsel – Filed previously on July 17, 2009 with Initial Filing (SEC File No. 333-160635) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker

Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 27,498 and 14,584 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact